                    SEMI-ANNUAL REPORT / SEPTEMBER 30, 2002

                        TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                           PERSONAL INVESTMENT CLASS

                    [FUND MANAGEMENT LOGO APPEARS HERE--SM]



                                    DIRECTORS
Frank S. Bayley                                               Robert H. Graham
Bruce L. Crockett                                           Prema Mathai-Davis
Albert R. Dowden                                              Lewis F. Pennock
Edward K. Dunn, Jr.                                            Ruth H. Quigley
Jack M. Fields                                                  Louis S. Sklar
Carl Frischling

                                    OFFICERS
Robert H. Graham                                          Chairman & President
Gary T. Crum                                                Sr. Vice President
Carol F. Relihan                                Sr. Vice President & Secretary
Dana R. Sutton                                      Vice President & Treasurer
Stuart W. Coco                                                  Vice President
Melville B. Cox                                                 Vice President
Karen Dunn Kelley                                               Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                        90 Washington Street, 11th Floor
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


TFIC-SAR-6

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           At the writing of my most recent letter to the shareholders
ROBERT H.           of the Cash Reserve Portfolio, the projection for the
GRAHAM]             annualized growth of the U.S. gross domestic product (GDP)
                    for the first-quarter of 2002 was 5.8%. The actual rate ended up being 5.0%. In the second quarter, growth slowed to an annualized rate of 1.1%. The advance estimate of the annualized GDP growth for the third quarter, which ended on September 30, was 3.1%. While the GDP numbers reflect slow growth, other economic indicators, such as a decrease in the number of new orders in the manufacturing industry, have added to concern about the strength of the economy. The financial markets have reflected the sluggishness of the economy with disappointing returns.

                        Along with anemic economic growth, the job market has
                    remained weak. The seasonally adjusted rate of unemployment for September was 5.6%. After the reporting period ended, the unemployment rate for October was announced at 5.7%. On top of the sometimes disheartening economic news, disconcerting world events and reports of corporate wrongdoing contributed to continued volatility and declines in the equity market. The quarter ending September 30, 2002, has been the worst quarter for equity markets since 1987.

    As you may remember, the fed funds rate (the rate banks charge one another for overnight loans) was lowered 11 times last year, with the last reduction occurring in December 2001, when the rate was lowered to 1.75%. Since then, the Federal Reserve's Federal Open Markets Committee (FOMC) has had six regularly scheduled meetings at which it left the rate unchanged. However, after the period covered by this report had ended, on November 6, 2002, the FOMC lowered the fed funds rate to 1.25%. As you know, the purpose of lowering the rate is to stimulate economic growth. Unfortunately, the low rate negatively impacts the yield on money market portfolios.

SAFETY AND STABILITY REMAIN HALLMARKS OF FUND

For the six-month period ended September 30, 2002, Cash Reserve Portfolio, Personal Investment Class, maintained its competitive position. Its monthly yield during the reporting period was 0.77%, and its 7-day yield was 0.90%. Had the advisor and distributor not waived fees and expenses, performance would have been lower. Net assets of the Personal Investment Class of the portfolio stood at $17.2 million at the close of the period.

    The portfolio also maintained the quality of its holdings, consistent with its triple-A credit rating, the highest given by Moody's Investors Service, Standard & Poor's, and Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.

    Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940.



                                                                     (continued)

    An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.

    We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-3.29%

Alabama (State of) Public
 School and College Authority;
 Refunding Series 1993 A RB
 5.75%, 08/01/03                  AA      Aa3    $ 1,900   $    1,966,986
-------------------------------------------------------------------------
Alabama State University;
 Refunding General Tuition and
 Fee Series 1993 RB
 5.70%, 05/01/03(b)(c)            AAA     Aaa      2,000        2,089,282
-------------------------------------------------------------------------
Birmingham (City of) Medical
 Clinic Board (University of
 Alabama Health Services
 Foundation); VRD Series 1991
 RB (LOC-Amsouth Bank)
 1.85%, 12/01/26(d)(e)            A-1   VMIG-1    19,600       19,600,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (Children's Zoo Project); VRD
 Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 05/01/07(d)(e)            --    VMIG-1     6,000        6,000,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (YMCA Project); Refunding VRD
 Series 1996 RB
 (LOC-Amsouth Bank)
 1.83%, 06/01/16(d)(e)            --    VMIG-1     2,470        2,470,000
-------------------------------------------------------------------------
Homewood (City of) Medical
 Clinic Board (Lakeshore
 Foundation Project); VRD Lease
 Revenue Series 2000 RB
 (LOC-Amsouth Bank)
 1.78%, 11/01/24(d)(e)            A-1     --       7,830        7,830,000
-------------------------------------------------------------------------
Hoover (City of) Board of
 Education; Refunding Series
 2001 Special Tax Anticipation
 Warrants
 4.25%, 02/15/03(f)               AAA     Aaa      1,085        1,094,575
-------------------------------------------------------------------------
Ridge Improvement District; VRD
 Improvement Series 2000
 Special Assessment
 (LOC-Amsouth Bank)
 1.80%, 10/01/25(d)(e)            --    VMIG-1    12,000       12,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-(CONTINUED)

Tuscaloosa (City of)
 Educational Building Authority
 (Stillman College Project);
 Refunding VRD Series 2002 A RB
 (LOC-Amsouth Bank)
 1.93%, 10/01/23(d)(e)            --    VMIG-1   $13,068   $   13,068,000
=========================================================================
                                                               66,118,843
=========================================================================

ALASKA-0.14%

Alaska (State of) Industrial
 Development and Export
 Authority (Safeway Inc.
 Projects); Refunding
 Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/01/02(e)              A-1+     --       2,825        2,825,000
=========================================================================

ARIZONA-0.54%

Arizona (State of) Water
 Infrastructure Finance
 Authority; Water Quality
 Series 2001 A RB
 4.00%, 10/01/02                  --      Aaa      5,495        5,495,000
-------------------------------------------------------------------------
Phoenix (City of) Civic
 Improvement Corp.; Wastewater
 System Lease Series 1993 RB
 6.13%, 07/01/03(b)(c)            AAA     NRR      5,000        5,270,260
=========================================================================
                                                               10,765,260
=========================================================================

ARKANSAS-0.46%

Fayetteville (City of) Sales &
 Use Tax; Capital Improvement
 Series 2002 RB
 2.00%, 06/01/03                  AA-     --       2,200        2,204,326
-------------------------------------------------------------------------
North Little Rock (City of);
 Refunding Electric
 Series 1992 A RB
 6.15%, 07/01/03(f)               AAA     Aaa      3,245        3,356,547
-------------------------------------------------------------------------
Pulaski (County of) Public
 Facilities Board (Health
 Facilities-Central Arkansas
 Radiation Therapy Inc.
 Project); VRD Educational
 Facilities Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/08(d)(e)(g)         --      --       3,610        3,610,000
=========================================================================
                                                                9,170,873
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

COLORADO-1.79%

287/42 General Improvement
 District; VRD Ltd. Tax Series
 2000 GO (LOC-U.S. Bank N.A.)
 1.74%, 12/01/31(d)(e)            A-1     --     $ 3,000   $    3,000,000
-------------------------------------------------------------------------
Arvada (City of) (Water Utility
 Improvements); Refunding VRD
 Series 2001 RB
 1.50%, 11/01/20(f)(h)           A-1+     Aaa      1,000        1,000,000
-------------------------------------------------------------------------
Boulder (City of) (Library
 Capital Improvements);
 Refunding Unlimited Tax
 Series 2001 GO
 3.50%, 10/01/02                  AA+     Aa1        775          775,000
-------------------------------------------------------------------------
Colorado (State of) Educational
 & Cultural Facilities
 Authority (Denver Museum
 Project); VRD Series 2001 RB
 (LOC-Bank One Colorado N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,000        9,000,000
-------------------------------------------------------------------------
Colorado (State of) Health
 Facilities Authority (Golden
 West Manor Inc. Project); VRD
 Series 2002 A RB
 (LOC-U.S. Bank N.A.)
 1.72%, 07/01/32(d)(e)            A-1     --       4,210        4,210,000
-------------------------------------------------------------------------
Denver City and County Airport;
 Series 1992 A RB
 7.25%, 11/15/02(b)(c)            AAA     Aaa      1,670        1,714,385
-------------------------------------------------------------------------
 7.50%, 11/15/02(b)(c)            AAA     Aaa      1,000        1,026,726
-------------------------------------------------------------------------
Idaho Springs (City of)
 Industrial Development
 (Safeway Inc. Project);
 Refunding Series 1993 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(e)              A-1+     --       1,310        1,310,000
-------------------------------------------------------------------------
Jefferson (County of) School
 District # R-001; Unlimited
 Tax Series 1992 GO
 6.00%, 12/15/02(b)(c)            AAA     Aaa      1,000        1,018,414
-------------------------------------------------------------------------
JP Morgan Putters (State of
 Colorado Department of
 Transportation); VRD Series
 2000-249 RB
 1.78%, 06/15/14
 (Acquired 09/09/02;
 Cost $11,015,000)(d)(i)(k)      A-1+     --      11,015       11,015,000
-------------------------------------------------------------------------
Westminster (City of);
 Refunding Sales & Use Tax
 Series 1992 A RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,008,183
-------------------------------------------------------------------------
Westminster (City of) Water &
 Wastewater Utilities;
 Refunding Series 2001 RB
 4.00%, 12/01/02(f)               AAA     Aaa      1,000        1,003,292
=========================================================================
                                                               36,081,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


DISTRICT OF COLUMBIA-0.25%

District of Columbia (Abraham &
 Laura Lisner Home for Aged
 Women); VRD Series 1992 RB
 (LOC-Bank of America NT & SA)
 1.70%, 07/01/22(d)(e)            --    VMIG-1   $ 5,000   $    5,000,000
=========================================================================

DELAWARE-0.14%

Sussex (County of); Unlimited
 Tax Series 2001 GO
 4.00%, 10/15/02                  --      Aa3      1,490        1,491,213
-------------------------------------------------------------------------
Wilmington (City of); Refunding
 Unlimited Tax Series 2001 GO
 3.25%, 12/01/02(f)               AAA     Aaa      1,320        1,323,197
=========================================================================
                                                                2,814,410
=========================================================================

FLORIDA-6.52%

Collier (County of) Industrial
 Development Authority
 (Community School of Naples
 Project); VRD Educational
 Facilities Series 1999 IDR
 (LOC-Bank of America N.A.)
 1.75%, 10/01/19
 (Acquired 06/05/02;
 Cost $4,100,000)(d)(e)(g)(k)     --      --       4,100        4,100,000
-------------------------------------------------------------------------
Florida (State of) Municipal
 Power Agency (Stanton II
 Project); Series 1992 RB
 6.00%, 10/01/02(b)(c)            AAA     Aaa      1,030        1,050,600
-------------------------------------------------------------------------
Gulf Breeze (City of)
 Healthcare Facilities
 (Heritage Healthcare of
 America Project); VRD Series
 1999 RB (CEP-American
 International Group Inc.)
 1.83%, 01/01/24
 (Acquired 04/15/99-08/27/02;
 Cost $24,900,000)(d)(k)          --    VMIG-1    24,900       24,900,000
-------------------------------------------------------------------------
Jacksonville (City of) Health
 Facilities Authority (Samuel
 C. Taylor Foundation Project);
 Refunding VRD Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/23
 (Acquired 02/20/01;
 Cost $2,400,000)(d)(e)(g)(k)     --      --       2,400        2,400,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
FLORIDA-(CONTINUED)

Jacksonville (City of) Health
 Facilities Authority
 (University of Florida
 Jacksonville Physicians, Inc);
 Refunding VRD Series 2002 RB
 (LOC-Bank of America N.A.)
 1.70%, 06/01/22(d)(e)            --    VMIG-1   $12,930   $   12,930,000
-------------------------------------------------------------------------
JP Morgan Putters
 (State of Florida Turnpike
 Authority); VRD Turnpike
 Series 2000-281Z A RB
 1.78%, 07/01/29
 (Acquired 07/18/01-08/17/01;
 Cost $16,820,000)(d)(i)(k)      A-1+     --      16,820       16,820,000
-------------------------------------------------------------------------
Marion (County of) Hospital
 District (Munroe Regional
 Health System); VRD Health
 System Improvement
 Series 2000 RB
 (LOC-Amsouth Bank of Florida)
 1.75%, 10/01/30(d)(e)            --    VMIG-1    13,875       13,875,000
-------------------------------------------------------------------------
Miami (City of) Health
 Facilities Authority (Mercy
 Hospital Inc. Project);
 Refunding VRD Health
 Facilities Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.70%, 08/01/20(d)(e)           A-1+   VMIG-1     1,150        1,150,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Educational Facilities
 Authority (Carlos Albizu
 University Project); VRD
 Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 12/01/25(d)(e)(g)         --      --       8,100        8,100,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Industrial Development
 Authority (Palmer Trinity
 School Project);
 VRD Series 1999 IDR
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/19(d)(e)(g)         --      --       2,800        2,800,000
-------------------------------------------------------------------------
North Miami (City of)
 Educational Facilities (Miami
 Country Day School Project);
 VRD Series 1999 RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/19(d)(e)(g)         --      --       1,650        1,650,000
-------------------------------------------------------------------------
Orange (County of) Health
 Facilities Authority
 (Presbyterian Retirement
 Communities Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 11/01/28
 (Acquired 11/14/01-02/15/02;
 Cost $8,345,000)(d)(e)(g)(k)     --      --       8,345        8,345,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

FLORIDA-(CONTINUED)

Palm Beach (County of) (St.
 Andrews School-Boca Raton);
 VRD Series 1998 RB (LOC-Bank
 of America N.A.)
 1.75%, 10/01/28
 (Acquired 01/03/02;
 Cost $13,100,000)(d)(e)(g)(k)    --      --     $13,100   $   13,100,000
-------------------------------------------------------------------------
Palm Beach (County of)
 Educational Facilities
 Authority (Atlantic College
 Project); Refunding VRD
 Educational Facilities Series
 2001 RB (LOC-Bank of America
 N.A.)
 1.75%, 12/01/31(d)(e)(g)         --      --       3,000        3,000,000
-------------------------------------------------------------------------
Palm Beach (County of) Health
 Facilities Authority (Jupiter
 Medical Center Inc. Project);
 VRD Series 1999 B RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/20
 (Acquired 05/02/02-07/22/02;
 Cost $5,220,000)(d)(e)(g)(k)     --      --       5,220        5,220,000
-------------------------------------------------------------------------
Saint Lucie (County of)
 (Savannahs Hospital Project);
 VRD Series 1985 RB
 (LOC-Canadian Imperial Bank of
 Commerce)
 1.70%, 11/01/15(d)(e)           A-1+     --       4,715        4,715,000
-------------------------------------------------------------------------
Seminole (County of) Industrial
 Development Authority (Florida
 Living Nursing Home); VRD
 Multimodal Health Facilities
 Series 1991 IDR (LOC-Bank of
 America N.A.)
 1.75%, 02/01/11(d)(e)            --    VMIG-1     1,400        1,400,000
-------------------------------------------------------------------------
Tampa (City of) (Agency for
 Community Treatment DACCO
 Project); VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/22(d)(e)(g)         --      --       5,400        5,400,000
=========================================================================
                                                              130,955,600
=========================================================================

GEORGIA-5.60%

Atlanta (City of); Unlimited
 Tax Series 2002 A TAN
 1.65%, 12/31/02                 SP-1+   MIG-1    12,000       12,001,454
-------------------------------------------------------------------------
Burke (County of) Development
 Authority (Oglethorpe Power
 Corp.-Vogtle Nuclear Plant);
 Refunding Pollution Control
 Series 1992 IDR
 8.00%, 01/01/03(b)(c)            AAA     Aaa      5,000        5,231,425
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
GEORGIA-(CONTINUED)

Cobb (County of); Unlimited Tax
 Series 2002 TAN
 2.50%, 12/31/02                 SP-1+   MIG-1   $21,025   $   21,072,313
-------------------------------------------------------------------------
Cobb (County of) Kennestone
 Hospital Authority (Equipment
 Pool Project);
 VRD Series 1999 RAC
 1.80%, 04/01/26(d)              A-1+   VMIG-1    23,500       23,500,000
-------------------------------------------------------------------------
Cobb (County of) School
 District; Series 2002
 Revenue Notes
 2.50%, 12/31/02                  --     MIG-1    15,000       15,036,560
-------------------------------------------------------------------------
De Kalb (County of) Development
 Authority (Green Forest
 Community Development Project);
 VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.70%, 02/01/22
 (Acquired 07/02/02;
 Cost $6,580,000)(d)(e)(k)       A-1+     --       6,580        6,580,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Georgia); VRD Series
 2000-1001 Class C COP
 1.77%, 07/01/15
 (Acquired 07/26/00-01/31/02;
 Cost $20,000,000)(d)(i)(k)      A-1+     --      20,000       20,000,000
-------------------------------------------------------------------------
Fulton (County of) Development
 Authority (Bridgeway
 Foundation for Education
 Project); VRD Educational
 Facilities Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.70%, 06/01/15(d)(e)            A-1     --       1,800        1,800,000
-------------------------------------------------------------------------
Smyrna (City of) Hospital
 Authority (Ridgeview Institute
 Inc. Project); VRD Series 2002
 RB (LOC-Wachovia Bank N.A.)
 1.70%, 11/01/27(d)(e)            --    VMIG-1     2,510        2,510,000
-------------------------------------------------------------------------
South Georgia (State of)
 Hospital Authority (Georgia
 Alliance Community Hospitals);
 VRD Series 1999 A RB
 1.75%, 04/01/29(d)(f)            --    VMIG-1     4,900        4,900,000
=========================================================================
                                                              112,631,752
=========================================================================

HAWAII-0.33%

Eagle Tax Exempt Trust
 (State of Hawaii);
 VRD Series 2000-1101 COP1.77%,
 12/01/16
 (Acquired 01/11/01;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

HAWAII-(CONTINUED)

Honolulu (City and County of);
 Unlimited Tax Series 1993 B GO
 5.00%, 10/01/02                  AA-     Aa3    $   745   $      745,000
=========================================================================
                                                                6,745,000
=========================================================================

IDAHO-0.60%

Idaho (State of);
 Series 2002 TAN
 3.00%, 06/30/03                 SP-1+   MIG-1    12,000       12,120,517
=========================================================================

ILLINOIS-11.17%

ABN AMRO Munitops Ctfs. Trust
 (City of Chicago); Refunding
 VRD Ltd. Tax Multistate
 Non-AMT Series 2001-34 Ctfs.
 1.75%, 07/01/07
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs.(State
 of Illinois); VRD Series
 2002-190 Class A RB
 1.75%, 06/05/14
 (Acquired 05/06/02;
 Cost $10,130,000)(d)(i)(k)       A-1     --      10,130       10,130,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs. (State
 of Illinois Sales Tax); VRD
 Series 1998-25 Class A RB
 1.75%, 03/15/07
 (Acquired 08/26/99;
 Cost $10,000,000)(d)(i)(k)       A-1     --      10,000       10,000,000
-------------------------------------------------------------------------
Chicago (City of); Ltd. Tender
 Notes Tax Series 2001 GO
 (LOC-Landesbank
   Hesset-Thuringen)
   1.90%, 10/31/02(b)(e)         A-1+   VMIG-1     4,500        4,500,000
-------------------------------------------------------------------------
Chicago (City of) Board of
 Education; VRD Unlimited Tax
 Series 2000 C GO
 1.70%, 03/01/32(d)(f)           A-1+   VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
Cook (County of); Refunding
 Unlimited Tax Series 1992 C GO
 5.63%, 11/15/02(f)               AAA     Aaa      1,000        1,005,185
-------------------------------------------------------------------------
Cook (County of) Community
 Consolidated School District
 #65 (Evanston); Unlimited Tax
 Series 1994 B GO
 6.20%, 12/01/02(b)(c)            AAA     Aaa      2,445        2,462,737
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
 (City of Chicago);
 VRD Series 2001-1305 COP
 1.83%, 01/01/35
 (Acquired 04/02/01;
 Cost $4,950,000)(d)(i)(k)       A-1+     --     $ 4,950   $    4,950,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Park District); VRD
 Series 2002-1306 COP
 1.77%, 01/01/29
 (Acquired 05/05/02;
 Cost $5,500,000)(d)(i)(k)       A-1+     --       5,500        5,500,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Water & Sewer); VRD
 Series 2001-1308 COP
 1.77%, 11/01/26
 (Acquired 12/12/01;
 Cost $8,655,000)(d)(i)(k)       A-1+     --       8,655        8,655,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook
 County Regional Transportation
 Authority); VRD Series
 2000-1301 COP
 1.77%, 07/01/23
 (Acquired 03/26/01-05/30/01;
 Cost $19,000,000)(d)(i)(k)      A-1+     --      19,000       19,000,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Illinois);
 VRD Series 2000-1304 COP
 1.77%, 06/01/21
 (Acquired 06/27/00;
 Cost $7,340,000)(d)(i)(k)       A-1+     --       7,340        7,340,000
-------------------------------------------------------------------------
East Peoria (City of)
 (Radnor/East Peoria
 Partnership Project);
 Multi-Family Housing VRD
 Series 1983 RB (LOC-Bank of
 America NT & SA)
 1.95%, 06/01/08(d)(e)            --      Aa1      2,000        2,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Chicago); GO 1.75%,
 VRD Ltd. Tax Series 2000
 A12 01/01/23
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
 1.75%, VRD Ltd. Tax
 Series 2002
 A44 01/01/20
 (Acquired 08/02/02;
 Cost $7,890,000)(d)(i)(k)        --    VMIG-1     7,890        7,890,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

First Union Merlots (Cook
 County Regional Transportation
 Authority); GO  1.75%, VRD
 Series 2001 A93 07/01/27
 (Acquired 10/10/01;
 Cost $3,695,000)(d)(i)(k)        --    VMIG-1   $ 3,695   $    3,695,000
-------------------------------------------------------------------------
 1.75%, VRD Unlimited Tax
 Series 2002 A41 06/01/17
 (Acquired 07/25/02;
 Cost $9,000,000)(d)(f)(i)(k)     --    VMIG-1     9,000        9,000,000
-------------------------------------------------------------------------
First Union Merlots (State of
 Illinois); VRD Unlimited Tax
 Series 2001 A124 GO
 1.75%, 11/01/26
 (Acquired 10/10/01-09/18/02;
 Cost $6,580,000)(d)(i)(k)        A-1     --       6,580        6,580,000
-------------------------------------------------------------------------
First Union Merlots (University
 of Illinois);
 VRD Series 2000 S RB
 1.75%, 04/01/30
 (Acquired 03/20/00-02/12/01;
 Cost $7,400,000)(d)(i)(k)        --    VMIG-1     7,400        7,400,000
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1993 GO
 5.70%, 04/01/03(b)(c)            NRR     NRR      2,000        2,083,463
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1994 GO
 5.25%, 04/01/03                  AA      Aa2      2,980        3,035,340
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1995 GO
 5.13%, 12/01/02(f)               AAA     Aaa      1,000        1,005,313
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority; VRD Series
 2002 RAN (LOC-Harris Trust &
 Savings Bank)
 1.75%, 06/30/03(d)(e)           A-1+     --       4,970        4,970,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (American
 College of Surgeons); VRD
 Series 1996 RB
 (LOC-Northern Trust Co.)
 1.80%, 08/01/26(d)(e)           A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority
 (Bochasanwais Shree Akshar
 Inc. Project);
 VRD Series 2002 RB
 (LOC-Comerica Bank Texas)
 1.70%, 06/01/17(d)(e)            A-1     --       4,500        4,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Illinois (State of) Development
 Finance Authority (Chicago
 Commons Association Project);
 VRD Series 1999 RB
 (LOC-Bank of America NT & SA)
 1.70%, 01/01/29(d)(e)           A-1+     --     $ 4,000   $    4,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Evanston
 Northwestern);
 VRD Series 2001 C RB
 1.70%, 05/01/31(d)              A-1+   VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (West
 Central Illinois Educational
 Project); VRD Series 2002 RB
 (LOC-American National Bank &
 Trust)
 1.75%, 09/01/32(d)(e)            --    VMIG-1     4,800        4,800,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Wheaton
 School 200); School District
 Program Series 1993 RB
 4.75%, 12/01/02(f)               AAA     Aaa      1,000        1,005,041
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (YMCA of
 Metro Chicago Project); VRD
 Series 2001 RB (LOC-Harris
 Trust & Savings Bank)
 2.00%, 06/01/29(e)(j)           A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
Illinois (State of) Educational
 Facilities Authority;
 Commercial Paper Notes
 (LOC-Northern Trust Co.)
 1.30%, 10/17/02(e)              A-1+     --       4,979        4,979,000
-------------------------------------------------------------------------
Illinois (State of) Health
 Facilities Authority
 (Northwestern Memorial
 Hospital); Refunding VRD
 Series 2002 C RB
 2.00%, 08/15/32(j)              A-1+   VMIG-1     2,700        2,700,000
-------------------------------------------------------------------------
Illinois (State of) Toll
 Highway Authority; Refunding
 VRD Toll Highway
 Series 1998 B RB
 1.70%, 01/01/16(d)(f)            --    VMIG-1     6,600        6,600,000
-------------------------------------------------------------------------
 1.70%, 01/01/17(d)(f)            --    VMIG-1     4,600        4,600,000
-------------------------------------------------------------------------
Sangamon (County of) School
 District (#186 Springfield);
 Series 2002 TAN
 2.38%, 12/20/02                 SP-1+    --      11,000       11,018,378
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

Winnebago & Boone (Counties of)
 School District #205;
 Unlimited Tax Series 1989 GO
 7.30%, 02/01/03(c)               AAA     Aaa    $ 4,475   $    4,562,520
=========================================================================
                                                              224,466,977
=========================================================================

INDIANA-3.39%

ABN AMRO Munitops Ctfs. Trust
 (City of Indianapolis Bond
 Bank-Waterworks); Non-AMT
 Series 2002-7 Ctfs.
 2.00%, 05/21/03 (Acquired
 05/30/02;
 Cost $10,000,000)(b)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Indiana (State of) Bond Bank
 (Advanced Funding Program
 Notes); Series 2002 A-2
 Revenue Notes
 2.25%, 01/22/03                 SP-1+   MIG-1     5,000        5,009,151
-------------------------------------------------------------------------
Indiana (State of)
 Development Finance Authority
 (Indiana Historical Society);
 VRD Educational Facilities
 Series 1996 IDR
 (LOC-Bank One Indiana N.A.)
 1.70%, 08/01/31
 (Acquired 01/23/02-07/31/02;
 Cost $4,400,000)(d)(e)(k)        A-1     --       4,400        4,400,000
-------------------------------------------------------------------------
Indiana (State of) Development
 Finance Authority (USX Corp.
 Project); Refunding
 Environmental Improvement
 Series 1998 IDR
 (LOC-Scotiabank)
 1.25%, 10/01/02(b)(e)            A-1   VMIG-1    20,000       20,000,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Hospital Projects);
 VRD Hospital
 Series 2000 A RB (LOC-Bank of
 America N.A.)
 1.70%, 07/01/28(d)(e)           A-1+     --       9,915        9,915,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Mental Health and
 Rehabilitation); VRD Series
 1990 RB (LOC-LaSalle National
 Bank)
 1.70%, 11/01/20(d)(e)            A-1     --       2,855        2,855,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Deaconess Hospital Inc.); VRD
 Hospital Series 1992 RB
 (LOC-First National Bank)
 1.75%, 01/01/22(d)(e)            --    VMIG-1     8,700        8,700,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
INDIANA-(CONTINUED)

Indiana (State of) Health
 Facilities Financing Authority
 (Fayette Memorial Hospital
 Association Inc. Project); VRD
 Series 2002 A RB (LOC-U.S.
 Bank N.A.)
 2.15%, 10/01/32(e)(j)           A-1+     --     $ 3,945   $    3,945,000
-------------------------------------------------------------------------
Indianapolis (City of)
 Independent School; Unlimited
 Tax Series 2002 GO
 2.00%, 07/15/03                  AA      --       3,225        3,232,492
=========================================================================
                                                               68,056,643
=========================================================================

IOWA-1.61%

Iowa City (City of) (ACT,
 Inc.); VRD Series 2001 RB
 2.25%, 04/01/32(j)               A-1     --      15,000       15,000,000
-------------------------------------------------------------------------
Iowa (State of) Finance
 Authority (YMCA of Greater Des
 Moines); VRD Economic
 Development Series 2000 RB
 (LOC-Wells Fargo Bank N.A.)
 1.80%, 06/01/10(d)(e)(l)         --      --       2,100        2,100,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority; VRD
 Private College Facilities
 Series 1985 RB
 1.75%, 12/01/15(d)(f)           A-1+   VMIG-1     1,700        1,700,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Loras College Project); VRD
 Private College Facilities
 Series 2000 RB
 (LOC-LaSalle Bank N.A.)
 2.10%, 11/01/30(e)(j)            A-1     --       3,195        3,195,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Wartburg Theological Seminary
 Project); VRD Private College
 Facilities Series 2000 RB
 (LOC-Northern Trust Co.)
 2.15%, 03/01/30(e)(j)            --    VMIG-1     2,120        2,120,000
-------------------------------------------------------------------------
Iowa (State of) School Cash
 Anticipation Program;
 Series 2002 TRAN
 2.75%, 06/20/03(f)               AAA     Aaa      8,250        8,314,073
=========================================================================
                                                               32,429,073
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


KANSAS-0.57%

Lenexa (City of) Health Care
 Facilities (Lakeview Village
 Inc. Project); VRD Series 2002
 B RB (LOC-LaSalle Bank N.A.)
 1.75%, 05/15/32(d)(e)            A-1     --     $ 7,500   $    7,500,000
-------------------------------------------------------------------------
Wichita (City of) Recreational
 Facilities (YMCA of Wichita
 Project); VRD Series 1998 XI
 RB (LOC-Bank of America NT &
 SA) 1.75%, 08/01/09
 (Acquired 02/15/01;
 Cost $3,900,000)(d)(e)(k)       A-1+     --       3,900        3,900,000
=========================================================================
                                                               11,400,000
=========================================================================

KENTUCKY-3.58%

Carrollton & Henderson (Cities
 of) Public Energy Authority;
 Gas Series 1998 A RB
 4.50%, 01/01/03(f)               AAA     Aaa      5,000        5,033,596
-------------------------------------------------------------------------
Kentucky (State of) Area
 Developing Districts Financing
 Trust (Weekly Acquisition
 Lease Program-Ewing); VRD
 Series 2000 RB (LOC-First
 Union National Bank)
 1.75%, 06/01/33(d)(e)            A-1     --      35,900       35,900,000
-------------------------------------------------------------------------
Kentucky (State of) Interlocal
 School Transportation
 Association; Series 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1     5,000        5,049,842
-------------------------------------------------------------------------
Newport (City of) League of
 Cities Funding Trust Lease
 Program; VRD Series 2002 RB
 (LOC-U.S. Bank N.A.)
 1.73%, 04/01/32(d)(e)            --    VMIG-1    26,000       26,000,000
=========================================================================
                                                               71,983,438
=========================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust (City of
 New Orleans); VRD Series
 2000-1801 COP
 1.77%, 12/01/21
 (Acquired 10/10/00;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------
Jefferson (Parish of)
 Industrial Development Board
 (George J Ackel Sr. Project);
 Refunding VRD Series 1986 IDR
 (LOC-Regions Bank)
 1.75%, 12/01/04(d)(e)            --    VMIG-1     3,440        3,440,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
LOUISIANA-(CONTINUED)

Louisiana (State of) Public
 Facilities Authority (Glen
 Retirement System Project);
 VRD Series 2001 RB
 (LOC-Amsouth Bank)
 1.93%, 09/01/16
 (Acquired 08/15/01;
 Cost $3,800,000)(d)(e)(k)        --    VMIG-1   $ 3,800   $    3,800,000
=========================================================================
                                                               13,240,000
=========================================================================

MARYLAND-2.48%

Hyattsville (City of)
 Industrial Development
 (Safeway Inc. Projects);
 Refunding Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --       1,335        1,335,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Catholic Health
 Initiatives); Refunding VRD
 Series 1997 B RB
 1.75%, 12/01/15(d)              A-1+   VMIG-1     7,800        7,800,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Pooled Loan
 Program); VRD Series 1994 D RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/29(d)(e)           A-1+     --      32,500       32,500,000
-------------------------------------------------------------------------
Morgan Stanley & Co.
 Incorporated Trust Floater
 Ctfs. (Washington Suburban
 Sanitary District); VRD
 Floating Rate Trust Ctfs.
 Unlimited Tax Series 2000-246
 GO 1.76%, 06/01/09
 (Acquired 03/02/00;
 Cost $8,305,000)(d)(i)(k)        --    VMIG-1     8,305        8,305,000
=========================================================================
                                                               49,940,000
=========================================================================

MASSACHUSETTS-0.41%

Braintree (City of); Unlimited
 Tax Series 2001 BAN
 2.50%, 12/20/02                  --     MIG-1     6,165        6,177,386
-------------------------------------------------------------------------
Massachusetts (State of)
 Industrial Financing Agency
 (Babson College); Refunding
 Series 1992 A IDR
 6.38%, 10/01/02(b)(c)            AAA     Aaa      1,000        1,020,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
 Industrial Financing Agency
 (Holy Cross College);
 Refunding Series 1992 II IDR
 6.38%, 11/01/02(b)(c)            NRR     NRR    $ 1,000   $    1,023,846
=========================================================================
                                                                8,221,232
=========================================================================

MICHIGAN-3.61%

Dearborn (City of) Economic
 Development Corp. (Henry Ford
 Village Inc. Project); VRD
 Ltd. Tax Obligation Series
 1998 IDR (LOC-Comerica Bank)
 1.75%, 10/01/23(d)(e)(l)         --      --       9,200        9,200,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Sewage Disposal
 System); VRD Series 2001 A112
 RB 1.75%, 07/01/32
 (Acquired 10/31/01;
 Cost $4,975,000)(d)(i)(k)        --    VMIG-1     4,975        4,975,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Water Supply System);
 VRD Sr. Lien Series 1999 D RB
 1.75%, 07/01/29
 (Acquired 01/21/00;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Michigan (State of) Hospital
 Finance Authority (Crittenton
 Hospital Project); Refunding
 VRD Hospital Series 2002 B RB
 (LOC-Comerica Bank)
 1.75%, 03/01/27(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Michigan (State of) Housing
 Development Authority (Parks
 of Taylor Apartments Project);
 VRD Multi-Family Series 2002 A
 RB (CEP-Federal National
 Mortgage Association)
 1.70%, 08/15/32(d)              A-1+     --       4,135        4,135,000
-------------------------------------------------------------------------
Michigan (State of)
 Municipal Bond Authority;
 State Revolving Fund
 Series 1992 A RB
 6.25%, 10/01/02(c)(h)            AAA     Aaa      4,465        4,554,300
-------------------------------------------------------------------------
 6.35%, 10/01/02(b)(c)            AAA     Aaa      4,430        4,518,600
-------------------------------------------------------------------------
 6.45%, 10/01/02(b)(c)            AAA     Aaa      4,835        4,931,700
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic
 Fund (260 Brown St. Associates
 Project); VRD Convertible Ltd.
 Tax Obligation Series 1985 RB
 (LOC-Comerica Bank)
 1.60%, 10/01/15(e)(h)            --    VMIG-1   $ 3,380   $    3,380,000
-------------------------------------------------------------------------
Michigan (State of) Trunk Line;
 Series 1992 A RB
 5.50%, 10/01/02(b)(c)            NRR     NRR      6,630        6,630,000
-------------------------------------------------------------------------
Oakland (County of) Economic
 Development Corp. (Rochester
 College Project); VRD Ltd.
 Obligations Series 2001 RB
 (LOC-Bank One Michigan)
 1.80%, 08/01/21(d)(e)            --    VMIG-1     7,200        7,200,000
-------------------------------------------------------------------------
Southfield (City of) Economic
 Development (Lawrence Tech
 University Project); VRD
 Series 2001 RB (LOC-Bank One
 Michigan)
 1.70%, 10/01/31(d)(e)            A-1     --       6,000        6,000,000
=========================================================================
                                                               72,524,600
=========================================================================

MINNESOTA-6.06%

Arden Hills (City of) Housing
 and Health Care Facilities
 (Presbyterian Homes Project);
 VRD Series 1999 B RB
 (LOC-U.S. Bank N.A.)
 2.20%, 09/01/29(e)(j)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Duluth (City of) Economic
 Development Authority
 (Miller-Dwan Medical Center
 Inc. Project); Refunding VRD
 Series 1997 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 06/01/19(e)(j)            A-1     --       2,150        2,150,000
-------------------------------------------------------------------------
Golden Valley (City of)
 Industrial Development
 (Unicare Homes Inc. Project);
 VRD Series 1984 IDR
 (LOC-Bank of America N.A.)
 1.75%, 09/01/14(d)(e)           A-1+     --       2,000        2,000,000
-------------------------------------------------------------------------
Minneapolis (City of)
 (Minnehaha Academy Project);
 VRD Series 2001 RB
 (LOC-Firstar Bank N.A.)
 2.25%, 05/01/26(e)(j)(l)         --      --       2,500        2,500,000
-------------------------------------------------------------------------
Minneapolis (City of) Special
 School District # 001;
 Unlimited Tax Aid Anticipation
 Ctfs. Series 2002 GO
 1.75%, 01/31/03                 SP-1+    --      14,500       14,522,040
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MINNESOTA-(CONTINUED)

Minnesota (State of) School
 Districts Tax and Aid
 Anticipation Borrowing Ctfs.
 Program; Aid Anticipation
 Notes Series 2002 A COP
 2.25%, 08/20/03                  --     MIG-1   $16,000   $   16,108,740
-------------------------------------------------------------------------
Rochester (City of) Health Care
 Facilities; Commercial Paper
 Notes
 1.25%, 10/08/02                 A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
 1.20%, 10/10/02                 A-1+     --      20,500       20,500,000
-------------------------------------------------------------------------
 1.20%, 10/22/02                 A-1+     --      10,600       10,600,000
-------------------------------------------------------------------------
 1.30%, 10/23/02                 A-1+     --       8,000        8,000,000
-------------------------------------------------------------------------
 1.25%, 11/19/02                 A-1+     --      15,000       15,000,000
-------------------------------------------------------------------------
Roseville (City of) Health Care
 Facilities (Presbyterian Homes
 Project); Refunding VRD Series
 2002 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 10/01/29(e)(j)            --    VMIG-1     1,790        1,790,000
-------------------------------------------------------------------------
St. Paul (City of) Housing and
 Redevelopment Authority
 (Science Museum of Minnesota);
 VRD Series 1997 A RB
 (LOC-First Bank Montana)
 1.75%, 05/01/27(d)(e)            --    VMIG-1    13,160       13,160,000
=========================================================================
                                                              121,830,780
=========================================================================

MISSISSIPPI-0.70%

Mississippi (State of) Business
 Finance Corp. (Jackson Medical
 Mall); VRD Series 2000 A RB
 (LOC-Bank One Louisiana)
 1.75%, 11/01/18(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Mississippi (State of) Business
 Finance Corp. (Mississippi
 College Project); Refunding
 VRD Series 1999 B RB (LOC-Bank
 of America N.A.)
 1.70%, 02/01/09
 (Acquired 11/28/01;
 Cost $5,400,000)(d)(e)(g)(k)     --      --       5,400        5,400,000
-------------------------------------------------------------------------
Rankin (County of) School
 District; Unlimited Tax Series
 1995 GO
 5.75%, 02/01/03(b)(c)            AAA     Aaa      4,960        5,023,027
=========================================================================
                                                               14,023,027
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MISSOURI-2.24%

Boone (County of) (Boone
 Hospital Center Project); VRD
 Hospital Series 2000 C RB
 (LOC-Firstar Bank N.A.)
 1.75%, 08/15/20(d)(e)            --    VMIG-1   $ 2,600   $    2,600,000
-------------------------------------------------------------------------
Independence (City of)
 Industrial Development
 Authority (Groves and
 Graceland Project); VRD
 Development Series 1997 A IDR
 (LOC-Dexia Credit Local)
 2.10%, 11/01/27(e)(j)           A-1+     --       3,000        3,000,000
-------------------------------------------------------------------------
Kansas (City of) Industrial
 Development Authority (Baptist
 Health System); VRD Hospital
 Series 1988 A IDR (LOC-Bank of
 America N.A.)
 1.65%, 08/01/18(d)(e)            --    VMIG-1     2,705        2,705,000
-------------------------------------------------------------------------
Kansas City (City of) School
 District Building; Refunding
 Series 2002 A RB
 4.00%, 02/01/03(f)               AAA     Aaa      2,655        2,675,641
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (Science City
 Union Station); Infrastructure
 Facilities Series 1997 A RB
 (LOC-Canadian Imperial Bank)
 4.40%, 12/01/02(e)               AA-     Aa3      1,150        1,155,631
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (St. Louis
 Convention Center); VRD Series
 2000 C RB
 (LOC-Firstar Bank N.A.)
 2.20%, 12/01/20(e)(j)            A-1     --       1,000        1,000,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Assemblies of God
 College Project); VRD Series
 2001RB (LOC-Bank of America
 N.A.)
 1.70%, 05/01/26(d)(e)            --    VMIG-1     6,800        6,800,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Lutheran Senior
 Services); VRD Health
 Facilities Series 2000 RB
 (LOC-Firstar Bank N.A.)
 1.75%, 02/01/31(d)(e)            --    VMIG-1    25,000       25,000,000
=========================================================================
                                                               44,936,272
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


MONTANA-0.40%

Havre (City of) Industrial
 Development (Safeway Inc.
 Project); Refunding Series
 1991 IDR (LOC-Bankers Trust
 Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --     $ 1,130   $    1,130,000
-------------------------------------------------------------------------
Montana (State of) Facilities
 Financing Authority (Mission
 Ridge Project); VRD Series
 2002 RB (LOC-LaSalle Bank
 N.A.)
 1.75%, 08/01/27(d)(e)(g)         --      --       7,000        7,000,000
=========================================================================
                                                                8,130,000
=========================================================================

NEVADA-0.90%

ABN AMRO Munitops Ctfs. Trust
 (County of Washoe); Refunding
 VRD Ltd. Tax Series 2001-24
 Single Asset Trust Ctfs.
 1.75%, 07/01/09
 (Acquired 06/21/01;
 Cost $5,000,000)(d)(i)(k)        --    VMIG-1     5,000        5,000,000
-------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax
 Sewer & Flood Control Series
 2001 GO
 5.00%, 04/01/03(f)               AAA     Aaa      2,000        2,035,500
-------------------------------------------------------------------------
Las Vegas Valley (City of)
 Water District (SNWA Water
 Supply); Commercial Paper
 Notes (LOC-Westdeutsche
 Landesbank Girozentrale)
 1.30%, 10/16/02(e)              A-1+     P-1     11,000       11,000,000
=========================================================================
                                                               18,035,500
=========================================================================

NEW MEXICO-1.05%

New Mexico (State of); Series
 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1    16,000       16,176,041
-------------------------------------------------------------------------
New Mexico (State of) Hospital
 Equipment Loan Council
 (Dialysis Clinic Inc.
 Project); VRD Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.83%, 07/01/25(d)(e)            --    VMIG-1     5,000        5,000,000
=========================================================================
                                                               21,176,041
=========================================================================

NEW YORK-0.49%

Merrill Lynch P-Floats
 (Metropolitan Transportation
 Authority); VRD Series 2002
 PA-1027 A RB
 1.75%, 11/15/15
 (Acquired 06/05/02;
 Cost $5,995,000)(d)(i)(k)       A-1+     --       5,995        5,995,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
NEW YORK-(CONTINUED)

Middletown (City of) Industrial
 Development Agency (Southwinds
 Retirement Home Inc. Project);
 Civic Facilities Series 1993
 IDR 8.38%, 03/01/03(b)(c)        NRR     NRR    $ 3,740   $    3,921,855
=========================================================================
                                                                9,916,855
=========================================================================

NORTH CAROLINA-3.23%

North Carolina (State of)
 Capital Facilities Financing
 Agency (Elon College);
 Refunding VRD Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/14(d)(e)(g)         --      --       4,900        4,900,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (NCA&T University
 Foundation); VRD Housing
 Facilities Series 2001 RB
 (LOC-First Union National
 Bank)
 1.75%, 07/01/32(d)(e)            --    VMIG-1    18,990       18,990,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (Wolfpack Club
 Project); Refunding VRD Series
 2002 RB (LOC-Bank of America
 N.A.)
 1.70%, 04/01/12(d)(e)(g)         --      --       6,100        6,100,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Cleveland Regional
 Medical Center Project); VRD
 Series 2001 RB (LOC-Bank of
 America N.A.)
 1.70%, 01/01/18(d)(e)(g)         --      --      29,000       29,000,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Pooled Equipment
 Funding Project); VRD Series
 1985 RB
 1.60%, 12/01/25(d)(f)            A-1   VMIG-1     6,000        6,000,000
=========================================================================
                                                               64,990,000
=========================================================================

NORTH DAKOTA-0.26%

Fargo (City of) Commercial
 Development (Cass Oil Co.
 Project); VRD Series 1984 RB
 (LOC-U.S. Bank N.A.)
 1.85%, 12/01/14(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Ward (County of) Health Care
 Facilities (Trinity Health
 Obligation Group); VRD Series
 2002 A RB (LOC-U.S. Bank N.A.)
 2.15%, 07/01/29(e)(j)            A-1     --       1,635        1,635,000
=========================================================================
                                                                5,235,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


OHIO-3.33%

Butler (County of) Sewer
 Systems; Series 1992 B RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa    $ 2,925   $    2,977,482
-------------------------------------------------------------------------
Delaware (County of) Industrial
 Development (Radiation
 Sterilizers); VRD Series 1984
 IDR (LOC-American
 National Bank)
 1.45%, 12/01/04(e)(h)            A-1     --       2,300        2,300,000
-------------------------------------------------------------------------
Franklin (County of) (Doctors
 OhioHealth Corp.); VRD
 Hospital Series 1998 B RB
 (LOC-National City Bank)
 1.75%, 12/01/28(d)(e)            --    VMIG-1     4,100        4,100,000
-------------------------------------------------------------------------
Hamilton (County of) Sewer
 System; Refunding and
 Improvement Series 1995 A RB
 6.00%, 12/01/02(f)               AAA     Aaa      1,000        1,007,520
-------------------------------------------------------------------------
Kent State University; General
 Receipts Series 1998 B RB
 3.75%, 05/01/03(f)               AAA     Aaa      1,010        1,022,065
-------------------------------------------------------------------------
Lorain (County of) (Elyria
 United Methodist Village);
 Refunding VRD Hospital Series
 1996 B RB (LOC-Bank One N.A.)
 1.78%, 06/01/12(d)(e)            A-1   VMIG-1     5,505        5,505,000
-------------------------------------------------------------------------
Lorain (County of) (EMH
 Regional Medical Center
 Project); VRD Hospital
 Facilities Series 2001 RB
 (LOC-National City Bank)
 1.75%, 05/01/26(d)(e)(l)         --      --      16,000       16,000,000
-------------------------------------------------------------------------
Marion (County of) (Pooled
 Lease Program); VRD Hospital
 Improvement Series 1990 RB
 (LOC-Bank One N.A.)
 1.78%, 08/01/20(d)(e)            A-1     --       4,215        4,215,000
-------------------------------------------------------------------------
Ohio (State of) Economic
 Development (YMCA of Greater
 Cincinnati Project); VRD
 Series 2001 RB
 (LOC-Bank One N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,600        9,600,000
-------------------------------------------------------------------------
Ohio (State of) Public
 Facilities Commission (Higher
 Education Capital Facilities);
 Series 1992 II-B RB
 5.40%, 11/01/02(b)(c)            AAA     Aaa      1,500        1,534,439
-------------------------------------------------------------------------
Portage (County of) (Robinson
 Memorial Hospital); VRD Series
 2002 RB (LOC-Bank One N.A.)
 1.70%, 05/01/17(d)(e)            --    VMIG-1     6,635        6,635,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
OHIO-(CONTINUED)

Toledo (City of) Waterworks;
 Refunding and Improvement
 Series 1999 RB
 3.50%, 11/15/02(f)               AAA     Aaa    $ 1,340   $    1,343,236
-------------------------------------------------------------------------
Tuslaw (City of) Local School
 District; Unlimited Tax
 Series 2002 BAN
 2.00%, 01/22/03                  --     MIG-1    10,650       10,672,487
=========================================================================
                                                               66,912,229
=========================================================================

OKLAHOMA-2.36%

Lawton (City of) Water
 Authority; Sales Tax & Utility
 Series 2001 RB
 4.50%, 03/01/03(f)               AAA     Aaa      1,630        1,650,134
-------------------------------------------------------------------------
Oklahoma (State of) Development
 Financing Authority
 (Capitol Dome Project); VRD
 Series 2001 RB
 (LOC-Bank of America N.A.)
 1.78%, 06/01/11(d)(e)           A-1+     --       5,275        5,275,000
-------------------------------------------------------------------------
Oklahoma (County of) Finance
 Authority (Oxford Oaks
 Apartments Project); Refunding
 VRD Multi-Family Series 2000
 RB (CEP-Federal National
 Mortgage Association)
 1.72%, 07/15/30(d)              A-1+     --      27,695       27,695,000
-------------------------------------------------------------------------
Oklahoma (County of)
 Independent School District
 #89 (Oklahoma City); Refunding
 Unlimited Tax Series 2002 GO
 3.00%, 02/01/03(f)               --      Aaa      3,425        3,438,557
-------------------------------------------------------------------------
Southern Oklahoma (State of)
 Memorial Hospital Authority;
 Series 1992 RB
 6.60%, 12/01/02(b)(c)            NRR     NRR      5,225        5,373,637
-------------------------------------------------------------------------
Tulsa (City of) Industrial
 Authority (University of
 Tulsa); VRD Series 2000 B RB
 1.75%, 10/01/31(d)(f)            --    VMIG-1     4,000        4,000,000
=========================================================================
                                                               47,432,328
=========================================================================

OREGON-1.85%

Multnomah (County of);
 Series 2002 TRAN
 2.50%, 06/30/03                  --     MIG-1    20,000       20,124,492
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

OREGON-(CONTINUED)

Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Quatama Crossing LLC Housing
 Project); VRD Series 1998 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 01/01/31(d)(e)            --    VMIG-1   $ 1,100   $    1,100,000
-------------------------------------------------------------------------
Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Sacred Heart Medical Center);
 VRD Series 1998 A RB (LOC-U.S.
 Bank N.A.)
 1.75%, 11/01/28(d)(e)            A-1     --       1,700        1,700,000
-------------------------------------------------------------------------
Umatilla (County of) Hospital
 Facilities Authority (Catholic
 Health Initiatives); Refunding
 VRD Series 1997 B RB
 (LOC-Morgan Guaranty Trust)
 1.75%, 12/01/24(d)(e)           A-1+   VMIG-1    14,300       14,300,000
=========================================================================
                                                               37,224,492
=========================================================================

PENNSYLVANIA-3.39%

Allegheny (County of)
 Industrial Development
 Authority (Carnegie Museums of
 Pittsburgh); VRD Series 2002
 IDR (LOC-Citizens Bank of
 Pennsylvania)
 1.75%, 08/01/32(d)(e)            --    VMIG-1     3,000        3,000,000
-------------------------------------------------------------------------
Allegheny (County of)
 Sanitation Authority; Series
 1992 RB
 6.00%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,026,606
-------------------------------------------------------------------------
Berks (County of) Industrial
 Development Authority
 (Lutheran Services Northeast);
 Refunding VRD Health Care
 Series 1998 A IDR
 1.65%, 01/01/28(d)(f)            --    VMIG-1     5,899        5,899,000
-------------------------------------------------------------------------
Chartiers Valley Industrial and
 Commercial Development
 Authority (Asbury Villas
 Project); Refunding VRD Series
 2000 B IDR (LOC-LaSalle Bank
 N.A.)
 1.75%, 12/01/30(d)(e)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Delaware Valley Regional
 Finance Authority; VRD Local
 Government Series 1986 RB
 (LOC-Toronto-Dominion Bank)
 1.70%, 08/01/16(d)(e)           A-1+   VMIG-1     2,500        2,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
PENNSYLVANIA-(CONTINUED)

Eagle Tax-Exempt Trust
 (Delaware Valley Regional);
 VRD Series 2001-3801 COP
 1.77%, 08/01/28
 (Acquired 06/04/01-09/06/02;
 Cost $8,900,000)(d)(i)(k)       A-1+     --     $ 8,900   $    8,900,000
-------------------------------------------------------------------------
Easton (City of) Area Joint
 Sewer Authority; Refunding
 Series 1993 RB
 6.20%, 04/01/03(b)(c)            NRR     NRR      1,000        1,020,366
-------------------------------------------------------------------------
Emmaus (City of) General
 Authority; VRD Series 1996 RB
 1.65%, 12/01/28(d)(f)            A-1     --      30,000       30,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Scranton & County of
 Lackawanna Health & Welfare
 Authority); VRD Series 2002
 A-18 RB
 1.75%, 03/01/15
 (Acquired 03/22/02;
 Cost $3,375,000)(d)(i)(k)        --    VMIG-1     3,375        3,375,000
-------------------------------------------------------------------------
Franklin (County of) Industrial
 Development Authority
 (Chambersburg Hospital
 Obligation); VRD Health Care
 Series 2000 IDR
 1.78%, 12/01/24(d)(f)            A-1     --       5,500        5,500,000
-------------------------------------------------------------------------
Philadelphia (City of);
 Unlimited Tax Series 1998 GO
 5.00%, 03/15/03(f)               AAA     Aaa      4,890        4,969,209
=========================================================================
                                                               68,190,181
=========================================================================

SOUTH CAROLINA-1.93%

Eagle Tax Exempt Trust (State
 of South Carolina Public
 Service Authority); VRD Series
 2000-4001 Class A COP
 1.77%, 01/01/22
 (Acquired 09/08/00-01/11/01;
 Cost $10,100,000)(d)(i)(k)      A-1+     --      10,100       10,100,000
-------------------------------------------------------------------------
First Union Merlots (State of
 South Carolina Public Service
 Authority); VRD Series 2000 L
 RB
 1.75%, 01/01/22
 (Acquired 02/25/00;
 Cost $6,500,000)(d)(i)(k)        --    VMIG-1     6,500        6,500,000
-------------------------------------------------------------------------
Lexington (County of) School
 District #001; Unlimited Tax
 Series 2002 TAN
 1.75%, 04/15/03                  --     MIG-1     9,000        9,023,465
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

SOUTH CAROLINA-(CONTINUED)

Richland (County of) School
 District # 002; Unlimited Tax
 Series 2002 GO
 2.00%, 05/01/03                  AA+     Aa1    $ 7,000   $    7,027,734
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (The
 Allen University Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 09/01/18
 (Acquired 03/27/01-07/30/02;
 Cost $2,940,000)(d)(e)(k)       A-1+     --       2,940        2,940,000
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (Morris
 College Project); VRD Series
 1997 RB (LOC-Bank of America
 N.A.)
 1.75%, 07/01/17
 (Acquired 07/30/02;
 Cost $1,100,000)(d)(e)(k)       A-1+     --       1,100        1,100,000
-------------------------------------------------------------------------
South Carolina (State of) Jobs
 Economic Development Authority
 (Catholic Diocese of South
 Carolina Project); VRD Series
 1998 RB (LOC-Bank of America
 N.A.)
 1.75%, 09/01/18
 (Acquired 07/23/02;
 Cost $2,090,000)(d)(e)(k)       A-1+     --       2,090        2,090,000
=========================================================================
                                                               38,781,199
=========================================================================

SOUTH DAKOTA-0.06%

Sioux Falls (City of); Sales
 Tax Series 2001 A RB
 4.25%, 11/15/02(f)               --      Aaa      1,150        1,154,196
=========================================================================

TENNESSEE-5.85%

Blount (County of) Public
 Building Authority (Local
 Government Public
 Improvements); RB
 2.05%, VRD Series 2001 A-1-D
 06/01/25(f)(j)                   --    VMIG-1     3,200        3,200,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 A-1-E
 06/01/22(f)(j)                   --    VMIG-1     1,800        1,800,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TENNESSEE-(CONTINUED)

Clarksville (City of) Public
 Building Authority (Tennessee
 Municipal Bond Fund); VRD
 Pooled Funding RB (LOC-Bank of
 America N.A.)
 1.70%, Series 1997 11/01/27
 (Acquired 11/28/01;
 Cost $11,990,000)(d)(e)(k)       --    VMIG-1   $11,900   $   11,900,000
-------------------------------------------------------------------------
 1.70%, Series 1999 06/01/29
 (Acquired 07/30/02-09/26/02;
 Cost $20,600,000)(d)(e)(k)       --    VMIG-1    20,600       20,600,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chattanooga); VRD Series
 2000-4202 COP
 1.77%, 10/01/27
 (Acquired 10/10/00-05/30/01;
 Cost $14,040,000)(d)(i)(k)      A-1+     --      14,040       14,040,000
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #2);
 Refunding VRD Series 1998 B
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     2,997        2,997,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #3);
 Refunding VRD Series 1998 C
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     1,797        1,797,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #4);
 Refunding VRD Series 1998 D
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     3,327        3,327,750
-------------------------------------------------------------------------
Jackson (City of) Health &
 Educational Facilities Board
 (Trinity Christian Academy);
 Refunding VRD Educational
 Facilities Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 03/01/22(d)(e)            --    VMIG-1     5,400        5,400,000
-------------------------------------------------------------------------
Memphis (City of) Health,
 Education & Housing Facility
 Board; VRD Not-For-Profit
 Multi-Family Program Series
 2000 RB (CEP-American
 International Group Inc.)
 1.83%, 08/01/32
 (Acquired 08/04/00;
 Cost $10,000,000)(d)(k)         A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TENNESSEE-(CONTINUED)

Metropolitan Government of
 Nashville and Davidson
 Counties Health and
 Educational Facilities Board
 (Meharry Medical College
 Project); Refunding VRD Series
 1998 RB (LOC-NationsBank N.A.)
 1.70%, 08/01/18
 (Acquired 11/21/01-11/27/01;
 Cost $9,440,000)(d)(e)(g)(k)     --      --     $ 9,440   $    9,440,000
-------------------------------------------------------------------------
Montgomery (County of) Public
 Building Authority (Tennessee
 County Loan Pool); VRD Pooled
 Funding Government Obligation
 Series 1995 RB (LOC-Bank of
 America N.A.)
 1.70%, 03/01/25
 (Acquired 04/30/02;
 Cost $8,835,000)(d)(e)(k)       A-1+     --       8,835        8,835,000
-------------------------------------------------------------------------
Sevier (County of) Public
 Building Authority (Local
 Government Public
 Improvement); RB
 2.05%, VRD Series 2000 IV B-9
   06/01/11(f)(j)                 --    VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
 1.73%, VRD Series 1995 A
   06/01/15(f)(j)                 --    VMIG-1     5,890        5,890,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-7
   06/01/20(f)(j)                 --    VMIG-1     3,095        3,095,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-8
   06/01/20(f)(j)                 --    VMIG-1       985          985,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-12
   06/01/20(f)(j)                 --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV G-2
   06/01/22(f)(j)                 --    VMIG-1     3,100        3,100,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV-1
   06/01/23(f)(j)                 --    VMIG-1     3,500        3,500,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV H-3
   06/01/25(f)(j)                 --    VMIG-1     3,000        3,000,000
=========================================================================
                                                              117,507,250
=========================================================================

TEXAS-11.48%

ABN AMRO Munitops Ctfs. Trust
 (City of Leander Independent
 School District); Refunding
 Unlimited Multistate Non-AMT
 Series 2002-16 Ctfs.
 1.55%, 08/20/03
 (Acquired 08/29/02;
 Cost $5,395,000)(b)(i)(k)        A-1     --       5,395        5,395,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Austin (City of) Utility
 Systems; Combined Series 1988
 RB
 7.75%, 05/15/03(b)(c)            AAA     Aaa    $ 1,000   $    1,037,946
-------------------------------------------------------------------------
Carroll (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 GO
 (CEP-Texas Permanent School
 Fund)
 5.00%, 02/15/03                  AAA     Aaa      1,060        1,074,274
-------------------------------------------------------------------------
Coastal Bend Health Facilities
 Development Corp. (Incarnate
 Word Health Services); VRD
 Series 1998 B RB
 1.72%, 08/15/28(d)(f)            --    VMIG-1     8,550        8,550,000
-------------------------------------------------------------------------
Denton (City of); Ltd. Ctfs.
 Series 2001 GO
 4.75%, 02/15/03(f)               AAA     Aaa      1,290        1,306,176
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris
 County Toll Road); VRD Series
 2001-4305 COP
 1.77%, 08/01/14
 (Acquired 05/08/01;
 Cost $7,390,000)(d)(i)(k)       A-1+     --       7,390        7,390,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Airport); VRD Series
 2000-4307 COP
 1.77%, 07/01/28
 (Acquired 11/15/00-02/20/01;
 Cost $15,750,000)(d)(i)(k)      A-1+     --      15,750       15,750,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Water & Sewer); VRD
 Series 974305 COP
 1.77, 12/01/27
 (Acquired 04/27/99;
 Cost $14,005,000)(d)(i)(k)      A-1+     --      14,005       14,005,000
-------------------------------------------------------------------------
Grand Prairie (City of) Housing
 Finance Corp. (Lincoln
 Property Co.); Refunding VRD
 Series 1993 RB (CEP-General
 Electric Capital Corp.)
 1.70%, 06/01/10(d)              A-1+     --       2,700        2,700,000
-------------------------------------------------------------------------
Harris (County of); Ltd. Ctfs.
 Obligation Tax Series 1991 GO
 6.50%, 10/01/02(b)(c)            NRR     NRR      1,000        1,000,000
-------------------------------------------------------------------------
Harris (County of); VRD
 Unlimited Tax Series 2000
 N1-Reg D GO
 1.80%, 08/01/03(d)               --    VMIG-1     3,700        3,700,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TEXAS-(CONTINUED)

Harris (County of) Health
 Facilities Development Corp.
 (Gulf Coast Regional Blood
 Center Project); VRD Series
 1992 RB
 (LOC-JP Morgan Chase & Co.)
 1.80%, 04/01/17(d)(e)           A-1+     --     $ 2,850   $    2,850,000
-------------------------------------------------------------------------
Harris (County of) Health
 Facilities Development Corp.
 (St. Lukes Episcopal
 Hospital); Refunding VRD
 Series 2001 B RB
 2.00%, 02/15/31(j)              A-1+     --      20,100       20,100,000
-------------------------------------------------------------------------
Hockley (County of ) Industrial
 Development Corp. (Amoco Corp.
 Project); Pollution Control
 Series 1985 IDR
 1.80%, 11/01/02(d)              A-1+     P-1      5,000        5,000,000
-------------------------------------------------------------------------
Houston (City of) Higher
 Education Finance Corp.
 (Houston Baptist University);
 Refunding VRD Higher Education
 Series 2000 RB (LOC-Chase Bank
 of Texas)
 1.80%, 07/01/20(d)(e)(g)         --      --       1,000        1,000,000
-------------------------------------------------------------------------
Irving (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 A GO
 (CEP-Texas Permanent School
 Fund)
 4.00%, 02/15/03                  AAA     Aa3      1,025        1,032,723
-------------------------------------------------------------------------
Lamar (County of) Consolidated
 Independent School District;
 Unlimited Tax Series 1996 GO
 (CEP-Texas Permanent School
 Fund)
 6.00%, 02/15/03                  AAA     Aaa      1,065        1,082,725
-------------------------------------------------------------------------
Lubbock (City of) Independent
 School District; Refunding
 Unlimited Tax Series 1993 GO
 (CEP-Texas Permanent School
 Fund)
 5.20%, 02/15/03                  AAA     Aaa      1,090        1,105,325
-------------------------------------------------------------------------
Northside Independent School
 District; Refunding Unlimited
 Tax Series 2001 GO (CEP-Texas
 Permanent School Fund)
 4.00%, 02/15/03                  AAA     Aaa      1,250        1,261,581
-------------------------------------------------------------------------
Palacios (City of) Independent
 School District; Unlimited Tax
 Series 2001 GO (CEP-Texas
 Permanent School Fund)
 2.70%, 12/15/02                  AAA     Aaa      2,000        2,003,727
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Port Development Corp. (Stolt
 Terminals Project); Refunding
 VRD Series 1989 RB
 (LOC-Canadian Imperial Bank)
 1.70%, 01/15/14(d)(e)           A-1+   VMIG-1   $ 1,665   $    1,665,000
-------------------------------------------------------------------------
Port of Houston
 Authority-Harris (County of);
 Refunding Series 2002 RB
 5.00%, 05/01/03(f)               AAA     Aaa      1,000        1,019,245
-------------------------------------------------------------------------
San Antonio (City of) Electric
 & Gas System; Commercial Paper
 Notes (LOC-Bank of New York;
 J.P. Morgan Chase & Co.;
 Westdeutsche Landesbank
 Girozentrale; Landesbank
 Baden-Wurttemberg)
 1.45%, 10/07/02(e)              A-1+     P-1     18,300       18,300,000
-------------------------------------------------------------------------
 1.30%, 10/22/02(e)              A-1+     P-1     12,600       12,600,000
-------------------------------------------------------------------------
San Antonio (City of) Water &
 Sewer; Commercial Paper Notes
 1.25%, 10/21/02                 A-1+     P-1     32,200       32,200,000
-------------------------------------------------------------------------
San Jacinto (County of)
 Community College District;
 Funding Systems Series 2001 RB
 4.00%, 02/15/03(f)               AAA     Aaa      1,410        1,423,783
-------------------------------------------------------------------------
Shenandoah (City of) Health
 Facilities (Southwood Ltd I
 Project); VRD Series 1984 RB
 (LOC-Bank of America N.A.)
 1.87%, 12/01/14(d)(e)(l)         --      --       3,400        3,400,000
-------------------------------------------------------------------------
Sherman (City of) Higher
 Education Finance Corp.
 (Austin College Project); VRD
 Series 1997 RB (LOC-Bank
 of America N.A.)
 1.75%, 01/01/18(d)(e)           A-1+     --      12,800       12,800,000
-------------------------------------------------------------------------
Texas (State of); Series 2002
 TRAN
 2.75%, 08/29/03                 SP-1+   MIG-1    45,000       45,544,798
-------------------------------------------------------------------------
Trinity River Industrial
 Development Authority
 (Radiation Sterilizers); VRD
 Series 1985 IDR (LOC-American
 National Bank & Trust)
 1.45%, Series 1985 A
   11/01/05(d)(e)                 A-1     --       1,900        1,900,000
-------------------------------------------------------------------------
 1.45%, Series 1985 B
   11/01/05(d)(e)                 A-1     --       2,450        2,450,000
=========================================================================
                                                              230,647,303
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


UTAH-0.57%

Davis (County of) Housing
 Authority (Fox Creek
 Apartments); Refunding VRD
 Multi-Family Housing Series
 1997 A RB
 (LOC-Bank One Arizona N.A.)
 1.78%, 08/15/27(d)(e)            A-1     --     $ 4,240   $    4,240,000
-------------------------------------------------------------------------
JP Morgan Putters (Salt Lake
 County); VRD Hospital
 Series 2001 186Z RB
 1.78%, 05/15/14
 (Acquired 05/09/01;
 Cost $4,995,000)(d)(i)(k)       A-1+     --       4,995        4,995,000
-------------------------------------------------------------------------
Salt Lake City (City of)
 Industrial Development
 (Parkview Plaza Associates);
 VRD Series 1984 IDR (LOC-Bank
 One Arizona N.A.)
 1.75%, 12/01/14(e)(h)            A-1     --       2,175        2,175,000
=========================================================================
                                                               11,410,000
=========================================================================

VERMONT-0.13%

Vermont (State of) Student
 Assistance Corp.; VRD Student
 Loan Series 1985 RB (LOC-State
 Street Bank & Trust Co.)
 1.45%, 01/01/04(e)(h)            --    VMIG-1     2,640        2,640,000
=========================================================================

VIRGINIA-0.28%

Chesapeake (City of) Hospital
 Authority (Chesapeake General
 Hospital); VRD Hospital
 Facilities Series 2001 B RB
 (LOC-Suntrust Bank)
 1.70%, 07/01/31(d)(e)           A-1+     --       1,545        1,545,000
-------------------------------------------------------------------------
Norfolk (City of) (Sentara
 Health System);
 Commercial Paper Notes
 1.25%, 10/03/02                 A-1+     P-1      4,000        4,000,000
=========================================================================
                                                                5,545,000
=========================================================================

WASHINGTON-4.74%

ABN AMRO Munitops Ctfs. Trust
 (King County); Refunding VRD
 Ltd. Tax Multistate Non-AMT
 Series 2001-1 Ctfs.
 1.75%, 07/01/06
 (Acquired 01/04/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Clark (County of) Public
 Utility District # 001;
 Generating Systems Series 1995
 RB
 6.00%, 01/01/03(c)               AAA     Aaa      5,000        5,057,070
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State
 of Washington);
 VRD Series 984701 COP
 1.77%, 05/01/18
 (Acquired 07/20/00;
 Cost $14,400,000)(d)(i)(k)      A-1c     --     $14,400   $   14,400,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Washington Public Power
 Supply Systems Project No. 2);
 VRD Series 964703 Class A COP
 1.77%, 07/01/11
 (Acquired 05/02/01;
 Cost $5,870,000)(d)(i)(k)       A-1+     --       5,870        5,870,000
-------------------------------------------------------------------------
Everett (City of) Public
 Facilities District;
 Commercial Paper Notes
 (LOC-Bank of America N.A.)
 1.45%, 01/30/03(e)              A-1+     --       4,300        4,300,000
-------------------------------------------------------------------------
Issaquah (City of) Community
 Properties; VRD Special
 Revenue Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.70%, 02/15/21(d)(e)            --    VMIG-1    10,150       10,150,000
-------------------------------------------------------------------------
King (County of) Economic
 Enterprise Corp. (Puget Sound
 Blood Center Project); VRD
 Series 1998 IDR (LOC-U.S. Bank
 Trust N.A.)
 1.75%, 04/01/23(d)(e)            --    VMIG-1     4,110        4,110,000
-------------------------------------------------------------------------
King (County of) School
 District #411 (Issaquah);
 Refunding Unlimited Tax Series
 1992 GO
 6.50%, 12/01/02(b)(c)            AAA     Aaa      1,275        1,284,900
-------------------------------------------------------------------------
King and Snohomish (Counties
 of) School District #417
 (Northshore); Unlimited Tax
 Series 2002 GO
 3.00%, 12/01/02(f)               AAA     Aaa      8,050        8,071,215
-------------------------------------------------------------------------
Kitsap (County of); Ltd. Tax
 Series 2002 B GO
 3.50%, 12/01/02(f)               AAA     Aaa      1,790        1,794,410
-------------------------------------------------------------------------
Lake Tapps Parkway Properties;
 VRD Special Revenue Series
 1999 A RB (LOC-U.S. Bank N.A.)
 1.75%, 12/01/19(d)(e)            --    VMIG-1    11,500       11,500,000
-------------------------------------------------------------------------
Port Seattle (City of)
 Industrial Development Corp.
 (Sysco Food Services Project);
 Refunding VRD Series 1994 IDR
 1.85%, 11/01/25(d)              A-1+   VMIG-1     6,950        6,950,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WASHINGTON-(CONTINUED)

Seattle (City of) Housing
 Authority (Bayview Manor
 Project); VRD Low Income
 Housing Assistance Series 1994
 B RB
 (LOC-U.S. Bank of Washington)
 1.75%, 05/01/19(d)(e)            A-1     --     $ 2,525   $    2,525,000
-------------------------------------------------------------------------
Seattle (City of) Housing
 Authority (Pioneer Human
 Services Project); Refunding
 VRD Series 1995 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 12/01/15(d)(e)            A-1     --       2,990        2,990,000
-------------------------------------------------------------------------
Vancouver (City of) Housing
 Authority (Village Park
 Apartments Project); VRD
 Housing Series 2000 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 11/02/05(d)(e)            A-1     --       1,515        1,515,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (Tacoma Art
 Museum Project); VRD Series
 2002 RB
 (LOC-Northern Trust Co.)
 1.90%, 06/01/32(e)(j)            --    VMIG-1     3,400        3,400,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (University
 Preparatory Academy Project);
 VRD Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/30(d)(e)            --    VMIG-1     1,250        1,250,000
=========================================================================
                                                               95,167,595
=========================================================================

WEST VIRGINIA-0.55%

West Virginia (State of)
 Hospital Finance Authority
 (Cabell Huntington Project);
 Refunding VRD Series 2002 A-1
 RB
 (LOC-Bank One West Virginia)
 1.75%, 05/01/13(d)(e)            --    VMIG-1    11,000       11,000,000
=========================================================================

WISCONSIN-2.26%

Franklin Community Development
 Authority (Indian Community
 School-Milwaukee); VRD Series
 2002 RB (LOC-Bank One
 Wisconsin)
 1.70%, 07/01/22(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Menomonee Falls (City of);
 Unlimited Tax Promissory Notes
 Series 2002 GO
 3.10%, 06/01/03                  --      Aa3      6,000        6,045,132
-------------------------------------------------------------------------
Milwaukee (County of);
 Unlimited Tax Series 1997 A GO
 5.25%, 10/01/02(f)               AAA     Aaa      2,830        2,830,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WISCONSIN-(CONTINUED)

Milwaukee (City of)
 Metropolitan Sewer District;
 Unlimited Tax Series 1990 A GO
 6.70%, 10/01/02(c)               NRR     NRR    $ 5,000   $    5,000,000
-------------------------------------------------------------------------
Monona (City of) Grove
 (Township of) School District;
 Series 2002 BAN 2.88%,
 12/01/02                         --     MIG-1     1,000        1,002,351
-------------------------------------------------------------------------
Wind Point (City of) (The
 Johnson Foundation Project);
 VRD Series 2000 RB
 (LOC-Harris Trust & Savings
 Bank)
 1.70%, 09/01/35(d)(e)           A-1+     --       4,700        4,700,000
-------------------------------------------------------------------------
Wisconsin (State of); Unlimited
 Tax Series 1992 C GO
 6.20%, 05/01/03(b)(c)            NRR     Aaa      3,000        3,084,455
-------------------------------------------------------------------------
 6.25%, 05/01/03(b)(c)            NRR     Aaa      1,000        1,028,439
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Benevolent Corp. of
 Cedar Lake Home Campus
 Project); VRD Series 2002 B RB
 (LOC-National Exchange Bank
 and Trust & Federal Home Loan
 Bank)
 1.80%, 06/01/32(d)(e)            --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Clinic-La
 Crosse Inc. Project); Series
 1996 RB
 5.10%, 12/01/02(f)               AAA     Aaa      1,000        1,005,180
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Lutheran
 Project); VRD Series 2000 B RB
 2.15%, 12/01/29(f)(j)           A-1+     --     $ 1,180   $    1,180,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Sinai Samaritan
 Medical Center); VRD Series
 1994 A RB LOC-M&I Bank)
 1.75%, 09/01/19(d)(e)            A-1     --       3,938        3,938,000
-------------------------------------------------------------------------
Wisconsin (State of) School
 Districts Cash Flow Management
 Program; COP
 2.25%, Series 2001 B-1
   11/01/02                       --     MIG-1     2,415        2,415,462
-------------------------------------------------------------------------
 2.25%, Series 2001 B-2
   11/01/02                       --     MIG-1     2,500        2,500,582
=========================================================================
                                                               45,329,601
=========================================================================

WYOMING-0.05%

Cheyenne (City of); Refunding
 Unlimited Tax Series 1992 GO
 6.05%, 12/01/02(b)(c)            NRR     NRR      1,000        1,007,547
=========================================================================
TOTAL INVESTMENTS-101.30% (Cost
 $2,035,712,614)(m)                                         2,035,712,614
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.30%)                         (26,072,720)
=========================================================================
NET ASSETS-100.00%                                         $2,009,639,894
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs.     - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). Except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/02.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is rate in effect on 09/30/02.
(i) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is rate in effect on 09/30/02.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The aggregate market value of these securities at 09/30/02 was $494,020,000, which represented 24.58% of the Fund's net assets.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

ASSETS:

Investments, at value (amortized cost)           $ 2,035,712,614
----------------------------------------------------------------
Cash                                                  10,971,249
----------------------------------------------------------------
Receivables for:
  Investments sold                                       750,000
----------------------------------------------------------------
  Interest                                             8,309,239
----------------------------------------------------------------
Investment for deferred compensation plan                 51,972
----------------------------------------------------------------
Other assets                                              84,438
================================================================
    Total assets                                   2,055,879,512
________________________________________________________________
----------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                               43,820,869
----------------------------------------------------------------
  Dividends                                            2,123,956
----------------------------------------------------------------
  Deferred compensation plan                              51,972
----------------------------------------------------------------
Accrued distribution fees                                110,431
----------------------------------------------------------------
Accrued directors' fees                                    4,586
----------------------------------------------------------------
Accrued transfer agent fees                               32,399
----------------------------------------------------------------
Accrued operating expenses                                95,405
================================================================
    Total liabilities                                 46,239,618
================================================================
Net assets applicable to shares outstanding      $ 2,009,639,894
________________________________________________________________
----------------------------------------------------------------

NET ASSETS:

Institutional Class                              $ 1,186,669,646
________________________________________________________________
----------------------------------------------------------------
Private Investment Class                         $   188,293,764
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class                        $    17,165,840
________________________________________________________________
----------------------------------------------------------------
Cash Management Class                            $   385,862,501
________________________________________________________________
----------------------------------------------------------------
Reserve Class                                    $    14,039,151
________________________________________________________________
----------------------------------------------------------------
Resource Class                                   $   217,608,992
________________________________________________________________
----------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                     $16,600,000,000
----------------------------------------------------------------
  Outstanding                                      1,186,639,094
________________________________________________________________
----------------------------------------------------------------
Private Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        188,284,049
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         17,163,005
________________________________________________________________
----------------------------------------------------------------
Cash Management Class:
  Authorized                                       6,100,000,000
----------------------------------------------------------------
  Outstanding                                        385,866,397
________________________________________________________________
----------------------------------------------------------------
Reserve Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         14,037,095
________________________________________________________________
----------------------------------------------------------------
Resource Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        217,608,534
________________________________________________________________
----------------------------------------------------------------
Net asset value and offering price per share
  for each class                                 $          1.00
________________________________________________________________
----------------------------------------------------------------

STATEMENT OF OPERATIONS
------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                            $16,174,557
===============================================================

EXPENSES:

Advisory fees                                         2,235,179
---------------------------------------------------------------
Administrative services fees                            180,811
---------------------------------------------------------------
Custodian fees                                           42,578
---------------------------------------------------------------
Distribution fees:
  Private Investment Class                              450,567
---------------------------------------------------------------
  Personal Investment Class                              40,511
---------------------------------------------------------------
  Cash Management Class                                 179,230
---------------------------------------------------------------
  Reserve Class                                          85,047
---------------------------------------------------------------
  Resource Class                                        174,609
---------------------------------------------------------------
Transfer agent fees                                     183,541
---------------------------------------------------------------
Directors' fees                                          11,078
---------------------------------------------------------------
Other                                                   204,022
===============================================================
    Total expenses                                    3,787,173
===============================================================
Less: Fees waived                                      (850,541)
===============================================================
    Net expenses                                      2,936,632
===============================================================
Net investment income                                13,237,925
===============================================================
Net realized gain (loss) from investment
  securities                                            (25,175)
===============================================================
Net increase in net assets resulting from
  operations                                        $13,212,750
_______________________________________________________________
---------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED MARCH 31, 2002 (UNAUDITED)

                                                                      SEPTEMBER 30,               MARCH 31,
                                                                           2002                      2002
                                                              ------------------------------    --------------
OPERATIONS:

  Net investment income                                               $   13,237,925            $   30,654,351
--------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                        (25,175)                   49,753
==============================================================================================================
    Net increase in net assets resulting from operations                  13,212,750                30,704,104
==============================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                     (8,997,708)              (22,419,192)
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                  (959,627)               (3,180,546)
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                  (40,857)                 (439,500)
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   (2,194,939)               (3,004,510)
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                              (43,411)                 (264,155)
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          (1,001,383)               (1,346,448)
--------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                                    (52,364,319)              309,095,270
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                 9,204,890                37,137,251
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                               12,068,441                 4,372,127
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   65,352,225               304,845,825
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           (4,159,776)                2,327,048
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          80,299,201               121,845,326
==============================================================================================================
    Net increase in net assets                                           110,375,487               779,672,600
==============================================================================================================

NET ASSETS:

  Beginning of period                                                  1,899,264,407             1,119,591,807
==============================================================================================================
  End of period                                                       $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                          $2,009,681,667            $1,899,281,005
--------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                               (41,773)                  (16,598)
==============================================================================================================
                                                                      $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of six different classes of shares that have commenced operations, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.22%. This limitation may be terminated or modified at any time. For the six months ended September 30, 2002, AIM waived fees of $525,625.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2002, AIM was paid $180,811 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2002, AFS retained $157,773 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended September 30, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $225,284, $27,866, $143,384, $68,827 and $139,687, respectively, as compensation under the Plan which included waivers by FMC of $324,916.

  Certain officers and directors of the Fund are officers of AIM, FMC, and AFS.

  During the six months ended September 30, 2002, the Fund paid legal fees of $3,796 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 2002 and the year ended March 31, 2002 were as follows:

                                                          SIX MONTHS ENDED                            YEAR ENDED
                                                         SEPTEMBER 30, 2002                         MARCH 31, 2002
                                                 -----------------------------------      -----------------------------------
                                                     SHARES              AMOUNT               SHARES              AMOUNT
                                                 --------------      ---------------      --------------      ---------------
Sold:
  Institutional Class                             4,474,585,273      $ 4,474,585,273       7,241,807,989      $ 7,241,807,989
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          159,895,261          159,895,261         373,567,962          373,567,962
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          36,107,395           36,107,395         410,703,599          410,703,599
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           1,237,260,146        1,237,260,146       1,363,378,123        1,363,378,123
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      86,299,056           86,299,056         204,218,294          204,218,294
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    408,388,087          408,388,087         403,486,783          403,486,783
=============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                 2,188,665            2,188,665           2,929,243            2,929,243
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              664,023              664,023           2,271,450            2,271,450
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              10,987               10,987             375,657              375,657
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               1,978,507            1,978,507           2,058,372            2,058,372
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          45,207               45,207             286,448              286,448
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        882,977              882,977           1,244,055            1,244,055
=============================================================================================================================
Reacquired:
  Institutional Class                            (4,529,138,257)      (4,529,138,257)     (6,935,641,962)      (6,935,641,962)
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         (151,354,394)        (151,354,394)       (338,702,161)        (338,702,161)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (24,049,941)         (24,049,941)       (406,707,129)        (406,707,129)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                          (1,173,886,428)      (1,173,886,428)     (1,060,590,670)      (1,060,590,670)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                     (90,504,039)         (90,504,039)       (202,177,694)        (202,177,694)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (328,971,863)        (328,971,863)       (282,885,512)        (282,885,512)
=============================================================================================================================
                                                    110,400,662      $   110,400,662         779,622,847      $   779,622,847
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:

                                   2002           2001
                                -----------    -----------
Distributions paid from:
  Ordinary income-tax-exempt    $30,654,351    $39,911,655
__________________________________________________________
==========================================================


  As of March 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary
  income-(tax-exempt)                      $      107,080
---------------------------------------------------------
Post-October loss deferral                           (277)
---------------------------------------------------------
Capital loss carryforward                         (16,322)
---------------------------------------------------------
Temporary book/tax differences                   (107,079)
---------------------------------------------------------
Capital (Par value and additional
  paid-in)                                  1,899,281,005
=========================================================
                                           $1,899,264,407
_________________________________________________________
=========================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

  The Fund's capital loss carryforward of $16,322 as of March 31, 2002 may be carried forward to offset taxable gains, if any, which expires, if not previously utilized, in the year 2004.

NOTE 6--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Personal Investment Class outstanding throughout the periods indicated.


                                                                          PERSONAL INVESTMENT CLASS
                                                              --------------------------------------------------
                                                                                                DECEMBER 4, 2000
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED             YEAR ENDED    COMMENCED) TO
                                                              SEPTEMBER 30,       MARCH 31,      MARCH 31,
                                                                 2002               2002           2001
                                                              -------------       ----------    ----------------
Net asset value, beginning of period                             $  1.00            $ 1.00           $ 1.00
----------------------------------------------------------------------------------------------------------------
Net investment income                                               .004              0.02(a)          0.01
================================================================================================================
Less distributions from net investment income                      (.004)            (0.02)           (0.01)
================================================================================================================
Net asset value, end of period                                   $  1.00            $ 1.00           $ 1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                     0.40%             1.66%            0.95%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $17,166            $5,102           $  722
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  0.74%(c)          0.72%            0.70%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.02%(c)          1.03%            1.04%(d)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income to average net assets                0.80%(c)          1.51%            3.35%(d)
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $10,773,412.
(d)  Annualized.

                    SEMI-ANNUAL REPORT / SEPTEMBER 30, 2002

                        TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                             CASH MANAGEMENT CLASS

                    [FUND MANAGEMENT LOGO APPEARS HERE--SM]


                                    DIRECTORS
Frank S. Bayley                                               Robert H. Graham
Bruce L. Crockett                                           Prema Mathai-Davis
Albert R. Dowden                                              Lewis F. Pennock
Edward K. Dunn, Jr.                                            Ruth H. Quigley
Jack M. Fields                                                  Louis S. Sklar
Carl Frischling

                                    OFFICERS
Robert H. Graham                                          Chairman & President
Gary T. Crum                                                Sr. Vice President
Carol F. Relihan                                Sr. Vice President & Secretary
Dana R. Sutton                                      Vice President & Treasurer
Stuart W. Coco                                                  Vice President
Melville B. Cox                                                 Vice President
Karen Dunn Kelley                                               Vice President



                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                        90 Washington Street, 11th Floor
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


TFIC-SAR-3

[AIM LOGO APPEARS HERE]
--Registered Trademark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           At the writing of my most recent letter to the shareholders
ROBERT H.           of the Cash Reserve Portfolio, the projection for the
GRAHAM]             annualized growth of the U.S. gross domestic product (GDP)
                    for the first quarter of 2002 was 5.8%. The actual rate ended up being 5.0%. In the second quarter, growth slowed to an annualized rate of 1.1%. The advance estimate of the annualized GDP growth for the third quarter, which ended on September 30, was 3.1%. While the GDP numbers reflect slow growth, other economic indicators, such as a decrease in the number of new orders in the manufacturing industry, have added to concern about the strength of the economy. The financial markets have reflected the sluggishness of the economy with disappointing returns.

                        Along with anemic economic growth, the job market has
                    remained weak. The seasonally adjusted rate of unemployment for September was 5.6%. After the reporting period ended, the unemployment rate for October was announced at 5.7%. On top of the sometimes disheartening economic news, disconcerting world events and reports of corporate wrongdoing contributed to continued volatility and declines in the equity market. The quarter ending September 30, 2002, has been the worst quarter for equity markets since 1987.

    As you may remember, the fed funds rate (the rate banks charge one another for overnight loans) was lowered 11 times last year, with the last reduction occurring in December 2001, when the rate was lowered to 1.75%. Since then, the Federal Reserve's Federal Open Markets Committee (FOMC) has had six regularly scheduled meetings at which it left the rate unchanged. However, after the period covered by this report had ended, on November 6, 2002, the FOMC lowered the fed funds rate to 1.25%. As you know, the purpose of lowering the rate is to stimulate economic growth. Unfortunately, the low rate negatively impacts the yield on money market portfolios.

================================================================================

YIELDS AS OF 9/30/02

                                             MONTHLY  SEVEN-DAY
                                              YIELD     YIELD

Cash Reserve Portfolio,                        1.22%    1.35%
Cash Management Class

iMoneyNet Tax-Free Money Fund                  1.14%    1.27%
Averages Institutions Only--Trademark--

iMoneyNet All Tax-Free                         0.95%    1.08%
Money Funds Averages--Trademark--

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. iMoneyNet, Inc. All Tax-Free Money Fund Average consists of 523 funds that invest in short-term municipal securities, which are exempt from federal taxation. The Institutions Only category consists of funds that invest in tax-exempt obligations, including state and municipal authorities.

================================================================================

SAFETY AND STABILITY REMAIN HALLMARKS OF FUND

For the six-month period ended September 30, 2002, Cash Reserve Portfolio, Cash Management Class, maintained its competitive position, as shown in the table. Had the advisor and distributor not waived fees and expenses, performance would have been lower. Net assets of the Cash Management Class of the portfolio stood at $385.9 million at the close of the period.


                                                                     (continued)

    The portfolio also maintained the quality of its holdings, consistent with its triple-A credit rating, the highest given by Moody's Investors Service, Standard & Poor's, and Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.

    Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.

    We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-3.29%

Alabama (State of) Public
 School and College Authority;
 Refunding Series 1993 A RB
 5.75%, 08/01/03                  AA      Aa3    $ 1,900   $    1,966,986
-------------------------------------------------------------------------
Alabama State University;
 Refunding General Tuition and
 Fee Series 1993 RB
 5.70%, 05/01/03(b)(c)            AAA     Aaa      2,000        2,089,282
-------------------------------------------------------------------------
Birmingham (City of) Medical
 Clinic Board (University of
 Alabama Health Services
 Foundation); VRD Series 1991
 RB (LOC-Amsouth Bank)
 1.85%, 12/01/26(d)(e)            A-1   VMIG-1    19,600       19,600,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (Children's Zoo Project); VRD
 Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 05/01/07(d)(e)            --    VMIG-1     6,000        6,000,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (YMCA Project); Refunding VRD
 Series 1996 RB
 (LOC-Amsouth Bank)
 1.83%, 06/01/16(d)(e)            --    VMIG-1     2,470        2,470,000
-------------------------------------------------------------------------
Homewood (City of) Medical
 Clinic Board (Lakeshore
 Foundation Project); VRD Lease
 Revenue Series 2000 RB
 (LOC-Amsouth Bank)
 1.78%, 11/01/24(d)(e)            A-1     --       7,830        7,830,000
-------------------------------------------------------------------------
Hoover (City of) Board of
 Education; Refunding Series
 2001 Special Tax Anticipation
 Warrants
 4.25%, 02/15/03(f)               AAA     Aaa      1,085        1,094,575
-------------------------------------------------------------------------
Ridge Improvement District; VRD
 Improvement Series 2000
 Special Assessment
 (LOC-Amsouth Bank)
 1.80%, 10/01/25(d)(e)            --    VMIG-1    12,000       12,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-(CONTINUED)

Tuscaloosa (City of)
 Educational Building Authority
 (Stillman College Project);
 Refunding VRD Series 2002 A RB
 (LOC-Amsouth Bank)
 1.93%, 10/01/23(d)(e)            --    VMIG-1   $13,068   $   13,068,000
=========================================================================
                                                               66,118,843
=========================================================================

ALASKA-0.14%

Alaska (State of) Industrial
 Development and Export
 Authority (Safeway Inc.
 Projects); Refunding
 Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/01/02(e)              A-1+     --       2,825        2,825,000
=========================================================================

ARIZONA-0.54%

Arizona (State of) Water
 Infrastructure Finance
 Authority; Water Quality
 Series 2001 A RB
 4.00%, 10/01/02                  --      Aaa      5,495        5,495,000
-------------------------------------------------------------------------
Phoenix (City of) Civic
 Improvement Corp.; Wastewater
 System Lease Series 1993 RB
 6.13%, 07/01/03(b)(c)            AAA     NRR      5,000        5,270,260
=========================================================================
                                                               10,765,260
=========================================================================

ARKANSAS-0.46%

Fayetteville (City of) Sales &
 Use Tax; Capital Improvement
 Series 2002 RB
 2.00%, 06/01/03                  AA-     --       2,200        2,204,326
-------------------------------------------------------------------------
North Little Rock (City of);
 Refunding Electric
 Series 1992 A RB
 6.15%, 07/01/03(f)               AAA     Aaa      3,245        3,356,547
-------------------------------------------------------------------------
Pulaski (County of) Public
 Facilities Board (Health
 Facilities-Central Arkansas
 Radiation Therapy Inc.
 Project); VRD Educational
 Facilities Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/08(d)(e)(g)         --      --       3,610        3,610,000
=========================================================================
                                                                9,170,873
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

COLORADO-1.79%

287/42 General Improvement
 District; VRD Ltd. Tax Series
 2000 GO (LOC-U.S. Bank N.A.)
 1.74%, 12/01/31(d)(e)            A-1     --     $ 3,000   $    3,000,000
-------------------------------------------------------------------------
Arvada (City of) (Water Utility
 Improvements); Refunding VRD
 Series 2001 RB
 1.50%, 11/01/20(f)(h)           A-1+     Aaa      1,000        1,000,000
-------------------------------------------------------------------------
Boulder (City of) (Library
 Capital Improvements);
 Refunding Unlimited Tax
 Series 2001 GO
 3.50%, 10/01/02                  AA+     Aa1        775          775,000
-------------------------------------------------------------------------
Colorado (State of) Educational
 & Cultural Facilities
 Authority (Denver Museum
 Project); VRD Series 2001 RB
 (LOC-Bank One Colorado N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,000        9,000,000
-------------------------------------------------------------------------
Colorado (State of) Health
 Facilities Authority (Golden
 West Manor Inc. Project); VRD
 Series 2002 A RB
 (LOC-U.S. Bank N.A.)
 1.72%, 07/01/32(d)(e)            A-1     --       4,210        4,210,000
-------------------------------------------------------------------------
Denver City and County Airport;
 Series 1992 A RB
 7.25%, 11/15/02(b)(c)            AAA     Aaa      1,670        1,714,385
-------------------------------------------------------------------------
 7.50%, 11/15/02(b)(c)            AAA     Aaa      1,000        1,026,726
-------------------------------------------------------------------------
Idaho Springs (City of)
 Industrial Development
 (Safeway Inc. Project);
 Refunding Series 1993 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(e)              A-1+     --       1,310        1,310,000
-------------------------------------------------------------------------
Jefferson (County of) School
 District # R-001; Unlimited
 Tax Series 1992 GO
 6.00%, 12/15/02(b)(c)            AAA     Aaa      1,000        1,018,414
-------------------------------------------------------------------------
JP Morgan Putters (State of
 Colorado Department of
 Transportation); VRD Series
 2000-249 RB
 1.78%, 06/15/14
 (Acquired 09/09/02;
 Cost $11,015,000)(d)(i)(k)      A-1+     --      11,015       11,015,000
-------------------------------------------------------------------------
Westminster (City of);
 Refunding Sales & Use Tax
 Series 1992 A RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,008,183
-------------------------------------------------------------------------
Westminster (City of) Water &
 Wastewater Utilities;
 Refunding Series 2001 RB
 4.00%, 12/01/02(f)               AAA     Aaa      1,000        1,003,292
=========================================================================
                                                               36,081,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


DISTRICT OF COLUMBIA-0.25%

District of Columbia (Abraham &
 Laura Lisner Home for Aged
 Women); VRD Series 1992 RB
 (LOC-Bank of America NT & SA)
 1.70%, 07/01/22(d)(e)            --    VMIG-1   $ 5,000   $    5,000,000
=========================================================================

DELAWARE-0.14%

Sussex (County of); Unlimited
 Tax Series 2001 GO
 4.00%, 10/15/02                  --      Aa3      1,490        1,491,213
-------------------------------------------------------------------------
Wilmington (City of); Refunding
 Unlimited Tax Series 2001 GO
 3.25%, 12/01/02(f)               AAA     Aaa      1,320        1,323,197
=========================================================================
                                                                2,814,410
=========================================================================

FLORIDA-6.52%

Collier (County of) Industrial
 Development Authority
 (Community School of Naples
 Project); VRD Educational
 Facilities Series 1999 IDR
 (LOC-Bank of America N.A.)
 1.75%, 10/01/19
 (Acquired 06/05/02;
 Cost $4,100,000)(d)(e)(g)(k)     --      --       4,100        4,100,000
-------------------------------------------------------------------------
Florida (State of) Municipal
 Power Agency (Stanton II
 Project); Series 1992 RB
 6.00%, 10/01/02(b)(c)            AAA     Aaa      1,030        1,050,600
-------------------------------------------------------------------------
Gulf Breeze (City of)
 Healthcare Facilities
 (Heritage Healthcare of
 America Project); VRD Series
 1999 RB (CEP-American
 International Group Inc.)
 1.83%, 01/01/24
 (Acquired 04/15/99-08/27/02;
 Cost $24,900,000)(d)(k)          --    VMIG-1    24,900       24,900,000
-------------------------------------------------------------------------
Jacksonville (City of) Health
 Facilities Authority (Samuel
 C. Taylor Foundation Project);
 Refunding VRD Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/23
 (Acquired 02/20/01;
 Cost $2,400,000)(d)(e)(g)(k)     --      --       2,400        2,400,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
FLORIDA-(CONTINUED)

Jacksonville (City of) Health
 Facilities Authority
 (University of Florida
 Jacksonville Physicians, Inc);
 Refunding VRD Series 2002 RB
 (LOC-Bank of America N.A.)
 1.70%, 06/01/22(d)(e)            --    VMIG-1   $12,930   $   12,930,000
-------------------------------------------------------------------------
JP Morgan Putters
 (State of Florida Turnpike
 Authority); VRD Turnpike
 Series 2000-281Z A RB
 1.78%, 07/01/29
 (Acquired 07/18/01-08/17/01;
 Cost $16,820,000)(d)(i)(k)      A-1+     --      16,820       16,820,000
-------------------------------------------------------------------------
Marion (County of) Hospital
 District (Munroe Regional
 Health System); VRD Health
 System Improvement
 Series 2000 RB
 (LOC-Amsouth Bank of Florida)
 1.75%, 10/01/30(d)(e)            --    VMIG-1    13,875       13,875,000
-------------------------------------------------------------------------
Miami (City of) Health
 Facilities Authority (Mercy
 Hospital Inc. Project);
 Refunding VRD Health
 Facilities Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.70%, 08/01/20(d)(e)           A-1+   VMIG-1     1,150        1,150,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Educational Facilities
 Authority (Carlos Albizu
 University Project); VRD
 Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 12/01/25(d)(e)(g)         --      --       8,100        8,100,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Industrial Development
 Authority (Palmer Trinity
 School Project);
 VRD Series 1999 IDR
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/19(d)(e)(g)         --      --       2,800        2,800,000
-------------------------------------------------------------------------
North Miami (City of)
 Educational Facilities (Miami
 Country Day School Project);
 VRD Series 1999 RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/19(d)(e)(g)         --      --       1,650        1,650,000
-------------------------------------------------------------------------
Orange (County of) Health
 Facilities Authority
 (Presbyterian Retirement
 Communities Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 11/01/28
 (Acquired 11/14/01-02/15/02;
 Cost $8,345,000)(d)(e)(g)(k)     --      --       8,345        8,345,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

FLORIDA-(CONTINUED)

Palm Beach (County of) (St.
 Andrews School-Boca Raton);
 VRD Series 1998 RB (LOC-Bank
 of America N.A.)
 1.75%, 10/01/28
 (Acquired 01/03/02;
 Cost $13,100,000)(d)(e)(g)(k)    --      --     $13,100   $   13,100,000
-------------------------------------------------------------------------
Palm Beach (County of)
 Educational Facilities
 Authority (Atlantic College
 Project); Refunding VRD
 Educational Facilities Series
 2001 RB (LOC-Bank of America
 N.A.)
 1.75%, 12/01/31(d)(e)(g)         --      --       3,000        3,000,000
-------------------------------------------------------------------------
Palm Beach (County of) Health
 Facilities Authority (Jupiter
 Medical Center Inc. Project);
 VRD Series 1999 B RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/20
 (Acquired 05/02/02-07/22/02;
 Cost $5,220,000)(d)(e)(g)(k)     --      --       5,220        5,220,000
-------------------------------------------------------------------------
Saint Lucie (County of)
 (Savannahs Hospital Project);
 VRD Series 1985 RB
 (LOC-Canadian Imperial Bank of
 Commerce)
 1.70%, 11/01/15(d)(e)           A-1+     --       4,715        4,715,000
-------------------------------------------------------------------------
Seminole (County of) Industrial
 Development Authority (Florida
 Living Nursing Home); VRD
 Multimodal Health Facilities
 Series 1991 IDR (LOC-Bank of
 America N.A.)
 1.75%, 02/01/11(d)(e)            --    VMIG-1     1,400        1,400,000
-------------------------------------------------------------------------
Tampa (City of) (Agency for
 Community Treatment DACCO
 Project); VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/22(d)(e)(g)         --      --       5,400        5,400,000
=========================================================================
                                                              130,955,600
=========================================================================

GEORGIA-5.60%

Atlanta (City of); Unlimited
 Tax Series 2002 A TAN
 1.65%, 12/31/02                 SP-1+   MIG-1    12,000       12,001,454
-------------------------------------------------------------------------
Burke (County of) Development
 Authority (Oglethorpe Power
 Corp.-Vogtle Nuclear Plant);
 Refunding Pollution Control
 Series 1992 IDR
 8.00%, 01/01/03(b)(c)            AAA     Aaa      5,000        5,231,425
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
GEORGIA-(CONTINUED)

Cobb (County of); Unlimited Tax
 Series 2002 TAN
 2.50%, 12/31/02                 SP-1+   MIG-1   $21,025   $   21,072,313
-------------------------------------------------------------------------
Cobb (County of) Kennestone
 Hospital Authority (Equipment
 Pool Project);
 VRD Series 1999 RAC
 1.80%, 04/01/26(d)              A-1+   VMIG-1    23,500       23,500,000
-------------------------------------------------------------------------
Cobb (County of) School
 District; Series 2002
 Revenue Notes
 2.50%, 12/31/02                  --     MIG-1    15,000       15,036,560
-------------------------------------------------------------------------
De Kalb (County of) Development
 Authority (Green Forest
 Community Development Project);
 VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.70%, 02/01/22
 (Acquired 07/02/02;
 Cost $6,580,000)(d)(e)(k)       A-1+     --       6,580        6,580,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Georgia); VRD Series
 2000-1001 Class C COP
 1.77%, 07/01/15
 (Acquired 07/26/00-01/31/02;
 Cost $20,000,000)(d)(i)(k)      A-1+     --      20,000       20,000,000
-------------------------------------------------------------------------
Fulton (County of) Development
 Authority (Bridgeway
 Foundation for Education
 Project); VRD Educational
 Facilities Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.70%, 06/01/15(d)(e)            A-1     --       1,800        1,800,000
-------------------------------------------------------------------------
Smyrna (City of) Hospital
 Authority (Ridgeview Institute
 Inc. Project); VRD Series 2002
 RB (LOC-Wachovia Bank N.A.)
 1.70%, 11/01/27(d)(e)            --    VMIG-1     2,510        2,510,000
-------------------------------------------------------------------------
South Georgia (State of)
 Hospital Authority (Georgia
 Alliance Community Hospitals);
 VRD Series 1999 A RB
 1.75%, 04/01/29(d)(f)            --    VMIG-1     4,900        4,900,000
=========================================================================
                                                              112,631,752
=========================================================================

HAWAII-0.33%

Eagle Tax Exempt Trust
 (State of Hawaii);
 VRD Series 2000-1101 COP1.77%,
 12/01/16
 (Acquired 01/11/01;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

HAWAII-(CONTINUED)

Honolulu (City and County of);
 Unlimited Tax Series 1993 B GO
 5.00%, 10/01/02                  AA-     Aa3    $   745   $      745,000
=========================================================================
                                                                6,745,000
=========================================================================

IDAHO-0.60%

Idaho (State of);
 Series 2002 TAN
 3.00%, 06/30/03                 SP-1+   MIG-1    12,000       12,120,517
=========================================================================

ILLINOIS-11.17%

ABN AMRO Munitops Ctfs. Trust
 (City of Chicago); Refunding
 VRD Ltd. Tax Multistate
 Non-AMT Series 2001-34 Ctfs.
 1.75%, 07/01/07
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs.(State
 of Illinois); VRD Series
 2002-190 Class A RB
 1.75%, 06/05/14
 (Acquired 05/06/02;
 Cost $10,130,000)(d)(i)(k)       A-1     --      10,130       10,130,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs. (State
 of Illinois Sales Tax); VRD
 Series 1998-25 Class A RB
 1.75%, 03/15/07
 (Acquired 08/26/99;
 Cost $10,000,000)(d)(i)(k)       A-1     --      10,000       10,000,000
-------------------------------------------------------------------------
Chicago (City of); Ltd. Tender
 Notes Tax Series 2001 GO
 (LOC-Landesbank
   Hesset-Thuringen)
   1.90%, 10/31/02(b)(e)         A-1+   VMIG-1     4,500        4,500,000
-------------------------------------------------------------------------
Chicago (City of) Board of
 Education; VRD Unlimited Tax
 Series 2000 C GO
 1.70%, 03/01/32(d)(f)           A-1+   VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
Cook (County of); Refunding
 Unlimited Tax Series 1992 C GO
 5.63%, 11/15/02(f)               AAA     Aaa      1,000        1,005,185
-------------------------------------------------------------------------
Cook (County of) Community
 Consolidated School District
 #65 (Evanston); Unlimited Tax
 Series 1994 B GO
 6.20%, 12/01/02(b)(c)            AAA     Aaa      2,445        2,462,737
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
 (City of Chicago);
 VRD Series 2001-1305 COP
 1.83%, 01/01/35
 (Acquired 04/02/01;
 Cost $4,950,000)(d)(i)(k)       A-1+     --     $ 4,950   $    4,950,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Park District); VRD
 Series 2002-1306 COP
 1.77%, 01/01/29
 (Acquired 05/05/02;
 Cost $5,500,000)(d)(i)(k)       A-1+     --       5,500        5,500,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Water & Sewer); VRD
 Series 2001-1308 COP
 1.77%, 11/01/26
 (Acquired 12/12/01;
 Cost $8,655,000)(d)(i)(k)       A-1+     --       8,655        8,655,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook
 County Regional Transportation
 Authority); VRD Series
 2000-1301 COP
 1.77%, 07/01/23
 (Acquired 03/26/01-05/30/01;
 Cost $19,000,000)(d)(i)(k)      A-1+     --      19,000       19,000,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Illinois);
 VRD Series 2000-1304 COP
 1.77%, 06/01/21
 (Acquired 06/27/00;
 Cost $7,340,000)(d)(i)(k)       A-1+     --       7,340        7,340,000
-------------------------------------------------------------------------
East Peoria (City of)
 (Radnor/East Peoria
 Partnership Project);
 Multi-Family Housing VRD
 Series 1983 RB (LOC-Bank of
 America NT & SA)
 1.95%, 06/01/08(d)(e)            --      Aa1      2,000        2,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Chicago); GO 1.75%,
 VRD Ltd. Tax Series 2000
 A12 01/01/23
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
 1.75%, VRD Ltd. Tax
 Series 2002
 A44 01/01/20
 (Acquired 08/02/02;
 Cost $7,890,000)(d)(i)(k)        --    VMIG-1     7,890        7,890,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

First Union Merlots (Cook
 County Regional Transportation
 Authority); GO  1.75%, VRD
 Series 2001 A93 07/01/27
 (Acquired 10/10/01;
 Cost $3,695,000)(d)(i)(k)        --    VMIG-1   $ 3,695   $    3,695,000
-------------------------------------------------------------------------
 1.75%, VRD Unlimited Tax
 Series 2002 A41 06/01/17
 (Acquired 07/25/02;
 Cost $9,000,000)(d)(f)(i)(k)     --    VMIG-1     9,000        9,000,000
-------------------------------------------------------------------------
First Union Merlots (State of
 Illinois); VRD Unlimited Tax
 Series 2001 A124 GO
 1.75%, 11/01/26
 (Acquired 10/10/01-09/18/02;
 Cost $6,580,000)(d)(i)(k)        A-1     --       6,580        6,580,000
-------------------------------------------------------------------------
First Union Merlots (University
 of Illinois);
 VRD Series 2000 S RB
 1.75%, 04/01/30
 (Acquired 03/20/00-02/12/01;
 Cost $7,400,000)(d)(i)(k)        --    VMIG-1     7,400        7,400,000
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1993 GO
 5.70%, 04/01/03(b)(c)            NRR     NRR      2,000        2,083,463
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1994 GO
 5.25%, 04/01/03                  AA      Aa2      2,980        3,035,340
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1995 GO
 5.13%, 12/01/02(f)               AAA     Aaa      1,000        1,005,313
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority; VRD Series
 2002 RAN (LOC-Harris Trust &
 Savings Bank)
 1.75%, 06/30/03(d)(e)           A-1+     --       4,970        4,970,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (American
 College of Surgeons); VRD
 Series 1996 RB
 (LOC-Northern Trust Co.)
 1.80%, 08/01/26(d)(e)           A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority
 (Bochasanwais Shree Akshar
 Inc. Project);
 VRD Series 2002 RB
 (LOC-Comerica Bank Texas)
 1.70%, 06/01/17(d)(e)            A-1     --       4,500        4,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Illinois (State of) Development
 Finance Authority (Chicago
 Commons Association Project);
 VRD Series 1999 RB
 (LOC-Bank of America NT & SA)
 1.70%, 01/01/29(d)(e)           A-1+     --     $ 4,000   $    4,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Evanston
 Northwestern);
 VRD Series 2001 C RB
 1.70%, 05/01/31(d)              A-1+   VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (West
 Central Illinois Educational
 Project); VRD Series 2002 RB
 (LOC-American National Bank &
 Trust)
 1.75%, 09/01/32(d)(e)            --    VMIG-1     4,800        4,800,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Wheaton
 School 200); School District
 Program Series 1993 RB
 4.75%, 12/01/02(f)               AAA     Aaa      1,000        1,005,041
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (YMCA of
 Metro Chicago Project); VRD
 Series 2001 RB (LOC-Harris
 Trust & Savings Bank)
 2.00%, 06/01/29(e)(j)           A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
Illinois (State of) Educational
 Facilities Authority;
 Commercial Paper Notes
 (LOC-Northern Trust Co.)
 1.30%, 10/17/02(e)              A-1+     --       4,979        4,979,000
-------------------------------------------------------------------------
Illinois (State of) Health
 Facilities Authority
 (Northwestern Memorial
 Hospital); Refunding VRD
 Series 2002 C RB
 2.00%, 08/15/32(j)              A-1+   VMIG-1     2,700        2,700,000
-------------------------------------------------------------------------
Illinois (State of) Toll
 Highway Authority; Refunding
 VRD Toll Highway
 Series 1998 B RB
 1.70%, 01/01/16(d)(f)            --    VMIG-1     6,600        6,600,000
-------------------------------------------------------------------------
 1.70%, 01/01/17(d)(f)            --    VMIG-1     4,600        4,600,000
-------------------------------------------------------------------------
Sangamon (County of) School
 District (#186 Springfield);
 Series 2002 TAN
 2.38%, 12/20/02                 SP-1+    --      11,000       11,018,378
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

Winnebago & Boone (Counties of)
 School District #205;
 Unlimited Tax Series 1989 GO
 7.30%, 02/01/03(c)               AAA     Aaa    $ 4,475   $    4,562,520
=========================================================================
                                                              224,466,977
=========================================================================

INDIANA-3.39%

ABN AMRO Munitops Ctfs. Trust
 (City of Indianapolis Bond
 Bank-Waterworks); Non-AMT
 Series 2002-7 Ctfs.
 2.00%, 05/21/03 (Acquired
 05/30/02;
 Cost $10,000,000)(b)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Indiana (State of) Bond Bank
 (Advanced Funding Program
 Notes); Series 2002 A-2
 Revenue Notes
 2.25%, 01/22/03                 SP-1+   MIG-1     5,000        5,009,151
-------------------------------------------------------------------------
Indiana (State of)
 Development Finance Authority
 (Indiana Historical Society);
 VRD Educational Facilities
 Series 1996 IDR
 (LOC-Bank One Indiana N.A.)
 1.70%, 08/01/31
 (Acquired 01/23/02-07/31/02;
 Cost $4,400,000)(d)(e)(k)        A-1     --       4,400        4,400,000
-------------------------------------------------------------------------
Indiana (State of) Development
 Finance Authority (USX Corp.
 Project); Refunding
 Environmental Improvement
 Series 1998 IDR
 (LOC-Scotiabank)
 1.25%, 10/01/02(b)(e)            A-1   VMIG-1    20,000       20,000,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Hospital Projects);
 VRD Hospital
 Series 2000 A RB (LOC-Bank of
 America N.A.)
 1.70%, 07/01/28(d)(e)           A-1+     --       9,915        9,915,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Mental Health and
 Rehabilitation); VRD Series
 1990 RB (LOC-LaSalle National
 Bank)
 1.70%, 11/01/20(d)(e)            A-1     --       2,855        2,855,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Deaconess Hospital Inc.); VRD
 Hospital Series 1992 RB
 (LOC-First National Bank)
 1.75%, 01/01/22(d)(e)            --    VMIG-1     8,700        8,700,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
INDIANA-(CONTINUED)

Indiana (State of) Health
 Facilities Financing Authority
 (Fayette Memorial Hospital
 Association Inc. Project); VRD
 Series 2002 A RB (LOC-U.S.
 Bank N.A.)
 2.15%, 10/01/32(e)(j)           A-1+     --     $ 3,945   $    3,945,000
-------------------------------------------------------------------------
Indianapolis (City of)
 Independent School; Unlimited
 Tax Series 2002 GO
 2.00%, 07/15/03                  AA      --       3,225        3,232,492
=========================================================================
                                                               68,056,643
=========================================================================

IOWA-1.61%

Iowa City (City of) (ACT,
 Inc.); VRD Series 2001 RB
 2.25%, 04/01/32(j)               A-1     --      15,000       15,000,000
-------------------------------------------------------------------------
Iowa (State of) Finance
 Authority (YMCA of Greater Des
 Moines); VRD Economic
 Development Series 2000 RB
 (LOC-Wells Fargo Bank N.A.)
 1.80%, 06/01/10(d)(e)(l)         --      --       2,100        2,100,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority; VRD
 Private College Facilities
 Series 1985 RB
 1.75%, 12/01/15(d)(f)           A-1+   VMIG-1     1,700        1,700,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Loras College Project); VRD
 Private College Facilities
 Series 2000 RB
 (LOC-LaSalle Bank N.A.)
 2.10%, 11/01/30(e)(j)            A-1     --       3,195        3,195,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Wartburg Theological Seminary
 Project); VRD Private College
 Facilities Series 2000 RB
 (LOC-Northern Trust Co.)
 2.15%, 03/01/30(e)(j)            --    VMIG-1     2,120        2,120,000
-------------------------------------------------------------------------
Iowa (State of) School Cash
 Anticipation Program;
 Series 2002 TRAN
 2.75%, 06/20/03(f)               AAA     Aaa      8,250        8,314,073
=========================================================================
                                                               32,429,073
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


KANSAS-0.57%

Lenexa (City of) Health Care
 Facilities (Lakeview Village
 Inc. Project); VRD Series 2002
 B RB (LOC-LaSalle Bank N.A.)
 1.75%, 05/15/32(d)(e)            A-1     --     $ 7,500   $    7,500,000
-------------------------------------------------------------------------
Wichita (City of) Recreational
 Facilities (YMCA of Wichita
 Project); VRD Series 1998 XI
 RB (LOC-Bank of America NT &
 SA) 1.75%, 08/01/09
 (Acquired 02/15/01;
 Cost $3,900,000)(d)(e)(k)       A-1+     --       3,900        3,900,000
=========================================================================
                                                               11,400,000
=========================================================================

KENTUCKY-3.58%

Carrollton & Henderson (Cities
 of) Public Energy Authority;
 Gas Series 1998 A RB
 4.50%, 01/01/03(f)               AAA     Aaa      5,000        5,033,596
-------------------------------------------------------------------------
Kentucky (State of) Area
 Developing Districts Financing
 Trust (Weekly Acquisition
 Lease Program-Ewing); VRD
 Series 2000 RB (LOC-First
 Union National Bank)
 1.75%, 06/01/33(d)(e)            A-1     --      35,900       35,900,000
-------------------------------------------------------------------------
Kentucky (State of) Interlocal
 School Transportation
 Association; Series 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1     5,000        5,049,842
-------------------------------------------------------------------------
Newport (City of) League of
 Cities Funding Trust Lease
 Program; VRD Series 2002 RB
 (LOC-U.S. Bank N.A.)
 1.73%, 04/01/32(d)(e)            --    VMIG-1    26,000       26,000,000
=========================================================================
                                                               71,983,438
=========================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust (City of
 New Orleans); VRD Series
 2000-1801 COP
 1.77%, 12/01/21
 (Acquired 10/10/00;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------
Jefferson (Parish of)
 Industrial Development Board
 (George J Ackel Sr. Project);
 Refunding VRD Series 1986 IDR
 (LOC-Regions Bank)
 1.75%, 12/01/04(d)(e)            --    VMIG-1     3,440        3,440,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
LOUISIANA-(CONTINUED)

Louisiana (State of) Public
 Facilities Authority (Glen
 Retirement System Project);
 VRD Series 2001 RB
 (LOC-Amsouth Bank)
 1.93%, 09/01/16
 (Acquired 08/15/01;
 Cost $3,800,000)(d)(e)(k)        --    VMIG-1   $ 3,800   $    3,800,000
=========================================================================
                                                               13,240,000
=========================================================================

MARYLAND-2.48%

Hyattsville (City of)
 Industrial Development
 (Safeway Inc. Projects);
 Refunding Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --       1,335        1,335,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Catholic Health
 Initiatives); Refunding VRD
 Series 1997 B RB
 1.75%, 12/01/15(d)              A-1+   VMIG-1     7,800        7,800,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Pooled Loan
 Program); VRD Series 1994 D RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/29(d)(e)           A-1+     --      32,500       32,500,000
-------------------------------------------------------------------------
Morgan Stanley & Co.
 Incorporated Trust Floater
 Ctfs. (Washington Suburban
 Sanitary District); VRD
 Floating Rate Trust Ctfs.
 Unlimited Tax Series 2000-246
 GO 1.76%, 06/01/09
 (Acquired 03/02/00;
 Cost $8,305,000)(d)(i)(k)        --    VMIG-1     8,305        8,305,000
=========================================================================
                                                               49,940,000
=========================================================================

MASSACHUSETTS-0.41%

Braintree (City of); Unlimited
 Tax Series 2001 BAN
 2.50%, 12/20/02                  --     MIG-1     6,165        6,177,386
-------------------------------------------------------------------------
Massachusetts (State of)
 Industrial Financing Agency
 (Babson College); Refunding
 Series 1992 A IDR
 6.38%, 10/01/02(b)(c)            AAA     Aaa      1,000        1,020,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
 Industrial Financing Agency
 (Holy Cross College);
 Refunding Series 1992 II IDR
 6.38%, 11/01/02(b)(c)            NRR     NRR    $ 1,000   $    1,023,846
=========================================================================
                                                                8,221,232
=========================================================================

MICHIGAN-3.61%

Dearborn (City of) Economic
 Development Corp. (Henry Ford
 Village Inc. Project); VRD
 Ltd. Tax Obligation Series
 1998 IDR (LOC-Comerica Bank)
 1.75%, 10/01/23(d)(e)(l)         --      --       9,200        9,200,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Sewage Disposal
 System); VRD Series 2001 A112
 RB 1.75%, 07/01/32
 (Acquired 10/31/01;
 Cost $4,975,000)(d)(i)(k)        --    VMIG-1     4,975        4,975,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Water Supply System);
 VRD Sr. Lien Series 1999 D RB
 1.75%, 07/01/29
 (Acquired 01/21/00;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Michigan (State of) Hospital
 Finance Authority (Crittenton
 Hospital Project); Refunding
 VRD Hospital Series 2002 B RB
 (LOC-Comerica Bank)
 1.75%, 03/01/27(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Michigan (State of) Housing
 Development Authority (Parks
 of Taylor Apartments Project);
 VRD Multi-Family Series 2002 A
 RB (CEP-Federal National
 Mortgage Association)
 1.70%, 08/15/32(d)              A-1+     --       4,135        4,135,000
-------------------------------------------------------------------------
Michigan (State of)
 Municipal Bond Authority;
 State Revolving Fund
 Series 1992 A RB
 6.25%, 10/01/02(c)(h)            AAA     Aaa      4,465        4,554,300
-------------------------------------------------------------------------
 6.35%, 10/01/02(b)(c)            AAA     Aaa      4,430        4,518,600
-------------------------------------------------------------------------
 6.45%, 10/01/02(b)(c)            AAA     Aaa      4,835        4,931,700
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic
 Fund (260 Brown St. Associates
 Project); VRD Convertible Ltd.
 Tax Obligation Series 1985 RB
 (LOC-Comerica Bank)
 1.60%, 10/01/15(e)(h)            --    VMIG-1   $ 3,380   $    3,380,000
-------------------------------------------------------------------------
Michigan (State of) Trunk Line;
 Series 1992 A RB
 5.50%, 10/01/02(b)(c)            NRR     NRR      6,630        6,630,000
-------------------------------------------------------------------------
Oakland (County of) Economic
 Development Corp. (Rochester
 College Project); VRD Ltd.
 Obligations Series 2001 RB
 (LOC-Bank One Michigan)
 1.80%, 08/01/21(d)(e)            --    VMIG-1     7,200        7,200,000
-------------------------------------------------------------------------
Southfield (City of) Economic
 Development (Lawrence Tech
 University Project); VRD
 Series 2001 RB (LOC-Bank One
 Michigan)
 1.70%, 10/01/31(d)(e)            A-1     --       6,000        6,000,000
=========================================================================
                                                               72,524,600
=========================================================================

MINNESOTA-6.06%

Arden Hills (City of) Housing
 and Health Care Facilities
 (Presbyterian Homes Project);
 VRD Series 1999 B RB
 (LOC-U.S. Bank N.A.)
 2.20%, 09/01/29(e)(j)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Duluth (City of) Economic
 Development Authority
 (Miller-Dwan Medical Center
 Inc. Project); Refunding VRD
 Series 1997 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 06/01/19(e)(j)            A-1     --       2,150        2,150,000
-------------------------------------------------------------------------
Golden Valley (City of)
 Industrial Development
 (Unicare Homes Inc. Project);
 VRD Series 1984 IDR
 (LOC-Bank of America N.A.)
 1.75%, 09/01/14(d)(e)           A-1+     --       2,000        2,000,000
-------------------------------------------------------------------------
Minneapolis (City of)
 (Minnehaha Academy Project);
 VRD Series 2001 RB
 (LOC-Firstar Bank N.A.)
 2.25%, 05/01/26(e)(j)(l)         --      --       2,500        2,500,000
-------------------------------------------------------------------------
Minneapolis (City of) Special
 School District # 001;
 Unlimited Tax Aid Anticipation
 Ctfs. Series 2002 GO
 1.75%, 01/31/03                 SP-1+    --      14,500       14,522,040
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MINNESOTA-(CONTINUED)

Minnesota (State of) School
 Districts Tax and Aid
 Anticipation Borrowing Ctfs.
 Program; Aid Anticipation
 Notes Series 2002 A COP
 2.25%, 08/20/03                  --     MIG-1   $16,000   $   16,108,740
-------------------------------------------------------------------------
Rochester (City of) Health Care
 Facilities; Commercial Paper
 Notes
 1.25%, 10/08/02                 A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
 1.20%, 10/10/02                 A-1+     --      20,500       20,500,000
-------------------------------------------------------------------------
 1.20%, 10/22/02                 A-1+     --      10,600       10,600,000
-------------------------------------------------------------------------
 1.30%, 10/23/02                 A-1+     --       8,000        8,000,000
-------------------------------------------------------------------------
 1.25%, 11/19/02                 A-1+     --      15,000       15,000,000
-------------------------------------------------------------------------
Roseville (City of) Health Care
 Facilities (Presbyterian Homes
 Project); Refunding VRD Series
 2002 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 10/01/29(e)(j)            --    VMIG-1     1,790        1,790,000
-------------------------------------------------------------------------
St. Paul (City of) Housing and
 Redevelopment Authority
 (Science Museum of Minnesota);
 VRD Series 1997 A RB
 (LOC-First Bank Montana)
 1.75%, 05/01/27(d)(e)            --    VMIG-1    13,160       13,160,000
=========================================================================
                                                              121,830,780
=========================================================================

MISSISSIPPI-0.70%

Mississippi (State of) Business
 Finance Corp. (Jackson Medical
 Mall); VRD Series 2000 A RB
 (LOC-Bank One Louisiana)
 1.75%, 11/01/18(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Mississippi (State of) Business
 Finance Corp. (Mississippi
 College Project); Refunding
 VRD Series 1999 B RB (LOC-Bank
 of America N.A.)
 1.70%, 02/01/09
 (Acquired 11/28/01;
 Cost $5,400,000)(d)(e)(g)(k)     --      --       5,400        5,400,000
-------------------------------------------------------------------------
Rankin (County of) School
 District; Unlimited Tax Series
 1995 GO
 5.75%, 02/01/03(b)(c)            AAA     Aaa      4,960        5,023,027
=========================================================================
                                                               14,023,027
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MISSOURI-2.24%

Boone (County of) (Boone
 Hospital Center Project); VRD
 Hospital Series 2000 C RB
 (LOC-Firstar Bank N.A.)
 1.75%, 08/15/20(d)(e)            --    VMIG-1   $ 2,600   $    2,600,000
-------------------------------------------------------------------------
Independence (City of)
 Industrial Development
 Authority (Groves and
 Graceland Project); VRD
 Development Series 1997 A IDR
 (LOC-Dexia Credit Local)
 2.10%, 11/01/27(e)(j)           A-1+     --       3,000        3,000,000
-------------------------------------------------------------------------
Kansas (City of) Industrial
 Development Authority (Baptist
 Health System); VRD Hospital
 Series 1988 A IDR (LOC-Bank of
 America N.A.)
 1.65%, 08/01/18(d)(e)            --    VMIG-1     2,705        2,705,000
-------------------------------------------------------------------------
Kansas City (City of) School
 District Building; Refunding
 Series 2002 A RB
 4.00%, 02/01/03(f)               AAA     Aaa      2,655        2,675,641
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (Science City
 Union Station); Infrastructure
 Facilities Series 1997 A RB
 (LOC-Canadian Imperial Bank)
 4.40%, 12/01/02(e)               AA-     Aa3      1,150        1,155,631
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (St. Louis
 Convention Center); VRD Series
 2000 C RB
 (LOC-Firstar Bank N.A.)
 2.20%, 12/01/20(e)(j)            A-1     --       1,000        1,000,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Assemblies of God
 College Project); VRD Series
 2001RB (LOC-Bank of America
 N.A.)
 1.70%, 05/01/26(d)(e)            --    VMIG-1     6,800        6,800,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Lutheran Senior
 Services); VRD Health
 Facilities Series 2000 RB
 (LOC-Firstar Bank N.A.)
 1.75%, 02/01/31(d)(e)            --    VMIG-1    25,000       25,000,000
=========================================================================
                                                               44,936,272
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


MONTANA-0.40%

Havre (City of) Industrial
 Development (Safeway Inc.
 Project); Refunding Series
 1991 IDR (LOC-Bankers Trust
 Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --     $ 1,130   $    1,130,000
-------------------------------------------------------------------------
Montana (State of) Facilities
 Financing Authority (Mission
 Ridge Project); VRD Series
 2002 RB (LOC-LaSalle Bank
 N.A.)
 1.75%, 08/01/27(d)(e)(g)         --      --       7,000        7,000,000
=========================================================================
                                                                8,130,000
=========================================================================

NEVADA-0.90%

ABN AMRO Munitops Ctfs. Trust
 (County of Washoe); Refunding
 VRD Ltd. Tax Series 2001-24
 Single Asset Trust Ctfs.
 1.75%, 07/01/09
 (Acquired 06/21/01;
 Cost $5,000,000)(d)(i)(k)        --    VMIG-1     5,000        5,000,000
-------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax
 Sewer & Flood Control Series
 2001 GO
 5.00%, 04/01/03(f)               AAA     Aaa      2,000        2,035,500
-------------------------------------------------------------------------
Las Vegas Valley (City of)
 Water District (SNWA Water
 Supply); Commercial Paper
 Notes (LOC-Westdeutsche
 Landesbank Girozentrale)
 1.30%, 10/16/02(e)              A-1+     P-1     11,000       11,000,000
=========================================================================
                                                               18,035,500
=========================================================================

NEW MEXICO-1.05%

New Mexico (State of); Series
 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1    16,000       16,176,041
-------------------------------------------------------------------------
New Mexico (State of) Hospital
 Equipment Loan Council
 (Dialysis Clinic Inc.
 Project); VRD Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.83%, 07/01/25(d)(e)            --    VMIG-1     5,000        5,000,000
=========================================================================
                                                               21,176,041
=========================================================================

NEW YORK-0.49%

Merrill Lynch P-Floats
 (Metropolitan Transportation
 Authority); VRD Series 2002
 PA-1027 A RB
 1.75%, 11/15/15
 (Acquired 06/05/02;
 Cost $5,995,000)(d)(i)(k)       A-1+     --       5,995        5,995,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
NEW YORK-(CONTINUED)

Middletown (City of) Industrial
 Development Agency (Southwinds
 Retirement Home Inc. Project);
 Civic Facilities Series 1993
 IDR 8.38%, 03/01/03(b)(c)        NRR     NRR    $ 3,740   $    3,921,855
=========================================================================
                                                                9,916,855
=========================================================================

NORTH CAROLINA-3.23%

North Carolina (State of)
 Capital Facilities Financing
 Agency (Elon College);
 Refunding VRD Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/14(d)(e)(g)         --      --       4,900        4,900,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (NCA&T University
 Foundation); VRD Housing
 Facilities Series 2001 RB
 (LOC-First Union National
 Bank)
 1.75%, 07/01/32(d)(e)            --    VMIG-1    18,990       18,990,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (Wolfpack Club
 Project); Refunding VRD Series
 2002 RB (LOC-Bank of America
 N.A.)
 1.70%, 04/01/12(d)(e)(g)         --      --       6,100        6,100,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Cleveland Regional
 Medical Center Project); VRD
 Series 2001 RB (LOC-Bank of
 America N.A.)
 1.70%, 01/01/18(d)(e)(g)         --      --      29,000       29,000,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Pooled Equipment
 Funding Project); VRD Series
 1985 RB
 1.60%, 12/01/25(d)(f)            A-1   VMIG-1     6,000        6,000,000
=========================================================================
                                                               64,990,000
=========================================================================

NORTH DAKOTA-0.26%

Fargo (City of) Commercial
 Development (Cass Oil Co.
 Project); VRD Series 1984 RB
 (LOC-U.S. Bank N.A.)
 1.85%, 12/01/14(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Ward (County of) Health Care
 Facilities (Trinity Health
 Obligation Group); VRD Series
 2002 A RB (LOC-U.S. Bank N.A.)
 2.15%, 07/01/29(e)(j)            A-1     --       1,635        1,635,000
=========================================================================
                                                                5,235,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


OHIO-3.33%

Butler (County of) Sewer
 Systems; Series 1992 B RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa    $ 2,925   $    2,977,482
-------------------------------------------------------------------------
Delaware (County of) Industrial
 Development (Radiation
 Sterilizers); VRD Series 1984
 IDR (LOC-American
 National Bank)
 1.45%, 12/01/04(e)(h)            A-1     --       2,300        2,300,000
-------------------------------------------------------------------------
Franklin (County of) (Doctors
 OhioHealth Corp.); VRD
 Hospital Series 1998 B RB
 (LOC-National City Bank)
 1.75%, 12/01/28(d)(e)            --    VMIG-1     4,100        4,100,000
-------------------------------------------------------------------------
Hamilton (County of) Sewer
 System; Refunding and
 Improvement Series 1995 A RB
 6.00%, 12/01/02(f)               AAA     Aaa      1,000        1,007,520
-------------------------------------------------------------------------
Kent State University; General
 Receipts Series 1998 B RB
 3.75%, 05/01/03(f)               AAA     Aaa      1,010        1,022,065
-------------------------------------------------------------------------
Lorain (County of) (Elyria
 United Methodist Village);
 Refunding VRD Hospital Series
 1996 B RB (LOC-Bank One N.A.)
 1.78%, 06/01/12(d)(e)            A-1   VMIG-1     5,505        5,505,000
-------------------------------------------------------------------------
Lorain (County of) (EMH
 Regional Medical Center
 Project); VRD Hospital
 Facilities Series 2001 RB
 (LOC-National City Bank)
 1.75%, 05/01/26(d)(e)(l)         --      --      16,000       16,000,000
-------------------------------------------------------------------------
Marion (County of) (Pooled
 Lease Program); VRD Hospital
 Improvement Series 1990 RB
 (LOC-Bank One N.A.)
 1.78%, 08/01/20(d)(e)            A-1     --       4,215        4,215,000
-------------------------------------------------------------------------
Ohio (State of) Economic
 Development (YMCA of Greater
 Cincinnati Project); VRD
 Series 2001 RB
 (LOC-Bank One N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,600        9,600,000
-------------------------------------------------------------------------
Ohio (State of) Public
 Facilities Commission (Higher
 Education Capital Facilities);
 Series 1992 II-B RB
 5.40%, 11/01/02(b)(c)            AAA     Aaa      1,500        1,534,439
-------------------------------------------------------------------------
Portage (County of) (Robinson
 Memorial Hospital); VRD Series
 2002 RB (LOC-Bank One N.A.)
 1.70%, 05/01/17(d)(e)            --    VMIG-1     6,635        6,635,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
OHIO-(CONTINUED)

Toledo (City of) Waterworks;
 Refunding and Improvement
 Series 1999 RB
 3.50%, 11/15/02(f)               AAA     Aaa    $ 1,340   $    1,343,236
-------------------------------------------------------------------------
Tuslaw (City of) Local School
 District; Unlimited Tax
 Series 2002 BAN
 2.00%, 01/22/03                  --     MIG-1    10,650       10,672,487
=========================================================================
                                                               66,912,229
=========================================================================

OKLAHOMA-2.36%

Lawton (City of) Water
 Authority; Sales Tax & Utility
 Series 2001 RB
 4.50%, 03/01/03(f)               AAA     Aaa      1,630        1,650,134
-------------------------------------------------------------------------
Oklahoma (State of) Development
 Financing Authority
 (Capitol Dome Project); VRD
 Series 2001 RB
 (LOC-Bank of America N.A.)
 1.78%, 06/01/11(d)(e)           A-1+     --       5,275        5,275,000
-------------------------------------------------------------------------
Oklahoma (County of) Finance
 Authority (Oxford Oaks
 Apartments Project); Refunding
 VRD Multi-Family Series 2000
 RB (CEP-Federal National
 Mortgage Association)
 1.72%, 07/15/30(d)              A-1+     --      27,695       27,695,000
-------------------------------------------------------------------------
Oklahoma (County of)
 Independent School District
 #89 (Oklahoma City); Refunding
 Unlimited Tax Series 2002 GO
 3.00%, 02/01/03(f)               --      Aaa      3,425        3,438,557
-------------------------------------------------------------------------
Southern Oklahoma (State of)
 Memorial Hospital Authority;
 Series 1992 RB
 6.60%, 12/01/02(b)(c)            NRR     NRR      5,225        5,373,637
-------------------------------------------------------------------------
Tulsa (City of) Industrial
 Authority (University of
 Tulsa); VRD Series 2000 B RB
 1.75%, 10/01/31(d)(f)            --    VMIG-1     4,000        4,000,000
=========================================================================
                                                               47,432,328
=========================================================================

OREGON-1.85%

Multnomah (County of);
 Series 2002 TRAN
 2.50%, 06/30/03                  --     MIG-1    20,000       20,124,492
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

OREGON-(CONTINUED)

Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Quatama Crossing LLC Housing
 Project); VRD Series 1998 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 01/01/31(d)(e)            --    VMIG-1   $ 1,100   $    1,100,000
-------------------------------------------------------------------------
Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Sacred Heart Medical Center);
 VRD Series 1998 A RB (LOC-U.S.
 Bank N.A.)
 1.75%, 11/01/28(d)(e)            A-1     --       1,700        1,700,000
-------------------------------------------------------------------------
Umatilla (County of) Hospital
 Facilities Authority (Catholic
 Health Initiatives); Refunding
 VRD Series 1997 B RB
 (LOC-Morgan Guaranty Trust)
 1.75%, 12/01/24(d)(e)           A-1+   VMIG-1    14,300       14,300,000
=========================================================================
                                                               37,224,492
=========================================================================

PENNSYLVANIA-3.39%

Allegheny (County of)
 Industrial Development
 Authority (Carnegie Museums of
 Pittsburgh); VRD Series 2002
 IDR (LOC-Citizens Bank of
 Pennsylvania)
 1.75%, 08/01/32(d)(e)            --    VMIG-1     3,000        3,000,000
-------------------------------------------------------------------------
Allegheny (County of)
 Sanitation Authority; Series
 1992 RB
 6.00%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,026,606
-------------------------------------------------------------------------
Berks (County of) Industrial
 Development Authority
 (Lutheran Services Northeast);
 Refunding VRD Health Care
 Series 1998 A IDR
 1.65%, 01/01/28(d)(f)            --    VMIG-1     5,899        5,899,000
-------------------------------------------------------------------------
Chartiers Valley Industrial and
 Commercial Development
 Authority (Asbury Villas
 Project); Refunding VRD Series
 2000 B IDR (LOC-LaSalle Bank
 N.A.)
 1.75%, 12/01/30(d)(e)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Delaware Valley Regional
 Finance Authority; VRD Local
 Government Series 1986 RB
 (LOC-Toronto-Dominion Bank)
 1.70%, 08/01/16(d)(e)           A-1+   VMIG-1     2,500        2,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
PENNSYLVANIA-(CONTINUED)

Eagle Tax-Exempt Trust
 (Delaware Valley Regional);
 VRD Series 2001-3801 COP
 1.77%, 08/01/28
 (Acquired 06/04/01-09/06/02;
 Cost $8,900,000)(d)(i)(k)       A-1+     --     $ 8,900   $    8,900,000
-------------------------------------------------------------------------
Easton (City of) Area Joint
 Sewer Authority; Refunding
 Series 1993 RB
 6.20%, 04/01/03(b)(c)            NRR     NRR      1,000        1,020,366
-------------------------------------------------------------------------
Emmaus (City of) General
 Authority; VRD Series 1996 RB
 1.65%, 12/01/28(d)(f)            A-1     --      30,000       30,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Scranton & County of
 Lackawanna Health & Welfare
 Authority); VRD Series 2002
 A-18 RB
 1.75%, 03/01/15
 (Acquired 03/22/02;
 Cost $3,375,000)(d)(i)(k)        --    VMIG-1     3,375        3,375,000
-------------------------------------------------------------------------
Franklin (County of) Industrial
 Development Authority
 (Chambersburg Hospital
 Obligation); VRD Health Care
 Series 2000 IDR
 1.78%, 12/01/24(d)(f)            A-1     --       5,500        5,500,000
-------------------------------------------------------------------------
Philadelphia (City of);
 Unlimited Tax Series 1998 GO
 5.00%, 03/15/03(f)               AAA     Aaa      4,890        4,969,209
=========================================================================
                                                               68,190,181
=========================================================================

SOUTH CAROLINA-1.93%

Eagle Tax Exempt Trust (State
 of South Carolina Public
 Service Authority); VRD Series
 2000-4001 Class A COP
 1.77%, 01/01/22
 (Acquired 09/08/00-01/11/01;
 Cost $10,100,000)(d)(i)(k)      A-1+     --      10,100       10,100,000
-------------------------------------------------------------------------
First Union Merlots (State of
 South Carolina Public Service
 Authority); VRD Series 2000 L
 RB
 1.75%, 01/01/22
 (Acquired 02/25/00;
 Cost $6,500,000)(d)(i)(k)        --    VMIG-1     6,500        6,500,000
-------------------------------------------------------------------------
Lexington (County of) School
 District #001; Unlimited Tax
 Series 2002 TAN
 1.75%, 04/15/03                  --     MIG-1     9,000        9,023,465
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

SOUTH CAROLINA-(CONTINUED)

Richland (County of) School
 District # 002; Unlimited Tax
 Series 2002 GO
 2.00%, 05/01/03                  AA+     Aa1    $ 7,000   $    7,027,734
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (The
 Allen University Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 09/01/18
 (Acquired 03/27/01-07/30/02;
 Cost $2,940,000)(d)(e)(k)       A-1+     --       2,940        2,940,000
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (Morris
 College Project); VRD Series
 1997 RB (LOC-Bank of America
 N.A.)
 1.75%, 07/01/17
 (Acquired 07/30/02;
 Cost $1,100,000)(d)(e)(k)       A-1+     --       1,100        1,100,000
-------------------------------------------------------------------------
South Carolina (State of) Jobs
 Economic Development Authority
 (Catholic Diocese of South
 Carolina Project); VRD Series
 1998 RB (LOC-Bank of America
 N.A.)
 1.75%, 09/01/18
 (Acquired 07/23/02;
 Cost $2,090,000)(d)(e)(k)       A-1+     --       2,090        2,090,000
=========================================================================
                                                               38,781,199
=========================================================================

SOUTH DAKOTA-0.06%

Sioux Falls (City of); Sales
 Tax Series 2001 A RB
 4.25%, 11/15/02(f)               --      Aaa      1,150        1,154,196
=========================================================================

TENNESSEE-5.85%

Blount (County of) Public
 Building Authority (Local
 Government Public
 Improvements); RB
 2.05%, VRD Series 2001 A-1-D
 06/01/25(f)(j)                   --    VMIG-1     3,200        3,200,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 A-1-E
 06/01/22(f)(j)                   --    VMIG-1     1,800        1,800,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TENNESSEE-(CONTINUED)

Clarksville (City of) Public
 Building Authority (Tennessee
 Municipal Bond Fund); VRD
 Pooled Funding RB (LOC-Bank of
 America N.A.)
 1.70%, Series 1997 11/01/27
 (Acquired 11/28/01;
 Cost $11,990,000)(d)(e)(k)       --    VMIG-1   $11,900   $   11,900,000
-------------------------------------------------------------------------
 1.70%, Series 1999 06/01/29
 (Acquired 07/30/02-09/26/02;
 Cost $20,600,000)(d)(e)(k)       --    VMIG-1    20,600       20,600,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chattanooga); VRD Series
 2000-4202 COP
 1.77%, 10/01/27
 (Acquired 10/10/00-05/30/01;
 Cost $14,040,000)(d)(i)(k)      A-1+     --      14,040       14,040,000
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #2);
 Refunding VRD Series 1998 B
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     2,997        2,997,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #3);
 Refunding VRD Series 1998 C
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     1,797        1,797,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #4);
 Refunding VRD Series 1998 D
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     3,327        3,327,750
-------------------------------------------------------------------------
Jackson (City of) Health &
 Educational Facilities Board
 (Trinity Christian Academy);
 Refunding VRD Educational
 Facilities Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 03/01/22(d)(e)            --    VMIG-1     5,400        5,400,000
-------------------------------------------------------------------------
Memphis (City of) Health,
 Education & Housing Facility
 Board; VRD Not-For-Profit
 Multi-Family Program Series
 2000 RB (CEP-American
 International Group Inc.)
 1.83%, 08/01/32
 (Acquired 08/04/00;
 Cost $10,000,000)(d)(k)         A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TENNESSEE-(CONTINUED)

Metropolitan Government of
 Nashville and Davidson
 Counties Health and
 Educational Facilities Board
 (Meharry Medical College
 Project); Refunding VRD Series
 1998 RB (LOC-NationsBank N.A.)
 1.70%, 08/01/18
 (Acquired 11/21/01-11/27/01;
 Cost $9,440,000)(d)(e)(g)(k)     --      --     $ 9,440   $    9,440,000
-------------------------------------------------------------------------
Montgomery (County of) Public
 Building Authority (Tennessee
 County Loan Pool); VRD Pooled
 Funding Government Obligation
 Series 1995 RB (LOC-Bank of
 America N.A.)
 1.70%, 03/01/25
 (Acquired 04/30/02;
 Cost $8,835,000)(d)(e)(k)       A-1+     --       8,835        8,835,000
-------------------------------------------------------------------------
Sevier (County of) Public
 Building Authority (Local
 Government Public
 Improvement); RB
 2.05%, VRD Series 2000 IV B-9
   06/01/11(f)(j)                 --    VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
 1.73%, VRD Series 1995 A
   06/01/15(f)(j)                 --    VMIG-1     5,890        5,890,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-7
   06/01/20(f)(j)                 --    VMIG-1     3,095        3,095,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-8
   06/01/20(f)(j)                 --    VMIG-1       985          985,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-12
   06/01/20(f)(j)                 --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV G-2
   06/01/22(f)(j)                 --    VMIG-1     3,100        3,100,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV-1
   06/01/23(f)(j)                 --    VMIG-1     3,500        3,500,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV H-3
   06/01/25(f)(j)                 --    VMIG-1     3,000        3,000,000
=========================================================================
                                                              117,507,250
=========================================================================

TEXAS-11.48%

ABN AMRO Munitops Ctfs. Trust
 (City of Leander Independent
 School District); Refunding
 Unlimited Multistate Non-AMT
 Series 2002-16 Ctfs.
 1.55%, 08/20/03
 (Acquired 08/29/02;
 Cost $5,395,000)(b)(i)(k)        A-1     --       5,395        5,395,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Austin (City of) Utility
 Systems; Combined Series 1988
 RB
 7.75%, 05/15/03(b)(c)            AAA     Aaa    $ 1,000   $    1,037,946
-------------------------------------------------------------------------
Carroll (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 GO
 (CEP-Texas Permanent School
 Fund)
 5.00%, 02/15/03                  AAA     Aaa      1,060        1,074,274
-------------------------------------------------------------------------
Coastal Bend Health Facilities
 Development Corp. (Incarnate
 Word Health Services); VRD
 Series 1998 B RB
 1.72%, 08/15/28(d)(f)            --    VMIG-1     8,550        8,550,000
-------------------------------------------------------------------------
Denton (City of); Ltd. Ctfs.
 Series 2001 GO
 4.75%, 02/15/03(f)               AAA     Aaa      1,290        1,306,176
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris
 County Toll Road); VRD Series
 2001-4305 COP
 1.77%, 08/01/14
 (Acquired 05/08/01;
 Cost $7,390,000)(d)(i)(k)       A-1+     --       7,390        7,390,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Airport); VRD Series
 2000-4307 COP
 1.77%, 07/01/28
 (Acquired 11/15/00-02/20/01;
 Cost $15,750,000)(d)(i)(k)      A-1+     --      15,750       15,750,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Water & Sewer); VRD
 Series 974305 COP
 1.77, 12/01/27
 (Acquired 04/27/99;
 Cost $14,005,000)(d)(i)(k)      A-1+     --      14,005       14,005,000
-------------------------------------------------------------------------
Grand Prairie (City of) Housing
 Finance Corp. (Lincoln
 Property Co.); Refunding VRD
 Series 1993 RB (CEP-General
 Electric Capital Corp.)
 1.70%, 06/01/10(d)              A-1+     --       2,700        2,700,000
-------------------------------------------------------------------------
Harris (County of); Ltd. Ctfs.
 Obligation Tax Series 1991 GO
 6.50%, 10/01/02(b)(c)            NRR     NRR      1,000        1,000,000
-------------------------------------------------------------------------
Harris (County of); VRD
 Unlimited Tax Series 2000
 N1-Reg D GO
 1.80%, 08/01/03(d)               --    VMIG-1     3,700        3,700,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TEXAS-(CONTINUED)

Harris (County of) Health
 Facilities Development Corp.
 (Gulf Coast Regional Blood
 Center Project); VRD Series
 1992 RB
 (LOC-JP Morgan Chase & Co.)
 1.80%, 04/01/17(d)(e)           A-1+     --     $ 2,850   $    2,850,000
-------------------------------------------------------------------------
Harris (County of) Health
 Facilities Development Corp.
 (St. Lukes Episcopal
 Hospital); Refunding VRD
 Series 2001 B RB
 2.00%, 02/15/31(j)              A-1+     --      20,100       20,100,000
-------------------------------------------------------------------------
Hockley (County of ) Industrial
 Development Corp. (Amoco Corp.
 Project); Pollution Control
 Series 1985 IDR
 1.80%, 11/01/02(d)              A-1+     P-1      5,000        5,000,000
-------------------------------------------------------------------------
Houston (City of) Higher
 Education Finance Corp.
 (Houston Baptist University);
 Refunding VRD Higher Education
 Series 2000 RB (LOC-Chase Bank
 of Texas)
 1.80%, 07/01/20(d)(e)(g)         --      --       1,000        1,000,000
-------------------------------------------------------------------------
Irving (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 A GO
 (CEP-Texas Permanent School
 Fund)
 4.00%, 02/15/03                  AAA     Aa3      1,025        1,032,723
-------------------------------------------------------------------------
Lamar (County of) Consolidated
 Independent School District;
 Unlimited Tax Series 1996 GO
 (CEP-Texas Permanent School
 Fund)
 6.00%, 02/15/03                  AAA     Aaa      1,065        1,082,725
-------------------------------------------------------------------------
Lubbock (City of) Independent
 School District; Refunding
 Unlimited Tax Series 1993 GO
 (CEP-Texas Permanent School
 Fund)
 5.20%, 02/15/03                  AAA     Aaa      1,090        1,105,325
-------------------------------------------------------------------------
Northside Independent School
 District; Refunding Unlimited
 Tax Series 2001 GO (CEP-Texas
 Permanent School Fund)
 4.00%, 02/15/03                  AAA     Aaa      1,250        1,261,581
-------------------------------------------------------------------------
Palacios (City of) Independent
 School District; Unlimited Tax
 Series 2001 GO (CEP-Texas
 Permanent School Fund)
 2.70%, 12/15/02                  AAA     Aaa      2,000        2,003,727
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Port Development Corp. (Stolt
 Terminals Project); Refunding
 VRD Series 1989 RB
 (LOC-Canadian Imperial Bank)
 1.70%, 01/15/14(d)(e)           A-1+   VMIG-1   $ 1,665   $    1,665,000
-------------------------------------------------------------------------
Port of Houston
 Authority-Harris (County of);
 Refunding Series 2002 RB
 5.00%, 05/01/03(f)               AAA     Aaa      1,000        1,019,245
-------------------------------------------------------------------------
San Antonio (City of) Electric
 & Gas System; Commercial Paper
 Notes (LOC-Bank of New York;
 J.P. Morgan Chase & Co.;
 Westdeutsche Landesbank
 Girozentrale; Landesbank
 Baden-Wurttemberg)
 1.45%, 10/07/02(e)              A-1+     P-1     18,300       18,300,000
-------------------------------------------------------------------------
 1.30%, 10/22/02(e)              A-1+     P-1     12,600       12,600,000
-------------------------------------------------------------------------
San Antonio (City of) Water &
 Sewer; Commercial Paper Notes
 1.25%, 10/21/02                 A-1+     P-1     32,200       32,200,000
-------------------------------------------------------------------------
San Jacinto (County of)
 Community College District;
 Funding Systems Series 2001 RB
 4.00%, 02/15/03(f)               AAA     Aaa      1,410        1,423,783
-------------------------------------------------------------------------
Shenandoah (City of) Health
 Facilities (Southwood Ltd I
 Project); VRD Series 1984 RB
 (LOC-Bank of America N.A.)
 1.87%, 12/01/14(d)(e)(l)         --      --       3,400        3,400,000
-------------------------------------------------------------------------
Sherman (City of) Higher
 Education Finance Corp.
 (Austin College Project); VRD
 Series 1997 RB (LOC-Bank
 of America N.A.)
 1.75%, 01/01/18(d)(e)           A-1+     --      12,800       12,800,000
-------------------------------------------------------------------------
Texas (State of); Series 2002
 TRAN
 2.75%, 08/29/03                 SP-1+   MIG-1    45,000       45,544,798
-------------------------------------------------------------------------
Trinity River Industrial
 Development Authority
 (Radiation Sterilizers); VRD
 Series 1985 IDR (LOC-American
 National Bank & Trust)
 1.45%, Series 1985 A
   11/01/05(d)(e)                 A-1     --       1,900        1,900,000
-------------------------------------------------------------------------
 1.45%, Series 1985 B
   11/01/05(d)(e)                 A-1     --       2,450        2,450,000
=========================================================================
                                                              230,647,303
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


UTAH-0.57%

Davis (County of) Housing
 Authority (Fox Creek
 Apartments); Refunding VRD
 Multi-Family Housing Series
 1997 A RB
 (LOC-Bank One Arizona N.A.)
 1.78%, 08/15/27(d)(e)            A-1     --     $ 4,240   $    4,240,000
-------------------------------------------------------------------------
JP Morgan Putters (Salt Lake
 County); VRD Hospital
 Series 2001 186Z RB
 1.78%, 05/15/14
 (Acquired 05/09/01;
 Cost $4,995,000)(d)(i)(k)       A-1+     --       4,995        4,995,000
-------------------------------------------------------------------------
Salt Lake City (City of)
 Industrial Development
 (Parkview Plaza Associates);
 VRD Series 1984 IDR (LOC-Bank
 One Arizona N.A.)
 1.75%, 12/01/14(e)(h)            A-1     --       2,175        2,175,000
=========================================================================
                                                               11,410,000
=========================================================================

VERMONT-0.13%

Vermont (State of) Student
 Assistance Corp.; VRD Student
 Loan Series 1985 RB (LOC-State
 Street Bank & Trust Co.)
 1.45%, 01/01/04(e)(h)            --    VMIG-1     2,640        2,640,000
=========================================================================

VIRGINIA-0.28%

Chesapeake (City of) Hospital
 Authority (Chesapeake General
 Hospital); VRD Hospital
 Facilities Series 2001 B RB
 (LOC-Suntrust Bank)
 1.70%, 07/01/31(d)(e)           A-1+     --       1,545        1,545,000
-------------------------------------------------------------------------
Norfolk (City of) (Sentara
 Health System);
 Commercial Paper Notes
 1.25%, 10/03/02                 A-1+     P-1      4,000        4,000,000
=========================================================================
                                                                5,545,000
=========================================================================

WASHINGTON-4.74%

ABN AMRO Munitops Ctfs. Trust
 (King County); Refunding VRD
 Ltd. Tax Multistate Non-AMT
 Series 2001-1 Ctfs.
 1.75%, 07/01/06
 (Acquired 01/04/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Clark (County of) Public
 Utility District # 001;
 Generating Systems Series 1995
 RB
 6.00%, 01/01/03(c)               AAA     Aaa      5,000        5,057,070
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State
 of Washington);
 VRD Series 984701 COP
 1.77%, 05/01/18
 (Acquired 07/20/00;
 Cost $14,400,000)(d)(i)(k)      A-1c     --     $14,400   $   14,400,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Washington Public Power
 Supply Systems Project No. 2);
 VRD Series 964703 Class A COP
 1.77%, 07/01/11
 (Acquired 05/02/01;
 Cost $5,870,000)(d)(i)(k)       A-1+     --       5,870        5,870,000
-------------------------------------------------------------------------
Everett (City of) Public
 Facilities District;
 Commercial Paper Notes
 (LOC-Bank of America N.A.)
 1.45%, 01/30/03(e)              A-1+     --       4,300        4,300,000
-------------------------------------------------------------------------
Issaquah (City of) Community
 Properties; VRD Special
 Revenue Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.70%, 02/15/21(d)(e)            --    VMIG-1    10,150       10,150,000
-------------------------------------------------------------------------
King (County of) Economic
 Enterprise Corp. (Puget Sound
 Blood Center Project); VRD
 Series 1998 IDR (LOC-U.S. Bank
 Trust N.A.)
 1.75%, 04/01/23(d)(e)            --    VMIG-1     4,110        4,110,000
-------------------------------------------------------------------------
King (County of) School
 District #411 (Issaquah);
 Refunding Unlimited Tax Series
 1992 GO
 6.50%, 12/01/02(b)(c)            AAA     Aaa      1,275        1,284,900
-------------------------------------------------------------------------
King and Snohomish (Counties
 of) School District #417
 (Northshore); Unlimited Tax
 Series 2002 GO
 3.00%, 12/01/02(f)               AAA     Aaa      8,050        8,071,215
-------------------------------------------------------------------------
Kitsap (County of); Ltd. Tax
 Series 2002 B GO
 3.50%, 12/01/02(f)               AAA     Aaa      1,790        1,794,410
-------------------------------------------------------------------------
Lake Tapps Parkway Properties;
 VRD Special Revenue Series
 1999 A RB (LOC-U.S. Bank N.A.)
 1.75%, 12/01/19(d)(e)            --    VMIG-1    11,500       11,500,000
-------------------------------------------------------------------------
Port Seattle (City of)
 Industrial Development Corp.
 (Sysco Food Services Project);
 Refunding VRD Series 1994 IDR
 1.85%, 11/01/25(d)              A-1+   VMIG-1     6,950        6,950,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WASHINGTON-(CONTINUED)

Seattle (City of) Housing
 Authority (Bayview Manor
 Project); VRD Low Income
 Housing Assistance Series 1994
 B RB
 (LOC-U.S. Bank of Washington)
 1.75%, 05/01/19(d)(e)            A-1     --     $ 2,525   $    2,525,000
-------------------------------------------------------------------------
Seattle (City of) Housing
 Authority (Pioneer Human
 Services Project); Refunding
 VRD Series 1995 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 12/01/15(d)(e)            A-1     --       2,990        2,990,000
-------------------------------------------------------------------------
Vancouver (City of) Housing
 Authority (Village Park
 Apartments Project); VRD
 Housing Series 2000 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 11/02/05(d)(e)            A-1     --       1,515        1,515,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (Tacoma Art
 Museum Project); VRD Series
 2002 RB
 (LOC-Northern Trust Co.)
 1.90%, 06/01/32(e)(j)            --    VMIG-1     3,400        3,400,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (University
 Preparatory Academy Project);
 VRD Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/30(d)(e)            --    VMIG-1     1,250        1,250,000
=========================================================================
                                                               95,167,595
=========================================================================

WEST VIRGINIA-0.55%

West Virginia (State of)
 Hospital Finance Authority
 (Cabell Huntington Project);
 Refunding VRD Series 2002 A-1
 RB
 (LOC-Bank One West Virginia)
 1.75%, 05/01/13(d)(e)            --    VMIG-1    11,000       11,000,000
=========================================================================

WISCONSIN-2.26%

Franklin Community Development
 Authority (Indian Community
 School-Milwaukee); VRD Series
 2002 RB (LOC-Bank One
 Wisconsin)
 1.70%, 07/01/22(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Menomonee Falls (City of);
 Unlimited Tax Promissory Notes
 Series 2002 GO
 3.10%, 06/01/03                  --      Aa3      6,000        6,045,132
-------------------------------------------------------------------------
Milwaukee (County of);
 Unlimited Tax Series 1997 A GO
 5.25%, 10/01/02(f)               AAA     Aaa      2,830        2,830,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WISCONSIN-(CONTINUED)

Milwaukee (City of)
 Metropolitan Sewer District;
 Unlimited Tax Series 1990 A GO
 6.70%, 10/01/02(c)               NRR     NRR    $ 5,000   $    5,000,000
-------------------------------------------------------------------------
Monona (City of) Grove
 (Township of) School District;
 Series 2002 BAN 2.88%,
 12/01/02                         --     MIG-1     1,000        1,002,351
-------------------------------------------------------------------------
Wind Point (City of) (The
 Johnson Foundation Project);
 VRD Series 2000 RB
 (LOC-Harris Trust & Savings
 Bank)
 1.70%, 09/01/35(d)(e)           A-1+     --       4,700        4,700,000
-------------------------------------------------------------------------
Wisconsin (State of); Unlimited
 Tax Series 1992 C GO
 6.20%, 05/01/03(b)(c)            NRR     Aaa      3,000        3,084,455
-------------------------------------------------------------------------
 6.25%, 05/01/03(b)(c)            NRR     Aaa      1,000        1,028,439
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Benevolent Corp. of
 Cedar Lake Home Campus
 Project); VRD Series 2002 B RB
 (LOC-National Exchange Bank
 and Trust & Federal Home Loan
 Bank)
 1.80%, 06/01/32(d)(e)            --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Clinic-La
 Crosse Inc. Project); Series
 1996 RB
 5.10%, 12/01/02(f)               AAA     Aaa      1,000        1,005,180
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Lutheran
 Project); VRD Series 2000 B RB
 2.15%, 12/01/29(f)(j)           A-1+     --     $ 1,180   $    1,180,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Sinai Samaritan
 Medical Center); VRD Series
 1994 A RB LOC-M&I Bank)
 1.75%, 09/01/19(d)(e)            A-1     --       3,938        3,938,000
-------------------------------------------------------------------------
Wisconsin (State of) School
 Districts Cash Flow Management
 Program; COP
 2.25%, Series 2001 B-1
   11/01/02                       --     MIG-1     2,415        2,415,462
-------------------------------------------------------------------------
 2.25%, Series 2001 B-2
   11/01/02                       --     MIG-1     2,500        2,500,582
=========================================================================
                                                               45,329,601
=========================================================================

WYOMING-0.05%

Cheyenne (City of); Refunding
 Unlimited Tax Series 1992 GO
 6.05%, 12/01/02(b)(c)            NRR     NRR      1,000        1,007,547
=========================================================================
TOTAL INVESTMENTS-101.30% (Cost
 $2,035,712,614)(m)                                         2,035,712,614
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.30%)                         (26,072,720)
=========================================================================
NET ASSETS-100.00%                                         $2,009,639,894
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs.     - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). Except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/02.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is rate in effect on 09/30/02.
(i) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is rate in effect on 09/30/02.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The aggregate market value of these securities at 09/30/02 was $494,020,000, which represented 24.58% of the Fund's net assets.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

ASSETS:

Investments, at value (amortized cost)           $ 2,035,712,614
----------------------------------------------------------------
Cash                                                  10,971,249
----------------------------------------------------------------
Receivables for:
  Investments sold                                       750,000
----------------------------------------------------------------
  Interest                                             8,309,239
----------------------------------------------------------------
Investment for deferred compensation plan                 51,972
----------------------------------------------------------------
Other assets                                              84,438
================================================================
    Total assets                                   2,055,879,512
________________________________________________________________
----------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                               43,820,869
----------------------------------------------------------------
  Dividends                                            2,123,956
----------------------------------------------------------------
  Deferred compensation plan                              51,972
----------------------------------------------------------------
Accrued distribution fees                                110,431
----------------------------------------------------------------
Accrued directors' fees                                    4,586
----------------------------------------------------------------
Accrued transfer agent fees                               32,399
----------------------------------------------------------------
Accrued operating expenses                                95,405
================================================================
    Total liabilities                                 46,239,618
================================================================
Net assets applicable to shares outstanding      $ 2,009,639,894
________________________________________________________________
----------------------------------------------------------------

NET ASSETS:

Institutional Class                              $ 1,186,669,646
________________________________________________________________
----------------------------------------------------------------
Private Investment Class                         $   188,293,764
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class                        $    17,165,840
________________________________________________________________
----------------------------------------------------------------
Cash Management Class                            $   385,862,501
________________________________________________________________
----------------------------------------------------------------
Reserve Class                                    $    14,039,151
________________________________________________________________
----------------------------------------------------------------
Resource Class                                   $   217,608,992
________________________________________________________________
----------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                     $16,600,000,000
----------------------------------------------------------------
  Outstanding                                      1,186,639,094
________________________________________________________________
----------------------------------------------------------------
Private Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        188,284,049
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         17,163,005
________________________________________________________________
----------------------------------------------------------------
Cash Management Class:
  Authorized                                       6,100,000,000
----------------------------------------------------------------
  Outstanding                                        385,866,397
________________________________________________________________
----------------------------------------------------------------
Reserve Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         14,037,095
________________________________________________________________
----------------------------------------------------------------
Resource Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        217,608,534
________________________________________________________________
----------------------------------------------------------------
Net asset value and offering price per share
  for each class                                 $          1.00
________________________________________________________________
----------------------------------------------------------------

STATEMENT OF OPERATIONS
------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                            $16,174,557
===============================================================

EXPENSES:

Advisory fees                                         2,235,179
---------------------------------------------------------------
Administrative services fees                            180,811
---------------------------------------------------------------
Custodian fees                                           42,578
---------------------------------------------------------------
Distribution fees:
  Private Investment Class                              450,567
---------------------------------------------------------------
  Personal Investment Class                              40,511
---------------------------------------------------------------
  Cash Management Class                                 179,230
---------------------------------------------------------------
  Reserve Class                                          85,047
---------------------------------------------------------------
  Resource Class                                        174,609
---------------------------------------------------------------
Transfer agent fees                                     183,541
---------------------------------------------------------------
Directors' fees                                          11,078
---------------------------------------------------------------
Other                                                   204,022
===============================================================
    Total expenses                                    3,787,173
===============================================================
Less: Fees waived                                      (850,541)
===============================================================
    Net expenses                                      2,936,632
===============================================================
Net investment income                                13,237,925
===============================================================
Net realized gain (loss) from investment
  securities                                            (25,175)
===============================================================
Net increase in net assets resulting from
  operations                                        $13,212,750
_______________________________________________________________
---------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED MARCH 31, 2002 (UNAUDITED)

                                                                      SEPTEMBER 30,               MARCH 31,
                                                                           2002                      2002
                                                              ------------------------------    --------------
OPERATIONS:

  Net investment income                                               $   13,237,925            $   30,654,351
--------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                        (25,175)                   49,753
==============================================================================================================
    Net increase in net assets resulting from operations                  13,212,750                30,704,104
==============================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                     (8,997,708)              (22,419,192)
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                  (959,627)               (3,180,546)
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                  (40,857)                 (439,500)
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   (2,194,939)               (3,004,510)
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                              (43,411)                 (264,155)
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          (1,001,383)               (1,346,448)
--------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                                    (52,364,319)              309,095,270
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                 9,204,890                37,137,251
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                               12,068,441                 4,372,127
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   65,352,225               304,845,825
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           (4,159,776)                2,327,048
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          80,299,201               121,845,326
==============================================================================================================
    Net increase in net assets                                           110,375,487               779,672,600
==============================================================================================================

NET ASSETS:

  Beginning of period                                                  1,899,264,407             1,119,591,807
==============================================================================================================
  End of period                                                       $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                          $2,009,681,667            $1,899,281,005
--------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                               (41,773)                  (16,598)
==============================================================================================================
                                                                      $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of six different classes of shares that have commenced operations, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.22%. This limitation may be terminated or modified at any time. For the six months ended September 30, 2002, AIM waived fees of $525,625.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2002, AIM was paid $180,811 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2002, AFS retained $157,773 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended September 30, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $225,284, $27,866, $143,384, $68,827 and $139,687, respectively, as compensation under the Plan which included waivers by FMC of $324,916.

  Certain officers and directors of the Fund are officers of AIM, FMC, and AFS.

  During the six months ended September 30, 2002, the Fund paid legal fees of $3,796 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 2002 and the year ended March 31, 2002 were as follows:

                                                          SIX MONTHS ENDED                            YEAR ENDED
                                                         SEPTEMBER 30, 2002                         MARCH 31, 2002
                                                 -----------------------------------      -----------------------------------
                                                     SHARES              AMOUNT               SHARES              AMOUNT
                                                 --------------      ---------------      --------------      ---------------
Sold:
  Institutional Class                             4,474,585,273      $ 4,474,585,273       7,241,807,989      $ 7,241,807,989
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          159,895,261          159,895,261         373,567,962          373,567,962
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          36,107,395           36,107,395         410,703,599          410,703,599
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           1,237,260,146        1,237,260,146       1,363,378,123        1,363,378,123
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      86,299,056           86,299,056         204,218,294          204,218,294
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    408,388,087          408,388,087         403,486,783          403,486,783
=============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                 2,188,665            2,188,665           2,929,243            2,929,243
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              664,023              664,023           2,271,450            2,271,450
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              10,987               10,987             375,657              375,657
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               1,978,507            1,978,507           2,058,372            2,058,372
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          45,207               45,207             286,448              286,448
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        882,977              882,977           1,244,055            1,244,055
=============================================================================================================================
Reacquired:
  Institutional Class                            (4,529,138,257)      (4,529,138,257)     (6,935,641,962)      (6,935,641,962)
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         (151,354,394)        (151,354,394)       (338,702,161)        (338,702,161)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (24,049,941)         (24,049,941)       (406,707,129)        (406,707,129)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                          (1,173,886,428)      (1,173,886,428)     (1,060,590,670)      (1,060,590,670)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                     (90,504,039)         (90,504,039)       (202,177,694)        (202,177,694)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (328,971,863)        (328,971,863)       (282,885,512)        (282,885,512)
=============================================================================================================================
                                                    110,400,662      $   110,400,662         779,622,847      $   779,622,847
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:

                                   2002           2001
                                -----------    -----------
Distributions paid from:
  Ordinary income-tax-exempt    $30,654,351    $39,911,655
__________________________________________________________
==========================================================


  As of March 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary
  income-(tax-exempt)                      $      107,080
---------------------------------------------------------
Post-October loss deferral                           (277)
---------------------------------------------------------
Capital loss carryforward                         (16,322)
---------------------------------------------------------
Temporary book/tax differences                   (107,079)
---------------------------------------------------------
Capital (Par value and additional
  paid-in)                                  1,899,281,005
=========================================================
                                           $1,899,264,407
_________________________________________________________
=========================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

  The Fund's capital loss carryforward of $16,322 as of March 31, 2002 may be carried forward to offset taxable gains, if any, which expires, if not previously utilized, in the year 2004.

NOTE 6--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Cash Management Class outstanding throughout the periods indicated.


                                                                         CASH MANAGEMENT CLASS
                                                   -----------------------------------------------------------------
                                                                                                     JANUARY 4, 1999
                                                   SIX MONTHS                                        (DATE SALES
                                                     ENDED              YEAR ENDED MARCH 31,         COMMENCED) TO
                                                   SEPTEMBER 30,    -----------------------------    MARCH 31,
                                                      2002            2002       2001       2000        1999
                                                   -------------    --------    -------    ------    ---------------
Net asset value, beginning of period                 $   1.00       $   1.00    $  1.00    $ 1.00        $ 1.00
====================================================================================================================
Net investment income                                    0.01           0.02       0.04      0.03          0.01
====================================================================================================================
Less distributions from net investment income           (0.01)         (0.02)     (0.04)    (0.03)        (0.01)
====================================================================================================================
Net asset value, end of period                       $   1.00       $   1.00    $  1.00    $ 1.00        $ 1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                          0.62%          2.08%      3.87%     3.23%         0.64%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $385,863       $320,502    $15,668    $6,178        $7,139
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                       0.30%(b)       0.30%      0.28%     0.28%         0.28%(c)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    0.37%(b)       0.38%      0.39%     0.39%         0.38%(c)
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net
  assets                                                 1.23%(b)       1.92%      3.76%     3.17%         3.08%(c)
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $357,481,342.
(c)  Annualized.

                     SEMI-ANNUAL REPORT / SEPTEMBER 30, 2002

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                               INSTITUTIONAL CLASS

                    [FUND MANAGEMENT LOGO APPEARS HERE--SM]


                                    DIRECTORS
Frank S. Bayley                                               Robert H. Graham
Bruce L. Crockett                                           Prema Mathai-Davis
Albert R. Dowden                                              Lewis F. Pennock
Edward K. Dunn, Jr.                                            Ruth H. Quigley
Jack M. Fields                                                  Louis S. Sklar
Carl Frischling

                                    OFFICERS
Robert H. Graham                                          Chairman & President
Gary T. Crum                                                Sr. Vice President
Carol F. Relihan                                Sr. Vice President & Secretary
Dana R. Sutton                                      Vice President & Treasurer
Stuart W. Coco                                                  Vice President
Melville B. Cox                                                 Vice President
Karen Dunn Kelley                                               Vice President


                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                        90 Washington Street, 11th Floor
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


TFIC-SAR-1

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           At the writing of my most recent letter to the shareholders
ROBERT H.           of the Cash Reserve Portfolio, the projection for the
GRAHAM]             annualized growth of the U.S. gross domestic product (GDP)
                    for the first quarter of 2002 was 5.8%. The actual rate ended up being 5.0%. In the second quarter, growth slowed to an annualized rate of 1.1%. The advance estimate of the annualized GDP growth for the third quarter, which ended on September 30, was 3.1%. While the GDP numbers reflect slow growth, other economic indicators, such as a decrease in the number of new orders in the manufacturing industry, have added to concern about the strength of the economy. The financial markets have reflected the sluggishness of the economy with disappointing returns.

                        Along with anemic economic growth, the job market has
                    remained weak. The seasonally adjusted rate of unemployment for September was 5.6%. After the reporting period ended, the unemployment rate for October was announced at 5.7%. On top of the sometimes disheartening economic news, disconcerting world events and reports of corporate wrongdoing contributed to continued volatility and declines in the equity market. The quarter ending September 30, 2002, has been the worst quarter for equity markets since 1987.

    As you may remember, the fed funds rate (the rate banks charge one another for overnight loans) was lowered 11 times last year, with the last reduction occurring in December 2001, when the rate was lowered to 1.75%. Since then, the Federal Reserve's Federal Open Markets Committee (FOMC) has had six regularly scheduled meetings at which it left the rate unchanged. However, after the period covered by this report had ended, on November 6, 2002, the FOMC lowered the fed funds rate to 1.25%. As you know, the purpose of lowering the rate is to stimulate economic growth. Unfortunately, the low rate negatively impacts the yield on money market portfolios.

================================================================================

YIELDS AS OF 9/30/02

                                                    Monthly            Seven-Day
                                                     Yield               Yield

Cash Reserve Portfolio,                              1.30%                1.43%
Institutional Class

iMoneyNet Tax-Free Money                             1.14%                1.27%
Fund Averages Institutions Only--Trademark--

iMoneyNet All Tax-Free Money                         0.95%                1.08%
Fund Averages--Trademark--

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. iMoneyNet, Inc. All Tax-Free Money Fund Average consists of 523 funds that invest in short-term municipal securities, which are exempt from federal taxation. The Institutions Only category consists of funds that invest in tax-exempt obligations, including state and municipal authorities.

================================================================================

SAFETY AND STABILITY REMAIN HALLMARKS OF FUND

For the six-month period ended September 30, 2002, Cash Reserve Portfolio, Institutional Class, maintained its competitive position, as shown in the table. Had the advisor not waived fees and expenses, performance would have been lower. Net assets of the Institutional Class of the portfolio stood at $1.19 billion at the close of the period.

                                                                     (continued)

    The portfolio also maintained the quality of its holdings, consistent with its triple-A credit rating, the highest given by Moody's Investors Service, Standard & Poor's, and Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.

    Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.

    We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================

                                   LINE CHART

                                       IMONEYNET
                                       TAX-FREE
                    CASH RESERVE       MONEY FUNDS
                    PORTFOLIO,         AVERAGES            IMONEYNET ALL
                    INSTITUTIONAL      INSTITUTIONS        TAX-FREE MONEY
                    CLASS(1)           ONLY                FUNDS AVERAGES
                                       --TRADEMARK--(2)    --TRADEMARK--(3)

10/01               2.06%              1.83%               1.65%
11/01               1.75               1.51                1.34
12/01               1.46               1.24                1.07
1/02                1.31               1.1                 0.93
2/02                1.29               1.06                0.91
3/02                1.31               1.09                0.93
4/02                1.43               1.21                1.06
5/02                1.46               1.25                1.1
6/02                1.28               1.07                0.92
7/02                1.21               1.01                0.84
8/02                1.2                1.03                0.84
9/02                1.30%              1.14%               0.95%


(1) Yields shown above are net of expenses.

(2) Average yield for Tax-Free Money Funds Institutions Only category compiled by iMoneyNet Money Market Report.

(3) Average yield for All Tax-Free Money Funds category compiled by iMoneyNet Money Market Report.

Past performance cannot guarantee comparable future results. The monthly yields shown represent past performance.

Future results will fluctuate. Source: iMoneyNet

================================================================================

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-3.29%

Alabama (State of) Public
 School and College Authority;
 Refunding Series 1993 A RB
 5.75%, 08/01/03                  AA      Aa3    $ 1,900   $    1,966,986
-------------------------------------------------------------------------
Alabama State University;
 Refunding General Tuition and
 Fee Series 1993 RB
 5.70%, 05/01/03(b)(c)            AAA     Aaa      2,000        2,089,282
-------------------------------------------------------------------------
Birmingham (City of) Medical
 Clinic Board (University of
 Alabama Health Services
 Foundation); VRD Series 1991
 RB (LOC-Amsouth Bank)
 1.85%, 12/01/26(d)(e)            A-1   VMIG-1    19,600       19,600,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (Children's Zoo Project); VRD
 Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 05/01/07(d)(e)            --    VMIG-1     6,000        6,000,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (YMCA Project); Refunding VRD
 Series 1996 RB
 (LOC-Amsouth Bank)
 1.83%, 06/01/16(d)(e)            --    VMIG-1     2,470        2,470,000
-------------------------------------------------------------------------
Homewood (City of) Medical
 Clinic Board (Lakeshore
 Foundation Project); VRD Lease
 Revenue Series 2000 RB
 (LOC-Amsouth Bank)
 1.78%, 11/01/24(d)(e)            A-1     --       7,830        7,830,000
-------------------------------------------------------------------------
Hoover (City of) Board of
 Education; Refunding Series
 2001 Special Tax Anticipation
 Warrants
 4.25%, 02/15/03(f)               AAA     Aaa      1,085        1,094,575
-------------------------------------------------------------------------
Ridge Improvement District; VRD
 Improvement Series 2000
 Special Assessment
 (LOC-Amsouth Bank)
 1.80%, 10/01/25(d)(e)            --    VMIG-1    12,000       12,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-(CONTINUED)

Tuscaloosa (City of)
 Educational Building Authority
 (Stillman College Project);
 Refunding VRD Series 2002 A RB
 (LOC-Amsouth Bank)
 1.93%, 10/01/23(d)(e)            --    VMIG-1   $13,068   $   13,068,000
=========================================================================
                                                               66,118,843
=========================================================================

ALASKA-0.14%

Alaska (State of) Industrial
 Development and Export
 Authority (Safeway Inc.
 Projects); Refunding
 Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/01/02(e)              A-1+     --       2,825        2,825,000
=========================================================================

ARIZONA-0.54%

Arizona (State of) Water
 Infrastructure Finance
 Authority; Water Quality
 Series 2001 A RB
 4.00%, 10/01/02                  --      Aaa      5,495        5,495,000
-------------------------------------------------------------------------
Phoenix (City of) Civic
 Improvement Corp.; Wastewater
 System Lease Series 1993 RB
 6.13%, 07/01/03(b)(c)            AAA     NRR      5,000        5,270,260
=========================================================================
                                                               10,765,260
=========================================================================

ARKANSAS-0.46%

Fayetteville (City of) Sales &
 Use Tax; Capital Improvement
 Series 2002 RB
 2.00%, 06/01/03                  AA-     --       2,200        2,204,326
-------------------------------------------------------------------------
North Little Rock (City of);
 Refunding Electric
 Series 1992 A RB
 6.15%, 07/01/03(f)               AAA     Aaa      3,245        3,356,547
-------------------------------------------------------------------------
Pulaski (County of) Public
 Facilities Board (Health
 Facilities-Central Arkansas
 Radiation Therapy Inc.
 Project); VRD Educational
 Facilities Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/08(d)(e)(g)         --      --       3,610        3,610,000
=========================================================================
                                                                9,170,873
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

COLORADO-1.79%

287/42 General Improvement
 District; VRD Ltd. Tax Series
 2000 GO (LOC-U.S. Bank N.A.)
 1.74%, 12/01/31(d)(e)            A-1     --     $ 3,000   $    3,000,000
-------------------------------------------------------------------------
Arvada (City of) (Water Utility
 Improvements); Refunding VRD
 Series 2001 RB
 1.50%, 11/01/20(f)(h)           A-1+     Aaa      1,000        1,000,000
-------------------------------------------------------------------------
Boulder (City of) (Library
 Capital Improvements);
 Refunding Unlimited Tax
 Series 2001 GO
 3.50%, 10/01/02                  AA+     Aa1        775          775,000
-------------------------------------------------------------------------
Colorado (State of) Educational
 & Cultural Facilities
 Authority (Denver Museum
 Project); VRD Series 2001 RB
 (LOC-Bank One Colorado N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,000        9,000,000
-------------------------------------------------------------------------
Colorado (State of) Health
 Facilities Authority (Golden
 West Manor Inc. Project); VRD
 Series 2002 A RB
 (LOC-U.S. Bank N.A.)
 1.72%, 07/01/32(d)(e)            A-1     --       4,210        4,210,000
-------------------------------------------------------------------------
Denver City and County Airport;
 Series 1992 A RB
 7.25%, 11/15/02(b)(c)            AAA     Aaa      1,670        1,714,385
-------------------------------------------------------------------------
 7.50%, 11/15/02(b)(c)            AAA     Aaa      1,000        1,026,726
-------------------------------------------------------------------------
Idaho Springs (City of)
 Industrial Development
 (Safeway Inc. Project);
 Refunding Series 1993 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(e)              A-1+     --       1,310        1,310,000
-------------------------------------------------------------------------
Jefferson (County of) School
 District # R-001; Unlimited
 Tax Series 1992 GO
 6.00%, 12/15/02(b)(c)            AAA     Aaa      1,000        1,018,414
-------------------------------------------------------------------------
JP Morgan Putters (State of
 Colorado Department of
 Transportation); VRD Series
 2000-249 RB
 1.78%, 06/15/14
 (Acquired 09/09/02;
 Cost $11,015,000)(d)(i)(k)      A-1+     --      11,015       11,015,000
-------------------------------------------------------------------------
Westminster (City of);
 Refunding Sales & Use Tax
 Series 1992 A RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,008,183
-------------------------------------------------------------------------
Westminster (City of) Water &
 Wastewater Utilities;
 Refunding Series 2001 RB
 4.00%, 12/01/02(f)               AAA     Aaa      1,000        1,003,292
=========================================================================
                                                               36,081,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


DISTRICT OF COLUMBIA-0.25%

District of Columbia (Abraham &
 Laura Lisner Home for Aged
 Women); VRD Series 1992 RB
 (LOC-Bank of America NT & SA)
 1.70%, 07/01/22(d)(e)            --    VMIG-1   $ 5,000   $    5,000,000
=========================================================================

DELAWARE-0.14%

Sussex (County of); Unlimited
 Tax Series 2001 GO
 4.00%, 10/15/02                  --      Aa3      1,490        1,491,213
-------------------------------------------------------------------------
Wilmington (City of); Refunding
 Unlimited Tax Series 2001 GO
 3.25%, 12/01/02(f)               AAA     Aaa      1,320        1,323,197
=========================================================================
                                                                2,814,410
=========================================================================

FLORIDA-6.52%

Collier (County of) Industrial
 Development Authority
 (Community School of Naples
 Project); VRD Educational
 Facilities Series 1999 IDR
 (LOC-Bank of America N.A.)
 1.75%, 10/01/19
 (Acquired 06/05/02;
 Cost $4,100,000)(d)(e)(g)(k)     --      --       4,100        4,100,000
-------------------------------------------------------------------------
Florida (State of) Municipal
 Power Agency (Stanton II
 Project); Series 1992 RB
 6.00%, 10/01/02(b)(c)            AAA     Aaa      1,030        1,050,600
-------------------------------------------------------------------------
Gulf Breeze (City of)
 Healthcare Facilities
 (Heritage Healthcare of
 America Project); VRD Series
 1999 RB (CEP-American
 International Group Inc.)
 1.83%, 01/01/24
 (Acquired 04/15/99-08/27/02;
 Cost $24,900,000)(d)(k)          --    VMIG-1    24,900       24,900,000
-------------------------------------------------------------------------
Jacksonville (City of) Health
 Facilities Authority (Samuel
 C. Taylor Foundation Project);
 Refunding VRD Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/23
 (Acquired 02/20/01;
 Cost $2,400,000)(d)(e)(g)(k)     --      --       2,400        2,400,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
FLORIDA-(CONTINUED)

Jacksonville (City of) Health
 Facilities Authority
 (University of Florida
 Jacksonville Physicians, Inc);
 Refunding VRD Series 2002 RB
 (LOC-Bank of America N.A.)
 1.70%, 06/01/22(d)(e)            --    VMIG-1   $12,930   $   12,930,000
-------------------------------------------------------------------------
JP Morgan Putters
 (State of Florida Turnpike
 Authority); VRD Turnpike
 Series 2000-281Z A RB
 1.78%, 07/01/29
 (Acquired 07/18/01-08/17/01;
 Cost $16,820,000)(d)(i)(k)      A-1+     --      16,820       16,820,000
-------------------------------------------------------------------------
Marion (County of) Hospital
 District (Munroe Regional
 Health System); VRD Health
 System Improvement
 Series 2000 RB
 (LOC-Amsouth Bank of Florida)
 1.75%, 10/01/30(d)(e)            --    VMIG-1    13,875       13,875,000
-------------------------------------------------------------------------
Miami (City of) Health
 Facilities Authority (Mercy
 Hospital Inc. Project);
 Refunding VRD Health
 Facilities Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.70%, 08/01/20(d)(e)           A-1+   VMIG-1     1,150        1,150,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Educational Facilities
 Authority (Carlos Albizu
 University Project); VRD
 Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 12/01/25(d)(e)(g)         --      --       8,100        8,100,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Industrial Development
 Authority (Palmer Trinity
 School Project);
 VRD Series 1999 IDR
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/19(d)(e)(g)         --      --       2,800        2,800,000
-------------------------------------------------------------------------
North Miami (City of)
 Educational Facilities (Miami
 Country Day School Project);
 VRD Series 1999 RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/19(d)(e)(g)         --      --       1,650        1,650,000
-------------------------------------------------------------------------
Orange (County of) Health
 Facilities Authority
 (Presbyterian Retirement
 Communities Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 11/01/28
 (Acquired 11/14/01-02/15/02;
 Cost $8,345,000)(d)(e)(g)(k)     --      --       8,345        8,345,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

FLORIDA-(CONTINUED)

Palm Beach (County of) (St.
 Andrews School-Boca Raton);
 VRD Series 1998 RB (LOC-Bank
 of America N.A.)
 1.75%, 10/01/28
 (Acquired 01/03/02;
 Cost $13,100,000)(d)(e)(g)(k)    --      --     $13,100   $   13,100,000
-------------------------------------------------------------------------
Palm Beach (County of)
 Educational Facilities
 Authority (Atlantic College
 Project); Refunding VRD
 Educational Facilities Series
 2001 RB (LOC-Bank of America
 N.A.)
 1.75%, 12/01/31(d)(e)(g)         --      --       3,000        3,000,000
-------------------------------------------------------------------------
Palm Beach (County of) Health
 Facilities Authority (Jupiter
 Medical Center Inc. Project);
 VRD Series 1999 B RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/20
 (Acquired 05/02/02-07/22/02;
 Cost $5,220,000)(d)(e)(g)(k)     --      --       5,220        5,220,000
-------------------------------------------------------------------------
Saint Lucie (County of)
 (Savannahs Hospital Project);
 VRD Series 1985 RB
 (LOC-Canadian Imperial Bank of
 Commerce)
 1.70%, 11/01/15(d)(e)           A-1+     --       4,715        4,715,000
-------------------------------------------------------------------------
Seminole (County of) Industrial
 Development Authority (Florida
 Living Nursing Home); VRD
 Multimodal Health Facilities
 Series 1991 IDR (LOC-Bank of
 America N.A.)
 1.75%, 02/01/11(d)(e)            --    VMIG-1     1,400        1,400,000
-------------------------------------------------------------------------
Tampa (City of) (Agency for
 Community Treatment DACCO
 Project); VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/22(d)(e)(g)         --      --       5,400        5,400,000
=========================================================================
                                                              130,955,600
=========================================================================

GEORGIA-5.60%

Atlanta (City of); Unlimited
 Tax Series 2002 A TAN
 1.65%, 12/31/02                 SP-1+   MIG-1    12,000       12,001,454
-------------------------------------------------------------------------
Burke (County of) Development
 Authority (Oglethorpe Power
 Corp.-Vogtle Nuclear Plant);
 Refunding Pollution Control
 Series 1992 IDR
 8.00%, 01/01/03(b)(c)            AAA     Aaa      5,000        5,231,425
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
GEORGIA-(CONTINUED)

Cobb (County of); Unlimited Tax
 Series 2002 TAN
 2.50%, 12/31/02                 SP-1+   MIG-1   $21,025   $   21,072,313
-------------------------------------------------------------------------
Cobb (County of) Kennestone
 Hospital Authority (Equipment
 Pool Project);
 VRD Series 1999 RAC
 1.80%, 04/01/26(d)              A-1+   VMIG-1    23,500       23,500,000
-------------------------------------------------------------------------
Cobb (County of) School
 District; Series 2002
 Revenue Notes
 2.50%, 12/31/02                  --     MIG-1    15,000       15,036,560
-------------------------------------------------------------------------
De Kalb (County of) Development
 Authority (Green Forest
 Community Development Project);
 VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.70%, 02/01/22
 (Acquired 07/02/02;
 Cost $6,580,000)(d)(e)(k)       A-1+     --       6,580        6,580,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Georgia); VRD Series
 2000-1001 Class C COP
 1.77%, 07/01/15
 (Acquired 07/26/00-01/31/02;
 Cost $20,000,000)(d)(i)(k)      A-1+     --      20,000       20,000,000
-------------------------------------------------------------------------
Fulton (County of) Development
 Authority (Bridgeway
 Foundation for Education
 Project); VRD Educational
 Facilities Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.70%, 06/01/15(d)(e)            A-1     --       1,800        1,800,000
-------------------------------------------------------------------------
Smyrna (City of) Hospital
 Authority (Ridgeview Institute
 Inc. Project); VRD Series 2002
 RB (LOC-Wachovia Bank N.A.)
 1.70%, 11/01/27(d)(e)            --    VMIG-1     2,510        2,510,000
-------------------------------------------------------------------------
South Georgia (State of)
 Hospital Authority (Georgia
 Alliance Community Hospitals);
 VRD Series 1999 A RB
 1.75%, 04/01/29(d)(f)            --    VMIG-1     4,900        4,900,000
=========================================================================
                                                              112,631,752
=========================================================================

HAWAII-0.33%

Eagle Tax Exempt Trust
 (State of Hawaii);
 VRD Series 2000-1101 COP1.77%,
 12/01/16
 (Acquired 01/11/01;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

HAWAII-(CONTINUED)

Honolulu (City and County of);
 Unlimited Tax Series 1993 B GO
 5.00%, 10/01/02                  AA-     Aa3    $   745   $      745,000
=========================================================================
                                                                6,745,000
=========================================================================

IDAHO-0.60%

Idaho (State of);
 Series 2002 TAN
 3.00%, 06/30/03                 SP-1+   MIG-1    12,000       12,120,517
=========================================================================

ILLINOIS-11.17%

ABN AMRO Munitops Ctfs. Trust
 (City of Chicago); Refunding
 VRD Ltd. Tax Multistate
 Non-AMT Series 2001-34 Ctfs.
 1.75%, 07/01/07
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs.(State
 of Illinois); VRD Series
 2002-190 Class A RB
 1.75%, 06/05/14
 (Acquired 05/06/02;
 Cost $10,130,000)(d)(i)(k)       A-1     --      10,130       10,130,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs. (State
 of Illinois Sales Tax); VRD
 Series 1998-25 Class A RB
 1.75%, 03/15/07
 (Acquired 08/26/99;
 Cost $10,000,000)(d)(i)(k)       A-1     --      10,000       10,000,000
-------------------------------------------------------------------------
Chicago (City of); Ltd. Tender
 Notes Tax Series 2001 GO
 (LOC-Landesbank
   Hesset-Thuringen)
   1.90%, 10/31/02(b)(e)         A-1+   VMIG-1     4,500        4,500,000
-------------------------------------------------------------------------
Chicago (City of) Board of
 Education; VRD Unlimited Tax
 Series 2000 C GO
 1.70%, 03/01/32(d)(f)           A-1+   VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
Cook (County of); Refunding
 Unlimited Tax Series 1992 C GO
 5.63%, 11/15/02(f)               AAA     Aaa      1,000        1,005,185
-------------------------------------------------------------------------
Cook (County of) Community
 Consolidated School District
 #65 (Evanston); Unlimited Tax
 Series 1994 B GO
 6.20%, 12/01/02(b)(c)            AAA     Aaa      2,445        2,462,737
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
 (City of Chicago);
 VRD Series 2001-1305 COP
 1.83%, 01/01/35
 (Acquired 04/02/01;
 Cost $4,950,000)(d)(i)(k)       A-1+     --     $ 4,950   $    4,950,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Park District); VRD
 Series 2002-1306 COP
 1.77%, 01/01/29
 (Acquired 05/05/02;
 Cost $5,500,000)(d)(i)(k)       A-1+     --       5,500        5,500,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Water & Sewer); VRD
 Series 2001-1308 COP
 1.77%, 11/01/26
 (Acquired 12/12/01;
 Cost $8,655,000)(d)(i)(k)       A-1+     --       8,655        8,655,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook
 County Regional Transportation
 Authority); VRD Series
 2000-1301 COP
 1.77%, 07/01/23
 (Acquired 03/26/01-05/30/01;
 Cost $19,000,000)(d)(i)(k)      A-1+     --      19,000       19,000,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Illinois);
 VRD Series 2000-1304 COP
 1.77%, 06/01/21
 (Acquired 06/27/00;
 Cost $7,340,000)(d)(i)(k)       A-1+     --       7,340        7,340,000
-------------------------------------------------------------------------
East Peoria (City of)
 (Radnor/East Peoria
 Partnership Project);
 Multi-Family Housing VRD
 Series 1983 RB (LOC-Bank of
 America NT & SA)
 1.95%, 06/01/08(d)(e)            --      Aa1      2,000        2,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Chicago); GO 1.75%,
 VRD Ltd. Tax Series 2000
 A12 01/01/23
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
 1.75%, VRD Ltd. Tax
 Series 2002
 A44 01/01/20
 (Acquired 08/02/02;
 Cost $7,890,000)(d)(i)(k)        --    VMIG-1     7,890        7,890,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

First Union Merlots (Cook
 County Regional Transportation
 Authority); GO  1.75%, VRD
 Series 2001 A93 07/01/27
 (Acquired 10/10/01;
 Cost $3,695,000)(d)(i)(k)        --    VMIG-1   $ 3,695   $    3,695,000
-------------------------------------------------------------------------
 1.75%, VRD Unlimited Tax
 Series 2002 A41 06/01/17
 (Acquired 07/25/02;
 Cost $9,000,000)(d)(f)(i)(k)     --    VMIG-1     9,000        9,000,000
-------------------------------------------------------------------------
First Union Merlots (State of
 Illinois); VRD Unlimited Tax
 Series 2001 A124 GO
 1.75%, 11/01/26
 (Acquired 10/10/01-09/18/02;
 Cost $6,580,000)(d)(i)(k)        A-1     --       6,580        6,580,000
-------------------------------------------------------------------------
First Union Merlots (University
 of Illinois);
 VRD Series 2000 S RB
 1.75%, 04/01/30
 (Acquired 03/20/00-02/12/01;
 Cost $7,400,000)(d)(i)(k)        --    VMIG-1     7,400        7,400,000
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1993 GO
 5.70%, 04/01/03(b)(c)            NRR     NRR      2,000        2,083,463
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1994 GO
 5.25%, 04/01/03                  AA      Aa2      2,980        3,035,340
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1995 GO
 5.13%, 12/01/02(f)               AAA     Aaa      1,000        1,005,313
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority; VRD Series
 2002 RAN (LOC-Harris Trust &
 Savings Bank)
 1.75%, 06/30/03(d)(e)           A-1+     --       4,970        4,970,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (American
 College of Surgeons); VRD
 Series 1996 RB
 (LOC-Northern Trust Co.)
 1.80%, 08/01/26(d)(e)           A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority
 (Bochasanwais Shree Akshar
 Inc. Project);
 VRD Series 2002 RB
 (LOC-Comerica Bank Texas)
 1.70%, 06/01/17(d)(e)            A-1     --       4,500        4,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Illinois (State of) Development
 Finance Authority (Chicago
 Commons Association Project);
 VRD Series 1999 RB
 (LOC-Bank of America NT & SA)
 1.70%, 01/01/29(d)(e)           A-1+     --     $ 4,000   $    4,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Evanston
 Northwestern);
 VRD Series 2001 C RB
 1.70%, 05/01/31(d)              A-1+   VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (West
 Central Illinois Educational
 Project); VRD Series 2002 RB
 (LOC-American National Bank &
 Trust)
 1.75%, 09/01/32(d)(e)            --    VMIG-1     4,800        4,800,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Wheaton
 School 200); School District
 Program Series 1993 RB
 4.75%, 12/01/02(f)               AAA     Aaa      1,000        1,005,041
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (YMCA of
 Metro Chicago Project); VRD
 Series 2001 RB (LOC-Harris
 Trust & Savings Bank)
 2.00%, 06/01/29(e)(j)           A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
Illinois (State of) Educational
 Facilities Authority;
 Commercial Paper Notes
 (LOC-Northern Trust Co.)
 1.30%, 10/17/02(e)              A-1+     --       4,979        4,979,000
-------------------------------------------------------------------------
Illinois (State of) Health
 Facilities Authority
 (Northwestern Memorial
 Hospital); Refunding VRD
 Series 2002 C RB
 2.00%, 08/15/32(j)              A-1+   VMIG-1     2,700        2,700,000
-------------------------------------------------------------------------
Illinois (State of) Toll
 Highway Authority; Refunding
 VRD Toll Highway
 Series 1998 B RB
 1.70%, 01/01/16(d)(f)            --    VMIG-1     6,600        6,600,000
-------------------------------------------------------------------------
 1.70%, 01/01/17(d)(f)            --    VMIG-1     4,600        4,600,000
-------------------------------------------------------------------------
Sangamon (County of) School
 District (#186 Springfield);
 Series 2002 TAN
 2.38%, 12/20/02                 SP-1+    --      11,000       11,018,378
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

Winnebago & Boone (Counties of)
 School District #205;
 Unlimited Tax Series 1989 GO
 7.30%, 02/01/03(c)               AAA     Aaa    $ 4,475   $    4,562,520
=========================================================================
                                                              224,466,977
=========================================================================

INDIANA-3.39%

ABN AMRO Munitops Ctfs. Trust
 (City of Indianapolis Bond
 Bank-Waterworks); Non-AMT
 Series 2002-7 Ctfs.
 2.00%, 05/21/03 (Acquired
 05/30/02;
 Cost $10,000,000)(b)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Indiana (State of) Bond Bank
 (Advanced Funding Program
 Notes); Series 2002 A-2
 Revenue Notes
 2.25%, 01/22/03                 SP-1+   MIG-1     5,000        5,009,151
-------------------------------------------------------------------------
Indiana (State of)
 Development Finance Authority
 (Indiana Historical Society);
 VRD Educational Facilities
 Series 1996 IDR
 (LOC-Bank One Indiana N.A.)
 1.70%, 08/01/31
 (Acquired 01/23/02-07/31/02;
 Cost $4,400,000)(d)(e)(k)        A-1     --       4,400        4,400,000
-------------------------------------------------------------------------
Indiana (State of) Development
 Finance Authority (USX Corp.
 Project); Refunding
 Environmental Improvement
 Series 1998 IDR
 (LOC-Scotiabank)
 1.25%, 10/01/02(b)(e)            A-1   VMIG-1    20,000       20,000,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Hospital Projects);
 VRD Hospital
 Series 2000 A RB (LOC-Bank of
 America N.A.)
 1.70%, 07/01/28(d)(e)           A-1+     --       9,915        9,915,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Mental Health and
 Rehabilitation); VRD Series
 1990 RB (LOC-LaSalle National
 Bank)
 1.70%, 11/01/20(d)(e)            A-1     --       2,855        2,855,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Deaconess Hospital Inc.); VRD
 Hospital Series 1992 RB
 (LOC-First National Bank)
 1.75%, 01/01/22(d)(e)            --    VMIG-1     8,700        8,700,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
INDIANA-(CONTINUED)

Indiana (State of) Health
 Facilities Financing Authority
 (Fayette Memorial Hospital
 Association Inc. Project); VRD
 Series 2002 A RB (LOC-U.S.
 Bank N.A.)
 2.15%, 10/01/32(e)(j)           A-1+     --     $ 3,945   $    3,945,000
-------------------------------------------------------------------------
Indianapolis (City of)
 Independent School; Unlimited
 Tax Series 2002 GO
 2.00%, 07/15/03                  AA      --       3,225        3,232,492
=========================================================================
                                                               68,056,643
=========================================================================

IOWA-1.61%

Iowa City (City of) (ACT,
 Inc.); VRD Series 2001 RB
 2.25%, 04/01/32(j)               A-1     --      15,000       15,000,000
-------------------------------------------------------------------------
Iowa (State of) Finance
 Authority (YMCA of Greater Des
 Moines); VRD Economic
 Development Series 2000 RB
 (LOC-Wells Fargo Bank N.A.)
 1.80%, 06/01/10(d)(e)(l)         --      --       2,100        2,100,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority; VRD
 Private College Facilities
 Series 1985 RB
 1.75%, 12/01/15(d)(f)           A-1+   VMIG-1     1,700        1,700,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Loras College Project); VRD
 Private College Facilities
 Series 2000 RB
 (LOC-LaSalle Bank N.A.)
 2.10%, 11/01/30(e)(j)            A-1     --       3,195        3,195,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Wartburg Theological Seminary
 Project); VRD Private College
 Facilities Series 2000 RB
 (LOC-Northern Trust Co.)
 2.15%, 03/01/30(e)(j)            --    VMIG-1     2,120        2,120,000
-------------------------------------------------------------------------
Iowa (State of) School Cash
 Anticipation Program;
 Series 2002 TRAN
 2.75%, 06/20/03(f)               AAA     Aaa      8,250        8,314,073
=========================================================================
                                                               32,429,073
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


KANSAS-0.57%

Lenexa (City of) Health Care
 Facilities (Lakeview Village
 Inc. Project); VRD Series 2002
 B RB (LOC-LaSalle Bank N.A.)
 1.75%, 05/15/32(d)(e)            A-1     --     $ 7,500   $    7,500,000
-------------------------------------------------------------------------
Wichita (City of) Recreational
 Facilities (YMCA of Wichita
 Project); VRD Series 1998 XI
 RB (LOC-Bank of America NT &
 SA) 1.75%, 08/01/09
 (Acquired 02/15/01;
 Cost $3,900,000)(d)(e)(k)       A-1+     --       3,900        3,900,000
=========================================================================
                                                               11,400,000
=========================================================================

KENTUCKY-3.58%

Carrollton & Henderson (Cities
 of) Public Energy Authority;
 Gas Series 1998 A RB
 4.50%, 01/01/03(f)               AAA     Aaa      5,000        5,033,596
-------------------------------------------------------------------------
Kentucky (State of) Area
 Developing Districts Financing
 Trust (Weekly Acquisition
 Lease Program-Ewing); VRD
 Series 2000 RB (LOC-First
 Union National Bank)
 1.75%, 06/01/33(d)(e)            A-1     --      35,900       35,900,000
-------------------------------------------------------------------------
Kentucky (State of) Interlocal
 School Transportation
 Association; Series 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1     5,000        5,049,842
-------------------------------------------------------------------------
Newport (City of) League of
 Cities Funding Trust Lease
 Program; VRD Series 2002 RB
 (LOC-U.S. Bank N.A.)
 1.73%, 04/01/32(d)(e)            --    VMIG-1    26,000       26,000,000
=========================================================================
                                                               71,983,438
=========================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust (City of
 New Orleans); VRD Series
 2000-1801 COP
 1.77%, 12/01/21
 (Acquired 10/10/00;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------
Jefferson (Parish of)
 Industrial Development Board
 (George J Ackel Sr. Project);
 Refunding VRD Series 1986 IDR
 (LOC-Regions Bank)
 1.75%, 12/01/04(d)(e)            --    VMIG-1     3,440        3,440,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
LOUISIANA-(CONTINUED)

Louisiana (State of) Public
 Facilities Authority (Glen
 Retirement System Project);
 VRD Series 2001 RB
 (LOC-Amsouth Bank)
 1.93%, 09/01/16
 (Acquired 08/15/01;
 Cost $3,800,000)(d)(e)(k)        --    VMIG-1   $ 3,800   $    3,800,000
=========================================================================
                                                               13,240,000
=========================================================================

MARYLAND-2.48%

Hyattsville (City of)
 Industrial Development
 (Safeway Inc. Projects);
 Refunding Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --       1,335        1,335,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Catholic Health
 Initiatives); Refunding VRD
 Series 1997 B RB
 1.75%, 12/01/15(d)              A-1+   VMIG-1     7,800        7,800,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Pooled Loan
 Program); VRD Series 1994 D RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/29(d)(e)           A-1+     --      32,500       32,500,000
-------------------------------------------------------------------------
Morgan Stanley & Co.
 Incorporated Trust Floater
 Ctfs. (Washington Suburban
 Sanitary District); VRD
 Floating Rate Trust Ctfs.
 Unlimited Tax Series 2000-246
 GO 1.76%, 06/01/09
 (Acquired 03/02/00;
 Cost $8,305,000)(d)(i)(k)        --    VMIG-1     8,305        8,305,000
=========================================================================
                                                               49,940,000
=========================================================================

MASSACHUSETTS-0.41%

Braintree (City of); Unlimited
 Tax Series 2001 BAN
 2.50%, 12/20/02                  --     MIG-1     6,165        6,177,386
-------------------------------------------------------------------------
Massachusetts (State of)
 Industrial Financing Agency
 (Babson College); Refunding
 Series 1992 A IDR
 6.38%, 10/01/02(b)(c)            AAA     Aaa      1,000        1,020,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
 Industrial Financing Agency
 (Holy Cross College);
 Refunding Series 1992 II IDR
 6.38%, 11/01/02(b)(c)            NRR     NRR    $ 1,000   $    1,023,846
=========================================================================
                                                                8,221,232
=========================================================================

MICHIGAN-3.61%

Dearborn (City of) Economic
 Development Corp. (Henry Ford
 Village Inc. Project); VRD
 Ltd. Tax Obligation Series
 1998 IDR (LOC-Comerica Bank)
 1.75%, 10/01/23(d)(e)(l)         --      --       9,200        9,200,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Sewage Disposal
 System); VRD Series 2001 A112
 RB 1.75%, 07/01/32
 (Acquired 10/31/01;
 Cost $4,975,000)(d)(i)(k)        --    VMIG-1     4,975        4,975,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Water Supply System);
 VRD Sr. Lien Series 1999 D RB
 1.75%, 07/01/29
 (Acquired 01/21/00;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Michigan (State of) Hospital
 Finance Authority (Crittenton
 Hospital Project); Refunding
 VRD Hospital Series 2002 B RB
 (LOC-Comerica Bank)
 1.75%, 03/01/27(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Michigan (State of) Housing
 Development Authority (Parks
 of Taylor Apartments Project);
 VRD Multi-Family Series 2002 A
 RB (CEP-Federal National
 Mortgage Association)
 1.70%, 08/15/32(d)              A-1+     --       4,135        4,135,000
-------------------------------------------------------------------------
Michigan (State of)
 Municipal Bond Authority;
 State Revolving Fund
 Series 1992 A RB
 6.25%, 10/01/02(c)(h)            AAA     Aaa      4,465        4,554,300
-------------------------------------------------------------------------
 6.35%, 10/01/02(b)(c)            AAA     Aaa      4,430        4,518,600
-------------------------------------------------------------------------
 6.45%, 10/01/02(b)(c)            AAA     Aaa      4,835        4,931,700
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic
 Fund (260 Brown St. Associates
 Project); VRD Convertible Ltd.
 Tax Obligation Series 1985 RB
 (LOC-Comerica Bank)
 1.60%, 10/01/15(e)(h)            --    VMIG-1   $ 3,380   $    3,380,000
-------------------------------------------------------------------------
Michigan (State of) Trunk Line;
 Series 1992 A RB
 5.50%, 10/01/02(b)(c)            NRR     NRR      6,630        6,630,000
-------------------------------------------------------------------------
Oakland (County of) Economic
 Development Corp. (Rochester
 College Project); VRD Ltd.
 Obligations Series 2001 RB
 (LOC-Bank One Michigan)
 1.80%, 08/01/21(d)(e)            --    VMIG-1     7,200        7,200,000
-------------------------------------------------------------------------
Southfield (City of) Economic
 Development (Lawrence Tech
 University Project); VRD
 Series 2001 RB (LOC-Bank One
 Michigan)
 1.70%, 10/01/31(d)(e)            A-1     --       6,000        6,000,000
=========================================================================
                                                               72,524,600
=========================================================================

MINNESOTA-6.06%

Arden Hills (City of) Housing
 and Health Care Facilities
 (Presbyterian Homes Project);
 VRD Series 1999 B RB
 (LOC-U.S. Bank N.A.)
 2.20%, 09/01/29(e)(j)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Duluth (City of) Economic
 Development Authority
 (Miller-Dwan Medical Center
 Inc. Project); Refunding VRD
 Series 1997 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 06/01/19(e)(j)            A-1     --       2,150        2,150,000
-------------------------------------------------------------------------
Golden Valley (City of)
 Industrial Development
 (Unicare Homes Inc. Project);
 VRD Series 1984 IDR
 (LOC-Bank of America N.A.)
 1.75%, 09/01/14(d)(e)           A-1+     --       2,000        2,000,000
-------------------------------------------------------------------------
Minneapolis (City of)
 (Minnehaha Academy Project);
 VRD Series 2001 RB
 (LOC-Firstar Bank N.A.)
 2.25%, 05/01/26(e)(j)(l)         --      --       2,500        2,500,000
-------------------------------------------------------------------------
Minneapolis (City of) Special
 School District # 001;
 Unlimited Tax Aid Anticipation
 Ctfs. Series 2002 GO
 1.75%, 01/31/03                 SP-1+    --      14,500       14,522,040
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MINNESOTA-(CONTINUED)

Minnesota (State of) School
 Districts Tax and Aid
 Anticipation Borrowing Ctfs.
 Program; Aid Anticipation
 Notes Series 2002 A COP
 2.25%, 08/20/03                  --     MIG-1   $16,000   $   16,108,740
-------------------------------------------------------------------------
Rochester (City of) Health Care
 Facilities; Commercial Paper
 Notes
 1.25%, 10/08/02                 A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
 1.20%, 10/10/02                 A-1+     --      20,500       20,500,000
-------------------------------------------------------------------------
 1.20%, 10/22/02                 A-1+     --      10,600       10,600,000
-------------------------------------------------------------------------
 1.30%, 10/23/02                 A-1+     --       8,000        8,000,000
-------------------------------------------------------------------------
 1.25%, 11/19/02                 A-1+     --      15,000       15,000,000
-------------------------------------------------------------------------
Roseville (City of) Health Care
 Facilities (Presbyterian Homes
 Project); Refunding VRD Series
 2002 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 10/01/29(e)(j)            --    VMIG-1     1,790        1,790,000
-------------------------------------------------------------------------
St. Paul (City of) Housing and
 Redevelopment Authority
 (Science Museum of Minnesota);
 VRD Series 1997 A RB
 (LOC-First Bank Montana)
 1.75%, 05/01/27(d)(e)            --    VMIG-1    13,160       13,160,000
=========================================================================
                                                              121,830,780
=========================================================================

MISSISSIPPI-0.70%

Mississippi (State of) Business
 Finance Corp. (Jackson Medical
 Mall); VRD Series 2000 A RB
 (LOC-Bank One Louisiana)
 1.75%, 11/01/18(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Mississippi (State of) Business
 Finance Corp. (Mississippi
 College Project); Refunding
 VRD Series 1999 B RB (LOC-Bank
 of America N.A.)
 1.70%, 02/01/09
 (Acquired 11/28/01;
 Cost $5,400,000)(d)(e)(g)(k)     --      --       5,400        5,400,000
-------------------------------------------------------------------------
Rankin (County of) School
 District; Unlimited Tax Series
 1995 GO
 5.75%, 02/01/03(b)(c)            AAA     Aaa      4,960        5,023,027
=========================================================================
                                                               14,023,027
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MISSOURI-2.24%

Boone (County of) (Boone
 Hospital Center Project); VRD
 Hospital Series 2000 C RB
 (LOC-Firstar Bank N.A.)
 1.75%, 08/15/20(d)(e)            --    VMIG-1   $ 2,600   $    2,600,000
-------------------------------------------------------------------------
Independence (City of)
 Industrial Development
 Authority (Groves and
 Graceland Project); VRD
 Development Series 1997 A IDR
 (LOC-Dexia Credit Local)
 2.10%, 11/01/27(e)(j)           A-1+     --       3,000        3,000,000
-------------------------------------------------------------------------
Kansas (City of) Industrial
 Development Authority (Baptist
 Health System); VRD Hospital
 Series 1988 A IDR (LOC-Bank of
 America N.A.)
 1.65%, 08/01/18(d)(e)            --    VMIG-1     2,705        2,705,000
-------------------------------------------------------------------------
Kansas City (City of) School
 District Building; Refunding
 Series 2002 A RB
 4.00%, 02/01/03(f)               AAA     Aaa      2,655        2,675,641
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (Science City
 Union Station); Infrastructure
 Facilities Series 1997 A RB
 (LOC-Canadian Imperial Bank)
 4.40%, 12/01/02(e)               AA-     Aa3      1,150        1,155,631
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (St. Louis
 Convention Center); VRD Series
 2000 C RB
 (LOC-Firstar Bank N.A.)
 2.20%, 12/01/20(e)(j)            A-1     --       1,000        1,000,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Assemblies of God
 College Project); VRD Series
 2001RB (LOC-Bank of America
 N.A.)
 1.70%, 05/01/26(d)(e)            --    VMIG-1     6,800        6,800,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Lutheran Senior
 Services); VRD Health
 Facilities Series 2000 RB
 (LOC-Firstar Bank N.A.)
 1.75%, 02/01/31(d)(e)            --    VMIG-1    25,000       25,000,000
=========================================================================
                                                               44,936,272
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


MONTANA-0.40%

Havre (City of) Industrial
 Development (Safeway Inc.
 Project); Refunding Series
 1991 IDR (LOC-Bankers Trust
 Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --     $ 1,130   $    1,130,000
-------------------------------------------------------------------------
Montana (State of) Facilities
 Financing Authority (Mission
 Ridge Project); VRD Series
 2002 RB (LOC-LaSalle Bank
 N.A.)
 1.75%, 08/01/27(d)(e)(g)         --      --       7,000        7,000,000
=========================================================================
                                                                8,130,000
=========================================================================

NEVADA-0.90%

ABN AMRO Munitops Ctfs. Trust
 (County of Washoe); Refunding
 VRD Ltd. Tax Series 2001-24
 Single Asset Trust Ctfs.
 1.75%, 07/01/09
 (Acquired 06/21/01;
 Cost $5,000,000)(d)(i)(k)        --    VMIG-1     5,000        5,000,000
-------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax
 Sewer & Flood Control Series
 2001 GO
 5.00%, 04/01/03(f)               AAA     Aaa      2,000        2,035,500
-------------------------------------------------------------------------
Las Vegas Valley (City of)
 Water District (SNWA Water
 Supply); Commercial Paper
 Notes (LOC-Westdeutsche
 Landesbank Girozentrale)
 1.30%, 10/16/02(e)              A-1+     P-1     11,000       11,000,000
=========================================================================
                                                               18,035,500
=========================================================================

NEW MEXICO-1.05%

New Mexico (State of); Series
 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1    16,000       16,176,041
-------------------------------------------------------------------------
New Mexico (State of) Hospital
 Equipment Loan Council
 (Dialysis Clinic Inc.
 Project); VRD Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.83%, 07/01/25(d)(e)            --    VMIG-1     5,000        5,000,000
=========================================================================
                                                               21,176,041
=========================================================================

NEW YORK-0.49%

Merrill Lynch P-Floats
 (Metropolitan Transportation
 Authority); VRD Series 2002
 PA-1027 A RB
 1.75%, 11/15/15
 (Acquired 06/05/02;
 Cost $5,995,000)(d)(i)(k)       A-1+     --       5,995        5,995,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
NEW YORK-(CONTINUED)

Middletown (City of) Industrial
 Development Agency (Southwinds
 Retirement Home Inc. Project);
 Civic Facilities Series 1993
 IDR 8.38%, 03/01/03(b)(c)        NRR     NRR    $ 3,740   $    3,921,855
=========================================================================
                                                                9,916,855
=========================================================================

NORTH CAROLINA-3.23%

North Carolina (State of)
 Capital Facilities Financing
 Agency (Elon College);
 Refunding VRD Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/14(d)(e)(g)         --      --       4,900        4,900,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (NCA&T University
 Foundation); VRD Housing
 Facilities Series 2001 RB
 (LOC-First Union National
 Bank)
 1.75%, 07/01/32(d)(e)            --    VMIG-1    18,990       18,990,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (Wolfpack Club
 Project); Refunding VRD Series
 2002 RB (LOC-Bank of America
 N.A.)
 1.70%, 04/01/12(d)(e)(g)         --      --       6,100        6,100,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Cleveland Regional
 Medical Center Project); VRD
 Series 2001 RB (LOC-Bank of
 America N.A.)
 1.70%, 01/01/18(d)(e)(g)         --      --      29,000       29,000,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Pooled Equipment
 Funding Project); VRD Series
 1985 RB
 1.60%, 12/01/25(d)(f)            A-1   VMIG-1     6,000        6,000,000
=========================================================================
                                                               64,990,000
=========================================================================

NORTH DAKOTA-0.26%

Fargo (City of) Commercial
 Development (Cass Oil Co.
 Project); VRD Series 1984 RB
 (LOC-U.S. Bank N.A.)
 1.85%, 12/01/14(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Ward (County of) Health Care
 Facilities (Trinity Health
 Obligation Group); VRD Series
 2002 A RB (LOC-U.S. Bank N.A.)
 2.15%, 07/01/29(e)(j)            A-1     --       1,635        1,635,000
=========================================================================
                                                                5,235,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


OHIO-3.33%

Butler (County of) Sewer
 Systems; Series 1992 B RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa    $ 2,925   $    2,977,482
-------------------------------------------------------------------------
Delaware (County of) Industrial
 Development (Radiation
 Sterilizers); VRD Series 1984
 IDR (LOC-American
 National Bank)
 1.45%, 12/01/04(e)(h)            A-1     --       2,300        2,300,000
-------------------------------------------------------------------------
Franklin (County of) (Doctors
 OhioHealth Corp.); VRD
 Hospital Series 1998 B RB
 (LOC-National City Bank)
 1.75%, 12/01/28(d)(e)            --    VMIG-1     4,100        4,100,000
-------------------------------------------------------------------------
Hamilton (County of) Sewer
 System; Refunding and
 Improvement Series 1995 A RB
 6.00%, 12/01/02(f)               AAA     Aaa      1,000        1,007,520
-------------------------------------------------------------------------
Kent State University; General
 Receipts Series 1998 B RB
 3.75%, 05/01/03(f)               AAA     Aaa      1,010        1,022,065
-------------------------------------------------------------------------
Lorain (County of) (Elyria
 United Methodist Village);
 Refunding VRD Hospital Series
 1996 B RB (LOC-Bank One N.A.)
 1.78%, 06/01/12(d)(e)            A-1   VMIG-1     5,505        5,505,000
-------------------------------------------------------------------------
Lorain (County of) (EMH
 Regional Medical Center
 Project); VRD Hospital
 Facilities Series 2001 RB
 (LOC-National City Bank)
 1.75%, 05/01/26(d)(e)(l)         --      --      16,000       16,000,000
-------------------------------------------------------------------------
Marion (County of) (Pooled
 Lease Program); VRD Hospital
 Improvement Series 1990 RB
 (LOC-Bank One N.A.)
 1.78%, 08/01/20(d)(e)            A-1     --       4,215        4,215,000
-------------------------------------------------------------------------
Ohio (State of) Economic
 Development (YMCA of Greater
 Cincinnati Project); VRD
 Series 2001 RB
 (LOC-Bank One N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,600        9,600,000
-------------------------------------------------------------------------
Ohio (State of) Public
 Facilities Commission (Higher
 Education Capital Facilities);
 Series 1992 II-B RB
 5.40%, 11/01/02(b)(c)            AAA     Aaa      1,500        1,534,439
-------------------------------------------------------------------------
Portage (County of) (Robinson
 Memorial Hospital); VRD Series
 2002 RB (LOC-Bank One N.A.)
 1.70%, 05/01/17(d)(e)            --    VMIG-1     6,635        6,635,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
OHIO-(CONTINUED)

Toledo (City of) Waterworks;
 Refunding and Improvement
 Series 1999 RB
 3.50%, 11/15/02(f)               AAA     Aaa    $ 1,340   $    1,343,236
-------------------------------------------------------------------------
Tuslaw (City of) Local School
 District; Unlimited Tax
 Series 2002 BAN
 2.00%, 01/22/03                  --     MIG-1    10,650       10,672,487
=========================================================================
                                                               66,912,229
=========================================================================

OKLAHOMA-2.36%

Lawton (City of) Water
 Authority; Sales Tax & Utility
 Series 2001 RB
 4.50%, 03/01/03(f)               AAA     Aaa      1,630        1,650,134
-------------------------------------------------------------------------
Oklahoma (State of) Development
 Financing Authority
 (Capitol Dome Project); VRD
 Series 2001 RB
 (LOC-Bank of America N.A.)
 1.78%, 06/01/11(d)(e)           A-1+     --       5,275        5,275,000
-------------------------------------------------------------------------
Oklahoma (County of) Finance
 Authority (Oxford Oaks
 Apartments Project); Refunding
 VRD Multi-Family Series 2000
 RB (CEP-Federal National
 Mortgage Association)
 1.72%, 07/15/30(d)              A-1+     --      27,695       27,695,000
-------------------------------------------------------------------------
Oklahoma (County of)
 Independent School District
 #89 (Oklahoma City); Refunding
 Unlimited Tax Series 2002 GO
 3.00%, 02/01/03(f)               --      Aaa      3,425        3,438,557
-------------------------------------------------------------------------
Southern Oklahoma (State of)
 Memorial Hospital Authority;
 Series 1992 RB
 6.60%, 12/01/02(b)(c)            NRR     NRR      5,225        5,373,637
-------------------------------------------------------------------------
Tulsa (City of) Industrial
 Authority (University of
 Tulsa); VRD Series 2000 B RB
 1.75%, 10/01/31(d)(f)            --    VMIG-1     4,000        4,000,000
=========================================================================
                                                               47,432,328
=========================================================================

OREGON-1.85%

Multnomah (County of);
 Series 2002 TRAN
 2.50%, 06/30/03                  --     MIG-1    20,000       20,124,492
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

OREGON-(CONTINUED)

Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Quatama Crossing LLC Housing
 Project); VRD Series 1998 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 01/01/31(d)(e)            --    VMIG-1   $ 1,100   $    1,100,000
-------------------------------------------------------------------------
Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Sacred Heart Medical Center);
 VRD Series 1998 A RB (LOC-U.S.
 Bank N.A.)
 1.75%, 11/01/28(d)(e)            A-1     --       1,700        1,700,000
-------------------------------------------------------------------------
Umatilla (County of) Hospital
 Facilities Authority (Catholic
 Health Initiatives); Refunding
 VRD Series 1997 B RB
 (LOC-Morgan Guaranty Trust)
 1.75%, 12/01/24(d)(e)           A-1+   VMIG-1    14,300       14,300,000
=========================================================================
                                                               37,224,492
=========================================================================

PENNSYLVANIA-3.39%

Allegheny (County of)
 Industrial Development
 Authority (Carnegie Museums of
 Pittsburgh); VRD Series 2002
 IDR (LOC-Citizens Bank of
 Pennsylvania)
 1.75%, 08/01/32(d)(e)            --    VMIG-1     3,000        3,000,000
-------------------------------------------------------------------------
Allegheny (County of)
 Sanitation Authority; Series
 1992 RB
 6.00%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,026,606
-------------------------------------------------------------------------
Berks (County of) Industrial
 Development Authority
 (Lutheran Services Northeast);
 Refunding VRD Health Care
 Series 1998 A IDR
 1.65%, 01/01/28(d)(f)            --    VMIG-1     5,899        5,899,000
-------------------------------------------------------------------------
Chartiers Valley Industrial and
 Commercial Development
 Authority (Asbury Villas
 Project); Refunding VRD Series
 2000 B IDR (LOC-LaSalle Bank
 N.A.)
 1.75%, 12/01/30(d)(e)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Delaware Valley Regional
 Finance Authority; VRD Local
 Government Series 1986 RB
 (LOC-Toronto-Dominion Bank)
 1.70%, 08/01/16(d)(e)           A-1+   VMIG-1     2,500        2,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
PENNSYLVANIA-(CONTINUED)

Eagle Tax-Exempt Trust
 (Delaware Valley Regional);
 VRD Series 2001-3801 COP
 1.77%, 08/01/28
 (Acquired 06/04/01-09/06/02;
 Cost $8,900,000)(d)(i)(k)       A-1+     --     $ 8,900   $    8,900,000
-------------------------------------------------------------------------
Easton (City of) Area Joint
 Sewer Authority; Refunding
 Series 1993 RB
 6.20%, 04/01/03(b)(c)            NRR     NRR      1,000        1,020,366
-------------------------------------------------------------------------
Emmaus (City of) General
 Authority; VRD Series 1996 RB
 1.65%, 12/01/28(d)(f)            A-1     --      30,000       30,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Scranton & County of
 Lackawanna Health & Welfare
 Authority); VRD Series 2002
 A-18 RB
 1.75%, 03/01/15
 (Acquired 03/22/02;
 Cost $3,375,000)(d)(i)(k)        --    VMIG-1     3,375        3,375,000
-------------------------------------------------------------------------
Franklin (County of) Industrial
 Development Authority
 (Chambersburg Hospital
 Obligation); VRD Health Care
 Series 2000 IDR
 1.78%, 12/01/24(d)(f)            A-1     --       5,500        5,500,000
-------------------------------------------------------------------------
Philadelphia (City of);
 Unlimited Tax Series 1998 GO
 5.00%, 03/15/03(f)               AAA     Aaa      4,890        4,969,209
=========================================================================
                                                               68,190,181
=========================================================================

SOUTH CAROLINA-1.93%

Eagle Tax Exempt Trust (State
 of South Carolina Public
 Service Authority); VRD Series
 2000-4001 Class A COP
 1.77%, 01/01/22
 (Acquired 09/08/00-01/11/01;
 Cost $10,100,000)(d)(i)(k)      A-1+     --      10,100       10,100,000
-------------------------------------------------------------------------
First Union Merlots (State of
 South Carolina Public Service
 Authority); VRD Series 2000 L
 RB
 1.75%, 01/01/22
 (Acquired 02/25/00;
 Cost $6,500,000)(d)(i)(k)        --    VMIG-1     6,500        6,500,000
-------------------------------------------------------------------------
Lexington (County of) School
 District #001; Unlimited Tax
 Series 2002 TAN
 1.75%, 04/15/03                  --     MIG-1     9,000        9,023,465
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

SOUTH CAROLINA-(CONTINUED)

Richland (County of) School
 District # 002; Unlimited Tax
 Series 2002 GO
 2.00%, 05/01/03                  AA+     Aa1    $ 7,000   $    7,027,734
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (The
 Allen University Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 09/01/18
 (Acquired 03/27/01-07/30/02;
 Cost $2,940,000)(d)(e)(k)       A-1+     --       2,940        2,940,000
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (Morris
 College Project); VRD Series
 1997 RB (LOC-Bank of America
 N.A.)
 1.75%, 07/01/17
 (Acquired 07/30/02;
 Cost $1,100,000)(d)(e)(k)       A-1+     --       1,100        1,100,000
-------------------------------------------------------------------------
South Carolina (State of) Jobs
 Economic Development Authority
 (Catholic Diocese of South
 Carolina Project); VRD Series
 1998 RB (LOC-Bank of America
 N.A.)
 1.75%, 09/01/18
 (Acquired 07/23/02;
 Cost $2,090,000)(d)(e)(k)       A-1+     --       2,090        2,090,000
=========================================================================
                                                               38,781,199
=========================================================================

SOUTH DAKOTA-0.06%

Sioux Falls (City of); Sales
 Tax Series 2001 A RB
 4.25%, 11/15/02(f)               --      Aaa      1,150        1,154,196
=========================================================================

TENNESSEE-5.85%

Blount (County of) Public
 Building Authority (Local
 Government Public
 Improvements); RB
 2.05%, VRD Series 2001 A-1-D
 06/01/25(f)(j)                   --    VMIG-1     3,200        3,200,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 A-1-E
 06/01/22(f)(j)                   --    VMIG-1     1,800        1,800,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TENNESSEE-(CONTINUED)

Clarksville (City of) Public
 Building Authority (Tennessee
 Municipal Bond Fund); VRD
 Pooled Funding RB (LOC-Bank of
 America N.A.)
 1.70%, Series 1997 11/01/27
 (Acquired 11/28/01;
 Cost $11,990,000)(d)(e)(k)       --    VMIG-1   $11,900   $   11,900,000
-------------------------------------------------------------------------
 1.70%, Series 1999 06/01/29
 (Acquired 07/30/02-09/26/02;
 Cost $20,600,000)(d)(e)(k)       --    VMIG-1    20,600       20,600,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chattanooga); VRD Series
 2000-4202 COP
 1.77%, 10/01/27
 (Acquired 10/10/00-05/30/01;
 Cost $14,040,000)(d)(i)(k)      A-1+     --      14,040       14,040,000
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #2);
 Refunding VRD Series 1998 B
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     2,997        2,997,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #3);
 Refunding VRD Series 1998 C
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     1,797        1,797,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #4);
 Refunding VRD Series 1998 D
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     3,327        3,327,750
-------------------------------------------------------------------------
Jackson (City of) Health &
 Educational Facilities Board
 (Trinity Christian Academy);
 Refunding VRD Educational
 Facilities Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 03/01/22(d)(e)            --    VMIG-1     5,400        5,400,000
-------------------------------------------------------------------------
Memphis (City of) Health,
 Education & Housing Facility
 Board; VRD Not-For-Profit
 Multi-Family Program Series
 2000 RB (CEP-American
 International Group Inc.)
 1.83%, 08/01/32
 (Acquired 08/04/00;
 Cost $10,000,000)(d)(k)         A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TENNESSEE-(CONTINUED)

Metropolitan Government of
 Nashville and Davidson
 Counties Health and
 Educational Facilities Board
 (Meharry Medical College
 Project); Refunding VRD Series
 1998 RB (LOC-NationsBank N.A.)
 1.70%, 08/01/18
 (Acquired 11/21/01-11/27/01;
 Cost $9,440,000)(d)(e)(g)(k)     --      --     $ 9,440   $    9,440,000
-------------------------------------------------------------------------
Montgomery (County of) Public
 Building Authority (Tennessee
 County Loan Pool); VRD Pooled
 Funding Government Obligation
 Series 1995 RB (LOC-Bank of
 America N.A.)
 1.70%, 03/01/25
 (Acquired 04/30/02;
 Cost $8,835,000)(d)(e)(k)       A-1+     --       8,835        8,835,000
-------------------------------------------------------------------------
Sevier (County of) Public
 Building Authority (Local
 Government Public
 Improvement); RB
 2.05%, VRD Series 2000 IV B-9
   06/01/11(f)(j)                 --    VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
 1.73%, VRD Series 1995 A
   06/01/15(f)(j)                 --    VMIG-1     5,890        5,890,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-7
   06/01/20(f)(j)                 --    VMIG-1     3,095        3,095,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-8
   06/01/20(f)(j)                 --    VMIG-1       985          985,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-12
   06/01/20(f)(j)                 --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV G-2
   06/01/22(f)(j)                 --    VMIG-1     3,100        3,100,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV-1
   06/01/23(f)(j)                 --    VMIG-1     3,500        3,500,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV H-3
   06/01/25(f)(j)                 --    VMIG-1     3,000        3,000,000
=========================================================================
                                                              117,507,250
=========================================================================

TEXAS-11.48%

ABN AMRO Munitops Ctfs. Trust
 (City of Leander Independent
 School District); Refunding
 Unlimited Multistate Non-AMT
 Series 2002-16 Ctfs.
 1.55%, 08/20/03
 (Acquired 08/29/02;
 Cost $5,395,000)(b)(i)(k)        A-1     --       5,395        5,395,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Austin (City of) Utility
 Systems; Combined Series 1988
 RB
 7.75%, 05/15/03(b)(c)            AAA     Aaa    $ 1,000   $    1,037,946
-------------------------------------------------------------------------
Carroll (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 GO
 (CEP-Texas Permanent School
 Fund)
 5.00%, 02/15/03                  AAA     Aaa      1,060        1,074,274
-------------------------------------------------------------------------
Coastal Bend Health Facilities
 Development Corp. (Incarnate
 Word Health Services); VRD
 Series 1998 B RB
 1.72%, 08/15/28(d)(f)            --    VMIG-1     8,550        8,550,000
-------------------------------------------------------------------------
Denton (City of); Ltd. Ctfs.
 Series 2001 GO
 4.75%, 02/15/03(f)               AAA     Aaa      1,290        1,306,176
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris
 County Toll Road); VRD Series
 2001-4305 COP
 1.77%, 08/01/14
 (Acquired 05/08/01;
 Cost $7,390,000)(d)(i)(k)       A-1+     --       7,390        7,390,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Airport); VRD Series
 2000-4307 COP
 1.77%, 07/01/28
 (Acquired 11/15/00-02/20/01;
 Cost $15,750,000)(d)(i)(k)      A-1+     --      15,750       15,750,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Water & Sewer); VRD
 Series 974305 COP
 1.77, 12/01/27
 (Acquired 04/27/99;
 Cost $14,005,000)(d)(i)(k)      A-1+     --      14,005       14,005,000
-------------------------------------------------------------------------
Grand Prairie (City of) Housing
 Finance Corp. (Lincoln
 Property Co.); Refunding VRD
 Series 1993 RB (CEP-General
 Electric Capital Corp.)
 1.70%, 06/01/10(d)              A-1+     --       2,700        2,700,000
-------------------------------------------------------------------------
Harris (County of); Ltd. Ctfs.
 Obligation Tax Series 1991 GO
 6.50%, 10/01/02(b)(c)            NRR     NRR      1,000        1,000,000
-------------------------------------------------------------------------
Harris (County of); VRD
 Unlimited Tax Series 2000
 N1-Reg D GO
 1.80%, 08/01/03(d)               --    VMIG-1     3,700        3,700,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TEXAS-(CONTINUED)

Harris (County of) Health
 Facilities Development Corp.
 (Gulf Coast Regional Blood
 Center Project); VRD Series
 1992 RB
 (LOC-JP Morgan Chase & Co.)
 1.80%, 04/01/17(d)(e)           A-1+     --     $ 2,850   $    2,850,000
-------------------------------------------------------------------------
Harris (County of) Health
 Facilities Development Corp.
 (St. Lukes Episcopal
 Hospital); Refunding VRD
 Series 2001 B RB
 2.00%, 02/15/31(j)              A-1+     --      20,100       20,100,000
-------------------------------------------------------------------------
Hockley (County of ) Industrial
 Development Corp. (Amoco Corp.
 Project); Pollution Control
 Series 1985 IDR
 1.80%, 11/01/02(d)              A-1+     P-1      5,000        5,000,000
-------------------------------------------------------------------------
Houston (City of) Higher
 Education Finance Corp.
 (Houston Baptist University);
 Refunding VRD Higher Education
 Series 2000 RB (LOC-Chase Bank
 of Texas)
 1.80%, 07/01/20(d)(e)(g)         --      --       1,000        1,000,000
-------------------------------------------------------------------------
Irving (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 A GO
 (CEP-Texas Permanent School
 Fund)
 4.00%, 02/15/03                  AAA     Aa3      1,025        1,032,723
-------------------------------------------------------------------------
Lamar (County of) Consolidated
 Independent School District;
 Unlimited Tax Series 1996 GO
 (CEP-Texas Permanent School
 Fund)
 6.00%, 02/15/03                  AAA     Aaa      1,065        1,082,725
-------------------------------------------------------------------------
Lubbock (City of) Independent
 School District; Refunding
 Unlimited Tax Series 1993 GO
 (CEP-Texas Permanent School
 Fund)
 5.20%, 02/15/03                  AAA     Aaa      1,090        1,105,325
-------------------------------------------------------------------------
Northside Independent School
 District; Refunding Unlimited
 Tax Series 2001 GO (CEP-Texas
 Permanent School Fund)
 4.00%, 02/15/03                  AAA     Aaa      1,250        1,261,581
-------------------------------------------------------------------------
Palacios (City of) Independent
 School District; Unlimited Tax
 Series 2001 GO (CEP-Texas
 Permanent School Fund)
 2.70%, 12/15/02                  AAA     Aaa      2,000        2,003,727
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Port Development Corp. (Stolt
 Terminals Project); Refunding
 VRD Series 1989 RB
 (LOC-Canadian Imperial Bank)
 1.70%, 01/15/14(d)(e)           A-1+   VMIG-1   $ 1,665   $    1,665,000
-------------------------------------------------------------------------
Port of Houston
 Authority-Harris (County of);
 Refunding Series 2002 RB
 5.00%, 05/01/03(f)               AAA     Aaa      1,000        1,019,245
-------------------------------------------------------------------------
San Antonio (City of) Electric
 & Gas System; Commercial Paper
 Notes (LOC-Bank of New York;
 J.P. Morgan Chase & Co.;
 Westdeutsche Landesbank
 Girozentrale; Landesbank
 Baden-Wurttemberg)
 1.45%, 10/07/02(e)              A-1+     P-1     18,300       18,300,000
-------------------------------------------------------------------------
 1.30%, 10/22/02(e)              A-1+     P-1     12,600       12,600,000
-------------------------------------------------------------------------
San Antonio (City of) Water &
 Sewer; Commercial Paper Notes
 1.25%, 10/21/02                 A-1+     P-1     32,200       32,200,000
-------------------------------------------------------------------------
San Jacinto (County of)
 Community College District;
 Funding Systems Series 2001 RB
 4.00%, 02/15/03(f)               AAA     Aaa      1,410        1,423,783
-------------------------------------------------------------------------
Shenandoah (City of) Health
 Facilities (Southwood Ltd I
 Project); VRD Series 1984 RB
 (LOC-Bank of America N.A.)
 1.87%, 12/01/14(d)(e)(l)         --      --       3,400        3,400,000
-------------------------------------------------------------------------
Sherman (City of) Higher
 Education Finance Corp.
 (Austin College Project); VRD
 Series 1997 RB (LOC-Bank
 of America N.A.)
 1.75%, 01/01/18(d)(e)           A-1+     --      12,800       12,800,000
-------------------------------------------------------------------------
Texas (State of); Series 2002
 TRAN
 2.75%, 08/29/03                 SP-1+   MIG-1    45,000       45,544,798
-------------------------------------------------------------------------
Trinity River Industrial
 Development Authority
 (Radiation Sterilizers); VRD
 Series 1985 IDR (LOC-American
 National Bank & Trust)
 1.45%, Series 1985 A
   11/01/05(d)(e)                 A-1     --       1,900        1,900,000
-------------------------------------------------------------------------
 1.45%, Series 1985 B
   11/01/05(d)(e)                 A-1     --       2,450        2,450,000
=========================================================================
                                                              230,647,303
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


UTAH-0.57%

Davis (County of) Housing
 Authority (Fox Creek
 Apartments); Refunding VRD
 Multi-Family Housing Series
 1997 A RB
 (LOC-Bank One Arizona N.A.)
 1.78%, 08/15/27(d)(e)            A-1     --     $ 4,240   $    4,240,000
-------------------------------------------------------------------------
JP Morgan Putters (Salt Lake
 County); VRD Hospital
 Series 2001 186Z RB
 1.78%, 05/15/14
 (Acquired 05/09/01;
 Cost $4,995,000)(d)(i)(k)       A-1+     --       4,995        4,995,000
-------------------------------------------------------------------------
Salt Lake City (City of)
 Industrial Development
 (Parkview Plaza Associates);
 VRD Series 1984 IDR (LOC-Bank
 One Arizona N.A.)
 1.75%, 12/01/14(e)(h)            A-1     --       2,175        2,175,000
=========================================================================
                                                               11,410,000
=========================================================================

VERMONT-0.13%

Vermont (State of) Student
 Assistance Corp.; VRD Student
 Loan Series 1985 RB (LOC-State
 Street Bank & Trust Co.)
 1.45%, 01/01/04(e)(h)            --    VMIG-1     2,640        2,640,000
=========================================================================

VIRGINIA-0.28%

Chesapeake (City of) Hospital
 Authority (Chesapeake General
 Hospital); VRD Hospital
 Facilities Series 2001 B RB
 (LOC-Suntrust Bank)
 1.70%, 07/01/31(d)(e)           A-1+     --       1,545        1,545,000
-------------------------------------------------------------------------
Norfolk (City of) (Sentara
 Health System);
 Commercial Paper Notes
 1.25%, 10/03/02                 A-1+     P-1      4,000        4,000,000
=========================================================================
                                                                5,545,000
=========================================================================

WASHINGTON-4.74%

ABN AMRO Munitops Ctfs. Trust
 (King County); Refunding VRD
 Ltd. Tax Multistate Non-AMT
 Series 2001-1 Ctfs.
 1.75%, 07/01/06
 (Acquired 01/04/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Clark (County of) Public
 Utility District # 001;
 Generating Systems Series 1995
 RB
 6.00%, 01/01/03(c)               AAA     Aaa      5,000        5,057,070
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State
 of Washington);
 VRD Series 984701 COP
 1.77%, 05/01/18
 (Acquired 07/20/00;
 Cost $14,400,000)(d)(i)(k)      A-1c     --     $14,400   $   14,400,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Washington Public Power
 Supply Systems Project No. 2);
 VRD Series 964703 Class A COP
 1.77%, 07/01/11
 (Acquired 05/02/01;
 Cost $5,870,000)(d)(i)(k)       A-1+     --       5,870        5,870,000
-------------------------------------------------------------------------
Everett (City of) Public
 Facilities District;
 Commercial Paper Notes
 (LOC-Bank of America N.A.)
 1.45%, 01/30/03(e)              A-1+     --       4,300        4,300,000
-------------------------------------------------------------------------
Issaquah (City of) Community
 Properties; VRD Special
 Revenue Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.70%, 02/15/21(d)(e)            --    VMIG-1    10,150       10,150,000
-------------------------------------------------------------------------
King (County of) Economic
 Enterprise Corp. (Puget Sound
 Blood Center Project); VRD
 Series 1998 IDR (LOC-U.S. Bank
 Trust N.A.)
 1.75%, 04/01/23(d)(e)            --    VMIG-1     4,110        4,110,000
-------------------------------------------------------------------------
King (County of) School
 District #411 (Issaquah);
 Refunding Unlimited Tax Series
 1992 GO
 6.50%, 12/01/02(b)(c)            AAA     Aaa      1,275        1,284,900
-------------------------------------------------------------------------
King and Snohomish (Counties
 of) School District #417
 (Northshore); Unlimited Tax
 Series 2002 GO
 3.00%, 12/01/02(f)               AAA     Aaa      8,050        8,071,215
-------------------------------------------------------------------------
Kitsap (County of); Ltd. Tax
 Series 2002 B GO
 3.50%, 12/01/02(f)               AAA     Aaa      1,790        1,794,410
-------------------------------------------------------------------------
Lake Tapps Parkway Properties;
 VRD Special Revenue Series
 1999 A RB (LOC-U.S. Bank N.A.)
 1.75%, 12/01/19(d)(e)            --    VMIG-1    11,500       11,500,000
-------------------------------------------------------------------------
Port Seattle (City of)
 Industrial Development Corp.
 (Sysco Food Services Project);
 Refunding VRD Series 1994 IDR
 1.85%, 11/01/25(d)              A-1+   VMIG-1     6,950        6,950,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WASHINGTON-(CONTINUED)

Seattle (City of) Housing
 Authority (Bayview Manor
 Project); VRD Low Income
 Housing Assistance Series 1994
 B RB
 (LOC-U.S. Bank of Washington)
 1.75%, 05/01/19(d)(e)            A-1     --     $ 2,525   $    2,525,000
-------------------------------------------------------------------------
Seattle (City of) Housing
 Authority (Pioneer Human
 Services Project); Refunding
 VRD Series 1995 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 12/01/15(d)(e)            A-1     --       2,990        2,990,000
-------------------------------------------------------------------------
Vancouver (City of) Housing
 Authority (Village Park
 Apartments Project); VRD
 Housing Series 2000 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 11/02/05(d)(e)            A-1     --       1,515        1,515,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (Tacoma Art
 Museum Project); VRD Series
 2002 RB
 (LOC-Northern Trust Co.)
 1.90%, 06/01/32(e)(j)            --    VMIG-1     3,400        3,400,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (University
 Preparatory Academy Project);
 VRD Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/30(d)(e)            --    VMIG-1     1,250        1,250,000
=========================================================================
                                                               95,167,595
=========================================================================

WEST VIRGINIA-0.55%

West Virginia (State of)
 Hospital Finance Authority
 (Cabell Huntington Project);
 Refunding VRD Series 2002 A-1
 RB
 (LOC-Bank One West Virginia)
 1.75%, 05/01/13(d)(e)            --    VMIG-1    11,000       11,000,000
=========================================================================

WISCONSIN-2.26%

Franklin Community Development
 Authority (Indian Community
 School-Milwaukee); VRD Series
 2002 RB (LOC-Bank One
 Wisconsin)
 1.70%, 07/01/22(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Menomonee Falls (City of);
 Unlimited Tax Promissory Notes
 Series 2002 GO
 3.10%, 06/01/03                  --      Aa3      6,000        6,045,132
-------------------------------------------------------------------------
Milwaukee (County of);
 Unlimited Tax Series 1997 A GO
 5.25%, 10/01/02(f)               AAA     Aaa      2,830        2,830,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WISCONSIN-(CONTINUED)

Milwaukee (City of)
 Metropolitan Sewer District;
 Unlimited Tax Series 1990 A GO
 6.70%, 10/01/02(c)               NRR     NRR    $ 5,000   $    5,000,000
-------------------------------------------------------------------------
Monona (City of) Grove
 (Township of) School District;
 Series 2002 BAN 2.88%,
 12/01/02                         --     MIG-1     1,000        1,002,351
-------------------------------------------------------------------------
Wind Point (City of) (The
 Johnson Foundation Project);
 VRD Series 2000 RB
 (LOC-Harris Trust & Savings
 Bank)
 1.70%, 09/01/35(d)(e)           A-1+     --       4,700        4,700,000
-------------------------------------------------------------------------
Wisconsin (State of); Unlimited
 Tax Series 1992 C GO
 6.20%, 05/01/03(b)(c)            NRR     Aaa      3,000        3,084,455
-------------------------------------------------------------------------
 6.25%, 05/01/03(b)(c)            NRR     Aaa      1,000        1,028,439
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Benevolent Corp. of
 Cedar Lake Home Campus
 Project); VRD Series 2002 B RB
 (LOC-National Exchange Bank
 and Trust & Federal Home Loan
 Bank)
 1.80%, 06/01/32(d)(e)            --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Clinic-La
 Crosse Inc. Project); Series
 1996 RB
 5.10%, 12/01/02(f)               AAA     Aaa      1,000        1,005,180
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Lutheran
 Project); VRD Series 2000 B RB
 2.15%, 12/01/29(f)(j)           A-1+     --     $ 1,180   $    1,180,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Sinai Samaritan
 Medical Center); VRD Series
 1994 A RB LOC-M&I Bank)
 1.75%, 09/01/19(d)(e)            A-1     --       3,938        3,938,000
-------------------------------------------------------------------------
Wisconsin (State of) School
 Districts Cash Flow Management
 Program; COP
 2.25%, Series 2001 B-1
   11/01/02                       --     MIG-1     2,415        2,415,462
-------------------------------------------------------------------------
 2.25%, Series 2001 B-2
   11/01/02                       --     MIG-1     2,500        2,500,582
=========================================================================
                                                               45,329,601
=========================================================================

WYOMING-0.05%

Cheyenne (City of); Refunding
 Unlimited Tax Series 1992 GO
 6.05%, 12/01/02(b)(c)            NRR     NRR      1,000        1,007,547
=========================================================================
TOTAL INVESTMENTS-101.30% (Cost
 $2,035,712,614)(m)                                         2,035,712,614
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.30%)                         (26,072,720)
=========================================================================
NET ASSETS-100.00%                                         $2,009,639,894
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs.     - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). Except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/02.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is rate in effect on 09/30/02.
(i) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is rate in effect on 09/30/02.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The aggregate market value of these securities at 09/30/02 was $494,020,000, which represented 24.58% of the Fund's net assets.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

ASSETS:

Investments, at value (amortized cost)           $ 2,035,712,614
----------------------------------------------------------------
Cash                                                  10,971,249
----------------------------------------------------------------
Receivables for:
  Investments sold                                       750,000
----------------------------------------------------------------
  Interest                                             8,309,239
----------------------------------------------------------------
Investment for deferred compensation plan                 51,972
----------------------------------------------------------------
Other assets                                              84,438
================================================================
    Total assets                                   2,055,879,512
________________________________________________________________
----------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                               43,820,869
----------------------------------------------------------------
  Dividends                                            2,123,956
----------------------------------------------------------------
  Deferred compensation plan                              51,972
----------------------------------------------------------------
Accrued distribution fees                                110,431
----------------------------------------------------------------
Accrued directors' fees                                    4,586
----------------------------------------------------------------
Accrued transfer agent fees                               32,399
----------------------------------------------------------------
Accrued operating expenses                                95,405
================================================================
    Total liabilities                                 46,239,618
================================================================
Net assets applicable to shares outstanding      $ 2,009,639,894
________________________________________________________________
----------------------------------------------------------------

NET ASSETS:

Institutional Class                              $ 1,186,669,646
________________________________________________________________
----------------------------------------------------------------
Private Investment Class                         $   188,293,764
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class                        $    17,165,840
________________________________________________________________
----------------------------------------------------------------
Cash Management Class                            $   385,862,501
________________________________________________________________
----------------------------------------------------------------
Reserve Class                                    $    14,039,151
________________________________________________________________
----------------------------------------------------------------
Resource Class                                   $   217,608,992
________________________________________________________________
----------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                     $16,600,000,000
----------------------------------------------------------------
  Outstanding                                      1,186,639,094
________________________________________________________________
----------------------------------------------------------------
Private Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        188,284,049
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         17,163,005
________________________________________________________________
----------------------------------------------------------------
Cash Management Class:
  Authorized                                       6,100,000,000
----------------------------------------------------------------
  Outstanding                                        385,866,397
________________________________________________________________
----------------------------------------------------------------
Reserve Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         14,037,095
________________________________________________________________
----------------------------------------------------------------
Resource Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        217,608,534
________________________________________________________________
----------------------------------------------------------------
Net asset value and offering price per share
  for each class                                 $          1.00
________________________________________________________________
----------------------------------------------------------------

STATEMENT OF OPERATIONS
------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                            $16,174,557
===============================================================

EXPENSES:

Advisory fees                                         2,235,179
---------------------------------------------------------------
Administrative services fees                            180,811
---------------------------------------------------------------
Custodian fees                                           42,578
---------------------------------------------------------------
Distribution fees:
  Private Investment Class                              450,567
---------------------------------------------------------------
  Personal Investment Class                              40,511
---------------------------------------------------------------
  Cash Management Class                                 179,230
---------------------------------------------------------------
  Reserve Class                                          85,047
---------------------------------------------------------------
  Resource Class                                        174,609
---------------------------------------------------------------
Transfer agent fees                                     183,541
---------------------------------------------------------------
Directors' fees                                          11,078
---------------------------------------------------------------
Other                                                   204,022
===============================================================
    Total expenses                                    3,787,173
===============================================================
Less: Fees waived                                      (850,541)
===============================================================
    Net expenses                                      2,936,632
===============================================================
Net investment income                                13,237,925
===============================================================
Net realized gain (loss) from investment
  securities                                            (25,175)
===============================================================
Net increase in net assets resulting from
  operations                                        $13,212,750
_______________________________________________________________
---------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED MARCH 31, 2002 (UNAUDITED)

                                                                      SEPTEMBER 30,               MARCH 31,
                                                                           2002                      2002
                                                              ------------------------------    --------------
OPERATIONS:

  Net investment income                                               $   13,237,925            $   30,654,351
--------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                        (25,175)                   49,753
==============================================================================================================
    Net increase in net assets resulting from operations                  13,212,750                30,704,104
==============================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                     (8,997,708)              (22,419,192)
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                  (959,627)               (3,180,546)
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                  (40,857)                 (439,500)
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   (2,194,939)               (3,004,510)
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                              (43,411)                 (264,155)
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          (1,001,383)               (1,346,448)
--------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                                    (52,364,319)              309,095,270
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                 9,204,890                37,137,251
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                               12,068,441                 4,372,127
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   65,352,225               304,845,825
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           (4,159,776)                2,327,048
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          80,299,201               121,845,326
==============================================================================================================
    Net increase in net assets                                           110,375,487               779,672,600
==============================================================================================================

NET ASSETS:

  Beginning of period                                                  1,899,264,407             1,119,591,807
==============================================================================================================
  End of period                                                       $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                          $2,009,681,667            $1,899,281,005
--------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                               (41,773)                  (16,598)
==============================================================================================================
                                                                      $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of six different classes of shares that have commenced operations, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.22%. This limitation may be terminated or modified at any time. For the six months ended September 30, 2002, AIM waived fees of $525,625.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2002, AIM was paid $180,811 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2002, AFS retained $157,773 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended September 30, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $225,284, $27,866, $143,384, $68,827 and $139,687, respectively, as compensation under the Plan which included waivers by FMC of $324,916.

  Certain officers and directors of the Fund are officers of AIM, FMC, and AFS.

  During the six months ended September 30, 2002, the Fund paid legal fees of $3,796 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 2002 and the year ended March 31, 2002 were as follows:

                                                          SIX MONTHS ENDED                            YEAR ENDED
                                                         SEPTEMBER 30, 2002                         MARCH 31, 2002
                                                 -----------------------------------      -----------------------------------
                                                     SHARES              AMOUNT               SHARES              AMOUNT
                                                 --------------      ---------------      --------------      ---------------
Sold:
  Institutional Class                             4,474,585,273      $ 4,474,585,273       7,241,807,989      $ 7,241,807,989
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          159,895,261          159,895,261         373,567,962          373,567,962
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          36,107,395           36,107,395         410,703,599          410,703,599
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           1,237,260,146        1,237,260,146       1,363,378,123        1,363,378,123
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      86,299,056           86,299,056         204,218,294          204,218,294
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    408,388,087          408,388,087         403,486,783          403,486,783
=============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                 2,188,665            2,188,665           2,929,243            2,929,243
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              664,023              664,023           2,271,450            2,271,450
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              10,987               10,987             375,657              375,657
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               1,978,507            1,978,507           2,058,372            2,058,372
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          45,207               45,207             286,448              286,448
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        882,977              882,977           1,244,055            1,244,055
=============================================================================================================================
Reacquired:
  Institutional Class                            (4,529,138,257)      (4,529,138,257)     (6,935,641,962)      (6,935,641,962)
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         (151,354,394)        (151,354,394)       (338,702,161)        (338,702,161)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (24,049,941)         (24,049,941)       (406,707,129)        (406,707,129)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                          (1,173,886,428)      (1,173,886,428)     (1,060,590,670)      (1,060,590,670)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                     (90,504,039)         (90,504,039)       (202,177,694)        (202,177,694)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (328,971,863)        (328,971,863)       (282,885,512)        (282,885,512)
=============================================================================================================================
                                                    110,400,662      $   110,400,662         779,622,847      $   779,622,847
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:

                                   2002           2001
                                -----------    -----------
Distributions paid from:
  Ordinary income-tax-exempt    $30,654,351    $39,911,655
__________________________________________________________
==========================================================


  As of March 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary
  income-(tax-exempt)                      $      107,080
---------------------------------------------------------
Post-October loss deferral                           (277)
---------------------------------------------------------
Capital loss carryforward                         (16,322)
---------------------------------------------------------
Temporary book/tax differences                   (107,079)
---------------------------------------------------------
Capital (Par value and additional
  paid-in)                                  1,899,281,005
=========================================================
                                           $1,899,264,407
_________________________________________________________
=========================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

  The Fund's capital loss carryforward of $16,322 as of March 31, 2002 may be carried forward to offset taxable gains, if any, which expires, if not previously utilized, in the year 2004.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Institutional Class outstanding throughout the periods indicated.


                                                                       INSTITUTIONAL CLASS
                                          -----------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                             YEAR ENDED MARCH 31,
                                          SEPTEMBER 30,    ------------------------------------------------------------
                                             2002             2002         2001        2000         1999         1998
                                          -------------    ----------    --------    --------    ----------    --------
Net asset value, beginning of period       $     1.00      $     1.00    $   1.00    $   1.00    $     1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                            0.01            0.02        0.04        0.03          0.03        0.03
=======================================================================================================================
Less distributions from net investment
  income                                        (0.01)          (0.02)      (0.04)      (0.03)        (0.03)      (0.03)
=======================================================================================================================
Net asset value, end of period             $     1.00      $     1.00    $   1.00    $   1.00    $     1.00    $   1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                  0.66%           2.17%       3.95%       3.32%         3.23%       3.55%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $1,186,670      $1,239,058    $929,921    $964,396    $1,072,597    $896,904
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                               0.22%(b)        0.22%       0.20%       0.20%         0.20%       0.20%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                            0.27%(b)        0.28%       0.29%       0.29%         0.28%       0.27%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to
  average net assets                             1.31%(b)        2.01%       3.84%       3.25%         3.16%       3.49%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,364,987,680.

                     SEMI-ANNUAL REPORT / SEPTEMBER 30, 2002

                        TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                    [FUND MANAGEMENT LOGO APPEARS HERE--SM]


                                    DIRECTORS
Frank S. Bayley                                                Robert H. Graham
Bruce L. Crockett                                            Prema Mathai-Davis
Albert R. Dowden                                               Lewis F. Pennock
Edward K. Dunn, Jr.                                             Ruth H. Quigley
Jack M. Fields                                                   Louis S. Sklar
Carl Frischling

                                    OFFICERS
Robert H. Graham                                           Chairman & President
Gary T. Crum                                                 Sr. Vice President
Carol F. Relihan                                 Sr. Vice President & Secretary
Dana R. Sutton                                       Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                        90 Washington Street, 11th Floor
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


TFIC-SAR-2

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           At the writing of my most recent letter to the shareholders
ROBERT H.           of the Cash Reserve Portfolio, the projection for the
GRAHAM].            annualized growth of the U.S. gross domestic product (GDP)
                    for the first-quarter of 2002 was 5.8%. The actual rate ended up being 5.0%. In the second quarter, growth slowed to an annualized rate of 1.1%. The advance estimate of the annualized GDP growth for the third quarter, which ended on September 30, was 3.1%. While the GDP numbers reflect slow growth, other economic indicators, such as a decrease in the number of new orders in the manufacturing industry, have added to concern about the strength of the economy. The financial markets have reflected the sluggishness of the economy with disappointing returns.

                        Along with anemic economic growth, the job market has
                    remained weak. The seasonally adjusted rate of unemployment for September was 5.6%. After the reporting period ended, the unemployment rate for October was announced at 5.7%. On top of the sometimes disheartening economic news, disconcerting world events and reports of corporate wrongdoing contributed to continued volatility and declines in the equity market. The quarter ending September 30, 2002, has been the worst quarter for equity markets since 1987.

    As you may remember, the fed funds rate (the rate banks charge one another for overnight loans) was lowered 11 times last year, with the last reduction occurring in December 2001, when the rate was lowered to 1.75%. Since then, the Federal Reserve's Federal Open Markets Committee (FOMC) has had six regularly scheduled meetings at which it left the rate unchanged. However, after the period covered by this report had ended, on November 6, 2002, the FOMC lowered the Fed funds rate to 1.25%. As you know, the purpose of lowering the rate is to stimulate economic growth. Unfortunately, the low rate negatively impacts the yield on money market portfolios.

================================================================================

YIELDS AS OF 9/30/02

                                        Monthly             Seven-Day
                                         Yield                Yield

Cash Reserve Portfolio,                   1.05%                1.18%
Private Investment Class

iMoneyNet All Tax-Free                    0.95%                1.08%
Money Fund Averages--Trademark--

iMoneyNet All Tax-Free Money              0.89%                1.01%
Funds, Stockbroker and General
Purpose--Trademark--

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. iMoneyNet, Inc. All Tax-Free Money Fund Average consists of 523 funds that invest in short-term municipal securities, which are exempt from federal taxation. The Stockbroker and General Purpose category consists of funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

================================================================================

SAFETY AND STABILITY REMAIN HALLMARKS OF FUND

For the six-month period ended September 30, 2002, Cash Reserve Portfolio, Private Investment Class, maintained its competitive position, as shown in the table. Had the advisor and distributor not waived fees and expenses, performance would have been lower. Net assets of the Private Investment Class of the portfolio stood at $188.3 million at the close of the period.


                                                                     (continued)

    The portfolio also maintained the quality of its holdings, consistent with its triple-A credit rating, the highest given by Moody's Investors Service, Standard & Poor's, and Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.

    Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.

    We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-3.29%

Alabama (State of) Public
 School and College Authority;
 Refunding Series 1993 A RB
 5.75%, 08/01/03                  AA      Aa3    $ 1,900   $    1,966,986
-------------------------------------------------------------------------
Alabama State University;
 Refunding General Tuition and
 Fee Series 1993 RB
 5.70%, 05/01/03(b)(c)            AAA     Aaa      2,000        2,089,282
-------------------------------------------------------------------------
Birmingham (City of) Medical
 Clinic Board (University of
 Alabama Health Services
 Foundation); VRD Series 1991
 RB (LOC-Amsouth Bank)
 1.85%, 12/01/26(d)(e)            A-1   VMIG-1    19,600       19,600,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (Children's Zoo Project); VRD
 Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 05/01/07(d)(e)            --    VMIG-1     6,000        6,000,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (YMCA Project); Refunding VRD
 Series 1996 RB
 (LOC-Amsouth Bank)
 1.83%, 06/01/16(d)(e)            --    VMIG-1     2,470        2,470,000
-------------------------------------------------------------------------
Homewood (City of) Medical
 Clinic Board (Lakeshore
 Foundation Project); VRD Lease
 Revenue Series 2000 RB
 (LOC-Amsouth Bank)
 1.78%, 11/01/24(d)(e)            A-1     --       7,830        7,830,000
-------------------------------------------------------------------------
Hoover (City of) Board of
 Education; Refunding Series
 2001 Special Tax Anticipation
 Warrants
 4.25%, 02/15/03(f)               AAA     Aaa      1,085        1,094,575
-------------------------------------------------------------------------
Ridge Improvement District; VRD
 Improvement Series 2000
 Special Assessment
 (LOC-Amsouth Bank)
 1.80%, 10/01/25(d)(e)            --    VMIG-1    12,000       12,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-(CONTINUED)

Tuscaloosa (City of)
 Educational Building Authority
 (Stillman College Project);
 Refunding VRD Series 2002 A RB
 (LOC-Amsouth Bank)
 1.93%, 10/01/23(d)(e)            --    VMIG-1   $13,068   $   13,068,000
=========================================================================
                                                               66,118,843
=========================================================================

ALASKA-0.14%

Alaska (State of) Industrial
 Development and Export
 Authority (Safeway Inc.
 Projects); Refunding
 Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/01/02(e)              A-1+     --       2,825        2,825,000
=========================================================================

ARIZONA-0.54%

Arizona (State of) Water
 Infrastructure Finance
 Authority; Water Quality
 Series 2001 A RB
 4.00%, 10/01/02                  --      Aaa      5,495        5,495,000
-------------------------------------------------------------------------
Phoenix (City of) Civic
 Improvement Corp.; Wastewater
 System Lease Series 1993 RB
 6.13%, 07/01/03(b)(c)            AAA     NRR      5,000        5,270,260
=========================================================================
                                                               10,765,260
=========================================================================

ARKANSAS-0.46%

Fayetteville (City of) Sales &
 Use Tax; Capital Improvement
 Series 2002 RB
 2.00%, 06/01/03                  AA-     --       2,200        2,204,326
-------------------------------------------------------------------------
North Little Rock (City of);
 Refunding Electric
 Series 1992 A RB
 6.15%, 07/01/03(f)               AAA     Aaa      3,245        3,356,547
-------------------------------------------------------------------------
Pulaski (County of) Public
 Facilities Board (Health
 Facilities-Central Arkansas
 Radiation Therapy Inc.
 Project); VRD Educational
 Facilities Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/08(d)(e)(g)         --      --       3,610        3,610,000
=========================================================================
                                                                9,170,873
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

COLORADO-1.79%

287/42 General Improvement
 District; VRD Ltd. Tax Series
 2000 GO (LOC-U.S. Bank N.A.)
 1.74%, 12/01/31(d)(e)            A-1     --     $ 3,000   $    3,000,000
-------------------------------------------------------------------------
Arvada (City of) (Water Utility
 Improvements); Refunding VRD
 Series 2001 RB
 1.50%, 11/01/20(f)(h)           A-1+     Aaa      1,000        1,000,000
-------------------------------------------------------------------------
Boulder (City of) (Library
 Capital Improvements);
 Refunding Unlimited Tax
 Series 2001 GO
 3.50%, 10/01/02                  AA+     Aa1        775          775,000
-------------------------------------------------------------------------
Colorado (State of) Educational
 & Cultural Facilities
 Authority (Denver Museum
 Project); VRD Series 2001 RB
 (LOC-Bank One Colorado N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,000        9,000,000
-------------------------------------------------------------------------
Colorado (State of) Health
 Facilities Authority (Golden
 West Manor Inc. Project); VRD
 Series 2002 A RB
 (LOC-U.S. Bank N.A.)
 1.72%, 07/01/32(d)(e)            A-1     --       4,210        4,210,000
-------------------------------------------------------------------------
Denver City and County Airport;
 Series 1992 A RB
 7.25%, 11/15/02(b)(c)            AAA     Aaa      1,670        1,714,385
-------------------------------------------------------------------------
 7.50%, 11/15/02(b)(c)            AAA     Aaa      1,000        1,026,726
-------------------------------------------------------------------------
Idaho Springs (City of)
 Industrial Development
 (Safeway Inc. Project);
 Refunding Series 1993 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(e)              A-1+     --       1,310        1,310,000
-------------------------------------------------------------------------
Jefferson (County of) School
 District # R-001; Unlimited
 Tax Series 1992 GO
 6.00%, 12/15/02(b)(c)            AAA     Aaa      1,000        1,018,414
-------------------------------------------------------------------------
JP Morgan Putters (State of
 Colorado Department of
 Transportation); VRD Series
 2000-249 RB
 1.78%, 06/15/14
 (Acquired 09/09/02;
 Cost $11,015,000)(d)(i)(k)      A-1+     --      11,015       11,015,000
-------------------------------------------------------------------------
Westminster (City of);
 Refunding Sales & Use Tax
 Series 1992 A RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,008,183
-------------------------------------------------------------------------
Westminster (City of) Water &
 Wastewater Utilities;
 Refunding Series 2001 RB
 4.00%, 12/01/02(f)               AAA     Aaa      1,000        1,003,292
=========================================================================
                                                               36,081,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


DISTRICT OF COLUMBIA-0.25%

District of Columbia (Abraham &
 Laura Lisner Home for Aged
 Women); VRD Series 1992 RB
 (LOC-Bank of America NT & SA)
 1.70%, 07/01/22(d)(e)            --    VMIG-1   $ 5,000   $    5,000,000
=========================================================================

DELAWARE-0.14%

Sussex (County of); Unlimited
 Tax Series 2001 GO
 4.00%, 10/15/02                  --      Aa3      1,490        1,491,213
-------------------------------------------------------------------------
Wilmington (City of); Refunding
 Unlimited Tax Series 2001 GO
 3.25%, 12/01/02(f)               AAA     Aaa      1,320        1,323,197
=========================================================================
                                                                2,814,410
=========================================================================

FLORIDA-6.52%

Collier (County of) Industrial
 Development Authority
 (Community School of Naples
 Project); VRD Educational
 Facilities Series 1999 IDR
 (LOC-Bank of America N.A.)
 1.75%, 10/01/19
 (Acquired 06/05/02;
 Cost $4,100,000)(d)(e)(g)(k)     --      --       4,100        4,100,000
-------------------------------------------------------------------------
Florida (State of) Municipal
 Power Agency (Stanton II
 Project); Series 1992 RB
 6.00%, 10/01/02(b)(c)            AAA     Aaa      1,030        1,050,600
-------------------------------------------------------------------------
Gulf Breeze (City of)
 Healthcare Facilities
 (Heritage Healthcare of
 America Project); VRD Series
 1999 RB (CEP-American
 International Group Inc.)
 1.83%, 01/01/24
 (Acquired 04/15/99-08/27/02;
 Cost $24,900,000)(d)(k)          --    VMIG-1    24,900       24,900,000
-------------------------------------------------------------------------
Jacksonville (City of) Health
 Facilities Authority (Samuel
 C. Taylor Foundation Project);
 Refunding VRD Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/23
 (Acquired 02/20/01;
 Cost $2,400,000)(d)(e)(g)(k)     --      --       2,400        2,400,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
FLORIDA-(CONTINUED)

Jacksonville (City of) Health
 Facilities Authority
 (University of Florida
 Jacksonville Physicians, Inc);
 Refunding VRD Series 2002 RB
 (LOC-Bank of America N.A.)
 1.70%, 06/01/22(d)(e)            --    VMIG-1   $12,930   $   12,930,000
-------------------------------------------------------------------------
JP Morgan Putters
 (State of Florida Turnpike
 Authority); VRD Turnpike
 Series 2000-281Z A RB
 1.78%, 07/01/29
 (Acquired 07/18/01-08/17/01;
 Cost $16,820,000)(d)(i)(k)      A-1+     --      16,820       16,820,000
-------------------------------------------------------------------------
Marion (County of) Hospital
 District (Munroe Regional
 Health System); VRD Health
 System Improvement
 Series 2000 RB
 (LOC-Amsouth Bank of Florida)
 1.75%, 10/01/30(d)(e)            --    VMIG-1    13,875       13,875,000
-------------------------------------------------------------------------
Miami (City of) Health
 Facilities Authority (Mercy
 Hospital Inc. Project);
 Refunding VRD Health
 Facilities Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.70%, 08/01/20(d)(e)           A-1+   VMIG-1     1,150        1,150,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Educational Facilities
 Authority (Carlos Albizu
 University Project); VRD
 Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 12/01/25(d)(e)(g)         --      --       8,100        8,100,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Industrial Development
 Authority (Palmer Trinity
 School Project);
 VRD Series 1999 IDR
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/19(d)(e)(g)         --      --       2,800        2,800,000
-------------------------------------------------------------------------
North Miami (City of)
 Educational Facilities (Miami
 Country Day School Project);
 VRD Series 1999 RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/19(d)(e)(g)         --      --       1,650        1,650,000
-------------------------------------------------------------------------
Orange (County of) Health
 Facilities Authority
 (Presbyterian Retirement
 Communities Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 11/01/28
 (Acquired 11/14/01-02/15/02;
 Cost $8,345,000)(d)(e)(g)(k)     --      --       8,345        8,345,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

FLORIDA-(CONTINUED)

Palm Beach (County of) (St.
 Andrews School-Boca Raton);
 VRD Series 1998 RB (LOC-Bank
 of America N.A.)
 1.75%, 10/01/28
 (Acquired 01/03/02;
 Cost $13,100,000)(d)(e)(g)(k)    --      --     $13,100   $   13,100,000
-------------------------------------------------------------------------
Palm Beach (County of)
 Educational Facilities
 Authority (Atlantic College
 Project); Refunding VRD
 Educational Facilities Series
 2001 RB (LOC-Bank of America
 N.A.)
 1.75%, 12/01/31(d)(e)(g)         --      --       3,000        3,000,000
-------------------------------------------------------------------------
Palm Beach (County of) Health
 Facilities Authority (Jupiter
 Medical Center Inc. Project);
 VRD Series 1999 B RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/20
 (Acquired 05/02/02-07/22/02;
 Cost $5,220,000)(d)(e)(g)(k)     --      --       5,220        5,220,000
-------------------------------------------------------------------------
Saint Lucie (County of)
 (Savannahs Hospital Project);
 VRD Series 1985 RB
 (LOC-Canadian Imperial Bank of
 Commerce)
 1.70%, 11/01/15(d)(e)           A-1+     --       4,715        4,715,000
-------------------------------------------------------------------------
Seminole (County of) Industrial
 Development Authority (Florida
 Living Nursing Home); VRD
 Multimodal Health Facilities
 Series 1991 IDR (LOC-Bank of
 America N.A.)
 1.75%, 02/01/11(d)(e)            --    VMIG-1     1,400        1,400,000
-------------------------------------------------------------------------
Tampa (City of) (Agency for
 Community Treatment DACCO
 Project); VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/22(d)(e)(g)         --      --       5,400        5,400,000
=========================================================================
                                                              130,955,600
=========================================================================

GEORGIA-5.60%

Atlanta (City of); Unlimited
 Tax Series 2002 A TAN
 1.65%, 12/31/02                 SP-1+   MIG-1    12,000       12,001,454
-------------------------------------------------------------------------
Burke (County of) Development
 Authority (Oglethorpe Power
 Corp.-Vogtle Nuclear Plant);
 Refunding Pollution Control
 Series 1992 IDR
 8.00%, 01/01/03(b)(c)            AAA     Aaa      5,000        5,231,425
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
GEORGIA-(CONTINUED)

Cobb (County of); Unlimited Tax
 Series 2002 TAN
 2.50%, 12/31/02                 SP-1+   MIG-1   $21,025   $   21,072,313
-------------------------------------------------------------------------
Cobb (County of) Kennestone
 Hospital Authority (Equipment
 Pool Project);
 VRD Series 1999 RAC
 1.80%, 04/01/26(d)              A-1+   VMIG-1    23,500       23,500,000
-------------------------------------------------------------------------
Cobb (County of) School
 District; Series 2002
 Revenue Notes
 2.50%, 12/31/02                  --     MIG-1    15,000       15,036,560
-------------------------------------------------------------------------
De Kalb (County of) Development
 Authority (Green Forest
 Community Development Project);
 VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.70%, 02/01/22
 (Acquired 07/02/02;
 Cost $6,580,000)(d)(e)(k)       A-1+     --       6,580        6,580,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Georgia); VRD Series
 2000-1001 Class C COP
 1.77%, 07/01/15
 (Acquired 07/26/00-01/31/02;
 Cost $20,000,000)(d)(i)(k)      A-1+     --      20,000       20,000,000
-------------------------------------------------------------------------
Fulton (County of) Development
 Authority (Bridgeway
 Foundation for Education
 Project); VRD Educational
 Facilities Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.70%, 06/01/15(d)(e)            A-1     --       1,800        1,800,000
-------------------------------------------------------------------------
Smyrna (City of) Hospital
 Authority (Ridgeview Institute
 Inc. Project); VRD Series 2002
 RB (LOC-Wachovia Bank N.A.)
 1.70%, 11/01/27(d)(e)            --    VMIG-1     2,510        2,510,000
-------------------------------------------------------------------------
South Georgia (State of)
 Hospital Authority (Georgia
 Alliance Community Hospitals);
 VRD Series 1999 A RB
 1.75%, 04/01/29(d)(f)            --    VMIG-1     4,900        4,900,000
=========================================================================
                                                              112,631,752
=========================================================================

HAWAII-0.33%

Eagle Tax Exempt Trust
 (State of Hawaii);
 VRD Series 2000-1101 COP1.77%,
 12/01/16
 (Acquired 01/11/01;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

HAWAII-(CONTINUED)

Honolulu (City and County of);
 Unlimited Tax Series 1993 B GO
 5.00%, 10/01/02                  AA-     Aa3    $   745   $      745,000
=========================================================================
                                                                6,745,000
=========================================================================

IDAHO-0.60%

Idaho (State of);
 Series 2002 TAN
 3.00%, 06/30/03                 SP-1+   MIG-1    12,000       12,120,517
=========================================================================

ILLINOIS-11.17%

ABN AMRO Munitops Ctfs. Trust
 (City of Chicago); Refunding
 VRD Ltd. Tax Multistate
 Non-AMT Series 2001-34 Ctfs.
 1.75%, 07/01/07
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs.(State
 of Illinois); VRD Series
 2002-190 Class A RB
 1.75%, 06/05/14
 (Acquired 05/06/02;
 Cost $10,130,000)(d)(i)(k)       A-1     --      10,130       10,130,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs. (State
 of Illinois Sales Tax); VRD
 Series 1998-25 Class A RB
 1.75%, 03/15/07
 (Acquired 08/26/99;
 Cost $10,000,000)(d)(i)(k)       A-1     --      10,000       10,000,000
-------------------------------------------------------------------------
Chicago (City of); Ltd. Tender
 Notes Tax Series 2001 GO
 (LOC-Landesbank
   Hesset-Thuringen)
   1.90%, 10/31/02(b)(e)         A-1+   VMIG-1     4,500        4,500,000
-------------------------------------------------------------------------
Chicago (City of) Board of
 Education; VRD Unlimited Tax
 Series 2000 C GO
 1.70%, 03/01/32(d)(f)           A-1+   VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
Cook (County of); Refunding
 Unlimited Tax Series 1992 C GO
 5.63%, 11/15/02(f)               AAA     Aaa      1,000        1,005,185
-------------------------------------------------------------------------
Cook (County of) Community
 Consolidated School District
 #65 (Evanston); Unlimited Tax
 Series 1994 B GO
 6.20%, 12/01/02(b)(c)            AAA     Aaa      2,445        2,462,737
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
 (City of Chicago);
 VRD Series 2001-1305 COP
 1.83%, 01/01/35
 (Acquired 04/02/01;
 Cost $4,950,000)(d)(i)(k)       A-1+     --     $ 4,950   $    4,950,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Park District); VRD
 Series 2002-1306 COP
 1.77%, 01/01/29
 (Acquired 05/05/02;
 Cost $5,500,000)(d)(i)(k)       A-1+     --       5,500        5,500,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Water & Sewer); VRD
 Series 2001-1308 COP
 1.77%, 11/01/26
 (Acquired 12/12/01;
 Cost $8,655,000)(d)(i)(k)       A-1+     --       8,655        8,655,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook
 County Regional Transportation
 Authority); VRD Series
 2000-1301 COP
 1.77%, 07/01/23
 (Acquired 03/26/01-05/30/01;
 Cost $19,000,000)(d)(i)(k)      A-1+     --      19,000       19,000,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Illinois);
 VRD Series 2000-1304 COP
 1.77%, 06/01/21
 (Acquired 06/27/00;
 Cost $7,340,000)(d)(i)(k)       A-1+     --       7,340        7,340,000
-------------------------------------------------------------------------
East Peoria (City of)
 (Radnor/East Peoria
 Partnership Project);
 Multi-Family Housing VRD
 Series 1983 RB (LOC-Bank of
 America NT & SA)
 1.95%, 06/01/08(d)(e)            --      Aa1      2,000        2,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Chicago); GO 1.75%,
 VRD Ltd. Tax Series 2000
 A12 01/01/23
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
 1.75%, VRD Ltd. Tax
 Series 2002
 A44 01/01/20
 (Acquired 08/02/02;
 Cost $7,890,000)(d)(i)(k)        --    VMIG-1     7,890        7,890,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

First Union Merlots (Cook
 County Regional Transportation
 Authority); GO  1.75%, VRD
 Series 2001 A93 07/01/27
 (Acquired 10/10/01;
 Cost $3,695,000)(d)(i)(k)        --    VMIG-1   $ 3,695   $    3,695,000
-------------------------------------------------------------------------
 1.75%, VRD Unlimited Tax
 Series 2002 A41 06/01/17
 (Acquired 07/25/02;
 Cost $9,000,000)(d)(f)(i)(k)     --    VMIG-1     9,000        9,000,000
-------------------------------------------------------------------------
First Union Merlots (State of
 Illinois); VRD Unlimited Tax
 Series 2001 A124 GO
 1.75%, 11/01/26
 (Acquired 10/10/01-09/18/02;
 Cost $6,580,000)(d)(i)(k)        A-1     --       6,580        6,580,000
-------------------------------------------------------------------------
First Union Merlots (University
 of Illinois);
 VRD Series 2000 S RB
 1.75%, 04/01/30
 (Acquired 03/20/00-02/12/01;
 Cost $7,400,000)(d)(i)(k)        --    VMIG-1     7,400        7,400,000
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1993 GO
 5.70%, 04/01/03(b)(c)            NRR     NRR      2,000        2,083,463
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1994 GO
 5.25%, 04/01/03                  AA      Aa2      2,980        3,035,340
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1995 GO
 5.13%, 12/01/02(f)               AAA     Aaa      1,000        1,005,313
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority; VRD Series
 2002 RAN (LOC-Harris Trust &
 Savings Bank)
 1.75%, 06/30/03(d)(e)           A-1+     --       4,970        4,970,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (American
 College of Surgeons); VRD
 Series 1996 RB
 (LOC-Northern Trust Co.)
 1.80%, 08/01/26(d)(e)           A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority
 (Bochasanwais Shree Akshar
 Inc. Project);
 VRD Series 2002 RB
 (LOC-Comerica Bank Texas)
 1.70%, 06/01/17(d)(e)            A-1     --       4,500        4,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Illinois (State of) Development
 Finance Authority (Chicago
 Commons Association Project);
 VRD Series 1999 RB
 (LOC-Bank of America NT & SA)
 1.70%, 01/01/29(d)(e)           A-1+     --     $ 4,000   $    4,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Evanston
 Northwestern);
 VRD Series 2001 C RB
 1.70%, 05/01/31(d)              A-1+   VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (West
 Central Illinois Educational
 Project); VRD Series 2002 RB
 (LOC-American National Bank &
 Trust)
 1.75%, 09/01/32(d)(e)            --    VMIG-1     4,800        4,800,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Wheaton
 School 200); School District
 Program Series 1993 RB
 4.75%, 12/01/02(f)               AAA     Aaa      1,000        1,005,041
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (YMCA of
 Metro Chicago Project); VRD
 Series 2001 RB (LOC-Harris
 Trust & Savings Bank)
 2.00%, 06/01/29(e)(j)           A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
Illinois (State of) Educational
 Facilities Authority;
 Commercial Paper Notes
 (LOC-Northern Trust Co.)
 1.30%, 10/17/02(e)              A-1+     --       4,979        4,979,000
-------------------------------------------------------------------------
Illinois (State of) Health
 Facilities Authority
 (Northwestern Memorial
 Hospital); Refunding VRD
 Series 2002 C RB
 2.00%, 08/15/32(j)              A-1+   VMIG-1     2,700        2,700,000
-------------------------------------------------------------------------
Illinois (State of) Toll
 Highway Authority; Refunding
 VRD Toll Highway
 Series 1998 B RB
 1.70%, 01/01/16(d)(f)            --    VMIG-1     6,600        6,600,000
-------------------------------------------------------------------------
 1.70%, 01/01/17(d)(f)            --    VMIG-1     4,600        4,600,000
-------------------------------------------------------------------------
Sangamon (County of) School
 District (#186 Springfield);
 Series 2002 TAN
 2.38%, 12/20/02                 SP-1+    --      11,000       11,018,378
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

Winnebago & Boone (Counties of)
 School District #205;
 Unlimited Tax Series 1989 GO
 7.30%, 02/01/03(c)               AAA     Aaa    $ 4,475   $    4,562,520
=========================================================================
                                                              224,466,977
=========================================================================

INDIANA-3.39%

ABN AMRO Munitops Ctfs. Trust
 (City of Indianapolis Bond
 Bank-Waterworks); Non-AMT
 Series 2002-7 Ctfs.
 2.00%, 05/21/03 (Acquired
 05/30/02;
 Cost $10,000,000)(b)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Indiana (State of) Bond Bank
 (Advanced Funding Program
 Notes); Series 2002 A-2
 Revenue Notes
 2.25%, 01/22/03                 SP-1+   MIG-1     5,000        5,009,151
-------------------------------------------------------------------------
Indiana (State of)
 Development Finance Authority
 (Indiana Historical Society);
 VRD Educational Facilities
 Series 1996 IDR
 (LOC-Bank One Indiana N.A.)
 1.70%, 08/01/31
 (Acquired 01/23/02-07/31/02;
 Cost $4,400,000)(d)(e)(k)        A-1     --       4,400        4,400,000
-------------------------------------------------------------------------
Indiana (State of) Development
 Finance Authority (USX Corp.
 Project); Refunding
 Environmental Improvement
 Series 1998 IDR
 (LOC-Scotiabank)
 1.25%, 10/01/02(b)(e)            A-1   VMIG-1    20,000       20,000,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Hospital Projects);
 VRD Hospital
 Series 2000 A RB (LOC-Bank of
 America N.A.)
 1.70%, 07/01/28(d)(e)           A-1+     --       9,915        9,915,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Mental Health and
 Rehabilitation); VRD Series
 1990 RB (LOC-LaSalle National
 Bank)
 1.70%, 11/01/20(d)(e)            A-1     --       2,855        2,855,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Deaconess Hospital Inc.); VRD
 Hospital Series 1992 RB
 (LOC-First National Bank)
 1.75%, 01/01/22(d)(e)            --    VMIG-1     8,700        8,700,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
INDIANA-(CONTINUED)

Indiana (State of) Health
 Facilities Financing Authority
 (Fayette Memorial Hospital
 Association Inc. Project); VRD
 Series 2002 A RB (LOC-U.S.
 Bank N.A.)
 2.15%, 10/01/32(e)(j)           A-1+     --     $ 3,945   $    3,945,000
-------------------------------------------------------------------------
Indianapolis (City of)
 Independent School; Unlimited
 Tax Series 2002 GO
 2.00%, 07/15/03                  AA      --       3,225        3,232,492
=========================================================================
                                                               68,056,643
=========================================================================

IOWA-1.61%

Iowa City (City of) (ACT,
 Inc.); VRD Series 2001 RB
 2.25%, 04/01/32(j)               A-1     --      15,000       15,000,000
-------------------------------------------------------------------------
Iowa (State of) Finance
 Authority (YMCA of Greater Des
 Moines); VRD Economic
 Development Series 2000 RB
 (LOC-Wells Fargo Bank N.A.)
 1.80%, 06/01/10(d)(e)(l)         --      --       2,100        2,100,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority; VRD
 Private College Facilities
 Series 1985 RB
 1.75%, 12/01/15(d)(f)           A-1+   VMIG-1     1,700        1,700,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Loras College Project); VRD
 Private College Facilities
 Series 2000 RB
 (LOC-LaSalle Bank N.A.)
 2.10%, 11/01/30(e)(j)            A-1     --       3,195        3,195,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Wartburg Theological Seminary
 Project); VRD Private College
 Facilities Series 2000 RB
 (LOC-Northern Trust Co.)
 2.15%, 03/01/30(e)(j)            --    VMIG-1     2,120        2,120,000
-------------------------------------------------------------------------
Iowa (State of) School Cash
 Anticipation Program;
 Series 2002 TRAN
 2.75%, 06/20/03(f)               AAA     Aaa      8,250        8,314,073
=========================================================================
                                                               32,429,073
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


KANSAS-0.57%

Lenexa (City of) Health Care
 Facilities (Lakeview Village
 Inc. Project); VRD Series 2002
 B RB (LOC-LaSalle Bank N.A.)
 1.75%, 05/15/32(d)(e)            A-1     --     $ 7,500   $    7,500,000
-------------------------------------------------------------------------
Wichita (City of) Recreational
 Facilities (YMCA of Wichita
 Project); VRD Series 1998 XI
 RB (LOC-Bank of America NT &
 SA) 1.75%, 08/01/09
 (Acquired 02/15/01;
 Cost $3,900,000)(d)(e)(k)       A-1+     --       3,900        3,900,000
=========================================================================
                                                               11,400,000
=========================================================================

KENTUCKY-3.58%

Carrollton & Henderson (Cities
 of) Public Energy Authority;
 Gas Series 1998 A RB
 4.50%, 01/01/03(f)               AAA     Aaa      5,000        5,033,596
-------------------------------------------------------------------------
Kentucky (State of) Area
 Developing Districts Financing
 Trust (Weekly Acquisition
 Lease Program-Ewing); VRD
 Series 2000 RB (LOC-First
 Union National Bank)
 1.75%, 06/01/33(d)(e)            A-1     --      35,900       35,900,000
-------------------------------------------------------------------------
Kentucky (State of) Interlocal
 School Transportation
 Association; Series 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1     5,000        5,049,842
-------------------------------------------------------------------------
Newport (City of) League of
 Cities Funding Trust Lease
 Program; VRD Series 2002 RB
 (LOC-U.S. Bank N.A.)
 1.73%, 04/01/32(d)(e)            --    VMIG-1    26,000       26,000,000
=========================================================================
                                                               71,983,438
=========================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust (City of
 New Orleans); VRD Series
 2000-1801 COP
 1.77%, 12/01/21
 (Acquired 10/10/00;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------
Jefferson (Parish of)
 Industrial Development Board
 (George J Ackel Sr. Project);
 Refunding VRD Series 1986 IDR
 (LOC-Regions Bank)
 1.75%, 12/01/04(d)(e)            --    VMIG-1     3,440        3,440,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
LOUISIANA-(CONTINUED)

Louisiana (State of) Public
 Facilities Authority (Glen
 Retirement System Project);
 VRD Series 2001 RB
 (LOC-Amsouth Bank)
 1.93%, 09/01/16
 (Acquired 08/15/01;
 Cost $3,800,000)(d)(e)(k)        --    VMIG-1   $ 3,800   $    3,800,000
=========================================================================
                                                               13,240,000
=========================================================================

MARYLAND-2.48%

Hyattsville (City of)
 Industrial Development
 (Safeway Inc. Projects);
 Refunding Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --       1,335        1,335,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Catholic Health
 Initiatives); Refunding VRD
 Series 1997 B RB
 1.75%, 12/01/15(d)              A-1+   VMIG-1     7,800        7,800,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Pooled Loan
 Program); VRD Series 1994 D RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/29(d)(e)           A-1+     --      32,500       32,500,000
-------------------------------------------------------------------------
Morgan Stanley & Co.
 Incorporated Trust Floater
 Ctfs. (Washington Suburban
 Sanitary District); VRD
 Floating Rate Trust Ctfs.
 Unlimited Tax Series 2000-246
 GO 1.76%, 06/01/09
 (Acquired 03/02/00;
 Cost $8,305,000)(d)(i)(k)        --    VMIG-1     8,305        8,305,000
=========================================================================
                                                               49,940,000
=========================================================================

MASSACHUSETTS-0.41%

Braintree (City of); Unlimited
 Tax Series 2001 BAN
 2.50%, 12/20/02                  --     MIG-1     6,165        6,177,386
-------------------------------------------------------------------------
Massachusetts (State of)
 Industrial Financing Agency
 (Babson College); Refunding
 Series 1992 A IDR
 6.38%, 10/01/02(b)(c)            AAA     Aaa      1,000        1,020,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
 Industrial Financing Agency
 (Holy Cross College);
 Refunding Series 1992 II IDR
 6.38%, 11/01/02(b)(c)            NRR     NRR    $ 1,000   $    1,023,846
=========================================================================
                                                                8,221,232
=========================================================================

MICHIGAN-3.61%

Dearborn (City of) Economic
 Development Corp. (Henry Ford
 Village Inc. Project); VRD
 Ltd. Tax Obligation Series
 1998 IDR (LOC-Comerica Bank)
 1.75%, 10/01/23(d)(e)(l)         --      --       9,200        9,200,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Sewage Disposal
 System); VRD Series 2001 A112
 RB 1.75%, 07/01/32
 (Acquired 10/31/01;
 Cost $4,975,000)(d)(i)(k)        --    VMIG-1     4,975        4,975,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Water Supply System);
 VRD Sr. Lien Series 1999 D RB
 1.75%, 07/01/29
 (Acquired 01/21/00;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Michigan (State of) Hospital
 Finance Authority (Crittenton
 Hospital Project); Refunding
 VRD Hospital Series 2002 B RB
 (LOC-Comerica Bank)
 1.75%, 03/01/27(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Michigan (State of) Housing
 Development Authority (Parks
 of Taylor Apartments Project);
 VRD Multi-Family Series 2002 A
 RB (CEP-Federal National
 Mortgage Association)
 1.70%, 08/15/32(d)              A-1+     --       4,135        4,135,000
-------------------------------------------------------------------------
Michigan (State of)
 Municipal Bond Authority;
 State Revolving Fund
 Series 1992 A RB
 6.25%, 10/01/02(c)(h)            AAA     Aaa      4,465        4,554,300
-------------------------------------------------------------------------
 6.35%, 10/01/02(b)(c)            AAA     Aaa      4,430        4,518,600
-------------------------------------------------------------------------
 6.45%, 10/01/02(b)(c)            AAA     Aaa      4,835        4,931,700
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic
 Fund (260 Brown St. Associates
 Project); VRD Convertible Ltd.
 Tax Obligation Series 1985 RB
 (LOC-Comerica Bank)
 1.60%, 10/01/15(e)(h)            --    VMIG-1   $ 3,380   $    3,380,000
-------------------------------------------------------------------------
Michigan (State of) Trunk Line;
 Series 1992 A RB
 5.50%, 10/01/02(b)(c)            NRR     NRR      6,630        6,630,000
-------------------------------------------------------------------------
Oakland (County of) Economic
 Development Corp. (Rochester
 College Project); VRD Ltd.
 Obligations Series 2001 RB
 (LOC-Bank One Michigan)
 1.80%, 08/01/21(d)(e)            --    VMIG-1     7,200        7,200,000
-------------------------------------------------------------------------
Southfield (City of) Economic
 Development (Lawrence Tech
 University Project); VRD
 Series 2001 RB (LOC-Bank One
 Michigan)
 1.70%, 10/01/31(d)(e)            A-1     --       6,000        6,000,000
=========================================================================
                                                               72,524,600
=========================================================================

MINNESOTA-6.06%

Arden Hills (City of) Housing
 and Health Care Facilities
 (Presbyterian Homes Project);
 VRD Series 1999 B RB
 (LOC-U.S. Bank N.A.)
 2.20%, 09/01/29(e)(j)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Duluth (City of) Economic
 Development Authority
 (Miller-Dwan Medical Center
 Inc. Project); Refunding VRD
 Series 1997 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 06/01/19(e)(j)            A-1     --       2,150        2,150,000
-------------------------------------------------------------------------
Golden Valley (City of)
 Industrial Development
 (Unicare Homes Inc. Project);
 VRD Series 1984 IDR
 (LOC-Bank of America N.A.)
 1.75%, 09/01/14(d)(e)           A-1+     --       2,000        2,000,000
-------------------------------------------------------------------------
Minneapolis (City of)
 (Minnehaha Academy Project);
 VRD Series 2001 RB
 (LOC-Firstar Bank N.A.)
 2.25%, 05/01/26(e)(j)(l)         --      --       2,500        2,500,000
-------------------------------------------------------------------------
Minneapolis (City of) Special
 School District # 001;
 Unlimited Tax Aid Anticipation
 Ctfs. Series 2002 GO
 1.75%, 01/31/03                 SP-1+    --      14,500       14,522,040
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MINNESOTA-(CONTINUED)

Minnesota (State of) School
 Districts Tax and Aid
 Anticipation Borrowing Ctfs.
 Program; Aid Anticipation
 Notes Series 2002 A COP
 2.25%, 08/20/03                  --     MIG-1   $16,000   $   16,108,740
-------------------------------------------------------------------------
Rochester (City of) Health Care
 Facilities; Commercial Paper
 Notes
 1.25%, 10/08/02                 A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
 1.20%, 10/10/02                 A-1+     --      20,500       20,500,000
-------------------------------------------------------------------------
 1.20%, 10/22/02                 A-1+     --      10,600       10,600,000
-------------------------------------------------------------------------
 1.30%, 10/23/02                 A-1+     --       8,000        8,000,000
-------------------------------------------------------------------------
 1.25%, 11/19/02                 A-1+     --      15,000       15,000,000
-------------------------------------------------------------------------
Roseville (City of) Health Care
 Facilities (Presbyterian Homes
 Project); Refunding VRD Series
 2002 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 10/01/29(e)(j)            --    VMIG-1     1,790        1,790,000
-------------------------------------------------------------------------
St. Paul (City of) Housing and
 Redevelopment Authority
 (Science Museum of Minnesota);
 VRD Series 1997 A RB
 (LOC-First Bank Montana)
 1.75%, 05/01/27(d)(e)            --    VMIG-1    13,160       13,160,000
=========================================================================
                                                              121,830,780
=========================================================================

MISSISSIPPI-0.70%

Mississippi (State of) Business
 Finance Corp. (Jackson Medical
 Mall); VRD Series 2000 A RB
 (LOC-Bank One Louisiana)
 1.75%, 11/01/18(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Mississippi (State of) Business
 Finance Corp. (Mississippi
 College Project); Refunding
 VRD Series 1999 B RB (LOC-Bank
 of America N.A.)
 1.70%, 02/01/09
 (Acquired 11/28/01;
 Cost $5,400,000)(d)(e)(g)(k)     --      --       5,400        5,400,000
-------------------------------------------------------------------------
Rankin (County of) School
 District; Unlimited Tax Series
 1995 GO
 5.75%, 02/01/03(b)(c)            AAA     Aaa      4,960        5,023,027
=========================================================================
                                                               14,023,027
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MISSOURI-2.24%

Boone (County of) (Boone
 Hospital Center Project); VRD
 Hospital Series 2000 C RB
 (LOC-Firstar Bank N.A.)
 1.75%, 08/15/20(d)(e)            --    VMIG-1   $ 2,600   $    2,600,000
-------------------------------------------------------------------------
Independence (City of)
 Industrial Development
 Authority (Groves and
 Graceland Project); VRD
 Development Series 1997 A IDR
 (LOC-Dexia Credit Local)
 2.10%, 11/01/27(e)(j)           A-1+     --       3,000        3,000,000
-------------------------------------------------------------------------
Kansas (City of) Industrial
 Development Authority (Baptist
 Health System); VRD Hospital
 Series 1988 A IDR (LOC-Bank of
 America N.A.)
 1.65%, 08/01/18(d)(e)            --    VMIG-1     2,705        2,705,000
-------------------------------------------------------------------------
Kansas City (City of) School
 District Building; Refunding
 Series 2002 A RB
 4.00%, 02/01/03(f)               AAA     Aaa      2,655        2,675,641
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (Science City
 Union Station); Infrastructure
 Facilities Series 1997 A RB
 (LOC-Canadian Imperial Bank)
 4.40%, 12/01/02(e)               AA-     Aa3      1,150        1,155,631
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (St. Louis
 Convention Center); VRD Series
 2000 C RB
 (LOC-Firstar Bank N.A.)
 2.20%, 12/01/20(e)(j)            A-1     --       1,000        1,000,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Assemblies of God
 College Project); VRD Series
 2001RB (LOC-Bank of America
 N.A.)
 1.70%, 05/01/26(d)(e)            --    VMIG-1     6,800        6,800,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Lutheran Senior
 Services); VRD Health
 Facilities Series 2000 RB
 (LOC-Firstar Bank N.A.)
 1.75%, 02/01/31(d)(e)            --    VMIG-1    25,000       25,000,000
=========================================================================
                                                               44,936,272
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


MONTANA-0.40%

Havre (City of) Industrial
 Development (Safeway Inc.
 Project); Refunding Series
 1991 IDR (LOC-Bankers Trust
 Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --     $ 1,130   $    1,130,000
-------------------------------------------------------------------------
Montana (State of) Facilities
 Financing Authority (Mission
 Ridge Project); VRD Series
 2002 RB (LOC-LaSalle Bank
 N.A.)
 1.75%, 08/01/27(d)(e)(g)         --      --       7,000        7,000,000
=========================================================================
                                                                8,130,000
=========================================================================

NEVADA-0.90%

ABN AMRO Munitops Ctfs. Trust
 (County of Washoe); Refunding
 VRD Ltd. Tax Series 2001-24
 Single Asset Trust Ctfs.
 1.75%, 07/01/09
 (Acquired 06/21/01;
 Cost $5,000,000)(d)(i)(k)        --    VMIG-1     5,000        5,000,000
-------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax
 Sewer & Flood Control Series
 2001 GO
 5.00%, 04/01/03(f)               AAA     Aaa      2,000        2,035,500
-------------------------------------------------------------------------
Las Vegas Valley (City of)
 Water District (SNWA Water
 Supply); Commercial Paper
 Notes (LOC-Westdeutsche
 Landesbank Girozentrale)
 1.30%, 10/16/02(e)              A-1+     P-1     11,000       11,000,000
=========================================================================
                                                               18,035,500
=========================================================================

NEW MEXICO-1.05%

New Mexico (State of); Series
 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1    16,000       16,176,041
-------------------------------------------------------------------------
New Mexico (State of) Hospital
 Equipment Loan Council
 (Dialysis Clinic Inc.
 Project); VRD Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.83%, 07/01/25(d)(e)            --    VMIG-1     5,000        5,000,000
=========================================================================
                                                               21,176,041
=========================================================================

NEW YORK-0.49%

Merrill Lynch P-Floats
 (Metropolitan Transportation
 Authority); VRD Series 2002
 PA-1027 A RB
 1.75%, 11/15/15
 (Acquired 06/05/02;
 Cost $5,995,000)(d)(i)(k)       A-1+     --       5,995        5,995,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
NEW YORK-(CONTINUED)

Middletown (City of) Industrial
 Development Agency (Southwinds
 Retirement Home Inc. Project);
 Civic Facilities Series 1993
 IDR 8.38%, 03/01/03(b)(c)        NRR     NRR    $ 3,740   $    3,921,855
=========================================================================
                                                                9,916,855
=========================================================================

NORTH CAROLINA-3.23%

North Carolina (State of)
 Capital Facilities Financing
 Agency (Elon College);
 Refunding VRD Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/14(d)(e)(g)         --      --       4,900        4,900,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (NCA&T University
 Foundation); VRD Housing
 Facilities Series 2001 RB
 (LOC-First Union National
 Bank)
 1.75%, 07/01/32(d)(e)            --    VMIG-1    18,990       18,990,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (Wolfpack Club
 Project); Refunding VRD Series
 2002 RB (LOC-Bank of America
 N.A.)
 1.70%, 04/01/12(d)(e)(g)         --      --       6,100        6,100,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Cleveland Regional
 Medical Center Project); VRD
 Series 2001 RB (LOC-Bank of
 America N.A.)
 1.70%, 01/01/18(d)(e)(g)         --      --      29,000       29,000,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Pooled Equipment
 Funding Project); VRD Series
 1985 RB
 1.60%, 12/01/25(d)(f)            A-1   VMIG-1     6,000        6,000,000
=========================================================================
                                                               64,990,000
=========================================================================

NORTH DAKOTA-0.26%

Fargo (City of) Commercial
 Development (Cass Oil Co.
 Project); VRD Series 1984 RB
 (LOC-U.S. Bank N.A.)
 1.85%, 12/01/14(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Ward (County of) Health Care
 Facilities (Trinity Health
 Obligation Group); VRD Series
 2002 A RB (LOC-U.S. Bank N.A.)
 2.15%, 07/01/29(e)(j)            A-1     --       1,635        1,635,000
=========================================================================
                                                                5,235,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


OHIO-3.33%

Butler (County of) Sewer
 Systems; Series 1992 B RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa    $ 2,925   $    2,977,482
-------------------------------------------------------------------------
Delaware (County of) Industrial
 Development (Radiation
 Sterilizers); VRD Series 1984
 IDR (LOC-American
 National Bank)
 1.45%, 12/01/04(e)(h)            A-1     --       2,300        2,300,000
-------------------------------------------------------------------------
Franklin (County of) (Doctors
 OhioHealth Corp.); VRD
 Hospital Series 1998 B RB
 (LOC-National City Bank)
 1.75%, 12/01/28(d)(e)            --    VMIG-1     4,100        4,100,000
-------------------------------------------------------------------------
Hamilton (County of) Sewer
 System; Refunding and
 Improvement Series 1995 A RB
 6.00%, 12/01/02(f)               AAA     Aaa      1,000        1,007,520
-------------------------------------------------------------------------
Kent State University; General
 Receipts Series 1998 B RB
 3.75%, 05/01/03(f)               AAA     Aaa      1,010        1,022,065
-------------------------------------------------------------------------
Lorain (County of) (Elyria
 United Methodist Village);
 Refunding VRD Hospital Series
 1996 B RB (LOC-Bank One N.A.)
 1.78%, 06/01/12(d)(e)            A-1   VMIG-1     5,505        5,505,000
-------------------------------------------------------------------------
Lorain (County of) (EMH
 Regional Medical Center
 Project); VRD Hospital
 Facilities Series 2001 RB
 (LOC-National City Bank)
 1.75%, 05/01/26(d)(e)(l)         --      --      16,000       16,000,000
-------------------------------------------------------------------------
Marion (County of) (Pooled
 Lease Program); VRD Hospital
 Improvement Series 1990 RB
 (LOC-Bank One N.A.)
 1.78%, 08/01/20(d)(e)            A-1     --       4,215        4,215,000
-------------------------------------------------------------------------
Ohio (State of) Economic
 Development (YMCA of Greater
 Cincinnati Project); VRD
 Series 2001 RB
 (LOC-Bank One N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,600        9,600,000
-------------------------------------------------------------------------
Ohio (State of) Public
 Facilities Commission (Higher
 Education Capital Facilities);
 Series 1992 II-B RB
 5.40%, 11/01/02(b)(c)            AAA     Aaa      1,500        1,534,439
-------------------------------------------------------------------------
Portage (County of) (Robinson
 Memorial Hospital); VRD Series
 2002 RB (LOC-Bank One N.A.)
 1.70%, 05/01/17(d)(e)            --    VMIG-1     6,635        6,635,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
OHIO-(CONTINUED)

Toledo (City of) Waterworks;
 Refunding and Improvement
 Series 1999 RB
 3.50%, 11/15/02(f)               AAA     Aaa    $ 1,340   $    1,343,236
-------------------------------------------------------------------------
Tuslaw (City of) Local School
 District; Unlimited Tax
 Series 2002 BAN
 2.00%, 01/22/03                  --     MIG-1    10,650       10,672,487
=========================================================================
                                                               66,912,229
=========================================================================

OKLAHOMA-2.36%

Lawton (City of) Water
 Authority; Sales Tax & Utility
 Series 2001 RB
 4.50%, 03/01/03(f)               AAA     Aaa      1,630        1,650,134
-------------------------------------------------------------------------
Oklahoma (State of) Development
 Financing Authority
 (Capitol Dome Project); VRD
 Series 2001 RB
 (LOC-Bank of America N.A.)
 1.78%, 06/01/11(d)(e)           A-1+     --       5,275        5,275,000
-------------------------------------------------------------------------
Oklahoma (County of) Finance
 Authority (Oxford Oaks
 Apartments Project); Refunding
 VRD Multi-Family Series 2000
 RB (CEP-Federal National
 Mortgage Association)
 1.72%, 07/15/30(d)              A-1+     --      27,695       27,695,000
-------------------------------------------------------------------------
Oklahoma (County of)
 Independent School District
 #89 (Oklahoma City); Refunding
 Unlimited Tax Series 2002 GO
 3.00%, 02/01/03(f)               --      Aaa      3,425        3,438,557
-------------------------------------------------------------------------
Southern Oklahoma (State of)
 Memorial Hospital Authority;
 Series 1992 RB
 6.60%, 12/01/02(b)(c)            NRR     NRR      5,225        5,373,637
-------------------------------------------------------------------------
Tulsa (City of) Industrial
 Authority (University of
 Tulsa); VRD Series 2000 B RB
 1.75%, 10/01/31(d)(f)            --    VMIG-1     4,000        4,000,000
=========================================================================
                                                               47,432,328
=========================================================================

OREGON-1.85%

Multnomah (County of);
 Series 2002 TRAN
 2.50%, 06/30/03                  --     MIG-1    20,000       20,124,492
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

OREGON-(CONTINUED)

Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Quatama Crossing LLC Housing
 Project); VRD Series 1998 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 01/01/31(d)(e)            --    VMIG-1   $ 1,100   $    1,100,000
-------------------------------------------------------------------------
Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Sacred Heart Medical Center);
 VRD Series 1998 A RB (LOC-U.S.
 Bank N.A.)
 1.75%, 11/01/28(d)(e)            A-1     --       1,700        1,700,000
-------------------------------------------------------------------------
Umatilla (County of) Hospital
 Facilities Authority (Catholic
 Health Initiatives); Refunding
 VRD Series 1997 B RB
 (LOC-Morgan Guaranty Trust)
 1.75%, 12/01/24(d)(e)           A-1+   VMIG-1    14,300       14,300,000
=========================================================================
                                                               37,224,492
=========================================================================

PENNSYLVANIA-3.39%

Allegheny (County of)
 Industrial Development
 Authority (Carnegie Museums of
 Pittsburgh); VRD Series 2002
 IDR (LOC-Citizens Bank of
 Pennsylvania)
 1.75%, 08/01/32(d)(e)            --    VMIG-1     3,000        3,000,000
-------------------------------------------------------------------------
Allegheny (County of)
 Sanitation Authority; Series
 1992 RB
 6.00%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,026,606
-------------------------------------------------------------------------
Berks (County of) Industrial
 Development Authority
 (Lutheran Services Northeast);
 Refunding VRD Health Care
 Series 1998 A IDR
 1.65%, 01/01/28(d)(f)            --    VMIG-1     5,899        5,899,000
-------------------------------------------------------------------------
Chartiers Valley Industrial and
 Commercial Development
 Authority (Asbury Villas
 Project); Refunding VRD Series
 2000 B IDR (LOC-LaSalle Bank
 N.A.)
 1.75%, 12/01/30(d)(e)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Delaware Valley Regional
 Finance Authority; VRD Local
 Government Series 1986 RB
 (LOC-Toronto-Dominion Bank)
 1.70%, 08/01/16(d)(e)           A-1+   VMIG-1     2,500        2,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
PENNSYLVANIA-(CONTINUED)

Eagle Tax-Exempt Trust
 (Delaware Valley Regional);
 VRD Series 2001-3801 COP
 1.77%, 08/01/28
 (Acquired 06/04/01-09/06/02;
 Cost $8,900,000)(d)(i)(k)       A-1+     --     $ 8,900   $    8,900,000
-------------------------------------------------------------------------
Easton (City of) Area Joint
 Sewer Authority; Refunding
 Series 1993 RB
 6.20%, 04/01/03(b)(c)            NRR     NRR      1,000        1,020,366
-------------------------------------------------------------------------
Emmaus (City of) General
 Authority; VRD Series 1996 RB
 1.65%, 12/01/28(d)(f)            A-1     --      30,000       30,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Scranton & County of
 Lackawanna Health & Welfare
 Authority); VRD Series 2002
 A-18 RB
 1.75%, 03/01/15
 (Acquired 03/22/02;
 Cost $3,375,000)(d)(i)(k)        --    VMIG-1     3,375        3,375,000
-------------------------------------------------------------------------
Franklin (County of) Industrial
 Development Authority
 (Chambersburg Hospital
 Obligation); VRD Health Care
 Series 2000 IDR
 1.78%, 12/01/24(d)(f)            A-1     --       5,500        5,500,000
-------------------------------------------------------------------------
Philadelphia (City of);
 Unlimited Tax Series 1998 GO
 5.00%, 03/15/03(f)               AAA     Aaa      4,890        4,969,209
=========================================================================
                                                               68,190,181
=========================================================================

SOUTH CAROLINA-1.93%

Eagle Tax Exempt Trust (State
 of South Carolina Public
 Service Authority); VRD Series
 2000-4001 Class A COP
 1.77%, 01/01/22
 (Acquired 09/08/00-01/11/01;
 Cost $10,100,000)(d)(i)(k)      A-1+     --      10,100       10,100,000
-------------------------------------------------------------------------
First Union Merlots (State of
 South Carolina Public Service
 Authority); VRD Series 2000 L
 RB
 1.75%, 01/01/22
 (Acquired 02/25/00;
 Cost $6,500,000)(d)(i)(k)        --    VMIG-1     6,500        6,500,000
-------------------------------------------------------------------------
Lexington (County of) School
 District #001; Unlimited Tax
 Series 2002 TAN
 1.75%, 04/15/03                  --     MIG-1     9,000        9,023,465
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

SOUTH CAROLINA-(CONTINUED)

Richland (County of) School
 District # 002; Unlimited Tax
 Series 2002 GO
 2.00%, 05/01/03                  AA+     Aa1    $ 7,000   $    7,027,734
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (The
 Allen University Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 09/01/18
 (Acquired 03/27/01-07/30/02;
 Cost $2,940,000)(d)(e)(k)       A-1+     --       2,940        2,940,000
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (Morris
 College Project); VRD Series
 1997 RB (LOC-Bank of America
 N.A.)
 1.75%, 07/01/17
 (Acquired 07/30/02;
 Cost $1,100,000)(d)(e)(k)       A-1+     --       1,100        1,100,000
-------------------------------------------------------------------------
South Carolina (State of) Jobs
 Economic Development Authority
 (Catholic Diocese of South
 Carolina Project); VRD Series
 1998 RB (LOC-Bank of America
 N.A.)
 1.75%, 09/01/18
 (Acquired 07/23/02;
 Cost $2,090,000)(d)(e)(k)       A-1+     --       2,090        2,090,000
=========================================================================
                                                               38,781,199
=========================================================================

SOUTH DAKOTA-0.06%

Sioux Falls (City of); Sales
 Tax Series 2001 A RB
 4.25%, 11/15/02(f)               --      Aaa      1,150        1,154,196
=========================================================================

TENNESSEE-5.85%

Blount (County of) Public
 Building Authority (Local
 Government Public
 Improvements); RB
 2.05%, VRD Series 2001 A-1-D
 06/01/25(f)(j)                   --    VMIG-1     3,200        3,200,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 A-1-E
 06/01/22(f)(j)                   --    VMIG-1     1,800        1,800,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TENNESSEE-(CONTINUED)

Clarksville (City of) Public
 Building Authority (Tennessee
 Municipal Bond Fund); VRD
 Pooled Funding RB (LOC-Bank of
 America N.A.)
 1.70%, Series 1997 11/01/27
 (Acquired 11/28/01;
 Cost $11,990,000)(d)(e)(k)       --    VMIG-1   $11,900   $   11,900,000
-------------------------------------------------------------------------
 1.70%, Series 1999 06/01/29
 (Acquired 07/30/02-09/26/02;
 Cost $20,600,000)(d)(e)(k)       --    VMIG-1    20,600       20,600,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chattanooga); VRD Series
 2000-4202 COP
 1.77%, 10/01/27
 (Acquired 10/10/00-05/30/01;
 Cost $14,040,000)(d)(i)(k)      A-1+     --      14,040       14,040,000
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #2);
 Refunding VRD Series 1998 B
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     2,997        2,997,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #3);
 Refunding VRD Series 1998 C
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     1,797        1,797,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #4);
 Refunding VRD Series 1998 D
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     3,327        3,327,750
-------------------------------------------------------------------------
Jackson (City of) Health &
 Educational Facilities Board
 (Trinity Christian Academy);
 Refunding VRD Educational
 Facilities Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 03/01/22(d)(e)            --    VMIG-1     5,400        5,400,000
-------------------------------------------------------------------------
Memphis (City of) Health,
 Education & Housing Facility
 Board; VRD Not-For-Profit
 Multi-Family Program Series
 2000 RB (CEP-American
 International Group Inc.)
 1.83%, 08/01/32
 (Acquired 08/04/00;
 Cost $10,000,000)(d)(k)         A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TENNESSEE-(CONTINUED)

Metropolitan Government of
 Nashville and Davidson
 Counties Health and
 Educational Facilities Board
 (Meharry Medical College
 Project); Refunding VRD Series
 1998 RB (LOC-NationsBank N.A.)
 1.70%, 08/01/18
 (Acquired 11/21/01-11/27/01;
 Cost $9,440,000)(d)(e)(g)(k)     --      --     $ 9,440   $    9,440,000
-------------------------------------------------------------------------
Montgomery (County of) Public
 Building Authority (Tennessee
 County Loan Pool); VRD Pooled
 Funding Government Obligation
 Series 1995 RB (LOC-Bank of
 America N.A.)
 1.70%, 03/01/25
 (Acquired 04/30/02;
 Cost $8,835,000)(d)(e)(k)       A-1+     --       8,835        8,835,000
-------------------------------------------------------------------------
Sevier (County of) Public
 Building Authority (Local
 Government Public
 Improvement); RB
 2.05%, VRD Series 2000 IV B-9
   06/01/11(f)(j)                 --    VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
 1.73%, VRD Series 1995 A
   06/01/15(f)(j)                 --    VMIG-1     5,890        5,890,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-7
   06/01/20(f)(j)                 --    VMIG-1     3,095        3,095,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-8
   06/01/20(f)(j)                 --    VMIG-1       985          985,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-12
   06/01/20(f)(j)                 --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV G-2
   06/01/22(f)(j)                 --    VMIG-1     3,100        3,100,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV-1
   06/01/23(f)(j)                 --    VMIG-1     3,500        3,500,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV H-3
   06/01/25(f)(j)                 --    VMIG-1     3,000        3,000,000
=========================================================================
                                                              117,507,250
=========================================================================

TEXAS-11.48%

ABN AMRO Munitops Ctfs. Trust
 (City of Leander Independent
 School District); Refunding
 Unlimited Multistate Non-AMT
 Series 2002-16 Ctfs.
 1.55%, 08/20/03
 (Acquired 08/29/02;
 Cost $5,395,000)(b)(i)(k)        A-1     --       5,395        5,395,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Austin (City of) Utility
 Systems; Combined Series 1988
 RB
 7.75%, 05/15/03(b)(c)            AAA     Aaa    $ 1,000   $    1,037,946
-------------------------------------------------------------------------
Carroll (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 GO
 (CEP-Texas Permanent School
 Fund)
 5.00%, 02/15/03                  AAA     Aaa      1,060        1,074,274
-------------------------------------------------------------------------
Coastal Bend Health Facilities
 Development Corp. (Incarnate
 Word Health Services); VRD
 Series 1998 B RB
 1.72%, 08/15/28(d)(f)            --    VMIG-1     8,550        8,550,000
-------------------------------------------------------------------------
Denton (City of); Ltd. Ctfs.
 Series 2001 GO
 4.75%, 02/15/03(f)               AAA     Aaa      1,290        1,306,176
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris
 County Toll Road); VRD Series
 2001-4305 COP
 1.77%, 08/01/14
 (Acquired 05/08/01;
 Cost $7,390,000)(d)(i)(k)       A-1+     --       7,390        7,390,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Airport); VRD Series
 2000-4307 COP
 1.77%, 07/01/28
 (Acquired 11/15/00-02/20/01;
 Cost $15,750,000)(d)(i)(k)      A-1+     --      15,750       15,750,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Water & Sewer); VRD
 Series 974305 COP
 1.77, 12/01/27
 (Acquired 04/27/99;
 Cost $14,005,000)(d)(i)(k)      A-1+     --      14,005       14,005,000
-------------------------------------------------------------------------
Grand Prairie (City of) Housing
 Finance Corp. (Lincoln
 Property Co.); Refunding VRD
 Series 1993 RB (CEP-General
 Electric Capital Corp.)
 1.70%, 06/01/10(d)              A-1+     --       2,700        2,700,000
-------------------------------------------------------------------------
Harris (County of); Ltd. Ctfs.
 Obligation Tax Series 1991 GO
 6.50%, 10/01/02(b)(c)            NRR     NRR      1,000        1,000,000
-------------------------------------------------------------------------
Harris (County of); VRD
 Unlimited Tax Series 2000
 N1-Reg D GO
 1.80%, 08/01/03(d)               --    VMIG-1     3,700        3,700,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TEXAS-(CONTINUED)

Harris (County of) Health
 Facilities Development Corp.
 (Gulf Coast Regional Blood
 Center Project); VRD Series
 1992 RB
 (LOC-JP Morgan Chase & Co.)
 1.80%, 04/01/17(d)(e)           A-1+     --     $ 2,850   $    2,850,000
-------------------------------------------------------------------------
Harris (County of) Health
 Facilities Development Corp.
 (St. Lukes Episcopal
 Hospital); Refunding VRD
 Series 2001 B RB
 2.00%, 02/15/31(j)              A-1+     --      20,100       20,100,000
-------------------------------------------------------------------------
Hockley (County of ) Industrial
 Development Corp. (Amoco Corp.
 Project); Pollution Control
 Series 1985 IDR
 1.80%, 11/01/02(d)              A-1+     P-1      5,000        5,000,000
-------------------------------------------------------------------------
Houston (City of) Higher
 Education Finance Corp.
 (Houston Baptist University);
 Refunding VRD Higher Education
 Series 2000 RB (LOC-Chase Bank
 of Texas)
 1.80%, 07/01/20(d)(e)(g)         --      --       1,000        1,000,000
-------------------------------------------------------------------------
Irving (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 A GO
 (CEP-Texas Permanent School
 Fund)
 4.00%, 02/15/03                  AAA     Aa3      1,025        1,032,723
-------------------------------------------------------------------------
Lamar (County of) Consolidated
 Independent School District;
 Unlimited Tax Series 1996 GO
 (CEP-Texas Permanent School
 Fund)
 6.00%, 02/15/03                  AAA     Aaa      1,065        1,082,725
-------------------------------------------------------------------------
Lubbock (City of) Independent
 School District; Refunding
 Unlimited Tax Series 1993 GO
 (CEP-Texas Permanent School
 Fund)
 5.20%, 02/15/03                  AAA     Aaa      1,090        1,105,325
-------------------------------------------------------------------------
Northside Independent School
 District; Refunding Unlimited
 Tax Series 2001 GO (CEP-Texas
 Permanent School Fund)
 4.00%, 02/15/03                  AAA     Aaa      1,250        1,261,581
-------------------------------------------------------------------------
Palacios (City of) Independent
 School District; Unlimited Tax
 Series 2001 GO (CEP-Texas
 Permanent School Fund)
 2.70%, 12/15/02                  AAA     Aaa      2,000        2,003,727
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Port Development Corp. (Stolt
 Terminals Project); Refunding
 VRD Series 1989 RB
 (LOC-Canadian Imperial Bank)
 1.70%, 01/15/14(d)(e)           A-1+   VMIG-1   $ 1,665   $    1,665,000
-------------------------------------------------------------------------
Port of Houston
 Authority-Harris (County of);
 Refunding Series 2002 RB
 5.00%, 05/01/03(f)               AAA     Aaa      1,000        1,019,245
-------------------------------------------------------------------------
San Antonio (City of) Electric
 & Gas System; Commercial Paper
 Notes (LOC-Bank of New York;
 J.P. Morgan Chase & Co.;
 Westdeutsche Landesbank
 Girozentrale; Landesbank
 Baden-Wurttemberg)
 1.45%, 10/07/02(e)              A-1+     P-1     18,300       18,300,000
-------------------------------------------------------------------------
 1.30%, 10/22/02(e)              A-1+     P-1     12,600       12,600,000
-------------------------------------------------------------------------
San Antonio (City of) Water &
 Sewer; Commercial Paper Notes
 1.25%, 10/21/02                 A-1+     P-1     32,200       32,200,000
-------------------------------------------------------------------------
San Jacinto (County of)
 Community College District;
 Funding Systems Series 2001 RB
 4.00%, 02/15/03(f)               AAA     Aaa      1,410        1,423,783
-------------------------------------------------------------------------
Shenandoah (City of) Health
 Facilities (Southwood Ltd I
 Project); VRD Series 1984 RB
 (LOC-Bank of America N.A.)
 1.87%, 12/01/14(d)(e)(l)         --      --       3,400        3,400,000
-------------------------------------------------------------------------
Sherman (City of) Higher
 Education Finance Corp.
 (Austin College Project); VRD
 Series 1997 RB (LOC-Bank
 of America N.A.)
 1.75%, 01/01/18(d)(e)           A-1+     --      12,800       12,800,000
-------------------------------------------------------------------------
Texas (State of); Series 2002
 TRAN
 2.75%, 08/29/03                 SP-1+   MIG-1    45,000       45,544,798
-------------------------------------------------------------------------
Trinity River Industrial
 Development Authority
 (Radiation Sterilizers); VRD
 Series 1985 IDR (LOC-American
 National Bank & Trust)
 1.45%, Series 1985 A
   11/01/05(d)(e)                 A-1     --       1,900        1,900,000
-------------------------------------------------------------------------
 1.45%, Series 1985 B
   11/01/05(d)(e)                 A-1     --       2,450        2,450,000
=========================================================================
                                                              230,647,303
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


UTAH-0.57%

Davis (County of) Housing
 Authority (Fox Creek
 Apartments); Refunding VRD
 Multi-Family Housing Series
 1997 A RB
 (LOC-Bank One Arizona N.A.)
 1.78%, 08/15/27(d)(e)            A-1     --     $ 4,240   $    4,240,000
-------------------------------------------------------------------------
JP Morgan Putters (Salt Lake
 County); VRD Hospital
 Series 2001 186Z RB
 1.78%, 05/15/14
 (Acquired 05/09/01;
 Cost $4,995,000)(d)(i)(k)       A-1+     --       4,995        4,995,000
-------------------------------------------------------------------------
Salt Lake City (City of)
 Industrial Development
 (Parkview Plaza Associates);
 VRD Series 1984 IDR (LOC-Bank
 One Arizona N.A.)
 1.75%, 12/01/14(e)(h)            A-1     --       2,175        2,175,000
=========================================================================
                                                               11,410,000
=========================================================================

VERMONT-0.13%

Vermont (State of) Student
 Assistance Corp.; VRD Student
 Loan Series 1985 RB (LOC-State
 Street Bank & Trust Co.)
 1.45%, 01/01/04(e)(h)            --    VMIG-1     2,640        2,640,000
=========================================================================

VIRGINIA-0.28%

Chesapeake (City of) Hospital
 Authority (Chesapeake General
 Hospital); VRD Hospital
 Facilities Series 2001 B RB
 (LOC-Suntrust Bank)
 1.70%, 07/01/31(d)(e)           A-1+     --       1,545        1,545,000
-------------------------------------------------------------------------
Norfolk (City of) (Sentara
 Health System);
 Commercial Paper Notes
 1.25%, 10/03/02                 A-1+     P-1      4,000        4,000,000
=========================================================================
                                                                5,545,000
=========================================================================

WASHINGTON-4.74%

ABN AMRO Munitops Ctfs. Trust
 (King County); Refunding VRD
 Ltd. Tax Multistate Non-AMT
 Series 2001-1 Ctfs.
 1.75%, 07/01/06
 (Acquired 01/04/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Clark (County of) Public
 Utility District # 001;
 Generating Systems Series 1995
 RB
 6.00%, 01/01/03(c)               AAA     Aaa      5,000        5,057,070
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State
 of Washington);
 VRD Series 984701 COP
 1.77%, 05/01/18
 (Acquired 07/20/00;
 Cost $14,400,000)(d)(i)(k)      A-1c     --     $14,400   $   14,400,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Washington Public Power
 Supply Systems Project No. 2);
 VRD Series 964703 Class A COP
 1.77%, 07/01/11
 (Acquired 05/02/01;
 Cost $5,870,000)(d)(i)(k)       A-1+     --       5,870        5,870,000
-------------------------------------------------------------------------
Everett (City of) Public
 Facilities District;
 Commercial Paper Notes
 (LOC-Bank of America N.A.)
 1.45%, 01/30/03(e)              A-1+     --       4,300        4,300,000
-------------------------------------------------------------------------
Issaquah (City of) Community
 Properties; VRD Special
 Revenue Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.70%, 02/15/21(d)(e)            --    VMIG-1    10,150       10,150,000
-------------------------------------------------------------------------
King (County of) Economic
 Enterprise Corp. (Puget Sound
 Blood Center Project); VRD
 Series 1998 IDR (LOC-U.S. Bank
 Trust N.A.)
 1.75%, 04/01/23(d)(e)            --    VMIG-1     4,110        4,110,000
-------------------------------------------------------------------------
King (County of) School
 District #411 (Issaquah);
 Refunding Unlimited Tax Series
 1992 GO
 6.50%, 12/01/02(b)(c)            AAA     Aaa      1,275        1,284,900
-------------------------------------------------------------------------
King and Snohomish (Counties
 of) School District #417
 (Northshore); Unlimited Tax
 Series 2002 GO
 3.00%, 12/01/02(f)               AAA     Aaa      8,050        8,071,215
-------------------------------------------------------------------------
Kitsap (County of); Ltd. Tax
 Series 2002 B GO
 3.50%, 12/01/02(f)               AAA     Aaa      1,790        1,794,410
-------------------------------------------------------------------------
Lake Tapps Parkway Properties;
 VRD Special Revenue Series
 1999 A RB (LOC-U.S. Bank N.A.)
 1.75%, 12/01/19(d)(e)            --    VMIG-1    11,500       11,500,000
-------------------------------------------------------------------------
Port Seattle (City of)
 Industrial Development Corp.
 (Sysco Food Services Project);
 Refunding VRD Series 1994 IDR
 1.85%, 11/01/25(d)              A-1+   VMIG-1     6,950        6,950,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WASHINGTON-(CONTINUED)

Seattle (City of) Housing
 Authority (Bayview Manor
 Project); VRD Low Income
 Housing Assistance Series 1994
 B RB
 (LOC-U.S. Bank of Washington)
 1.75%, 05/01/19(d)(e)            A-1     --     $ 2,525   $    2,525,000
-------------------------------------------------------------------------
Seattle (City of) Housing
 Authority (Pioneer Human
 Services Project); Refunding
 VRD Series 1995 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 12/01/15(d)(e)            A-1     --       2,990        2,990,000
-------------------------------------------------------------------------
Vancouver (City of) Housing
 Authority (Village Park
 Apartments Project); VRD
 Housing Series 2000 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 11/02/05(d)(e)            A-1     --       1,515        1,515,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (Tacoma Art
 Museum Project); VRD Series
 2002 RB
 (LOC-Northern Trust Co.)
 1.90%, 06/01/32(e)(j)            --    VMIG-1     3,400        3,400,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (University
 Preparatory Academy Project);
 VRD Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/30(d)(e)            --    VMIG-1     1,250        1,250,000
=========================================================================
                                                               95,167,595
=========================================================================

WEST VIRGINIA-0.55%

West Virginia (State of)
 Hospital Finance Authority
 (Cabell Huntington Project);
 Refunding VRD Series 2002 A-1
 RB
 (LOC-Bank One West Virginia)
 1.75%, 05/01/13(d)(e)            --    VMIG-1    11,000       11,000,000
=========================================================================

WISCONSIN-2.26%

Franklin Community Development
 Authority (Indian Community
 School-Milwaukee); VRD Series
 2002 RB (LOC-Bank One
 Wisconsin)
 1.70%, 07/01/22(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Menomonee Falls (City of);
 Unlimited Tax Promissory Notes
 Series 2002 GO
 3.10%, 06/01/03                  --      Aa3      6,000        6,045,132
-------------------------------------------------------------------------
Milwaukee (County of);
 Unlimited Tax Series 1997 A GO
 5.25%, 10/01/02(f)               AAA     Aaa      2,830        2,830,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WISCONSIN-(CONTINUED)

Milwaukee (City of)
 Metropolitan Sewer District;
 Unlimited Tax Series 1990 A GO
 6.70%, 10/01/02(c)               NRR     NRR    $ 5,000   $    5,000,000
-------------------------------------------------------------------------
Monona (City of) Grove
 (Township of) School District;
 Series 2002 BAN 2.88%,
 12/01/02                         --     MIG-1     1,000        1,002,351
-------------------------------------------------------------------------
Wind Point (City of) (The
 Johnson Foundation Project);
 VRD Series 2000 RB
 (LOC-Harris Trust & Savings
 Bank)
 1.70%, 09/01/35(d)(e)           A-1+     --       4,700        4,700,000
-------------------------------------------------------------------------
Wisconsin (State of); Unlimited
 Tax Series 1992 C GO
 6.20%, 05/01/03(b)(c)            NRR     Aaa      3,000        3,084,455
-------------------------------------------------------------------------
 6.25%, 05/01/03(b)(c)            NRR     Aaa      1,000        1,028,439
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Benevolent Corp. of
 Cedar Lake Home Campus
 Project); VRD Series 2002 B RB
 (LOC-National Exchange Bank
 and Trust & Federal Home Loan
 Bank)
 1.80%, 06/01/32(d)(e)            --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Clinic-La
 Crosse Inc. Project); Series
 1996 RB
 5.10%, 12/01/02(f)               AAA     Aaa      1,000        1,005,180
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Lutheran
 Project); VRD Series 2000 B RB
 2.15%, 12/01/29(f)(j)           A-1+     --     $ 1,180   $    1,180,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Sinai Samaritan
 Medical Center); VRD Series
 1994 A RB LOC-M&I Bank)
 1.75%, 09/01/19(d)(e)            A-1     --       3,938        3,938,000
-------------------------------------------------------------------------
Wisconsin (State of) School
 Districts Cash Flow Management
 Program; COP
 2.25%, Series 2001 B-1
   11/01/02                       --     MIG-1     2,415        2,415,462
-------------------------------------------------------------------------
 2.25%, Series 2001 B-2
   11/01/02                       --     MIG-1     2,500        2,500,582
=========================================================================
                                                               45,329,601
=========================================================================

WYOMING-0.05%

Cheyenne (City of); Refunding
 Unlimited Tax Series 1992 GO
 6.05%, 12/01/02(b)(c)            NRR     NRR      1,000        1,007,547
=========================================================================
TOTAL INVESTMENTS-101.30% (Cost
 $2,035,712,614)(m)                                         2,035,712,614
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.30%)                         (26,072,720)
=========================================================================
NET ASSETS-100.00%                                         $2,009,639,894
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs.     - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). Except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/02.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is rate in effect on 09/30/02.
(i) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is rate in effect on 09/30/02.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The aggregate market value of these securities at 09/30/02 was $494,020,000, which represented 24.58% of the Fund's net assets.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

ASSETS:

Investments, at value (amortized cost)           $ 2,035,712,614
----------------------------------------------------------------
Cash                                                  10,971,249
----------------------------------------------------------------
Receivables for:
  Investments sold                                       750,000
----------------------------------------------------------------
  Interest                                             8,309,239
----------------------------------------------------------------
Investment for deferred compensation plan                 51,972
----------------------------------------------------------------
Other assets                                              84,438
================================================================
    Total assets                                   2,055,879,512
________________________________________________________________
----------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                               43,820,869
----------------------------------------------------------------
  Dividends                                            2,123,956
----------------------------------------------------------------
  Deferred compensation plan                              51,972
----------------------------------------------------------------
Accrued distribution fees                                110,431
----------------------------------------------------------------
Accrued directors' fees                                    4,586
----------------------------------------------------------------
Accrued transfer agent fees                               32,399
----------------------------------------------------------------
Accrued operating expenses                                95,405
================================================================
    Total liabilities                                 46,239,618
================================================================
Net assets applicable to shares outstanding      $ 2,009,639,894
________________________________________________________________
----------------------------------------------------------------

NET ASSETS:

Institutional Class                              $ 1,186,669,646
________________________________________________________________
----------------------------------------------------------------
Private Investment Class                         $   188,293,764
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class                        $    17,165,840
________________________________________________________________
----------------------------------------------------------------
Cash Management Class                            $   385,862,501
________________________________________________________________
----------------------------------------------------------------
Reserve Class                                    $    14,039,151
________________________________________________________________
----------------------------------------------------------------
Resource Class                                   $   217,608,992
________________________________________________________________
----------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                     $16,600,000,000
----------------------------------------------------------------
  Outstanding                                      1,186,639,094
________________________________________________________________
----------------------------------------------------------------
Private Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        188,284,049
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         17,163,005
________________________________________________________________
----------------------------------------------------------------
Cash Management Class:
  Authorized                                       6,100,000,000
----------------------------------------------------------------
  Outstanding                                        385,866,397
________________________________________________________________
----------------------------------------------------------------
Reserve Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         14,037,095
________________________________________________________________
----------------------------------------------------------------
Resource Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        217,608,534
________________________________________________________________
----------------------------------------------------------------
Net asset value and offering price per share
  for each class                                 $          1.00
________________________________________________________________
----------------------------------------------------------------

STATEMENT OF OPERATIONS
------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                            $16,174,557
===============================================================

EXPENSES:

Advisory fees                                         2,235,179
---------------------------------------------------------------
Administrative services fees                            180,811
---------------------------------------------------------------
Custodian fees                                           42,578
---------------------------------------------------------------
Distribution fees:
  Private Investment Class                              450,567
---------------------------------------------------------------
  Personal Investment Class                              40,511
---------------------------------------------------------------
  Cash Management Class                                 179,230
---------------------------------------------------------------
  Reserve Class                                          85,047
---------------------------------------------------------------
  Resource Class                                        174,609
---------------------------------------------------------------
Transfer agent fees                                     183,541
---------------------------------------------------------------
Directors' fees                                          11,078
---------------------------------------------------------------
Other                                                   204,022
===============================================================
    Total expenses                                    3,787,173
===============================================================
Less: Fees waived                                      (850,541)
===============================================================
    Net expenses                                      2,936,632
===============================================================
Net investment income                                13,237,925
===============================================================
Net realized gain (loss) from investment
  securities                                            (25,175)
===============================================================
Net increase in net assets resulting from
  operations                                        $13,212,750
_______________________________________________________________
---------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED MARCH 31, 2002 (UNAUDITED)

                                                                      SEPTEMBER 30,               MARCH 31,
                                                                           2002                      2002
                                                              ------------------------------    --------------
OPERATIONS:

  Net investment income                                               $   13,237,925            $   30,654,351
--------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                        (25,175)                   49,753
==============================================================================================================
    Net increase in net assets resulting from operations                  13,212,750                30,704,104
==============================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                     (8,997,708)              (22,419,192)
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                  (959,627)               (3,180,546)
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                  (40,857)                 (439,500)
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   (2,194,939)               (3,004,510)
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                              (43,411)                 (264,155)
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          (1,001,383)               (1,346,448)
--------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                                    (52,364,319)              309,095,270
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                 9,204,890                37,137,251
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                               12,068,441                 4,372,127
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   65,352,225               304,845,825
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           (4,159,776)                2,327,048
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          80,299,201               121,845,326
==============================================================================================================
    Net increase in net assets                                           110,375,487               779,672,600
==============================================================================================================

NET ASSETS:

  Beginning of period                                                  1,899,264,407             1,119,591,807
==============================================================================================================
  End of period                                                       $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                          $2,009,681,667            $1,899,281,005
--------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                               (41,773)                  (16,598)
==============================================================================================================
                                                                      $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of six different classes of shares that have commenced operations, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.22%. This limitation may be terminated or modified at any time. For the six months ended September 30, 2002, AIM waived fees of $525,625.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2002, AIM was paid $180,811 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2002, AFS retained $157,773 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended September 30, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $225,284, $27,866, $143,384, $68,827 and $139,687, respectively, as compensation under the Plan which included waivers by FMC of $324,916.

  Certain officers and directors of the Fund are officers of AIM, FMC, and AFS.

  During the six months ended September 30, 2002, the Fund paid legal fees of $3,796 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 2002 and the year ended March 31, 2002 were as follows:

                                                          SIX MONTHS ENDED                            YEAR ENDED
                                                         SEPTEMBER 30, 2002                         MARCH 31, 2002
                                                 -----------------------------------      -----------------------------------
                                                     SHARES              AMOUNT               SHARES              AMOUNT
                                                 --------------      ---------------      --------------      ---------------
Sold:
  Institutional Class                             4,474,585,273      $ 4,474,585,273       7,241,807,989      $ 7,241,807,989
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          159,895,261          159,895,261         373,567,962          373,567,962
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          36,107,395           36,107,395         410,703,599          410,703,599
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           1,237,260,146        1,237,260,146       1,363,378,123        1,363,378,123
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      86,299,056           86,299,056         204,218,294          204,218,294
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    408,388,087          408,388,087         403,486,783          403,486,783
=============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                 2,188,665            2,188,665           2,929,243            2,929,243
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              664,023              664,023           2,271,450            2,271,450
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              10,987               10,987             375,657              375,657
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               1,978,507            1,978,507           2,058,372            2,058,372
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          45,207               45,207             286,448              286,448
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        882,977              882,977           1,244,055            1,244,055
=============================================================================================================================
Reacquired:
  Institutional Class                            (4,529,138,257)      (4,529,138,257)     (6,935,641,962)      (6,935,641,962)
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         (151,354,394)        (151,354,394)       (338,702,161)        (338,702,161)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (24,049,941)         (24,049,941)       (406,707,129)        (406,707,129)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                          (1,173,886,428)      (1,173,886,428)     (1,060,590,670)      (1,060,590,670)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                     (90,504,039)         (90,504,039)       (202,177,694)        (202,177,694)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (328,971,863)        (328,971,863)       (282,885,512)        (282,885,512)
=============================================================================================================================
                                                    110,400,662      $   110,400,662         779,622,847      $   779,622,847
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:

                                   2002           2001
                                -----------    -----------
Distributions paid from:
  Ordinary income-tax-exempt    $30,654,351    $39,911,655
__________________________________________________________
==========================================================


  As of March 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary
  income-(tax-exempt)                      $      107,080
---------------------------------------------------------
Post-October loss deferral                           (277)
---------------------------------------------------------
Capital loss carryforward                         (16,322)
---------------------------------------------------------
Temporary book/tax differences                   (107,079)
---------------------------------------------------------
Capital (Par value and additional
  paid-in)                                  1,899,281,005
=========================================================
                                           $1,899,264,407
_________________________________________________________
=========================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

  The Fund's capital loss carryforward of $16,322 as of March 31, 2002 may be carried forward to offset taxable gains, if any, which expires, if not previously utilized, in the year 2004.

NOTE 6--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Private Investment Class outstanding throughout the periods indicated.


                                                                      PRIVATE INVESTMENT CLASS
                                               ----------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                          YEAR ENDED MARCH 31,
                                               SEPTEMBER 30,    -----------------------------------------------------
                                                  2002            2002        2001       2000       1999       1998
                                               -------------    --------    --------    -------    -------    -------
Net asset value, beginning of period             $   1.00       $   1.00    $   1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                                0.01           0.02        0.04       0.03       0.03       0.03
=====================================================================================================================
Less distributions from net investment
  income                                            (0.01)         (0.02)      (0.04)     (0.03)     (0.03)     (0.03)
=====================================================================================================================
Net asset value, end of period                   $   1.00       $   1.00    $   1.00    $  1.00    $  1.00    $  1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                      0.54%          1.91%       3.69%      3.06%      2.98%      3.29%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $188,294       $179,095    $141,946    $83,454    $90,606    $80,462
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   0.47%(b)       0.47%       0.45%      0.45%      0.45%      0.45%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                0.77%(b)       0.78%       0.79%      0.79%      0.78%      0.77%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average
  net assets                                         1.06%(b)       1.76%       3.60%      3.00%      2.91%      3.24%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $179,734,434.

                    SEMI-ANNUAL REPORT / SEPTEMBER 30, 2002

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                                  RESERVE CLASS

                    [FUND MANAGEMENT LOGO APPEARS HERE--SM]


                                    DIRECTORS
Frank S. Bayley                                                Robert H. Graham
Bruce L. Crockett                                            Prema Mathai-Davis
Albert R. Dowden                                               Lewis F. Pennock
Edward K. Dunn, Jr.                                             Ruth H. Quigley
Jack M. Fields                                                   Louis S. Sklar
Carl Frischling

                                    OFFICERS
Robert H. Graham                                           Chairman & President
Gary T. Crum                                                 Sr. Vice President
Carol F. Relihan                                 Sr. Vice President & Secretary
Dana R. Sutton                                       Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                        90 Washington Street, 11th Floor
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


TFIC-SAR-4

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           At the writing of my most recent letter to the shareholders
ROBERT H.           of the Cash Reserve Portfolio, the projection for the
GRAHAM]             annualized growth of the U.S. gross domestic product (GDP)
                    for the first-quarter of 2002 was 5.8%. The actual rate ended up being 5.0%. In the second quarter, growth slowed to an annualized rate of 1.1%. The advance estimate of the annualized GDP growth for the third quarter, which ended on September 30, was 3.1%. While the GDP numbers reflect slow growth, other economic indicators, such as a decrease in the number of new orders in the manufacturing industry, have added to concern about the strength of the economy. The financial markets have reflected the sluggishness of the economy with disappointing returns.

                        Along with anemic economic growth, the job market has
                    remained weak. The seasonally adjusted rate of unemployment for September was 5.6%. After the reporting period ended, the unemployment rate for October was announced at 5.7%. On top of the sometimes disheartening economic news, disconcerting world events and reports of corporate wrongdoing contributed to continued volatility and declines in the equity market. The quarter ending September 30, 2002, has been the worst quarter for equity markets since 1987.

    As you may remember, the fed funds rate (the rate banks charge one another for overnight loans) was lowered 11 times last year, with the last reduction occurring in December 2001, when the rate was lowered to 1.75%. Since then, the Federal Reserve's Federal Open Markets Committee (FOMC) has had six regularly scheduled meetings at which it left the rate unchanged. However, after the period covered by this report had ended, on November 6, 2002, the FOMC lowered the fed funds rate to 1.25%. As you know, the purpose of lowering the rate is to stimulate economic growth. Unfortunately, the low rate negatively impacts the yield on money market portfolios.

SAFETY AND STABILITY REMAIN HALLMARKS OF FUND

For the six-month period ended September 30, 2002, Cash Reserve Portfolio, Reserve Class, maintained its competitive position. Its monthly yield during the reporting period was 0.47%, and its 7-day yield was 0.60%. Had the advisor and distributor not waived fees and expenses, performance would have been lower. Net assets of the Reserve Class of the portfolio stood at $14.0 million at the close of the period.

    The portfolio also maintained the quality of its holdings, consistent with its triple-A credit rating, the highest given by Moody's Investors Service, Standard & Poor's, and Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.

    Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940.


                                                                     (continued)

    An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.

    We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-3.29%

Alabama (State of) Public
 School and College Authority;
 Refunding Series 1993 A RB
 5.75%, 08/01/03                  AA      Aa3    $ 1,900   $    1,966,986
-------------------------------------------------------------------------
Alabama State University;
 Refunding General Tuition and
 Fee Series 1993 RB
 5.70%, 05/01/03(b)(c)            AAA     Aaa      2,000        2,089,282
-------------------------------------------------------------------------
Birmingham (City of) Medical
 Clinic Board (University of
 Alabama Health Services
 Foundation); VRD Series 1991
 RB (LOC-Amsouth Bank)
 1.85%, 12/01/26(d)(e)            A-1   VMIG-1    19,600       19,600,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (Children's Zoo Project); VRD
 Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 05/01/07(d)(e)            --    VMIG-1     6,000        6,000,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (YMCA Project); Refunding VRD
 Series 1996 RB
 (LOC-Amsouth Bank)
 1.83%, 06/01/16(d)(e)            --    VMIG-1     2,470        2,470,000
-------------------------------------------------------------------------
Homewood (City of) Medical
 Clinic Board (Lakeshore
 Foundation Project); VRD Lease
 Revenue Series 2000 RB
 (LOC-Amsouth Bank)
 1.78%, 11/01/24(d)(e)            A-1     --       7,830        7,830,000
-------------------------------------------------------------------------
Hoover (City of) Board of
 Education; Refunding Series
 2001 Special Tax Anticipation
 Warrants
 4.25%, 02/15/03(f)               AAA     Aaa      1,085        1,094,575
-------------------------------------------------------------------------
Ridge Improvement District; VRD
 Improvement Series 2000
 Special Assessment
 (LOC-Amsouth Bank)
 1.80%, 10/01/25(d)(e)            --    VMIG-1    12,000       12,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-(CONTINUED)

Tuscaloosa (City of)
 Educational Building Authority
 (Stillman College Project);
 Refunding VRD Series 2002 A RB
 (LOC-Amsouth Bank)
 1.93%, 10/01/23(d)(e)            --    VMIG-1   $13,068   $   13,068,000
=========================================================================
                                                               66,118,843
=========================================================================

ALASKA-0.14%

Alaska (State of) Industrial
 Development and Export
 Authority (Safeway Inc.
 Projects); Refunding
 Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/01/02(e)              A-1+     --       2,825        2,825,000
=========================================================================

ARIZONA-0.54%

Arizona (State of) Water
 Infrastructure Finance
 Authority; Water Quality
 Series 2001 A RB
 4.00%, 10/01/02                  --      Aaa      5,495        5,495,000
-------------------------------------------------------------------------
Phoenix (City of) Civic
 Improvement Corp.; Wastewater
 System Lease Series 1993 RB
 6.13%, 07/01/03(b)(c)            AAA     NRR      5,000        5,270,260
=========================================================================
                                                               10,765,260
=========================================================================

ARKANSAS-0.46%

Fayetteville (City of) Sales &
 Use Tax; Capital Improvement
 Series 2002 RB
 2.00%, 06/01/03                  AA-     --       2,200        2,204,326
-------------------------------------------------------------------------
North Little Rock (City of);
 Refunding Electric
 Series 1992 A RB
 6.15%, 07/01/03(f)               AAA     Aaa      3,245        3,356,547
-------------------------------------------------------------------------
Pulaski (County of) Public
 Facilities Board (Health
 Facilities-Central Arkansas
 Radiation Therapy Inc.
 Project); VRD Educational
 Facilities Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/08(d)(e)(g)         --      --       3,610        3,610,000
=========================================================================
                                                                9,170,873
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

COLORADO-1.79%

287/42 General Improvement
 District; VRD Ltd. Tax Series
 2000 GO (LOC-U.S. Bank N.A.)
 1.74%, 12/01/31(d)(e)            A-1     --     $ 3,000   $    3,000,000
-------------------------------------------------------------------------
Arvada (City of) (Water Utility
 Improvements); Refunding VRD
 Series 2001 RB
 1.50%, 11/01/20(f)(h)           A-1+     Aaa      1,000        1,000,000
-------------------------------------------------------------------------
Boulder (City of) (Library
 Capital Improvements);
 Refunding Unlimited Tax
 Series 2001 GO
 3.50%, 10/01/02                  AA+     Aa1        775          775,000
-------------------------------------------------------------------------
Colorado (State of) Educational
 & Cultural Facilities
 Authority (Denver Museum
 Project); VRD Series 2001 RB
 (LOC-Bank One Colorado N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,000        9,000,000
-------------------------------------------------------------------------
Colorado (State of) Health
 Facilities Authority (Golden
 West Manor Inc. Project); VRD
 Series 2002 A RB
 (LOC-U.S. Bank N.A.)
 1.72%, 07/01/32(d)(e)            A-1     --       4,210        4,210,000
-------------------------------------------------------------------------
Denver City and County Airport;
 Series 1992 A RB
 7.25%, 11/15/02(b)(c)            AAA     Aaa      1,670        1,714,385
-------------------------------------------------------------------------
 7.50%, 11/15/02(b)(c)            AAA     Aaa      1,000        1,026,726
-------------------------------------------------------------------------
Idaho Springs (City of)
 Industrial Development
 (Safeway Inc. Project);
 Refunding Series 1993 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(e)              A-1+     --       1,310        1,310,000
-------------------------------------------------------------------------
Jefferson (County of) School
 District # R-001; Unlimited
 Tax Series 1992 GO
 6.00%, 12/15/02(b)(c)            AAA     Aaa      1,000        1,018,414
-------------------------------------------------------------------------
JP Morgan Putters (State of
 Colorado Department of
 Transportation); VRD Series
 2000-249 RB
 1.78%, 06/15/14
 (Acquired 09/09/02;
 Cost $11,015,000)(d)(i)(k)      A-1+     --      11,015       11,015,000
-------------------------------------------------------------------------
Westminster (City of);
 Refunding Sales & Use Tax
 Series 1992 A RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,008,183
-------------------------------------------------------------------------
Westminster (City of) Water &
 Wastewater Utilities;
 Refunding Series 2001 RB
 4.00%, 12/01/02(f)               AAA     Aaa      1,000        1,003,292
=========================================================================
                                                               36,081,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


DISTRICT OF COLUMBIA-0.25%

District of Columbia (Abraham &
 Laura Lisner Home for Aged
 Women); VRD Series 1992 RB
 (LOC-Bank of America NT & SA)
 1.70%, 07/01/22(d)(e)            --    VMIG-1   $ 5,000   $    5,000,000
=========================================================================

DELAWARE-0.14%

Sussex (County of); Unlimited
 Tax Series 2001 GO
 4.00%, 10/15/02                  --      Aa3      1,490        1,491,213
-------------------------------------------------------------------------
Wilmington (City of); Refunding
 Unlimited Tax Series 2001 GO
 3.25%, 12/01/02(f)               AAA     Aaa      1,320        1,323,197
=========================================================================
                                                                2,814,410
=========================================================================

FLORIDA-6.52%

Collier (County of) Industrial
 Development Authority
 (Community School of Naples
 Project); VRD Educational
 Facilities Series 1999 IDR
 (LOC-Bank of America N.A.)
 1.75%, 10/01/19
 (Acquired 06/05/02;
 Cost $4,100,000)(d)(e)(g)(k)     --      --       4,100        4,100,000
-------------------------------------------------------------------------
Florida (State of) Municipal
 Power Agency (Stanton II
 Project); Series 1992 RB
 6.00%, 10/01/02(b)(c)            AAA     Aaa      1,030        1,050,600
-------------------------------------------------------------------------
Gulf Breeze (City of)
 Healthcare Facilities
 (Heritage Healthcare of
 America Project); VRD Series
 1999 RB (CEP-American
 International Group Inc.)
 1.83%, 01/01/24
 (Acquired 04/15/99-08/27/02;
 Cost $24,900,000)(d)(k)          --    VMIG-1    24,900       24,900,000
-------------------------------------------------------------------------
Jacksonville (City of) Health
 Facilities Authority (Samuel
 C. Taylor Foundation Project);
 Refunding VRD Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/23
 (Acquired 02/20/01;
 Cost $2,400,000)(d)(e)(g)(k)     --      --       2,400        2,400,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
FLORIDA-(CONTINUED)

Jacksonville (City of) Health
 Facilities Authority
 (University of Florida
 Jacksonville Physicians, Inc);
 Refunding VRD Series 2002 RB
 (LOC-Bank of America N.A.)
 1.70%, 06/01/22(d)(e)            --    VMIG-1   $12,930   $   12,930,000
-------------------------------------------------------------------------
JP Morgan Putters
 (State of Florida Turnpike
 Authority); VRD Turnpike
 Series 2000-281Z A RB
 1.78%, 07/01/29
 (Acquired 07/18/01-08/17/01;
 Cost $16,820,000)(d)(i)(k)      A-1+     --      16,820       16,820,000
-------------------------------------------------------------------------
Marion (County of) Hospital
 District (Munroe Regional
 Health System); VRD Health
 System Improvement
 Series 2000 RB
 (LOC-Amsouth Bank of Florida)
 1.75%, 10/01/30(d)(e)            --    VMIG-1    13,875       13,875,000
-------------------------------------------------------------------------
Miami (City of) Health
 Facilities Authority (Mercy
 Hospital Inc. Project);
 Refunding VRD Health
 Facilities Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.70%, 08/01/20(d)(e)           A-1+   VMIG-1     1,150        1,150,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Educational Facilities
 Authority (Carlos Albizu
 University Project); VRD
 Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 12/01/25(d)(e)(g)         --      --       8,100        8,100,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Industrial Development
 Authority (Palmer Trinity
 School Project);
 VRD Series 1999 IDR
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/19(d)(e)(g)         --      --       2,800        2,800,000
-------------------------------------------------------------------------
North Miami (City of)
 Educational Facilities (Miami
 Country Day School Project);
 VRD Series 1999 RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/19(d)(e)(g)         --      --       1,650        1,650,000
-------------------------------------------------------------------------
Orange (County of) Health
 Facilities Authority
 (Presbyterian Retirement
 Communities Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 11/01/28
 (Acquired 11/14/01-02/15/02;
 Cost $8,345,000)(d)(e)(g)(k)     --      --       8,345        8,345,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

FLORIDA-(CONTINUED)

Palm Beach (County of) (St.
 Andrews School-Boca Raton);
 VRD Series 1998 RB (LOC-Bank
 of America N.A.)
 1.75%, 10/01/28
 (Acquired 01/03/02;
 Cost $13,100,000)(d)(e)(g)(k)    --      --     $13,100   $   13,100,000
-------------------------------------------------------------------------
Palm Beach (County of)
 Educational Facilities
 Authority (Atlantic College
 Project); Refunding VRD
 Educational Facilities Series
 2001 RB (LOC-Bank of America
 N.A.)
 1.75%, 12/01/31(d)(e)(g)         --      --       3,000        3,000,000
-------------------------------------------------------------------------
Palm Beach (County of) Health
 Facilities Authority (Jupiter
 Medical Center Inc. Project);
 VRD Series 1999 B RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/20
 (Acquired 05/02/02-07/22/02;
 Cost $5,220,000)(d)(e)(g)(k)     --      --       5,220        5,220,000
-------------------------------------------------------------------------
Saint Lucie (County of)
 (Savannahs Hospital Project);
 VRD Series 1985 RB
 (LOC-Canadian Imperial Bank of
 Commerce)
 1.70%, 11/01/15(d)(e)           A-1+     --       4,715        4,715,000
-------------------------------------------------------------------------
Seminole (County of) Industrial
 Development Authority (Florida
 Living Nursing Home); VRD
 Multimodal Health Facilities
 Series 1991 IDR (LOC-Bank of
 America N.A.)
 1.75%, 02/01/11(d)(e)            --    VMIG-1     1,400        1,400,000
-------------------------------------------------------------------------
Tampa (City of) (Agency for
 Community Treatment DACCO
 Project); VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/22(d)(e)(g)         --      --       5,400        5,400,000
=========================================================================
                                                              130,955,600
=========================================================================

GEORGIA-5.60%

Atlanta (City of); Unlimited
 Tax Series 2002 A TAN
 1.65%, 12/31/02                 SP-1+   MIG-1    12,000       12,001,454
-------------------------------------------------------------------------
Burke (County of) Development
 Authority (Oglethorpe Power
 Corp.-Vogtle Nuclear Plant);
 Refunding Pollution Control
 Series 1992 IDR
 8.00%, 01/01/03(b)(c)            AAA     Aaa      5,000        5,231,425
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
GEORGIA-(CONTINUED)

Cobb (County of); Unlimited Tax
 Series 2002 TAN
 2.50%, 12/31/02                 SP-1+   MIG-1   $21,025   $   21,072,313
-------------------------------------------------------------------------
Cobb (County of) Kennestone
 Hospital Authority (Equipment
 Pool Project);
 VRD Series 1999 RAC
 1.80%, 04/01/26(d)              A-1+   VMIG-1    23,500       23,500,000
-------------------------------------------------------------------------
Cobb (County of) School
 District; Series 2002
 Revenue Notes
 2.50%, 12/31/02                  --     MIG-1    15,000       15,036,560
-------------------------------------------------------------------------
De Kalb (County of) Development
 Authority (Green Forest
 Community Development Project);
 VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.70%, 02/01/22
 (Acquired 07/02/02;
 Cost $6,580,000)(d)(e)(k)       A-1+     --       6,580        6,580,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Georgia); VRD Series
 2000-1001 Class C COP
 1.77%, 07/01/15
 (Acquired 07/26/00-01/31/02;
 Cost $20,000,000)(d)(i)(k)      A-1+     --      20,000       20,000,000
-------------------------------------------------------------------------
Fulton (County of) Development
 Authority (Bridgeway
 Foundation for Education
 Project); VRD Educational
 Facilities Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.70%, 06/01/15(d)(e)            A-1     --       1,800        1,800,000
-------------------------------------------------------------------------
Smyrna (City of) Hospital
 Authority (Ridgeview Institute
 Inc. Project); VRD Series 2002
 RB (LOC-Wachovia Bank N.A.)
 1.70%, 11/01/27(d)(e)            --    VMIG-1     2,510        2,510,000
-------------------------------------------------------------------------
South Georgia (State of)
 Hospital Authority (Georgia
 Alliance Community Hospitals);
 VRD Series 1999 A RB
 1.75%, 04/01/29(d)(f)            --    VMIG-1     4,900        4,900,000
=========================================================================
                                                              112,631,752
=========================================================================

HAWAII-0.33%

Eagle Tax Exempt Trust
 (State of Hawaii);
 VRD Series 2000-1101 COP1.77%,
 12/01/16
 (Acquired 01/11/01;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

HAWAII-(CONTINUED)

Honolulu (City and County of);
 Unlimited Tax Series 1993 B GO
 5.00%, 10/01/02                  AA-     Aa3    $   745   $      745,000
=========================================================================
                                                                6,745,000
=========================================================================

IDAHO-0.60%

Idaho (State of);
 Series 2002 TAN
 3.00%, 06/30/03                 SP-1+   MIG-1    12,000       12,120,517
=========================================================================

ILLINOIS-11.17%

ABN AMRO Munitops Ctfs. Trust
 (City of Chicago); Refunding
 VRD Ltd. Tax Multistate
 Non-AMT Series 2001-34 Ctfs.
 1.75%, 07/01/07
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs.(State
 of Illinois); VRD Series
 2002-190 Class A RB
 1.75%, 06/05/14
 (Acquired 05/06/02;
 Cost $10,130,000)(d)(i)(k)       A-1     --      10,130       10,130,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs. (State
 of Illinois Sales Tax); VRD
 Series 1998-25 Class A RB
 1.75%, 03/15/07
 (Acquired 08/26/99;
 Cost $10,000,000)(d)(i)(k)       A-1     --      10,000       10,000,000
-------------------------------------------------------------------------
Chicago (City of); Ltd. Tender
 Notes Tax Series 2001 GO
 (LOC-Landesbank
   Hesset-Thuringen)
   1.90%, 10/31/02(b)(e)         A-1+   VMIG-1     4,500        4,500,000
-------------------------------------------------------------------------
Chicago (City of) Board of
 Education; VRD Unlimited Tax
 Series 2000 C GO
 1.70%, 03/01/32(d)(f)           A-1+   VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
Cook (County of); Refunding
 Unlimited Tax Series 1992 C GO
 5.63%, 11/15/02(f)               AAA     Aaa      1,000        1,005,185
-------------------------------------------------------------------------
Cook (County of) Community
 Consolidated School District
 #65 (Evanston); Unlimited Tax
 Series 1994 B GO
 6.20%, 12/01/02(b)(c)            AAA     Aaa      2,445        2,462,737
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
 (City of Chicago);
 VRD Series 2001-1305 COP
 1.83%, 01/01/35
 (Acquired 04/02/01;
 Cost $4,950,000)(d)(i)(k)       A-1+     --     $ 4,950   $    4,950,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Park District); VRD
 Series 2002-1306 COP
 1.77%, 01/01/29
 (Acquired 05/05/02;
 Cost $5,500,000)(d)(i)(k)       A-1+     --       5,500        5,500,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Water & Sewer); VRD
 Series 2001-1308 COP
 1.77%, 11/01/26
 (Acquired 12/12/01;
 Cost $8,655,000)(d)(i)(k)       A-1+     --       8,655        8,655,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook
 County Regional Transportation
 Authority); VRD Series
 2000-1301 COP
 1.77%, 07/01/23
 (Acquired 03/26/01-05/30/01;
 Cost $19,000,000)(d)(i)(k)      A-1+     --      19,000       19,000,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Illinois);
 VRD Series 2000-1304 COP
 1.77%, 06/01/21
 (Acquired 06/27/00;
 Cost $7,340,000)(d)(i)(k)       A-1+     --       7,340        7,340,000
-------------------------------------------------------------------------
East Peoria (City of)
 (Radnor/East Peoria
 Partnership Project);
 Multi-Family Housing VRD
 Series 1983 RB (LOC-Bank of
 America NT & SA)
 1.95%, 06/01/08(d)(e)            --      Aa1      2,000        2,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Chicago); GO 1.75%,
 VRD Ltd. Tax Series 2000
 A12 01/01/23
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
 1.75%, VRD Ltd. Tax
 Series 2002
 A44 01/01/20
 (Acquired 08/02/02;
 Cost $7,890,000)(d)(i)(k)        --    VMIG-1     7,890        7,890,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

First Union Merlots (Cook
 County Regional Transportation
 Authority); GO  1.75%, VRD
 Series 2001 A93 07/01/27
 (Acquired 10/10/01;
 Cost $3,695,000)(d)(i)(k)        --    VMIG-1   $ 3,695   $    3,695,000
-------------------------------------------------------------------------
 1.75%, VRD Unlimited Tax
 Series 2002 A41 06/01/17
 (Acquired 07/25/02;
 Cost $9,000,000)(d)(f)(i)(k)     --    VMIG-1     9,000        9,000,000
-------------------------------------------------------------------------
First Union Merlots (State of
 Illinois); VRD Unlimited Tax
 Series 2001 A124 GO
 1.75%, 11/01/26
 (Acquired 10/10/01-09/18/02;
 Cost $6,580,000)(d)(i)(k)        A-1     --       6,580        6,580,000
-------------------------------------------------------------------------
First Union Merlots (University
 of Illinois);
 VRD Series 2000 S RB
 1.75%, 04/01/30
 (Acquired 03/20/00-02/12/01;
 Cost $7,400,000)(d)(i)(k)        --    VMIG-1     7,400        7,400,000
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1993 GO
 5.70%, 04/01/03(b)(c)            NRR     NRR      2,000        2,083,463
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1994 GO
 5.25%, 04/01/03                  AA      Aa2      2,980        3,035,340
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1995 GO
 5.13%, 12/01/02(f)               AAA     Aaa      1,000        1,005,313
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority; VRD Series
 2002 RAN (LOC-Harris Trust &
 Savings Bank)
 1.75%, 06/30/03(d)(e)           A-1+     --       4,970        4,970,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (American
 College of Surgeons); VRD
 Series 1996 RB
 (LOC-Northern Trust Co.)
 1.80%, 08/01/26(d)(e)           A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority
 (Bochasanwais Shree Akshar
 Inc. Project);
 VRD Series 2002 RB
 (LOC-Comerica Bank Texas)
 1.70%, 06/01/17(d)(e)            A-1     --       4,500        4,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Illinois (State of) Development
 Finance Authority (Chicago
 Commons Association Project);
 VRD Series 1999 RB
 (LOC-Bank of America NT & SA)
 1.70%, 01/01/29(d)(e)           A-1+     --     $ 4,000   $    4,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Evanston
 Northwestern);
 VRD Series 2001 C RB
 1.70%, 05/01/31(d)              A-1+   VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (West
 Central Illinois Educational
 Project); VRD Series 2002 RB
 (LOC-American National Bank &
 Trust)
 1.75%, 09/01/32(d)(e)            --    VMIG-1     4,800        4,800,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Wheaton
 School 200); School District
 Program Series 1993 RB
 4.75%, 12/01/02(f)               AAA     Aaa      1,000        1,005,041
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (YMCA of
 Metro Chicago Project); VRD
 Series 2001 RB (LOC-Harris
 Trust & Savings Bank)
 2.00%, 06/01/29(e)(j)           A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
Illinois (State of) Educational
 Facilities Authority;
 Commercial Paper Notes
 (LOC-Northern Trust Co.)
 1.30%, 10/17/02(e)              A-1+     --       4,979        4,979,000
-------------------------------------------------------------------------
Illinois (State of) Health
 Facilities Authority
 (Northwestern Memorial
 Hospital); Refunding VRD
 Series 2002 C RB
 2.00%, 08/15/32(j)              A-1+   VMIG-1     2,700        2,700,000
-------------------------------------------------------------------------
Illinois (State of) Toll
 Highway Authority; Refunding
 VRD Toll Highway
 Series 1998 B RB
 1.70%, 01/01/16(d)(f)            --    VMIG-1     6,600        6,600,000
-------------------------------------------------------------------------
 1.70%, 01/01/17(d)(f)            --    VMIG-1     4,600        4,600,000
-------------------------------------------------------------------------
Sangamon (County of) School
 District (#186 Springfield);
 Series 2002 TAN
 2.38%, 12/20/02                 SP-1+    --      11,000       11,018,378
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

Winnebago & Boone (Counties of)
 School District #205;
 Unlimited Tax Series 1989 GO
 7.30%, 02/01/03(c)               AAA     Aaa    $ 4,475   $    4,562,520
=========================================================================
                                                              224,466,977
=========================================================================

INDIANA-3.39%

ABN AMRO Munitops Ctfs. Trust
 (City of Indianapolis Bond
 Bank-Waterworks); Non-AMT
 Series 2002-7 Ctfs.
 2.00%, 05/21/03 (Acquired
 05/30/02;
 Cost $10,000,000)(b)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Indiana (State of) Bond Bank
 (Advanced Funding Program
 Notes); Series 2002 A-2
 Revenue Notes
 2.25%, 01/22/03                 SP-1+   MIG-1     5,000        5,009,151
-------------------------------------------------------------------------
Indiana (State of)
 Development Finance Authority
 (Indiana Historical Society);
 VRD Educational Facilities
 Series 1996 IDR
 (LOC-Bank One Indiana N.A.)
 1.70%, 08/01/31
 (Acquired 01/23/02-07/31/02;
 Cost $4,400,000)(d)(e)(k)        A-1     --       4,400        4,400,000
-------------------------------------------------------------------------
Indiana (State of) Development
 Finance Authority (USX Corp.
 Project); Refunding
 Environmental Improvement
 Series 1998 IDR
 (LOC-Scotiabank)
 1.25%, 10/01/02(b)(e)            A-1   VMIG-1    20,000       20,000,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Hospital Projects);
 VRD Hospital
 Series 2000 A RB (LOC-Bank of
 America N.A.)
 1.70%, 07/01/28(d)(e)           A-1+     --       9,915        9,915,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Mental Health and
 Rehabilitation); VRD Series
 1990 RB (LOC-LaSalle National
 Bank)
 1.70%, 11/01/20(d)(e)            A-1     --       2,855        2,855,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Deaconess Hospital Inc.); VRD
 Hospital Series 1992 RB
 (LOC-First National Bank)
 1.75%, 01/01/22(d)(e)            --    VMIG-1     8,700        8,700,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
INDIANA-(CONTINUED)

Indiana (State of) Health
 Facilities Financing Authority
 (Fayette Memorial Hospital
 Association Inc. Project); VRD
 Series 2002 A RB (LOC-U.S.
 Bank N.A.)
 2.15%, 10/01/32(e)(j)           A-1+     --     $ 3,945   $    3,945,000
-------------------------------------------------------------------------
Indianapolis (City of)
 Independent School; Unlimited
 Tax Series 2002 GO
 2.00%, 07/15/03                  AA      --       3,225        3,232,492
=========================================================================
                                                               68,056,643
=========================================================================

IOWA-1.61%

Iowa City (City of) (ACT,
 Inc.); VRD Series 2001 RB
 2.25%, 04/01/32(j)               A-1     --      15,000       15,000,000
-------------------------------------------------------------------------
Iowa (State of) Finance
 Authority (YMCA of Greater Des
 Moines); VRD Economic
 Development Series 2000 RB
 (LOC-Wells Fargo Bank N.A.)
 1.80%, 06/01/10(d)(e)(l)         --      --       2,100        2,100,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority; VRD
 Private College Facilities
 Series 1985 RB
 1.75%, 12/01/15(d)(f)           A-1+   VMIG-1     1,700        1,700,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Loras College Project); VRD
 Private College Facilities
 Series 2000 RB
 (LOC-LaSalle Bank N.A.)
 2.10%, 11/01/30(e)(j)            A-1     --       3,195        3,195,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Wartburg Theological Seminary
 Project); VRD Private College
 Facilities Series 2000 RB
 (LOC-Northern Trust Co.)
 2.15%, 03/01/30(e)(j)            --    VMIG-1     2,120        2,120,000
-------------------------------------------------------------------------
Iowa (State of) School Cash
 Anticipation Program;
 Series 2002 TRAN
 2.75%, 06/20/03(f)               AAA     Aaa      8,250        8,314,073
=========================================================================
                                                               32,429,073
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


KANSAS-0.57%

Lenexa (City of) Health Care
 Facilities (Lakeview Village
 Inc. Project); VRD Series 2002
 B RB (LOC-LaSalle Bank N.A.)
 1.75%, 05/15/32(d)(e)            A-1     --     $ 7,500   $    7,500,000
-------------------------------------------------------------------------
Wichita (City of) Recreational
 Facilities (YMCA of Wichita
 Project); VRD Series 1998 XI
 RB (LOC-Bank of America NT &
 SA) 1.75%, 08/01/09
 (Acquired 02/15/01;
 Cost $3,900,000)(d)(e)(k)       A-1+     --       3,900        3,900,000
=========================================================================
                                                               11,400,000
=========================================================================

KENTUCKY-3.58%

Carrollton & Henderson (Cities
 of) Public Energy Authority;
 Gas Series 1998 A RB
 4.50%, 01/01/03(f)               AAA     Aaa      5,000        5,033,596
-------------------------------------------------------------------------
Kentucky (State of) Area
 Developing Districts Financing
 Trust (Weekly Acquisition
 Lease Program-Ewing); VRD
 Series 2000 RB (LOC-First
 Union National Bank)
 1.75%, 06/01/33(d)(e)            A-1     --      35,900       35,900,000
-------------------------------------------------------------------------
Kentucky (State of) Interlocal
 School Transportation
 Association; Series 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1     5,000        5,049,842
-------------------------------------------------------------------------
Newport (City of) League of
 Cities Funding Trust Lease
 Program; VRD Series 2002 RB
 (LOC-U.S. Bank N.A.)
 1.73%, 04/01/32(d)(e)            --    VMIG-1    26,000       26,000,000
=========================================================================
                                                               71,983,438
=========================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust (City of
 New Orleans); VRD Series
 2000-1801 COP
 1.77%, 12/01/21
 (Acquired 10/10/00;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------
Jefferson (Parish of)
 Industrial Development Board
 (George J Ackel Sr. Project);
 Refunding VRD Series 1986 IDR
 (LOC-Regions Bank)
 1.75%, 12/01/04(d)(e)            --    VMIG-1     3,440        3,440,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
LOUISIANA-(CONTINUED)

Louisiana (State of) Public
 Facilities Authority (Glen
 Retirement System Project);
 VRD Series 2001 RB
 (LOC-Amsouth Bank)
 1.93%, 09/01/16
 (Acquired 08/15/01;
 Cost $3,800,000)(d)(e)(k)        --    VMIG-1   $ 3,800   $    3,800,000
=========================================================================
                                                               13,240,000
=========================================================================

MARYLAND-2.48%

Hyattsville (City of)
 Industrial Development
 (Safeway Inc. Projects);
 Refunding Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --       1,335        1,335,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Catholic Health
 Initiatives); Refunding VRD
 Series 1997 B RB
 1.75%, 12/01/15(d)              A-1+   VMIG-1     7,800        7,800,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Pooled Loan
 Program); VRD Series 1994 D RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/29(d)(e)           A-1+     --      32,500       32,500,000
-------------------------------------------------------------------------
Morgan Stanley & Co.
 Incorporated Trust Floater
 Ctfs. (Washington Suburban
 Sanitary District); VRD
 Floating Rate Trust Ctfs.
 Unlimited Tax Series 2000-246
 GO 1.76%, 06/01/09
 (Acquired 03/02/00;
 Cost $8,305,000)(d)(i)(k)        --    VMIG-1     8,305        8,305,000
=========================================================================
                                                               49,940,000
=========================================================================

MASSACHUSETTS-0.41%

Braintree (City of); Unlimited
 Tax Series 2001 BAN
 2.50%, 12/20/02                  --     MIG-1     6,165        6,177,386
-------------------------------------------------------------------------
Massachusetts (State of)
 Industrial Financing Agency
 (Babson College); Refunding
 Series 1992 A IDR
 6.38%, 10/01/02(b)(c)            AAA     Aaa      1,000        1,020,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
 Industrial Financing Agency
 (Holy Cross College);
 Refunding Series 1992 II IDR
 6.38%, 11/01/02(b)(c)            NRR     NRR    $ 1,000   $    1,023,846
=========================================================================
                                                                8,221,232
=========================================================================

MICHIGAN-3.61%

Dearborn (City of) Economic
 Development Corp. (Henry Ford
 Village Inc. Project); VRD
 Ltd. Tax Obligation Series
 1998 IDR (LOC-Comerica Bank)
 1.75%, 10/01/23(d)(e)(l)         --      --       9,200        9,200,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Sewage Disposal
 System); VRD Series 2001 A112
 RB 1.75%, 07/01/32
 (Acquired 10/31/01;
 Cost $4,975,000)(d)(i)(k)        --    VMIG-1     4,975        4,975,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Water Supply System);
 VRD Sr. Lien Series 1999 D RB
 1.75%, 07/01/29
 (Acquired 01/21/00;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Michigan (State of) Hospital
 Finance Authority (Crittenton
 Hospital Project); Refunding
 VRD Hospital Series 2002 B RB
 (LOC-Comerica Bank)
 1.75%, 03/01/27(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Michigan (State of) Housing
 Development Authority (Parks
 of Taylor Apartments Project);
 VRD Multi-Family Series 2002 A
 RB (CEP-Federal National
 Mortgage Association)
 1.70%, 08/15/32(d)              A-1+     --       4,135        4,135,000
-------------------------------------------------------------------------
Michigan (State of)
 Municipal Bond Authority;
 State Revolving Fund
 Series 1992 A RB
 6.25%, 10/01/02(c)(h)            AAA     Aaa      4,465        4,554,300
-------------------------------------------------------------------------
 6.35%, 10/01/02(b)(c)            AAA     Aaa      4,430        4,518,600
-------------------------------------------------------------------------
 6.45%, 10/01/02(b)(c)            AAA     Aaa      4,835        4,931,700
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic
 Fund (260 Brown St. Associates
 Project); VRD Convertible Ltd.
 Tax Obligation Series 1985 RB
 (LOC-Comerica Bank)
 1.60%, 10/01/15(e)(h)            --    VMIG-1   $ 3,380   $    3,380,000
-------------------------------------------------------------------------
Michigan (State of) Trunk Line;
 Series 1992 A RB
 5.50%, 10/01/02(b)(c)            NRR     NRR      6,630        6,630,000
-------------------------------------------------------------------------
Oakland (County of) Economic
 Development Corp. (Rochester
 College Project); VRD Ltd.
 Obligations Series 2001 RB
 (LOC-Bank One Michigan)
 1.80%, 08/01/21(d)(e)            --    VMIG-1     7,200        7,200,000
-------------------------------------------------------------------------
Southfield (City of) Economic
 Development (Lawrence Tech
 University Project); VRD
 Series 2001 RB (LOC-Bank One
 Michigan)
 1.70%, 10/01/31(d)(e)            A-1     --       6,000        6,000,000
=========================================================================
                                                               72,524,600
=========================================================================

MINNESOTA-6.06%

Arden Hills (City of) Housing
 and Health Care Facilities
 (Presbyterian Homes Project);
 VRD Series 1999 B RB
 (LOC-U.S. Bank N.A.)
 2.20%, 09/01/29(e)(j)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Duluth (City of) Economic
 Development Authority
 (Miller-Dwan Medical Center
 Inc. Project); Refunding VRD
 Series 1997 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 06/01/19(e)(j)            A-1     --       2,150        2,150,000
-------------------------------------------------------------------------
Golden Valley (City of)
 Industrial Development
 (Unicare Homes Inc. Project);
 VRD Series 1984 IDR
 (LOC-Bank of America N.A.)
 1.75%, 09/01/14(d)(e)           A-1+     --       2,000        2,000,000
-------------------------------------------------------------------------
Minneapolis (City of)
 (Minnehaha Academy Project);
 VRD Series 2001 RB
 (LOC-Firstar Bank N.A.)
 2.25%, 05/01/26(e)(j)(l)         --      --       2,500        2,500,000
-------------------------------------------------------------------------
Minneapolis (City of) Special
 School District # 001;
 Unlimited Tax Aid Anticipation
 Ctfs. Series 2002 GO
 1.75%, 01/31/03                 SP-1+    --      14,500       14,522,040
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MINNESOTA-(CONTINUED)

Minnesota (State of) School
 Districts Tax and Aid
 Anticipation Borrowing Ctfs.
 Program; Aid Anticipation
 Notes Series 2002 A COP
 2.25%, 08/20/03                  --     MIG-1   $16,000   $   16,108,740
-------------------------------------------------------------------------
Rochester (City of) Health Care
 Facilities; Commercial Paper
 Notes
 1.25%, 10/08/02                 A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
 1.20%, 10/10/02                 A-1+     --      20,500       20,500,000
-------------------------------------------------------------------------
 1.20%, 10/22/02                 A-1+     --      10,600       10,600,000
-------------------------------------------------------------------------
 1.30%, 10/23/02                 A-1+     --       8,000        8,000,000
-------------------------------------------------------------------------
 1.25%, 11/19/02                 A-1+     --      15,000       15,000,000
-------------------------------------------------------------------------
Roseville (City of) Health Care
 Facilities (Presbyterian Homes
 Project); Refunding VRD Series
 2002 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 10/01/29(e)(j)            --    VMIG-1     1,790        1,790,000
-------------------------------------------------------------------------
St. Paul (City of) Housing and
 Redevelopment Authority
 (Science Museum of Minnesota);
 VRD Series 1997 A RB
 (LOC-First Bank Montana)
 1.75%, 05/01/27(d)(e)            --    VMIG-1    13,160       13,160,000
=========================================================================
                                                              121,830,780
=========================================================================

MISSISSIPPI-0.70%

Mississippi (State of) Business
 Finance Corp. (Jackson Medical
 Mall); VRD Series 2000 A RB
 (LOC-Bank One Louisiana)
 1.75%, 11/01/18(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Mississippi (State of) Business
 Finance Corp. (Mississippi
 College Project); Refunding
 VRD Series 1999 B RB (LOC-Bank
 of America N.A.)
 1.70%, 02/01/09
 (Acquired 11/28/01;
 Cost $5,400,000)(d)(e)(g)(k)     --      --       5,400        5,400,000
-------------------------------------------------------------------------
Rankin (County of) School
 District; Unlimited Tax Series
 1995 GO
 5.75%, 02/01/03(b)(c)            AAA     Aaa      4,960        5,023,027
=========================================================================
                                                               14,023,027
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MISSOURI-2.24%

Boone (County of) (Boone
 Hospital Center Project); VRD
 Hospital Series 2000 C RB
 (LOC-Firstar Bank N.A.)
 1.75%, 08/15/20(d)(e)            --    VMIG-1   $ 2,600   $    2,600,000
-------------------------------------------------------------------------
Independence (City of)
 Industrial Development
 Authority (Groves and
 Graceland Project); VRD
 Development Series 1997 A IDR
 (LOC-Dexia Credit Local)
 2.10%, 11/01/27(e)(j)           A-1+     --       3,000        3,000,000
-------------------------------------------------------------------------
Kansas (City of) Industrial
 Development Authority (Baptist
 Health System); VRD Hospital
 Series 1988 A IDR (LOC-Bank of
 America N.A.)
 1.65%, 08/01/18(d)(e)            --    VMIG-1     2,705        2,705,000
-------------------------------------------------------------------------
Kansas City (City of) School
 District Building; Refunding
 Series 2002 A RB
 4.00%, 02/01/03(f)               AAA     Aaa      2,655        2,675,641
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (Science City
 Union Station); Infrastructure
 Facilities Series 1997 A RB
 (LOC-Canadian Imperial Bank)
 4.40%, 12/01/02(e)               AA-     Aa3      1,150        1,155,631
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (St. Louis
 Convention Center); VRD Series
 2000 C RB
 (LOC-Firstar Bank N.A.)
 2.20%, 12/01/20(e)(j)            A-1     --       1,000        1,000,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Assemblies of God
 College Project); VRD Series
 2001RB (LOC-Bank of America
 N.A.)
 1.70%, 05/01/26(d)(e)            --    VMIG-1     6,800        6,800,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Lutheran Senior
 Services); VRD Health
 Facilities Series 2000 RB
 (LOC-Firstar Bank N.A.)
 1.75%, 02/01/31(d)(e)            --    VMIG-1    25,000       25,000,000
=========================================================================
                                                               44,936,272
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


MONTANA-0.40%

Havre (City of) Industrial
 Development (Safeway Inc.
 Project); Refunding Series
 1991 IDR (LOC-Bankers Trust
 Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --     $ 1,130   $    1,130,000
-------------------------------------------------------------------------
Montana (State of) Facilities
 Financing Authority (Mission
 Ridge Project); VRD Series
 2002 RB (LOC-LaSalle Bank
 N.A.)
 1.75%, 08/01/27(d)(e)(g)         --      --       7,000        7,000,000
=========================================================================
                                                                8,130,000
=========================================================================

NEVADA-0.90%

ABN AMRO Munitops Ctfs. Trust
 (County of Washoe); Refunding
 VRD Ltd. Tax Series 2001-24
 Single Asset Trust Ctfs.
 1.75%, 07/01/09
 (Acquired 06/21/01;
 Cost $5,000,000)(d)(i)(k)        --    VMIG-1     5,000        5,000,000
-------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax
 Sewer & Flood Control Series
 2001 GO
 5.00%, 04/01/03(f)               AAA     Aaa      2,000        2,035,500
-------------------------------------------------------------------------
Las Vegas Valley (City of)
 Water District (SNWA Water
 Supply); Commercial Paper
 Notes (LOC-Westdeutsche
 Landesbank Girozentrale)
 1.30%, 10/16/02(e)              A-1+     P-1     11,000       11,000,000
=========================================================================
                                                               18,035,500
=========================================================================

NEW MEXICO-1.05%

New Mexico (State of); Series
 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1    16,000       16,176,041
-------------------------------------------------------------------------
New Mexico (State of) Hospital
 Equipment Loan Council
 (Dialysis Clinic Inc.
 Project); VRD Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.83%, 07/01/25(d)(e)            --    VMIG-1     5,000        5,000,000
=========================================================================
                                                               21,176,041
=========================================================================

NEW YORK-0.49%

Merrill Lynch P-Floats
 (Metropolitan Transportation
 Authority); VRD Series 2002
 PA-1027 A RB
 1.75%, 11/15/15
 (Acquired 06/05/02;
 Cost $5,995,000)(d)(i)(k)       A-1+     --       5,995        5,995,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
NEW YORK-(CONTINUED)

Middletown (City of) Industrial
 Development Agency (Southwinds
 Retirement Home Inc. Project);
 Civic Facilities Series 1993
 IDR 8.38%, 03/01/03(b)(c)        NRR     NRR    $ 3,740   $    3,921,855
=========================================================================
                                                                9,916,855
=========================================================================

NORTH CAROLINA-3.23%

North Carolina (State of)
 Capital Facilities Financing
 Agency (Elon College);
 Refunding VRD Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/14(d)(e)(g)         --      --       4,900        4,900,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (NCA&T University
 Foundation); VRD Housing
 Facilities Series 2001 RB
 (LOC-First Union National
 Bank)
 1.75%, 07/01/32(d)(e)            --    VMIG-1    18,990       18,990,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (Wolfpack Club
 Project); Refunding VRD Series
 2002 RB (LOC-Bank of America
 N.A.)
 1.70%, 04/01/12(d)(e)(g)         --      --       6,100        6,100,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Cleveland Regional
 Medical Center Project); VRD
 Series 2001 RB (LOC-Bank of
 America N.A.)
 1.70%, 01/01/18(d)(e)(g)         --      --      29,000       29,000,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Pooled Equipment
 Funding Project); VRD Series
 1985 RB
 1.60%, 12/01/25(d)(f)            A-1   VMIG-1     6,000        6,000,000
=========================================================================
                                                               64,990,000
=========================================================================

NORTH DAKOTA-0.26%

Fargo (City of) Commercial
 Development (Cass Oil Co.
 Project); VRD Series 1984 RB
 (LOC-U.S. Bank N.A.)
 1.85%, 12/01/14(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Ward (County of) Health Care
 Facilities (Trinity Health
 Obligation Group); VRD Series
 2002 A RB (LOC-U.S. Bank N.A.)
 2.15%, 07/01/29(e)(j)            A-1     --       1,635        1,635,000
=========================================================================
                                                                5,235,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


OHIO-3.33%

Butler (County of) Sewer
 Systems; Series 1992 B RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa    $ 2,925   $    2,977,482
-------------------------------------------------------------------------
Delaware (County of) Industrial
 Development (Radiation
 Sterilizers); VRD Series 1984
 IDR (LOC-American
 National Bank)
 1.45%, 12/01/04(e)(h)            A-1     --       2,300        2,300,000
-------------------------------------------------------------------------
Franklin (County of) (Doctors
 OhioHealth Corp.); VRD
 Hospital Series 1998 B RB
 (LOC-National City Bank)
 1.75%, 12/01/28(d)(e)            --    VMIG-1     4,100        4,100,000
-------------------------------------------------------------------------
Hamilton (County of) Sewer
 System; Refunding and
 Improvement Series 1995 A RB
 6.00%, 12/01/02(f)               AAA     Aaa      1,000        1,007,520
-------------------------------------------------------------------------
Kent State University; General
 Receipts Series 1998 B RB
 3.75%, 05/01/03(f)               AAA     Aaa      1,010        1,022,065
-------------------------------------------------------------------------
Lorain (County of) (Elyria
 United Methodist Village);
 Refunding VRD Hospital Series
 1996 B RB (LOC-Bank One N.A.)
 1.78%, 06/01/12(d)(e)            A-1   VMIG-1     5,505        5,505,000
-------------------------------------------------------------------------
Lorain (County of) (EMH
 Regional Medical Center
 Project); VRD Hospital
 Facilities Series 2001 RB
 (LOC-National City Bank)
 1.75%, 05/01/26(d)(e)(l)         --      --      16,000       16,000,000
-------------------------------------------------------------------------
Marion (County of) (Pooled
 Lease Program); VRD Hospital
 Improvement Series 1990 RB
 (LOC-Bank One N.A.)
 1.78%, 08/01/20(d)(e)            A-1     --       4,215        4,215,000
-------------------------------------------------------------------------
Ohio (State of) Economic
 Development (YMCA of Greater
 Cincinnati Project); VRD
 Series 2001 RB
 (LOC-Bank One N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,600        9,600,000
-------------------------------------------------------------------------
Ohio (State of) Public
 Facilities Commission (Higher
 Education Capital Facilities);
 Series 1992 II-B RB
 5.40%, 11/01/02(b)(c)            AAA     Aaa      1,500        1,534,439
-------------------------------------------------------------------------
Portage (County of) (Robinson
 Memorial Hospital); VRD Series
 2002 RB (LOC-Bank One N.A.)
 1.70%, 05/01/17(d)(e)            --    VMIG-1     6,635        6,635,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
OHIO-(CONTINUED)

Toledo (City of) Waterworks;
 Refunding and Improvement
 Series 1999 RB
 3.50%, 11/15/02(f)               AAA     Aaa    $ 1,340   $    1,343,236
-------------------------------------------------------------------------
Tuslaw (City of) Local School
 District; Unlimited Tax
 Series 2002 BAN
 2.00%, 01/22/03                  --     MIG-1    10,650       10,672,487
=========================================================================
                                                               66,912,229
=========================================================================

OKLAHOMA-2.36%

Lawton (City of) Water
 Authority; Sales Tax & Utility
 Series 2001 RB
 4.50%, 03/01/03(f)               AAA     Aaa      1,630        1,650,134
-------------------------------------------------------------------------
Oklahoma (State of) Development
 Financing Authority
 (Capitol Dome Project); VRD
 Series 2001 RB
 (LOC-Bank of America N.A.)
 1.78%, 06/01/11(d)(e)           A-1+     --       5,275        5,275,000
-------------------------------------------------------------------------
Oklahoma (County of) Finance
 Authority (Oxford Oaks
 Apartments Project); Refunding
 VRD Multi-Family Series 2000
 RB (CEP-Federal National
 Mortgage Association)
 1.72%, 07/15/30(d)              A-1+     --      27,695       27,695,000
-------------------------------------------------------------------------
Oklahoma (County of)
 Independent School District
 #89 (Oklahoma City); Refunding
 Unlimited Tax Series 2002 GO
 3.00%, 02/01/03(f)               --      Aaa      3,425        3,438,557
-------------------------------------------------------------------------
Southern Oklahoma (State of)
 Memorial Hospital Authority;
 Series 1992 RB
 6.60%, 12/01/02(b)(c)            NRR     NRR      5,225        5,373,637
-------------------------------------------------------------------------
Tulsa (City of) Industrial
 Authority (University of
 Tulsa); VRD Series 2000 B RB
 1.75%, 10/01/31(d)(f)            --    VMIG-1     4,000        4,000,000
=========================================================================
                                                               47,432,328
=========================================================================

OREGON-1.85%

Multnomah (County of);
 Series 2002 TRAN
 2.50%, 06/30/03                  --     MIG-1    20,000       20,124,492
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

OREGON-(CONTINUED)

Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Quatama Crossing LLC Housing
 Project); VRD Series 1998 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 01/01/31(d)(e)            --    VMIG-1   $ 1,100   $    1,100,000
-------------------------------------------------------------------------
Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Sacred Heart Medical Center);
 VRD Series 1998 A RB (LOC-U.S.
 Bank N.A.)
 1.75%, 11/01/28(d)(e)            A-1     --       1,700        1,700,000
-------------------------------------------------------------------------
Umatilla (County of) Hospital
 Facilities Authority (Catholic
 Health Initiatives); Refunding
 VRD Series 1997 B RB
 (LOC-Morgan Guaranty Trust)
 1.75%, 12/01/24(d)(e)           A-1+   VMIG-1    14,300       14,300,000
=========================================================================
                                                               37,224,492
=========================================================================

PENNSYLVANIA-3.39%

Allegheny (County of)
 Industrial Development
 Authority (Carnegie Museums of
 Pittsburgh); VRD Series 2002
 IDR (LOC-Citizens Bank of
 Pennsylvania)
 1.75%, 08/01/32(d)(e)            --    VMIG-1     3,000        3,000,000
-------------------------------------------------------------------------
Allegheny (County of)
 Sanitation Authority; Series
 1992 RB
 6.00%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,026,606
-------------------------------------------------------------------------
Berks (County of) Industrial
 Development Authority
 (Lutheran Services Northeast);
 Refunding VRD Health Care
 Series 1998 A IDR
 1.65%, 01/01/28(d)(f)            --    VMIG-1     5,899        5,899,000
-------------------------------------------------------------------------
Chartiers Valley Industrial and
 Commercial Development
 Authority (Asbury Villas
 Project); Refunding VRD Series
 2000 B IDR (LOC-LaSalle Bank
 N.A.)
 1.75%, 12/01/30(d)(e)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Delaware Valley Regional
 Finance Authority; VRD Local
 Government Series 1986 RB
 (LOC-Toronto-Dominion Bank)
 1.70%, 08/01/16(d)(e)           A-1+   VMIG-1     2,500        2,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
PENNSYLVANIA-(CONTINUED)

Eagle Tax-Exempt Trust
 (Delaware Valley Regional);
 VRD Series 2001-3801 COP
 1.77%, 08/01/28
 (Acquired 06/04/01-09/06/02;
 Cost $8,900,000)(d)(i)(k)       A-1+     --     $ 8,900   $    8,900,000
-------------------------------------------------------------------------
Easton (City of) Area Joint
 Sewer Authority; Refunding
 Series 1993 RB
 6.20%, 04/01/03(b)(c)            NRR     NRR      1,000        1,020,366
-------------------------------------------------------------------------
Emmaus (City of) General
 Authority; VRD Series 1996 RB
 1.65%, 12/01/28(d)(f)            A-1     --      30,000       30,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Scranton & County of
 Lackawanna Health & Welfare
 Authority); VRD Series 2002
 A-18 RB
 1.75%, 03/01/15
 (Acquired 03/22/02;
 Cost $3,375,000)(d)(i)(k)        --    VMIG-1     3,375        3,375,000
-------------------------------------------------------------------------
Franklin (County of) Industrial
 Development Authority
 (Chambersburg Hospital
 Obligation); VRD Health Care
 Series 2000 IDR
 1.78%, 12/01/24(d)(f)            A-1     --       5,500        5,500,000
-------------------------------------------------------------------------
Philadelphia (City of);
 Unlimited Tax Series 1998 GO
 5.00%, 03/15/03(f)               AAA     Aaa      4,890        4,969,209
=========================================================================
                                                               68,190,181
=========================================================================

SOUTH CAROLINA-1.93%

Eagle Tax Exempt Trust (State
 of South Carolina Public
 Service Authority); VRD Series
 2000-4001 Class A COP
 1.77%, 01/01/22
 (Acquired 09/08/00-01/11/01;
 Cost $10,100,000)(d)(i)(k)      A-1+     --      10,100       10,100,000
-------------------------------------------------------------------------
First Union Merlots (State of
 South Carolina Public Service
 Authority); VRD Series 2000 L
 RB
 1.75%, 01/01/22
 (Acquired 02/25/00;
 Cost $6,500,000)(d)(i)(k)        --    VMIG-1     6,500        6,500,000
-------------------------------------------------------------------------
Lexington (County of) School
 District #001; Unlimited Tax
 Series 2002 TAN
 1.75%, 04/15/03                  --     MIG-1     9,000        9,023,465
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

SOUTH CAROLINA-(CONTINUED)

Richland (County of) School
 District # 002; Unlimited Tax
 Series 2002 GO
 2.00%, 05/01/03                  AA+     Aa1    $ 7,000   $    7,027,734
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (The
 Allen University Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 09/01/18
 (Acquired 03/27/01-07/30/02;
 Cost $2,940,000)(d)(e)(k)       A-1+     --       2,940        2,940,000
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (Morris
 College Project); VRD Series
 1997 RB (LOC-Bank of America
 N.A.)
 1.75%, 07/01/17
 (Acquired 07/30/02;
 Cost $1,100,000)(d)(e)(k)       A-1+     --       1,100        1,100,000
-------------------------------------------------------------------------
South Carolina (State of) Jobs
 Economic Development Authority
 (Catholic Diocese of South
 Carolina Project); VRD Series
 1998 RB (LOC-Bank of America
 N.A.)
 1.75%, 09/01/18
 (Acquired 07/23/02;
 Cost $2,090,000)(d)(e)(k)       A-1+     --       2,090        2,090,000
=========================================================================
                                                               38,781,199
=========================================================================

SOUTH DAKOTA-0.06%

Sioux Falls (City of); Sales
 Tax Series 2001 A RB
 4.25%, 11/15/02(f)               --      Aaa      1,150        1,154,196
=========================================================================

TENNESSEE-5.85%

Blount (County of) Public
 Building Authority (Local
 Government Public
 Improvements); RB
 2.05%, VRD Series 2001 A-1-D
 06/01/25(f)(j)                   --    VMIG-1     3,200        3,200,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 A-1-E
 06/01/22(f)(j)                   --    VMIG-1     1,800        1,800,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TENNESSEE-(CONTINUED)

Clarksville (City of) Public
 Building Authority (Tennessee
 Municipal Bond Fund); VRD
 Pooled Funding RB (LOC-Bank of
 America N.A.)
 1.70%, Series 1997 11/01/27
 (Acquired 11/28/01;
 Cost $11,990,000)(d)(e)(k)       --    VMIG-1   $11,900   $   11,900,000
-------------------------------------------------------------------------
 1.70%, Series 1999 06/01/29
 (Acquired 07/30/02-09/26/02;
 Cost $20,600,000)(d)(e)(k)       --    VMIG-1    20,600       20,600,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chattanooga); VRD Series
 2000-4202 COP
 1.77%, 10/01/27
 (Acquired 10/10/00-05/30/01;
 Cost $14,040,000)(d)(i)(k)      A-1+     --      14,040       14,040,000
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #2);
 Refunding VRD Series 1998 B
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     2,997        2,997,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #3);
 Refunding VRD Series 1998 C
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     1,797        1,797,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #4);
 Refunding VRD Series 1998 D
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     3,327        3,327,750
-------------------------------------------------------------------------
Jackson (City of) Health &
 Educational Facilities Board
 (Trinity Christian Academy);
 Refunding VRD Educational
 Facilities Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 03/01/22(d)(e)            --    VMIG-1     5,400        5,400,000
-------------------------------------------------------------------------
Memphis (City of) Health,
 Education & Housing Facility
 Board; VRD Not-For-Profit
 Multi-Family Program Series
 2000 RB (CEP-American
 International Group Inc.)
 1.83%, 08/01/32
 (Acquired 08/04/00;
 Cost $10,000,000)(d)(k)         A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TENNESSEE-(CONTINUED)

Metropolitan Government of
 Nashville and Davidson
 Counties Health and
 Educational Facilities Board
 (Meharry Medical College
 Project); Refunding VRD Series
 1998 RB (LOC-NationsBank N.A.)
 1.70%, 08/01/18
 (Acquired 11/21/01-11/27/01;
 Cost $9,440,000)(d)(e)(g)(k)     --      --     $ 9,440   $    9,440,000
-------------------------------------------------------------------------
Montgomery (County of) Public
 Building Authority (Tennessee
 County Loan Pool); VRD Pooled
 Funding Government Obligation
 Series 1995 RB (LOC-Bank of
 America N.A.)
 1.70%, 03/01/25
 (Acquired 04/30/02;
 Cost $8,835,000)(d)(e)(k)       A-1+     --       8,835        8,835,000
-------------------------------------------------------------------------
Sevier (County of) Public
 Building Authority (Local
 Government Public
 Improvement); RB
 2.05%, VRD Series 2000 IV B-9
   06/01/11(f)(j)                 --    VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
 1.73%, VRD Series 1995 A
   06/01/15(f)(j)                 --    VMIG-1     5,890        5,890,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-7
   06/01/20(f)(j)                 --    VMIG-1     3,095        3,095,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-8
   06/01/20(f)(j)                 --    VMIG-1       985          985,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-12
   06/01/20(f)(j)                 --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV G-2
   06/01/22(f)(j)                 --    VMIG-1     3,100        3,100,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV-1
   06/01/23(f)(j)                 --    VMIG-1     3,500        3,500,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV H-3
   06/01/25(f)(j)                 --    VMIG-1     3,000        3,000,000
=========================================================================
                                                              117,507,250
=========================================================================

TEXAS-11.48%

ABN AMRO Munitops Ctfs. Trust
 (City of Leander Independent
 School District); Refunding
 Unlimited Multistate Non-AMT
 Series 2002-16 Ctfs.
 1.55%, 08/20/03
 (Acquired 08/29/02;
 Cost $5,395,000)(b)(i)(k)        A-1     --       5,395        5,395,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Austin (City of) Utility
 Systems; Combined Series 1988
 RB
 7.75%, 05/15/03(b)(c)            AAA     Aaa    $ 1,000   $    1,037,946
-------------------------------------------------------------------------
Carroll (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 GO
 (CEP-Texas Permanent School
 Fund)
 5.00%, 02/15/03                  AAA     Aaa      1,060        1,074,274
-------------------------------------------------------------------------
Coastal Bend Health Facilities
 Development Corp. (Incarnate
 Word Health Services); VRD
 Series 1998 B RB
 1.72%, 08/15/28(d)(f)            --    VMIG-1     8,550        8,550,000
-------------------------------------------------------------------------
Denton (City of); Ltd. Ctfs.
 Series 2001 GO
 4.75%, 02/15/03(f)               AAA     Aaa      1,290        1,306,176
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris
 County Toll Road); VRD Series
 2001-4305 COP
 1.77%, 08/01/14
 (Acquired 05/08/01;
 Cost $7,390,000)(d)(i)(k)       A-1+     --       7,390        7,390,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Airport); VRD Series
 2000-4307 COP
 1.77%, 07/01/28
 (Acquired 11/15/00-02/20/01;
 Cost $15,750,000)(d)(i)(k)      A-1+     --      15,750       15,750,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Water & Sewer); VRD
 Series 974305 COP
 1.77, 12/01/27
 (Acquired 04/27/99;
 Cost $14,005,000)(d)(i)(k)      A-1+     --      14,005       14,005,000
-------------------------------------------------------------------------
Grand Prairie (City of) Housing
 Finance Corp. (Lincoln
 Property Co.); Refunding VRD
 Series 1993 RB (CEP-General
 Electric Capital Corp.)
 1.70%, 06/01/10(d)              A-1+     --       2,700        2,700,000
-------------------------------------------------------------------------
Harris (County of); Ltd. Ctfs.
 Obligation Tax Series 1991 GO
 6.50%, 10/01/02(b)(c)            NRR     NRR      1,000        1,000,000
-------------------------------------------------------------------------
Harris (County of); VRD
 Unlimited Tax Series 2000
 N1-Reg D GO
 1.80%, 08/01/03(d)               --    VMIG-1     3,700        3,700,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TEXAS-(CONTINUED)

Harris (County of) Health
 Facilities Development Corp.
 (Gulf Coast Regional Blood
 Center Project); VRD Series
 1992 RB
 (LOC-JP Morgan Chase & Co.)
 1.80%, 04/01/17(d)(e)           A-1+     --     $ 2,850   $    2,850,000
-------------------------------------------------------------------------
Harris (County of) Health
 Facilities Development Corp.
 (St. Lukes Episcopal
 Hospital); Refunding VRD
 Series 2001 B RB
 2.00%, 02/15/31(j)              A-1+     --      20,100       20,100,000
-------------------------------------------------------------------------
Hockley (County of ) Industrial
 Development Corp. (Amoco Corp.
 Project); Pollution Control
 Series 1985 IDR
 1.80%, 11/01/02(d)              A-1+     P-1      5,000        5,000,000
-------------------------------------------------------------------------
Houston (City of) Higher
 Education Finance Corp.
 (Houston Baptist University);
 Refunding VRD Higher Education
 Series 2000 RB (LOC-Chase Bank
 of Texas)
 1.80%, 07/01/20(d)(e)(g)         --      --       1,000        1,000,000
-------------------------------------------------------------------------
Irving (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 A GO
 (CEP-Texas Permanent School
 Fund)
 4.00%, 02/15/03                  AAA     Aa3      1,025        1,032,723
-------------------------------------------------------------------------
Lamar (County of) Consolidated
 Independent School District;
 Unlimited Tax Series 1996 GO
 (CEP-Texas Permanent School
 Fund)
 6.00%, 02/15/03                  AAA     Aaa      1,065        1,082,725
-------------------------------------------------------------------------
Lubbock (City of) Independent
 School District; Refunding
 Unlimited Tax Series 1993 GO
 (CEP-Texas Permanent School
 Fund)
 5.20%, 02/15/03                  AAA     Aaa      1,090        1,105,325
-------------------------------------------------------------------------
Northside Independent School
 District; Refunding Unlimited
 Tax Series 2001 GO (CEP-Texas
 Permanent School Fund)
 4.00%, 02/15/03                  AAA     Aaa      1,250        1,261,581
-------------------------------------------------------------------------
Palacios (City of) Independent
 School District; Unlimited Tax
 Series 2001 GO (CEP-Texas
 Permanent School Fund)
 2.70%, 12/15/02                  AAA     Aaa      2,000        2,003,727
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Port Development Corp. (Stolt
 Terminals Project); Refunding
 VRD Series 1989 RB
 (LOC-Canadian Imperial Bank)
 1.70%, 01/15/14(d)(e)           A-1+   VMIG-1   $ 1,665   $    1,665,000
-------------------------------------------------------------------------
Port of Houston
 Authority-Harris (County of);
 Refunding Series 2002 RB
 5.00%, 05/01/03(f)               AAA     Aaa      1,000        1,019,245
-------------------------------------------------------------------------
San Antonio (City of) Electric
 & Gas System; Commercial Paper
 Notes (LOC-Bank of New York;
 J.P. Morgan Chase & Co.;
 Westdeutsche Landesbank
 Girozentrale; Landesbank
 Baden-Wurttemberg)
 1.45%, 10/07/02(e)              A-1+     P-1     18,300       18,300,000
-------------------------------------------------------------------------
 1.30%, 10/22/02(e)              A-1+     P-1     12,600       12,600,000
-------------------------------------------------------------------------
San Antonio (City of) Water &
 Sewer; Commercial Paper Notes
 1.25%, 10/21/02                 A-1+     P-1     32,200       32,200,000
-------------------------------------------------------------------------
San Jacinto (County of)
 Community College District;
 Funding Systems Series 2001 RB
 4.00%, 02/15/03(f)               AAA     Aaa      1,410        1,423,783
-------------------------------------------------------------------------
Shenandoah (City of) Health
 Facilities (Southwood Ltd I
 Project); VRD Series 1984 RB
 (LOC-Bank of America N.A.)
 1.87%, 12/01/14(d)(e)(l)         --      --       3,400        3,400,000
-------------------------------------------------------------------------
Sherman (City of) Higher
 Education Finance Corp.
 (Austin College Project); VRD
 Series 1997 RB (LOC-Bank
 of America N.A.)
 1.75%, 01/01/18(d)(e)           A-1+     --      12,800       12,800,000
-------------------------------------------------------------------------
Texas (State of); Series 2002
 TRAN
 2.75%, 08/29/03                 SP-1+   MIG-1    45,000       45,544,798
-------------------------------------------------------------------------
Trinity River Industrial
 Development Authority
 (Radiation Sterilizers); VRD
 Series 1985 IDR (LOC-American
 National Bank & Trust)
 1.45%, Series 1985 A
   11/01/05(d)(e)                 A-1     --       1,900        1,900,000
-------------------------------------------------------------------------
 1.45%, Series 1985 B
   11/01/05(d)(e)                 A-1     --       2,450        2,450,000
=========================================================================
                                                              230,647,303
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


UTAH-0.57%

Davis (County of) Housing
 Authority (Fox Creek
 Apartments); Refunding VRD
 Multi-Family Housing Series
 1997 A RB
 (LOC-Bank One Arizona N.A.)
 1.78%, 08/15/27(d)(e)            A-1     --     $ 4,240   $    4,240,000
-------------------------------------------------------------------------
JP Morgan Putters (Salt Lake
 County); VRD Hospital
 Series 2001 186Z RB
 1.78%, 05/15/14
 (Acquired 05/09/01;
 Cost $4,995,000)(d)(i)(k)       A-1+     --       4,995        4,995,000
-------------------------------------------------------------------------
Salt Lake City (City of)
 Industrial Development
 (Parkview Plaza Associates);
 VRD Series 1984 IDR (LOC-Bank
 One Arizona N.A.)
 1.75%, 12/01/14(e)(h)            A-1     --       2,175        2,175,000
=========================================================================
                                                               11,410,000
=========================================================================

VERMONT-0.13%

Vermont (State of) Student
 Assistance Corp.; VRD Student
 Loan Series 1985 RB (LOC-State
 Street Bank & Trust Co.)
 1.45%, 01/01/04(e)(h)            --    VMIG-1     2,640        2,640,000
=========================================================================

VIRGINIA-0.28%

Chesapeake (City of) Hospital
 Authority (Chesapeake General
 Hospital); VRD Hospital
 Facilities Series 2001 B RB
 (LOC-Suntrust Bank)
 1.70%, 07/01/31(d)(e)           A-1+     --       1,545        1,545,000
-------------------------------------------------------------------------
Norfolk (City of) (Sentara
 Health System);
 Commercial Paper Notes
 1.25%, 10/03/02                 A-1+     P-1      4,000        4,000,000
=========================================================================
                                                                5,545,000
=========================================================================

WASHINGTON-4.74%

ABN AMRO Munitops Ctfs. Trust
 (King County); Refunding VRD
 Ltd. Tax Multistate Non-AMT
 Series 2001-1 Ctfs.
 1.75%, 07/01/06
 (Acquired 01/04/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Clark (County of) Public
 Utility District # 001;
 Generating Systems Series 1995
 RB
 6.00%, 01/01/03(c)               AAA     Aaa      5,000        5,057,070
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State
 of Washington);
 VRD Series 984701 COP
 1.77%, 05/01/18
 (Acquired 07/20/00;
 Cost $14,400,000)(d)(i)(k)      A-1c     --     $14,400   $   14,400,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Washington Public Power
 Supply Systems Project No. 2);
 VRD Series 964703 Class A COP
 1.77%, 07/01/11
 (Acquired 05/02/01;
 Cost $5,870,000)(d)(i)(k)       A-1+     --       5,870        5,870,000
-------------------------------------------------------------------------
Everett (City of) Public
 Facilities District;
 Commercial Paper Notes
 (LOC-Bank of America N.A.)
 1.45%, 01/30/03(e)              A-1+     --       4,300        4,300,000
-------------------------------------------------------------------------
Issaquah (City of) Community
 Properties; VRD Special
 Revenue Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.70%, 02/15/21(d)(e)            --    VMIG-1    10,150       10,150,000
-------------------------------------------------------------------------
King (County of) Economic
 Enterprise Corp. (Puget Sound
 Blood Center Project); VRD
 Series 1998 IDR (LOC-U.S. Bank
 Trust N.A.)
 1.75%, 04/01/23(d)(e)            --    VMIG-1     4,110        4,110,000
-------------------------------------------------------------------------
King (County of) School
 District #411 (Issaquah);
 Refunding Unlimited Tax Series
 1992 GO
 6.50%, 12/01/02(b)(c)            AAA     Aaa      1,275        1,284,900
-------------------------------------------------------------------------
King and Snohomish (Counties
 of) School District #417
 (Northshore); Unlimited Tax
 Series 2002 GO
 3.00%, 12/01/02(f)               AAA     Aaa      8,050        8,071,215
-------------------------------------------------------------------------
Kitsap (County of); Ltd. Tax
 Series 2002 B GO
 3.50%, 12/01/02(f)               AAA     Aaa      1,790        1,794,410
-------------------------------------------------------------------------
Lake Tapps Parkway Properties;
 VRD Special Revenue Series
 1999 A RB (LOC-U.S. Bank N.A.)
 1.75%, 12/01/19(d)(e)            --    VMIG-1    11,500       11,500,000
-------------------------------------------------------------------------
Port Seattle (City of)
 Industrial Development Corp.
 (Sysco Food Services Project);
 Refunding VRD Series 1994 IDR
 1.85%, 11/01/25(d)              A-1+   VMIG-1     6,950        6,950,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WASHINGTON-(CONTINUED)

Seattle (City of) Housing
 Authority (Bayview Manor
 Project); VRD Low Income
 Housing Assistance Series 1994
 B RB
 (LOC-U.S. Bank of Washington)
 1.75%, 05/01/19(d)(e)            A-1     --     $ 2,525   $    2,525,000
-------------------------------------------------------------------------
Seattle (City of) Housing
 Authority (Pioneer Human
 Services Project); Refunding
 VRD Series 1995 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 12/01/15(d)(e)            A-1     --       2,990        2,990,000
-------------------------------------------------------------------------
Vancouver (City of) Housing
 Authority (Village Park
 Apartments Project); VRD
 Housing Series 2000 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 11/02/05(d)(e)            A-1     --       1,515        1,515,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (Tacoma Art
 Museum Project); VRD Series
 2002 RB
 (LOC-Northern Trust Co.)
 1.90%, 06/01/32(e)(j)            --    VMIG-1     3,400        3,400,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (University
 Preparatory Academy Project);
 VRD Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/30(d)(e)            --    VMIG-1     1,250        1,250,000
=========================================================================
                                                               95,167,595
=========================================================================

WEST VIRGINIA-0.55%

West Virginia (State of)
 Hospital Finance Authority
 (Cabell Huntington Project);
 Refunding VRD Series 2002 A-1
 RB
 (LOC-Bank One West Virginia)
 1.75%, 05/01/13(d)(e)            --    VMIG-1    11,000       11,000,000
=========================================================================

WISCONSIN-2.26%

Franklin Community Development
 Authority (Indian Community
 School-Milwaukee); VRD Series
 2002 RB (LOC-Bank One
 Wisconsin)
 1.70%, 07/01/22(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Menomonee Falls (City of);
 Unlimited Tax Promissory Notes
 Series 2002 GO
 3.10%, 06/01/03                  --      Aa3      6,000        6,045,132
-------------------------------------------------------------------------
Milwaukee (County of);
 Unlimited Tax Series 1997 A GO
 5.25%, 10/01/02(f)               AAA     Aaa      2,830        2,830,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WISCONSIN-(CONTINUED)

Milwaukee (City of)
 Metropolitan Sewer District;
 Unlimited Tax Series 1990 A GO
 6.70%, 10/01/02(c)               NRR     NRR    $ 5,000   $    5,000,000
-------------------------------------------------------------------------
Monona (City of) Grove
 (Township of) School District;
 Series 2002 BAN 2.88%,
 12/01/02                         --     MIG-1     1,000        1,002,351
-------------------------------------------------------------------------
Wind Point (City of) (The
 Johnson Foundation Project);
 VRD Series 2000 RB
 (LOC-Harris Trust & Savings
 Bank)
 1.70%, 09/01/35(d)(e)           A-1+     --       4,700        4,700,000
-------------------------------------------------------------------------
Wisconsin (State of); Unlimited
 Tax Series 1992 C GO
 6.20%, 05/01/03(b)(c)            NRR     Aaa      3,000        3,084,455
-------------------------------------------------------------------------
 6.25%, 05/01/03(b)(c)            NRR     Aaa      1,000        1,028,439
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Benevolent Corp. of
 Cedar Lake Home Campus
 Project); VRD Series 2002 B RB
 (LOC-National Exchange Bank
 and Trust & Federal Home Loan
 Bank)
 1.80%, 06/01/32(d)(e)            --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Clinic-La
 Crosse Inc. Project); Series
 1996 RB
 5.10%, 12/01/02(f)               AAA     Aaa      1,000        1,005,180
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Lutheran
 Project); VRD Series 2000 B RB
 2.15%, 12/01/29(f)(j)           A-1+     --     $ 1,180   $    1,180,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Sinai Samaritan
 Medical Center); VRD Series
 1994 A RB LOC-M&I Bank)
 1.75%, 09/01/19(d)(e)            A-1     --       3,938        3,938,000
-------------------------------------------------------------------------
Wisconsin (State of) School
 Districts Cash Flow Management
 Program; COP
 2.25%, Series 2001 B-1
   11/01/02                       --     MIG-1     2,415        2,415,462
-------------------------------------------------------------------------
 2.25%, Series 2001 B-2
   11/01/02                       --     MIG-1     2,500        2,500,582
=========================================================================
                                                               45,329,601
=========================================================================

WYOMING-0.05%

Cheyenne (City of); Refunding
 Unlimited Tax Series 1992 GO
 6.05%, 12/01/02(b)(c)            NRR     NRR      1,000        1,007,547
=========================================================================
TOTAL INVESTMENTS-101.30% (Cost
 $2,035,712,614)(m)                                         2,035,712,614
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.30%)                         (26,072,720)
=========================================================================
NET ASSETS-100.00%                                         $2,009,639,894
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs.     - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). Except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/02.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is rate in effect on 09/30/02.
(i) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is rate in effect on 09/30/02.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The aggregate market value of these securities at 09/30/02 was $494,020,000, which represented 24.58% of the Fund's net assets.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

ASSETS:

Investments, at value (amortized cost)           $ 2,035,712,614
----------------------------------------------------------------
Cash                                                  10,971,249
----------------------------------------------------------------
Receivables for:
  Investments sold                                       750,000
----------------------------------------------------------------
  Interest                                             8,309,239
----------------------------------------------------------------
Investment for deferred compensation plan                 51,972
----------------------------------------------------------------
Other assets                                              84,438
================================================================
    Total assets                                   2,055,879,512
________________________________________________________________
----------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                               43,820,869
----------------------------------------------------------------
  Dividends                                            2,123,956
----------------------------------------------------------------
  Deferred compensation plan                              51,972
----------------------------------------------------------------
Accrued distribution fees                                110,431
----------------------------------------------------------------
Accrued directors' fees                                    4,586
----------------------------------------------------------------
Accrued transfer agent fees                               32,399
----------------------------------------------------------------
Accrued operating expenses                                95,405
================================================================
    Total liabilities                                 46,239,618
================================================================
Net assets applicable to shares outstanding      $ 2,009,639,894
________________________________________________________________
----------------------------------------------------------------

NET ASSETS:

Institutional Class                              $ 1,186,669,646
________________________________________________________________
----------------------------------------------------------------
Private Investment Class                         $   188,293,764
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class                        $    17,165,840
________________________________________________________________
----------------------------------------------------------------
Cash Management Class                            $   385,862,501
________________________________________________________________
----------------------------------------------------------------
Reserve Class                                    $    14,039,151
________________________________________________________________
----------------------------------------------------------------
Resource Class                                   $   217,608,992
________________________________________________________________
----------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                     $16,600,000,000
----------------------------------------------------------------
  Outstanding                                      1,186,639,094
________________________________________________________________
----------------------------------------------------------------
Private Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        188,284,049
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         17,163,005
________________________________________________________________
----------------------------------------------------------------
Cash Management Class:
  Authorized                                       6,100,000,000
----------------------------------------------------------------
  Outstanding                                        385,866,397
________________________________________________________________
----------------------------------------------------------------
Reserve Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         14,037,095
________________________________________________________________
----------------------------------------------------------------
Resource Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        217,608,534
________________________________________________________________
----------------------------------------------------------------
Net asset value and offering price per share
  for each class                                 $          1.00
________________________________________________________________
----------------------------------------------------------------

STATEMENT OF OPERATIONS
------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                            $16,174,557
===============================================================

EXPENSES:

Advisory fees                                         2,235,179
---------------------------------------------------------------
Administrative services fees                            180,811
---------------------------------------------------------------
Custodian fees                                           42,578
---------------------------------------------------------------
Distribution fees:
  Private Investment Class                              450,567
---------------------------------------------------------------
  Personal Investment Class                              40,511
---------------------------------------------------------------
  Cash Management Class                                 179,230
---------------------------------------------------------------
  Reserve Class                                          85,047
---------------------------------------------------------------
  Resource Class                                        174,609
---------------------------------------------------------------
Transfer agent fees                                     183,541
---------------------------------------------------------------
Directors' fees                                          11,078
---------------------------------------------------------------
Other                                                   204,022
===============================================================
    Total expenses                                    3,787,173
===============================================================
Less: Fees waived                                      (850,541)
===============================================================
    Net expenses                                      2,936,632
===============================================================
Net investment income                                13,237,925
===============================================================
Net realized gain (loss) from investment
  securities                                            (25,175)
===============================================================
Net increase in net assets resulting from
  operations                                        $13,212,750
_______________________________________________________________
---------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED MARCH 31, 2002 (UNAUDITED)

                                                                      SEPTEMBER 30,               MARCH 31,
                                                                           2002                      2002
                                                              ------------------------------    --------------
OPERATIONS:

  Net investment income                                               $   13,237,925            $   30,654,351
--------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                        (25,175)                   49,753
==============================================================================================================
    Net increase in net assets resulting from operations                  13,212,750                30,704,104
==============================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                     (8,997,708)              (22,419,192)
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                  (959,627)               (3,180,546)
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                  (40,857)                 (439,500)
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   (2,194,939)               (3,004,510)
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                              (43,411)                 (264,155)
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          (1,001,383)               (1,346,448)
--------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                                    (52,364,319)              309,095,270
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                 9,204,890                37,137,251
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                               12,068,441                 4,372,127
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   65,352,225               304,845,825
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           (4,159,776)                2,327,048
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          80,299,201               121,845,326
==============================================================================================================
    Net increase in net assets                                           110,375,487               779,672,600
==============================================================================================================

NET ASSETS:

  Beginning of period                                                  1,899,264,407             1,119,591,807
==============================================================================================================
  End of period                                                       $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                          $2,009,681,667            $1,899,281,005
--------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                               (41,773)                  (16,598)
==============================================================================================================
                                                                      $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of six different classes of shares that have commenced operations, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.22%. This limitation may be terminated or modified at any time. For the six months ended September 30, 2002, AIM waived fees of $525,625.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2002, AIM was paid $180,811 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2002, AFS retained $157,773 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended September 30, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $225,284, $27,866, $143,384, $68,827 and $139,687, respectively, as compensation under the Plan which included waivers by FMC of $324,916.

  Certain officers and directors of the Fund are officers of AIM, FMC, and AFS.

  During the six months ended September 30, 2002, the Fund paid legal fees of $3,796 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 2002 and the year ended March 31, 2002 were as follows:

                                                          SIX MONTHS ENDED                            YEAR ENDED
                                                         SEPTEMBER 30, 2002                         MARCH 31, 2002
                                                 -----------------------------------      -----------------------------------
                                                     SHARES              AMOUNT               SHARES              AMOUNT
                                                 --------------      ---------------      --------------      ---------------
Sold:
  Institutional Class                             4,474,585,273      $ 4,474,585,273       7,241,807,989      $ 7,241,807,989
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          159,895,261          159,895,261         373,567,962          373,567,962
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          36,107,395           36,107,395         410,703,599          410,703,599
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           1,237,260,146        1,237,260,146       1,363,378,123        1,363,378,123
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      86,299,056           86,299,056         204,218,294          204,218,294
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    408,388,087          408,388,087         403,486,783          403,486,783
=============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                 2,188,665            2,188,665           2,929,243            2,929,243
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              664,023              664,023           2,271,450            2,271,450
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              10,987               10,987             375,657              375,657
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               1,978,507            1,978,507           2,058,372            2,058,372
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          45,207               45,207             286,448              286,448
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        882,977              882,977           1,244,055            1,244,055
=============================================================================================================================
Reacquired:
  Institutional Class                            (4,529,138,257)      (4,529,138,257)     (6,935,641,962)      (6,935,641,962)
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         (151,354,394)        (151,354,394)       (338,702,161)        (338,702,161)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (24,049,941)         (24,049,941)       (406,707,129)        (406,707,129)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                          (1,173,886,428)      (1,173,886,428)     (1,060,590,670)      (1,060,590,670)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                     (90,504,039)         (90,504,039)       (202,177,694)        (202,177,694)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (328,971,863)        (328,971,863)       (282,885,512)        (282,885,512)
=============================================================================================================================
                                                    110,400,662      $   110,400,662         779,622,847      $   779,622,847
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:

                                   2002           2001
                                -----------    -----------
Distributions paid from:
  Ordinary income-tax-exempt    $30,654,351    $39,911,655
__________________________________________________________
==========================================================


  As of March 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary
  income-(tax-exempt)                      $      107,080
---------------------------------------------------------
Post-October loss deferral                           (277)
---------------------------------------------------------
Capital loss carryforward                         (16,322)
---------------------------------------------------------
Temporary book/tax differences                   (107,079)
---------------------------------------------------------
Capital (Par value and additional
  paid-in)                                  1,899,281,005
=========================================================
                                           $1,899,264,407
_________________________________________________________
=========================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

  The Fund's capital loss carryforward of $16,322 as of March 31, 2002 may be carried forward to offset taxable gains, if any, which expires, if not previously utilized, in the year 2004.

NOTE 6--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Reserve Class outstanding throughout the periods indicated.


                                                                               RESERVE CLASS
                                                           ------------------------------------------------------
                                                                                                    JUNE 1, 1999
                                                              SIX MONTHS         YEAR ENDED         (DATE SALES
                                                                ENDED             MARCH 31,        COMMENCED) TO
                                                             SEPTEMBER 30,    ------------------      MARCH 31,
                                                                 2002           2002       2001         2000
                                                           ---------------    -------    -------    -------------
Net asset value, beginning of period                           $  1.00        $  1.00    $  1.00       $  1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                                             .003           0.01       0.03          0.02
=================================================================================================================
Less distributions from net investment income                    (.003)         (0.01)     (0.03)        (0.02)
=================================================================================================================
Net asset value, end of period                                 $  1.00        $  1.00    $  1.00       $  1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                   0.25%          1.35%      3.12%         2.10%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $14,039        $18,200    $15,871       $23,283
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.03%(b)       1.02%      1.00%         1.00%(c)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.27%(b)       1.28%      1.29%         1.29%(c)
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets              0.50%(b)       1.21%      3.05%         2.45%(c)
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $16,962,861.
(c)  Annualized.

                     SEMI-ANNUAL REPORT / SEPTEMBER 30, 2002

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                                 RESOURCE CLASS

                    [FUND MANAGEMENT LOGO APPEARS HERE--SM]

                                    DIRECTORS
Frank S. Bayley                                                Robert H. Graham
Bruce L. Crockett                                            Prema Mathai-Davis
Albert R. Dowden                                               Lewis F. Pennock
Edward K. Dunn, Jr.                                             Ruth H. Quigley
Jack M. Fields                                                   Louis S. Sklar
Carl Frischling

                                    OFFICERS
Robert H. Graham                                           Chairman & President
Gary T. Crum                                                 Sr. Vice President
Carol F. Relihan                                 Sr. Vice President & Secretary
Dana R. Sutton                                       Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                        90 Washington Street, 11th Floor
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


TFIC-SAR-5

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           At the writing of my most recent letter to the shareholders
ROBERT H.           of the Cash Reserve Portfolio, the projection for the
GRAHAM]             annualized growth of the U.S. gross domestic product (GDP)
                    for the first quarter of 2002 was 5.8%. The actual rate ended up being 5.0%. In the second quarter, growth slowed to an annualized rate of 1.1%. The advance estimate of the annualized GDP growth for the third quarter, which ended on September 30, was 3.1%. While the GDP numbers reflect slow growth, other economic indicators, such as a decrease in the number of new orders in the manufacturing industry, have added to concern about the strength of the economy. The financial markets have reflected the sluggishness of the economy with disappointing returns.

                        Along with anemic economic growth, the job market has
                    remained weak. The seasonally adjusted rate of unemployment for September was 5.6%. After the reporting period ended, the unemployment rate for October was announced at 5.7%. On top of the sometimes disheartening economic news, disconcerting world events and reports of corporate wrongdoing contributed to continued volatility and declines in the equity market. The quarter ending September 30, 2002, has been the worst quarter for equity markets since 1987.

    As you may remember, the fed funds rate (the rate banks charge one another for overnight loans) was lowered 11 times last year, with the last reduction occurring in December 2001, when the rate was lowered to 1.75%. Since then, the Federal Reserve's Federal Open Markets Committee (FOMC) has had six regularly scheduled meetings at which it left the rate unchanged. However, after the period covered by this report had ended, on November 6, 2002, the FOMC lowered the fed funds rate to 1.25%. As you know, the purpose of lowering the rate is to stimulate economic growth. Unfortunately, the low rate negatively impacts the yield on money market portfolios.

================================================================================

YIELDS AS OF 9/30/02

                                              Monthly           Seven-Day
                                               Yield              Yield

Cash Reserve Portfolio,                        1.14%              1.27%
Resource Class

iMoneyNet Tax-Free Money Fund                  1.14%              1.27%
Averages Institutions Only--Trademark--

iMoneyNet All Tax-Free                         0.95%              1.08%
Money Fund Averages--Trademark--

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. iMoneyNet, Inc. All Tax-Free Money Fund Average consists of 523 funds that invest in short-term municipal securities, which are exempt from federal taxation. The Institutions Only category consists of funds that invest in tax-exempt obligations, including state and municipal authorities.

================================================================================

SAFETY AND STABILITY REMAIN HALLMARKS OF FUND

For the six-month period ended September 30, 2002, Cash Reserve Portfolio, Resource Class, maintained its competitive position, as shown in the table. Had the advisor and distributor not waived fees and expenses, performance would have been lower. Net assets of the Resource Class of the portfolio stood at $217.6 million at the close of the period.


                                                                     (continued)

    The portfolio also maintained the quality of its holdings, consistent with its triple-A credit rating, the highest given by Moody's Investors Service, Standard & Poor's, and Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.

    Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.

    We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.


Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-3.29%

Alabama (State of) Public
 School and College Authority;
 Refunding Series 1993 A RB
 5.75%, 08/01/03                  AA      Aa3    $ 1,900   $    1,966,986
-------------------------------------------------------------------------
Alabama State University;
 Refunding General Tuition and
 Fee Series 1993 RB
 5.70%, 05/01/03(b)(c)            AAA     Aaa      2,000        2,089,282
-------------------------------------------------------------------------
Birmingham (City of) Medical
 Clinic Board (University of
 Alabama Health Services
 Foundation); VRD Series 1991
 RB (LOC-Amsouth Bank)
 1.85%, 12/01/26(d)(e)            A-1   VMIG-1    19,600       19,600,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (Children's Zoo Project); VRD
 Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 05/01/07(d)(e)            --    VMIG-1     6,000        6,000,000
-------------------------------------------------------------------------
Birmingham (City of) Public
 Park and Recreation Board
 (YMCA Project); Refunding VRD
 Series 1996 RB
 (LOC-Amsouth Bank)
 1.83%, 06/01/16(d)(e)            --    VMIG-1     2,470        2,470,000
-------------------------------------------------------------------------
Homewood (City of) Medical
 Clinic Board (Lakeshore
 Foundation Project); VRD Lease
 Revenue Series 2000 RB
 (LOC-Amsouth Bank)
 1.78%, 11/01/24(d)(e)            A-1     --       7,830        7,830,000
-------------------------------------------------------------------------
Hoover (City of) Board of
 Education; Refunding Series
 2001 Special Tax Anticipation
 Warrants
 4.25%, 02/15/03(f)               AAA     Aaa      1,085        1,094,575
-------------------------------------------------------------------------
Ridge Improvement District; VRD
 Improvement Series 2000
 Special Assessment
 (LOC-Amsouth Bank)
 1.80%, 10/01/25(d)(e)            --    VMIG-1    12,000       12,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ALABAMA-(CONTINUED)

Tuscaloosa (City of)
 Educational Building Authority
 (Stillman College Project);
 Refunding VRD Series 2002 A RB
 (LOC-Amsouth Bank)
 1.93%, 10/01/23(d)(e)            --    VMIG-1   $13,068   $   13,068,000
=========================================================================
                                                               66,118,843
=========================================================================

ALASKA-0.14%

Alaska (State of) Industrial
 Development and Export
 Authority (Safeway Inc.
 Projects); Refunding
 Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/01/02(e)              A-1+     --       2,825        2,825,000
=========================================================================

ARIZONA-0.54%

Arizona (State of) Water
 Infrastructure Finance
 Authority; Water Quality
 Series 2001 A RB
 4.00%, 10/01/02                  --      Aaa      5,495        5,495,000
-------------------------------------------------------------------------
Phoenix (City of) Civic
 Improvement Corp.; Wastewater
 System Lease Series 1993 RB
 6.13%, 07/01/03(b)(c)            AAA     NRR      5,000        5,270,260
=========================================================================
                                                               10,765,260
=========================================================================

ARKANSAS-0.46%

Fayetteville (City of) Sales &
 Use Tax; Capital Improvement
 Series 2002 RB
 2.00%, 06/01/03                  AA-     --       2,200        2,204,326
-------------------------------------------------------------------------
North Little Rock (City of);
 Refunding Electric
 Series 1992 A RB
 6.15%, 07/01/03(f)               AAA     Aaa      3,245        3,356,547
-------------------------------------------------------------------------
Pulaski (County of) Public
 Facilities Board (Health
 Facilities-Central Arkansas
 Radiation Therapy Inc.
 Project); VRD Educational
 Facilities Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/08(d)(e)(g)         --      --       3,610        3,610,000
=========================================================================
                                                                9,170,873
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

COLORADO-1.79%

287/42 General Improvement
 District; VRD Ltd. Tax Series
 2000 GO (LOC-U.S. Bank N.A.)
 1.74%, 12/01/31(d)(e)            A-1     --     $ 3,000   $    3,000,000
-------------------------------------------------------------------------
Arvada (City of) (Water Utility
 Improvements); Refunding VRD
 Series 2001 RB
 1.50%, 11/01/20(f)(h)           A-1+     Aaa      1,000        1,000,000
-------------------------------------------------------------------------
Boulder (City of) (Library
 Capital Improvements);
 Refunding Unlimited Tax
 Series 2001 GO
 3.50%, 10/01/02                  AA+     Aa1        775          775,000
-------------------------------------------------------------------------
Colorado (State of) Educational
 & Cultural Facilities
 Authority (Denver Museum
 Project); VRD Series 2001 RB
 (LOC-Bank One Colorado N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,000        9,000,000
-------------------------------------------------------------------------
Colorado (State of) Health
 Facilities Authority (Golden
 West Manor Inc. Project); VRD
 Series 2002 A RB
 (LOC-U.S. Bank N.A.)
 1.72%, 07/01/32(d)(e)            A-1     --       4,210        4,210,000
-------------------------------------------------------------------------
Denver City and County Airport;
 Series 1992 A RB
 7.25%, 11/15/02(b)(c)            AAA     Aaa      1,670        1,714,385
-------------------------------------------------------------------------
 7.50%, 11/15/02(b)(c)            AAA     Aaa      1,000        1,026,726
-------------------------------------------------------------------------
Idaho Springs (City of)
 Industrial Development
 (Safeway Inc. Project);
 Refunding Series 1993 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(e)              A-1+     --       1,310        1,310,000
-------------------------------------------------------------------------
Jefferson (County of) School
 District # R-001; Unlimited
 Tax Series 1992 GO
 6.00%, 12/15/02(b)(c)            AAA     Aaa      1,000        1,018,414
-------------------------------------------------------------------------
JP Morgan Putters (State of
 Colorado Department of
 Transportation); VRD Series
 2000-249 RB
 1.78%, 06/15/14
 (Acquired 09/09/02;
 Cost $11,015,000)(d)(i)(k)      A-1+     --      11,015       11,015,000
-------------------------------------------------------------------------
Westminster (City of);
 Refunding Sales & Use Tax
 Series 1992 A RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,008,183
-------------------------------------------------------------------------
Westminster (City of) Water &
 Wastewater Utilities;
 Refunding Series 2001 RB
 4.00%, 12/01/02(f)               AAA     Aaa      1,000        1,003,292
=========================================================================
                                                               36,081,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


DISTRICT OF COLUMBIA-0.25%

District of Columbia (Abraham &
 Laura Lisner Home for Aged
 Women); VRD Series 1992 RB
 (LOC-Bank of America NT & SA)
 1.70%, 07/01/22(d)(e)            --    VMIG-1   $ 5,000   $    5,000,000
=========================================================================

DELAWARE-0.14%

Sussex (County of); Unlimited
 Tax Series 2001 GO
 4.00%, 10/15/02                  --      Aa3      1,490        1,491,213
-------------------------------------------------------------------------
Wilmington (City of); Refunding
 Unlimited Tax Series 2001 GO
 3.25%, 12/01/02(f)               AAA     Aaa      1,320        1,323,197
=========================================================================
                                                                2,814,410
=========================================================================

FLORIDA-6.52%

Collier (County of) Industrial
 Development Authority
 (Community School of Naples
 Project); VRD Educational
 Facilities Series 1999 IDR
 (LOC-Bank of America N.A.)
 1.75%, 10/01/19
 (Acquired 06/05/02;
 Cost $4,100,000)(d)(e)(g)(k)     --      --       4,100        4,100,000
-------------------------------------------------------------------------
Florida (State of) Municipal
 Power Agency (Stanton II
 Project); Series 1992 RB
 6.00%, 10/01/02(b)(c)            AAA     Aaa      1,030        1,050,600
-------------------------------------------------------------------------
Gulf Breeze (City of)
 Healthcare Facilities
 (Heritage Healthcare of
 America Project); VRD Series
 1999 RB (CEP-American
 International Group Inc.)
 1.83%, 01/01/24
 (Acquired 04/15/99-08/27/02;
 Cost $24,900,000)(d)(k)          --    VMIG-1    24,900       24,900,000
-------------------------------------------------------------------------
Jacksonville (City of) Health
 Facilities Authority (Samuel
 C. Taylor Foundation Project);
 Refunding VRD Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/23
 (Acquired 02/20/01;
 Cost $2,400,000)(d)(e)(g)(k)     --      --       2,400        2,400,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
FLORIDA-(CONTINUED)

Jacksonville (City of) Health
 Facilities Authority
 (University of Florida
 Jacksonville Physicians, Inc);
 Refunding VRD Series 2002 RB
 (LOC-Bank of America N.A.)
 1.70%, 06/01/22(d)(e)            --    VMIG-1   $12,930   $   12,930,000
-------------------------------------------------------------------------
JP Morgan Putters
 (State of Florida Turnpike
 Authority); VRD Turnpike
 Series 2000-281Z A RB
 1.78%, 07/01/29
 (Acquired 07/18/01-08/17/01;
 Cost $16,820,000)(d)(i)(k)      A-1+     --      16,820       16,820,000
-------------------------------------------------------------------------
Marion (County of) Hospital
 District (Munroe Regional
 Health System); VRD Health
 System Improvement
 Series 2000 RB
 (LOC-Amsouth Bank of Florida)
 1.75%, 10/01/30(d)(e)            --    VMIG-1    13,875       13,875,000
-------------------------------------------------------------------------
Miami (City of) Health
 Facilities Authority (Mercy
 Hospital Inc. Project);
 Refunding VRD Health
 Facilities Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.70%, 08/01/20(d)(e)           A-1+   VMIG-1     1,150        1,150,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Educational Facilities
 Authority (Carlos Albizu
 University Project); VRD
 Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 12/01/25(d)(e)(g)         --      --       8,100        8,100,000
-------------------------------------------------------------------------
Miami-Dade (County of)
 Industrial Development
 Authority (Palmer Trinity
 School Project);
 VRD Series 1999 IDR
 (LOC-Nationsbank N.A.)
 1.75%, 12/01/19(d)(e)(g)         --      --       2,800        2,800,000
-------------------------------------------------------------------------
North Miami (City of)
 Educational Facilities (Miami
 Country Day School Project);
 VRD Series 1999 RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/19(d)(e)(g)         --      --       1,650        1,650,000
-------------------------------------------------------------------------
Orange (County of) Health
 Facilities Authority
 (Presbyterian Retirement
 Communities Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 11/01/28
 (Acquired 11/14/01-02/15/02;
 Cost $8,345,000)(d)(e)(g)(k)     --      --       8,345        8,345,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

FLORIDA-(CONTINUED)

Palm Beach (County of) (St.
 Andrews School-Boca Raton);
 VRD Series 1998 RB (LOC-Bank
 of America N.A.)
 1.75%, 10/01/28
 (Acquired 01/03/02;
 Cost $13,100,000)(d)(e)(g)(k)    --      --     $13,100   $   13,100,000
-------------------------------------------------------------------------
Palm Beach (County of)
 Educational Facilities
 Authority (Atlantic College
 Project); Refunding VRD
 Educational Facilities Series
 2001 RB (LOC-Bank of America
 N.A.)
 1.75%, 12/01/31(d)(e)(g)         --      --       3,000        3,000,000
-------------------------------------------------------------------------
Palm Beach (County of) Health
 Facilities Authority (Jupiter
 Medical Center Inc. Project);
 VRD Series 1999 B RB
 (LOC-Bank of America N.A.)
 1.75%, 08/01/20
 (Acquired 05/02/02-07/22/02;
 Cost $5,220,000)(d)(e)(g)(k)     --      --       5,220        5,220,000
-------------------------------------------------------------------------
Saint Lucie (County of)
 (Savannahs Hospital Project);
 VRD Series 1985 RB
 (LOC-Canadian Imperial Bank of
 Commerce)
 1.70%, 11/01/15(d)(e)           A-1+     --       4,715        4,715,000
-------------------------------------------------------------------------
Seminole (County of) Industrial
 Development Authority (Florida
 Living Nursing Home); VRD
 Multimodal Health Facilities
 Series 1991 IDR (LOC-Bank of
 America N.A.)
 1.75%, 02/01/11(d)(e)            --    VMIG-1     1,400        1,400,000
-------------------------------------------------------------------------
Tampa (City of) (Agency for
 Community Treatment DACCO
 Project); VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/22(d)(e)(g)         --      --       5,400        5,400,000
=========================================================================
                                                              130,955,600
=========================================================================

GEORGIA-5.60%

Atlanta (City of); Unlimited
 Tax Series 2002 A TAN
 1.65%, 12/31/02                 SP-1+   MIG-1    12,000       12,001,454
-------------------------------------------------------------------------
Burke (County of) Development
 Authority (Oglethorpe Power
 Corp.-Vogtle Nuclear Plant);
 Refunding Pollution Control
 Series 1992 IDR
 8.00%, 01/01/03(b)(c)            AAA     Aaa      5,000        5,231,425
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
GEORGIA-(CONTINUED)

Cobb (County of); Unlimited Tax
 Series 2002 TAN
 2.50%, 12/31/02                 SP-1+   MIG-1   $21,025   $   21,072,313
-------------------------------------------------------------------------
Cobb (County of) Kennestone
 Hospital Authority (Equipment
 Pool Project);
 VRD Series 1999 RAC
 1.80%, 04/01/26(d)              A-1+   VMIG-1    23,500       23,500,000
-------------------------------------------------------------------------
Cobb (County of) School
 District; Series 2002
 Revenue Notes
 2.50%, 12/31/02                  --     MIG-1    15,000       15,036,560
-------------------------------------------------------------------------
De Kalb (County of) Development
 Authority (Green Forest
 Community Development Project);
 VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.70%, 02/01/22
 (Acquired 07/02/02;
 Cost $6,580,000)(d)(e)(k)       A-1+     --       6,580        6,580,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Georgia); VRD Series
 2000-1001 Class C COP
 1.77%, 07/01/15
 (Acquired 07/26/00-01/31/02;
 Cost $20,000,000)(d)(i)(k)      A-1+     --      20,000       20,000,000
-------------------------------------------------------------------------
Fulton (County of) Development
 Authority (Bridgeway
 Foundation for Education
 Project); VRD Educational
 Facilities Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.70%, 06/01/15(d)(e)            A-1     --       1,800        1,800,000
-------------------------------------------------------------------------
Smyrna (City of) Hospital
 Authority (Ridgeview Institute
 Inc. Project); VRD Series 2002
 RB (LOC-Wachovia Bank N.A.)
 1.70%, 11/01/27(d)(e)            --    VMIG-1     2,510        2,510,000
-------------------------------------------------------------------------
South Georgia (State of)
 Hospital Authority (Georgia
 Alliance Community Hospitals);
 VRD Series 1999 A RB
 1.75%, 04/01/29(d)(f)            --    VMIG-1     4,900        4,900,000
=========================================================================
                                                              112,631,752
=========================================================================

HAWAII-0.33%

Eagle Tax Exempt Trust
 (State of Hawaii);
 VRD Series 2000-1101 COP1.77%,
 12/01/16
 (Acquired 01/11/01;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

HAWAII-(CONTINUED)

Honolulu (City and County of);
 Unlimited Tax Series 1993 B GO
 5.00%, 10/01/02                  AA-     Aa3    $   745   $      745,000
=========================================================================
                                                                6,745,000
=========================================================================

IDAHO-0.60%

Idaho (State of);
 Series 2002 TAN
 3.00%, 06/30/03                 SP-1+   MIG-1    12,000       12,120,517
=========================================================================

ILLINOIS-11.17%

ABN AMRO Munitops Ctfs. Trust
 (City of Chicago); Refunding
 VRD Ltd. Tax Multistate
 Non-AMT Series 2001-34 Ctfs.
 1.75%, 07/01/07
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs.(State
 of Illinois); VRD Series
 2002-190 Class A RB
 1.75%, 06/05/14
 (Acquired 05/06/02;
 Cost $10,130,000)(d)(i)(k)       A-1     --      10,130       10,130,000
-------------------------------------------------------------------------
Bear Stearns Municipal
 Securities Trust Ctfs. (State
 of Illinois Sales Tax); VRD
 Series 1998-25 Class A RB
 1.75%, 03/15/07
 (Acquired 08/26/99;
 Cost $10,000,000)(d)(i)(k)       A-1     --      10,000       10,000,000
-------------------------------------------------------------------------
Chicago (City of); Ltd. Tender
 Notes Tax Series 2001 GO
 (LOC-Landesbank
   Hesset-Thuringen)
   1.90%, 10/31/02(b)(e)         A-1+   VMIG-1     4,500        4,500,000
-------------------------------------------------------------------------
Chicago (City of) Board of
 Education; VRD Unlimited Tax
 Series 2000 C GO
 1.70%, 03/01/32(d)(f)           A-1+   VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
Cook (County of); Refunding
 Unlimited Tax Series 1992 C GO
 5.63%, 11/15/02(f)               AAA     Aaa      1,000        1,005,185
-------------------------------------------------------------------------
Cook (County of) Community
 Consolidated School District
 #65 (Evanston); Unlimited Tax
 Series 1994 B GO
 6.20%, 12/01/02(b)(c)            AAA     Aaa      2,445        2,462,737
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
 (City of Chicago);
 VRD Series 2001-1305 COP
 1.83%, 01/01/35
 (Acquired 04/02/01;
 Cost $4,950,000)(d)(i)(k)       A-1+     --     $ 4,950   $    4,950,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Park District); VRD
 Series 2002-1306 COP
 1.77%, 01/01/29
 (Acquired 05/05/02;
 Cost $5,500,000)(d)(i)(k)       A-1+     --       5,500        5,500,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago Water & Sewer); VRD
 Series 2001-1308 COP
 1.77%, 11/01/26
 (Acquired 12/12/01;
 Cost $8,655,000)(d)(i)(k)       A-1+     --       8,655        8,655,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook
 County Regional Transportation
 Authority); VRD Series
 2000-1301 COP
 1.77%, 07/01/23
 (Acquired 03/26/01-05/30/01;
 Cost $19,000,000)(d)(i)(k)      A-1+     --      19,000       19,000,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Illinois);
 VRD Series 2000-1304 COP
 1.77%, 06/01/21
 (Acquired 06/27/00;
 Cost $7,340,000)(d)(i)(k)       A-1+     --       7,340        7,340,000
-------------------------------------------------------------------------
East Peoria (City of)
 (Radnor/East Peoria
 Partnership Project);
 Multi-Family Housing VRD
 Series 1983 RB (LOC-Bank of
 America NT & SA)
 1.95%, 06/01/08(d)(e)            --      Aa1      2,000        2,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Chicago); GO 1.75%,
 VRD Ltd. Tax Series 2000
 A12 01/01/23
 (Acquired 11/15/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
 1.75%, VRD Ltd. Tax
 Series 2002
 A44 01/01/20
 (Acquired 08/02/02;
 Cost $7,890,000)(d)(i)(k)        --    VMIG-1     7,890        7,890,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

First Union Merlots (Cook
 County Regional Transportation
 Authority); GO  1.75%, VRD
 Series 2001 A93 07/01/27
 (Acquired 10/10/01;
 Cost $3,695,000)(d)(i)(k)        --    VMIG-1   $ 3,695   $    3,695,000
-------------------------------------------------------------------------
 1.75%, VRD Unlimited Tax
 Series 2002 A41 06/01/17
 (Acquired 07/25/02;
 Cost $9,000,000)(d)(f)(i)(k)     --    VMIG-1     9,000        9,000,000
-------------------------------------------------------------------------
First Union Merlots (State of
 Illinois); VRD Unlimited Tax
 Series 2001 A124 GO
 1.75%, 11/01/26
 (Acquired 10/10/01-09/18/02;
 Cost $6,580,000)(d)(i)(k)        A-1     --       6,580        6,580,000
-------------------------------------------------------------------------
First Union Merlots (University
 of Illinois);
 VRD Series 2000 S RB
 1.75%, 04/01/30
 (Acquired 03/20/00-02/12/01;
 Cost $7,400,000)(d)(i)(k)        --    VMIG-1     7,400        7,400,000
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1993 GO
 5.70%, 04/01/03(b)(c)            NRR     NRR      2,000        2,083,463
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1994 GO
 5.25%, 04/01/03                  AA      Aa2      2,980        3,035,340
-------------------------------------------------------------------------
Illinois (State of); Unlimited
 Tax Series 1995 GO
 5.13%, 12/01/02(f)               AAA     Aaa      1,000        1,005,313
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority; VRD Series
 2002 RAN (LOC-Harris Trust &
 Savings Bank)
 1.75%, 06/30/03(d)(e)           A-1+     --       4,970        4,970,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (American
 College of Surgeons); VRD
 Series 1996 RB
 (LOC-Northern Trust Co.)
 1.80%, 08/01/26(d)(e)           A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority
 (Bochasanwais Shree Akshar
 Inc. Project);
 VRD Series 2002 RB
 (LOC-Comerica Bank Texas)
 1.70%, 06/01/17(d)(e)            A-1     --       4,500        4,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
ILLINOIS-(CONTINUED)

Illinois (State of) Development
 Finance Authority (Chicago
 Commons Association Project);
 VRD Series 1999 RB
 (LOC-Bank of America NT & SA)
 1.70%, 01/01/29(d)(e)           A-1+     --     $ 4,000   $    4,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Evanston
 Northwestern);
 VRD Series 2001 C RB
 1.70%, 05/01/31(d)              A-1+   VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (West
 Central Illinois Educational
 Project); VRD Series 2002 RB
 (LOC-American National Bank &
 Trust)
 1.75%, 09/01/32(d)(e)            --    VMIG-1     4,800        4,800,000
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (Wheaton
 School 200); School District
 Program Series 1993 RB
 4.75%, 12/01/02(f)               AAA     Aaa      1,000        1,005,041
-------------------------------------------------------------------------
Illinois (State of) Development
 Finance Authority (YMCA of
 Metro Chicago Project); VRD
 Series 2001 RB (LOC-Harris
 Trust & Savings Bank)
 2.00%, 06/01/29(e)(j)           A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
Illinois (State of) Educational
 Facilities Authority;
 Commercial Paper Notes
 (LOC-Northern Trust Co.)
 1.30%, 10/17/02(e)              A-1+     --       4,979        4,979,000
-------------------------------------------------------------------------
Illinois (State of) Health
 Facilities Authority
 (Northwestern Memorial
 Hospital); Refunding VRD
 Series 2002 C RB
 2.00%, 08/15/32(j)              A-1+   VMIG-1     2,700        2,700,000
-------------------------------------------------------------------------
Illinois (State of) Toll
 Highway Authority; Refunding
 VRD Toll Highway
 Series 1998 B RB
 1.70%, 01/01/16(d)(f)            --    VMIG-1     6,600        6,600,000
-------------------------------------------------------------------------
 1.70%, 01/01/17(d)(f)            --    VMIG-1     4,600        4,600,000
-------------------------------------------------------------------------
Sangamon (County of) School
 District (#186 Springfield);
 Series 2002 TAN
 2.38%, 12/20/02                 SP-1+    --      11,000       11,018,378
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

ILLINOIS-(CONTINUED)

Winnebago & Boone (Counties of)
 School District #205;
 Unlimited Tax Series 1989 GO
 7.30%, 02/01/03(c)               AAA     Aaa    $ 4,475   $    4,562,520
=========================================================================
                                                              224,466,977
=========================================================================

INDIANA-3.39%

ABN AMRO Munitops Ctfs. Trust
 (City of Indianapolis Bond
 Bank-Waterworks); Non-AMT
 Series 2002-7 Ctfs.
 2.00%, 05/21/03 (Acquired
 05/30/02;
 Cost $10,000,000)(b)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Indiana (State of) Bond Bank
 (Advanced Funding Program
 Notes); Series 2002 A-2
 Revenue Notes
 2.25%, 01/22/03                 SP-1+   MIG-1     5,000        5,009,151
-------------------------------------------------------------------------
Indiana (State of)
 Development Finance Authority
 (Indiana Historical Society);
 VRD Educational Facilities
 Series 1996 IDR
 (LOC-Bank One Indiana N.A.)
 1.70%, 08/01/31
 (Acquired 01/23/02-07/31/02;
 Cost $4,400,000)(d)(e)(k)        A-1     --       4,400        4,400,000
-------------------------------------------------------------------------
Indiana (State of) Development
 Finance Authority (USX Corp.
 Project); Refunding
 Environmental Improvement
 Series 1998 IDR
 (LOC-Scotiabank)
 1.25%, 10/01/02(b)(e)            A-1   VMIG-1    20,000       20,000,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Hospital Projects);
 VRD Hospital
 Series 2000 A RB (LOC-Bank of
 America N.A.)
 1.70%, 07/01/28(d)(e)           A-1+     --       9,915        9,915,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Community Mental Health and
 Rehabilitation); VRD Series
 1990 RB (LOC-LaSalle National
 Bank)
 1.70%, 11/01/20(d)(e)            A-1     --       2,855        2,855,000
-------------------------------------------------------------------------
Indiana (State of) Health
 Facilities Financing Authority
 (Deaconess Hospital Inc.); VRD
 Hospital Series 1992 RB
 (LOC-First National Bank)
 1.75%, 01/01/22(d)(e)            --    VMIG-1     8,700        8,700,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
INDIANA-(CONTINUED)

Indiana (State of) Health
 Facilities Financing Authority
 (Fayette Memorial Hospital
 Association Inc. Project); VRD
 Series 2002 A RB (LOC-U.S.
 Bank N.A.)
 2.15%, 10/01/32(e)(j)           A-1+     --     $ 3,945   $    3,945,000
-------------------------------------------------------------------------
Indianapolis (City of)
 Independent School; Unlimited
 Tax Series 2002 GO
 2.00%, 07/15/03                  AA      --       3,225        3,232,492
=========================================================================
                                                               68,056,643
=========================================================================

IOWA-1.61%

Iowa City (City of) (ACT,
 Inc.); VRD Series 2001 RB
 2.25%, 04/01/32(j)               A-1     --      15,000       15,000,000
-------------------------------------------------------------------------
Iowa (State of) Finance
 Authority (YMCA of Greater Des
 Moines); VRD Economic
 Development Series 2000 RB
 (LOC-Wells Fargo Bank N.A.)
 1.80%, 06/01/10(d)(e)(l)         --      --       2,100        2,100,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority; VRD
 Private College Facilities
 Series 1985 RB
 1.75%, 12/01/15(d)(f)           A-1+   VMIG-1     1,700        1,700,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Loras College Project); VRD
 Private College Facilities
 Series 2000 RB
 (LOC-LaSalle Bank N.A.)
 2.10%, 11/01/30(e)(j)            A-1     --       3,195        3,195,000
-------------------------------------------------------------------------
Iowa (State of) Higher
 Education Loan Authority
 (Wartburg Theological Seminary
 Project); VRD Private College
 Facilities Series 2000 RB
 (LOC-Northern Trust Co.)
 2.15%, 03/01/30(e)(j)            --    VMIG-1     2,120        2,120,000
-------------------------------------------------------------------------
Iowa (State of) School Cash
 Anticipation Program;
 Series 2002 TRAN
 2.75%, 06/20/03(f)               AAA     Aaa      8,250        8,314,073
=========================================================================
                                                               32,429,073
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


KANSAS-0.57%

Lenexa (City of) Health Care
 Facilities (Lakeview Village
 Inc. Project); VRD Series 2002
 B RB (LOC-LaSalle Bank N.A.)
 1.75%, 05/15/32(d)(e)            A-1     --     $ 7,500   $    7,500,000
-------------------------------------------------------------------------
Wichita (City of) Recreational
 Facilities (YMCA of Wichita
 Project); VRD Series 1998 XI
 RB (LOC-Bank of America NT &
 SA) 1.75%, 08/01/09
 (Acquired 02/15/01;
 Cost $3,900,000)(d)(e)(k)       A-1+     --       3,900        3,900,000
=========================================================================
                                                               11,400,000
=========================================================================

KENTUCKY-3.58%

Carrollton & Henderson (Cities
 of) Public Energy Authority;
 Gas Series 1998 A RB
 4.50%, 01/01/03(f)               AAA     Aaa      5,000        5,033,596
-------------------------------------------------------------------------
Kentucky (State of) Area
 Developing Districts Financing
 Trust (Weekly Acquisition
 Lease Program-Ewing); VRD
 Series 2000 RB (LOC-First
 Union National Bank)
 1.75%, 06/01/33(d)(e)            A-1     --      35,900       35,900,000
-------------------------------------------------------------------------
Kentucky (State of) Interlocal
 School Transportation
 Association; Series 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1     5,000        5,049,842
-------------------------------------------------------------------------
Newport (City of) League of
 Cities Funding Trust Lease
 Program; VRD Series 2002 RB
 (LOC-U.S. Bank N.A.)
 1.73%, 04/01/32(d)(e)            --    VMIG-1    26,000       26,000,000
=========================================================================
                                                               71,983,438
=========================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust (City of
 New Orleans); VRD Series
 2000-1801 COP
 1.77%, 12/01/21
 (Acquired 10/10/00;
 Cost $6,000,000)(d)(i)(k)       A-1+     --       6,000        6,000,000
-------------------------------------------------------------------------
Jefferson (Parish of)
 Industrial Development Board
 (George J Ackel Sr. Project);
 Refunding VRD Series 1986 IDR
 (LOC-Regions Bank)
 1.75%, 12/01/04(d)(e)            --    VMIG-1     3,440        3,440,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
LOUISIANA-(CONTINUED)

Louisiana (State of) Public
 Facilities Authority (Glen
 Retirement System Project);
 VRD Series 2001 RB
 (LOC-Amsouth Bank)
 1.93%, 09/01/16
 (Acquired 08/15/01;
 Cost $3,800,000)(d)(e)(k)        --    VMIG-1   $ 3,800   $    3,800,000
=========================================================================
                                                               13,240,000
=========================================================================

MARYLAND-2.48%

Hyattsville (City of)
 Industrial Development
 (Safeway Inc. Projects);
 Refunding Series 1991 IDR
 (LOC-Bankers Trust Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --       1,335        1,335,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Catholic Health
 Initiatives); Refunding VRD
 Series 1997 B RB
 1.75%, 12/01/15(d)              A-1+   VMIG-1     7,800        7,800,000
-------------------------------------------------------------------------
Maryland (State of) Health &
 Higher Educational Facilities
 Authority (Pooled Loan
 Program); VRD Series 1994 D RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/29(d)(e)           A-1+     --      32,500       32,500,000
-------------------------------------------------------------------------
Morgan Stanley & Co.
 Incorporated Trust Floater
 Ctfs. (Washington Suburban
 Sanitary District); VRD
 Floating Rate Trust Ctfs.
 Unlimited Tax Series 2000-246
 GO 1.76%, 06/01/09
 (Acquired 03/02/00;
 Cost $8,305,000)(d)(i)(k)        --    VMIG-1     8,305        8,305,000
=========================================================================
                                                               49,940,000
=========================================================================

MASSACHUSETTS-0.41%

Braintree (City of); Unlimited
 Tax Series 2001 BAN
 2.50%, 12/20/02                  --     MIG-1     6,165        6,177,386
-------------------------------------------------------------------------
Massachusetts (State of)
 Industrial Financing Agency
 (Babson College); Refunding
 Series 1992 A IDR
 6.38%, 10/01/02(b)(c)            AAA     Aaa      1,000        1,020,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
 Industrial Financing Agency
 (Holy Cross College);
 Refunding Series 1992 II IDR
 6.38%, 11/01/02(b)(c)            NRR     NRR    $ 1,000   $    1,023,846
=========================================================================
                                                                8,221,232
=========================================================================

MICHIGAN-3.61%

Dearborn (City of) Economic
 Development Corp. (Henry Ford
 Village Inc. Project); VRD
 Ltd. Tax Obligation Series
 1998 IDR (LOC-Comerica Bank)
 1.75%, 10/01/23(d)(e)(l)         --      --       9,200        9,200,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Sewage Disposal
 System); VRD Series 2001 A112
 RB 1.75%, 07/01/32
 (Acquired 10/31/01;
 Cost $4,975,000)(d)(i)(k)        --    VMIG-1     4,975        4,975,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Detroit Water Supply System);
 VRD Sr. Lien Series 1999 D RB
 1.75%, 07/01/29
 (Acquired 01/21/00;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Michigan (State of) Hospital
 Finance Authority (Crittenton
 Hospital Project); Refunding
 VRD Hospital Series 2002 B RB
 (LOC-Comerica Bank)
 1.75%, 03/01/27(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Michigan (State of) Housing
 Development Authority (Parks
 of Taylor Apartments Project);
 VRD Multi-Family Series 2002 A
 RB (CEP-Federal National
 Mortgage Association)
 1.70%, 08/15/32(d)              A-1+     --       4,135        4,135,000
-------------------------------------------------------------------------
Michigan (State of)
 Municipal Bond Authority;
 State Revolving Fund
 Series 1992 A RB
 6.25%, 10/01/02(c)(h)            AAA     Aaa      4,465        4,554,300
-------------------------------------------------------------------------
 6.35%, 10/01/02(b)(c)            AAA     Aaa      4,430        4,518,600
-------------------------------------------------------------------------
 6.45%, 10/01/02(b)(c)            AAA     Aaa      4,835        4,931,700
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic
 Fund (260 Brown St. Associates
 Project); VRD Convertible Ltd.
 Tax Obligation Series 1985 RB
 (LOC-Comerica Bank)
 1.60%, 10/01/15(e)(h)            --    VMIG-1   $ 3,380   $    3,380,000
-------------------------------------------------------------------------
Michigan (State of) Trunk Line;
 Series 1992 A RB
 5.50%, 10/01/02(b)(c)            NRR     NRR      6,630        6,630,000
-------------------------------------------------------------------------
Oakland (County of) Economic
 Development Corp. (Rochester
 College Project); VRD Ltd.
 Obligations Series 2001 RB
 (LOC-Bank One Michigan)
 1.80%, 08/01/21(d)(e)            --    VMIG-1     7,200        7,200,000
-------------------------------------------------------------------------
Southfield (City of) Economic
 Development (Lawrence Tech
 University Project); VRD
 Series 2001 RB (LOC-Bank One
 Michigan)
 1.70%, 10/01/31(d)(e)            A-1     --       6,000        6,000,000
=========================================================================
                                                               72,524,600
=========================================================================

MINNESOTA-6.06%

Arden Hills (City of) Housing
 and Health Care Facilities
 (Presbyterian Homes Project);
 VRD Series 1999 B RB
 (LOC-U.S. Bank N.A.)
 2.20%, 09/01/29(e)(j)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Duluth (City of) Economic
 Development Authority
 (Miller-Dwan Medical Center
 Inc. Project); Refunding VRD
 Series 1997 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 06/01/19(e)(j)            A-1     --       2,150        2,150,000
-------------------------------------------------------------------------
Golden Valley (City of)
 Industrial Development
 (Unicare Homes Inc. Project);
 VRD Series 1984 IDR
 (LOC-Bank of America N.A.)
 1.75%, 09/01/14(d)(e)           A-1+     --       2,000        2,000,000
-------------------------------------------------------------------------
Minneapolis (City of)
 (Minnehaha Academy Project);
 VRD Series 2001 RB
 (LOC-Firstar Bank N.A.)
 2.25%, 05/01/26(e)(j)(l)         --      --       2,500        2,500,000
-------------------------------------------------------------------------
Minneapolis (City of) Special
 School District # 001;
 Unlimited Tax Aid Anticipation
 Ctfs. Series 2002 GO
 1.75%, 01/31/03                 SP-1+    --      14,500       14,522,040
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MINNESOTA-(CONTINUED)

Minnesota (State of) School
 Districts Tax and Aid
 Anticipation Borrowing Ctfs.
 Program; Aid Anticipation
 Notes Series 2002 A COP
 2.25%, 08/20/03                  --     MIG-1   $16,000   $   16,108,740
-------------------------------------------------------------------------
Rochester (City of) Health Care
 Facilities; Commercial Paper
 Notes
 1.25%, 10/08/02                 A-1+     --      13,500       13,500,000
-------------------------------------------------------------------------
 1.20%, 10/10/02                 A-1+     --      20,500       20,500,000
-------------------------------------------------------------------------
 1.20%, 10/22/02                 A-1+     --      10,600       10,600,000
-------------------------------------------------------------------------
 1.30%, 10/23/02                 A-1+     --       8,000        8,000,000
-------------------------------------------------------------------------
 1.25%, 11/19/02                 A-1+     --      15,000       15,000,000
-------------------------------------------------------------------------
Roseville (City of) Health Care
 Facilities (Presbyterian Homes
 Project); Refunding VRD Series
 2002 RB
 (LOC-U.S. Bank N.A.)
 2.20%, 10/01/29(e)(j)            --    VMIG-1     1,790        1,790,000
-------------------------------------------------------------------------
St. Paul (City of) Housing and
 Redevelopment Authority
 (Science Museum of Minnesota);
 VRD Series 1997 A RB
 (LOC-First Bank Montana)
 1.75%, 05/01/27(d)(e)            --    VMIG-1    13,160       13,160,000
=========================================================================
                                                              121,830,780
=========================================================================

MISSISSIPPI-0.70%

Mississippi (State of) Business
 Finance Corp. (Jackson Medical
 Mall); VRD Series 2000 A RB
 (LOC-Bank One Louisiana)
 1.75%, 11/01/18(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Mississippi (State of) Business
 Finance Corp. (Mississippi
 College Project); Refunding
 VRD Series 1999 B RB (LOC-Bank
 of America N.A.)
 1.70%, 02/01/09
 (Acquired 11/28/01;
 Cost $5,400,000)(d)(e)(g)(k)     --      --       5,400        5,400,000
-------------------------------------------------------------------------
Rankin (County of) School
 District; Unlimited Tax Series
 1995 GO
 5.75%, 02/01/03(b)(c)            AAA     Aaa      4,960        5,023,027
=========================================================================
                                                               14,023,027
=========================================================================


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

MISSOURI-2.24%

Boone (County of) (Boone
 Hospital Center Project); VRD
 Hospital Series 2000 C RB
 (LOC-Firstar Bank N.A.)
 1.75%, 08/15/20(d)(e)            --    VMIG-1   $ 2,600   $    2,600,000
-------------------------------------------------------------------------
Independence (City of)
 Industrial Development
 Authority (Groves and
 Graceland Project); VRD
 Development Series 1997 A IDR
 (LOC-Dexia Credit Local)
 2.10%, 11/01/27(e)(j)           A-1+     --       3,000        3,000,000
-------------------------------------------------------------------------
Kansas (City of) Industrial
 Development Authority (Baptist
 Health System); VRD Hospital
 Series 1988 A IDR (LOC-Bank of
 America N.A.)
 1.65%, 08/01/18(d)(e)            --    VMIG-1     2,705        2,705,000
-------------------------------------------------------------------------
Kansas City (City of) School
 District Building; Refunding
 Series 2002 A RB
 4.00%, 02/01/03(f)               AAA     Aaa      2,655        2,675,641
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (Science City
 Union Station); Infrastructure
 Facilities Series 1997 A RB
 (LOC-Canadian Imperial Bank)
 4.40%, 12/01/02(e)               AA-     Aa3      1,150        1,155,631
-------------------------------------------------------------------------
Missouri (State of) Development
 Finance Board (St. Louis
 Convention Center); VRD Series
 2000 C RB
 (LOC-Firstar Bank N.A.)
 2.20%, 12/01/20(e)(j)            A-1     --       1,000        1,000,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Assemblies of God
 College Project); VRD Series
 2001RB (LOC-Bank of America
 N.A.)
 1.70%, 05/01/26(d)(e)            --    VMIG-1     6,800        6,800,000
-------------------------------------------------------------------------
Missouri (State of) Health and
 Educational Facilities
 Authority (Lutheran Senior
 Services); VRD Health
 Facilities Series 2000 RB
 (LOC-Firstar Bank N.A.)
 1.75%, 02/01/31(d)(e)            --    VMIG-1    25,000       25,000,000
=========================================================================
                                                               44,936,272
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


MONTANA-0.40%

Havre (City of) Industrial
 Development (Safeway Inc.
 Project); Refunding Series
 1991 IDR (LOC-Bankers Trust
 Co.)
 1.75%, 12/02/02(b)(e)           A-1+     --     $ 1,130   $    1,130,000
-------------------------------------------------------------------------
Montana (State of) Facilities
 Financing Authority (Mission
 Ridge Project); VRD Series
 2002 RB (LOC-LaSalle Bank
 N.A.)
 1.75%, 08/01/27(d)(e)(g)         --      --       7,000        7,000,000
=========================================================================
                                                                8,130,000
=========================================================================

NEVADA-0.90%

ABN AMRO Munitops Ctfs. Trust
 (County of Washoe); Refunding
 VRD Ltd. Tax Series 2001-24
 Single Asset Trust Ctfs.
 1.75%, 07/01/09
 (Acquired 06/21/01;
 Cost $5,000,000)(d)(i)(k)        --    VMIG-1     5,000        5,000,000
-------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax
 Sewer & Flood Control Series
 2001 GO
 5.00%, 04/01/03(f)               AAA     Aaa      2,000        2,035,500
-------------------------------------------------------------------------
Las Vegas Valley (City of)
 Water District (SNWA Water
 Supply); Commercial Paper
 Notes (LOC-Westdeutsche
 Landesbank Girozentrale)
 1.30%, 10/16/02(e)              A-1+     P-1     11,000       11,000,000
=========================================================================
                                                               18,035,500
=========================================================================

NEW MEXICO-1.05%

New Mexico (State of); Series
 2002 TRAN
 3.00%, 06/30/03                 SP-1+   MIG-1    16,000       16,176,041
-------------------------------------------------------------------------
New Mexico (State of) Hospital
 Equipment Loan Council
 (Dialysis Clinic Inc.
 Project); VRD Series 2000 RB
 (LOC-Wachovia Bank N.A.)
 1.83%, 07/01/25(d)(e)            --    VMIG-1     5,000        5,000,000
=========================================================================
                                                               21,176,041
=========================================================================

NEW YORK-0.49%

Merrill Lynch P-Floats
 (Metropolitan Transportation
 Authority); VRD Series 2002
 PA-1027 A RB
 1.75%, 11/15/15
 (Acquired 06/05/02;
 Cost $5,995,000)(d)(i)(k)       A-1+     --       5,995        5,995,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
NEW YORK-(CONTINUED)

Middletown (City of) Industrial
 Development Agency (Southwinds
 Retirement Home Inc. Project);
 Civic Facilities Series 1993
 IDR 8.38%, 03/01/03(b)(c)        NRR     NRR    $ 3,740   $    3,921,855
=========================================================================
                                                                9,916,855
=========================================================================

NORTH CAROLINA-3.23%

North Carolina (State of)
 Capital Facilities Financing
 Agency (Elon College);
 Refunding VRD Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.65%, 01/01/14(d)(e)(g)         --      --       4,900        4,900,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (NCA&T University
 Foundation); VRD Housing
 Facilities Series 2001 RB
 (LOC-First Union National
 Bank)
 1.75%, 07/01/32(d)(e)            --    VMIG-1    18,990       18,990,000
-------------------------------------------------------------------------
North Carolina (State of)
 Capital Facilities Financing
 Agency (Wolfpack Club
 Project); Refunding VRD Series
 2002 RB (LOC-Bank of America
 N.A.)
 1.70%, 04/01/12(d)(e)(g)         --      --       6,100        6,100,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Cleveland Regional
 Medical Center Project); VRD
 Series 2001 RB (LOC-Bank of
 America N.A.)
 1.70%, 01/01/18(d)(e)(g)         --      --      29,000       29,000,000
-------------------------------------------------------------------------
North Carolina (State of)
 Medical Care Community
 Hospital (Pooled Equipment
 Funding Project); VRD Series
 1985 RB
 1.60%, 12/01/25(d)(f)            A-1   VMIG-1     6,000        6,000,000
=========================================================================
                                                               64,990,000
=========================================================================

NORTH DAKOTA-0.26%

Fargo (City of) Commercial
 Development (Cass Oil Co.
 Project); VRD Series 1984 RB
 (LOC-U.S. Bank N.A.)
 1.85%, 12/01/14(d)(e)            A-1     --       3,600        3,600,000
-------------------------------------------------------------------------
Ward (County of) Health Care
 Facilities (Trinity Health
 Obligation Group); VRD Series
 2002 A RB (LOC-U.S. Bank N.A.)
 2.15%, 07/01/29(e)(j)            A-1     --       1,635        1,635,000
=========================================================================
                                                                5,235,000
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


OHIO-3.33%

Butler (County of) Sewer
 Systems; Series 1992 B RB
 6.25%, 12/01/02(b)(c)            AAA     Aaa    $ 2,925   $    2,977,482
-------------------------------------------------------------------------
Delaware (County of) Industrial
 Development (Radiation
 Sterilizers); VRD Series 1984
 IDR (LOC-American
 National Bank)
 1.45%, 12/01/04(e)(h)            A-1     --       2,300        2,300,000
-------------------------------------------------------------------------
Franklin (County of) (Doctors
 OhioHealth Corp.); VRD
 Hospital Series 1998 B RB
 (LOC-National City Bank)
 1.75%, 12/01/28(d)(e)            --    VMIG-1     4,100        4,100,000
-------------------------------------------------------------------------
Hamilton (County of) Sewer
 System; Refunding and
 Improvement Series 1995 A RB
 6.00%, 12/01/02(f)               AAA     Aaa      1,000        1,007,520
-------------------------------------------------------------------------
Kent State University; General
 Receipts Series 1998 B RB
 3.75%, 05/01/03(f)               AAA     Aaa      1,010        1,022,065
-------------------------------------------------------------------------
Lorain (County of) (Elyria
 United Methodist Village);
 Refunding VRD Hospital Series
 1996 B RB (LOC-Bank One N.A.)
 1.78%, 06/01/12(d)(e)            A-1   VMIG-1     5,505        5,505,000
-------------------------------------------------------------------------
Lorain (County of) (EMH
 Regional Medical Center
 Project); VRD Hospital
 Facilities Series 2001 RB
 (LOC-National City Bank)
 1.75%, 05/01/26(d)(e)(l)         --      --      16,000       16,000,000
-------------------------------------------------------------------------
Marion (County of) (Pooled
 Lease Program); VRD Hospital
 Improvement Series 1990 RB
 (LOC-Bank One N.A.)
 1.78%, 08/01/20(d)(e)            A-1     --       4,215        4,215,000
-------------------------------------------------------------------------
Ohio (State of) Economic
 Development (YMCA of Greater
 Cincinnati Project); VRD
 Series 2001 RB
 (LOC-Bank One N.A.)
 1.75%, 11/01/21(d)(e)            A-1     --       9,600        9,600,000
-------------------------------------------------------------------------
Ohio (State of) Public
 Facilities Commission (Higher
 Education Capital Facilities);
 Series 1992 II-B RB
 5.40%, 11/01/02(b)(c)            AAA     Aaa      1,500        1,534,439
-------------------------------------------------------------------------
Portage (County of) (Robinson
 Memorial Hospital); VRD Series
 2002 RB (LOC-Bank One N.A.)
 1.70%, 05/01/17(d)(e)            --    VMIG-1     6,635        6,635,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
OHIO-(CONTINUED)

Toledo (City of) Waterworks;
 Refunding and Improvement
 Series 1999 RB
 3.50%, 11/15/02(f)               AAA     Aaa    $ 1,340   $    1,343,236
-------------------------------------------------------------------------
Tuslaw (City of) Local School
 District; Unlimited Tax
 Series 2002 BAN
 2.00%, 01/22/03                  --     MIG-1    10,650       10,672,487
=========================================================================
                                                               66,912,229
=========================================================================

OKLAHOMA-2.36%

Lawton (City of) Water
 Authority; Sales Tax & Utility
 Series 2001 RB
 4.50%, 03/01/03(f)               AAA     Aaa      1,630        1,650,134
-------------------------------------------------------------------------
Oklahoma (State of) Development
 Financing Authority
 (Capitol Dome Project); VRD
 Series 2001 RB
 (LOC-Bank of America N.A.)
 1.78%, 06/01/11(d)(e)           A-1+     --       5,275        5,275,000
-------------------------------------------------------------------------
Oklahoma (County of) Finance
 Authority (Oxford Oaks
 Apartments Project); Refunding
 VRD Multi-Family Series 2000
 RB (CEP-Federal National
 Mortgage Association)
 1.72%, 07/15/30(d)              A-1+     --      27,695       27,695,000
-------------------------------------------------------------------------
Oklahoma (County of)
 Independent School District
 #89 (Oklahoma City); Refunding
 Unlimited Tax Series 2002 GO
 3.00%, 02/01/03(f)               --      Aaa      3,425        3,438,557
-------------------------------------------------------------------------
Southern Oklahoma (State of)
 Memorial Hospital Authority;
 Series 1992 RB
 6.60%, 12/01/02(b)(c)            NRR     NRR      5,225        5,373,637
-------------------------------------------------------------------------
Tulsa (City of) Industrial
 Authority (University of
 Tulsa); VRD Series 2000 B RB
 1.75%, 10/01/31(d)(f)            --    VMIG-1     4,000        4,000,000
=========================================================================
                                                               47,432,328
=========================================================================

OREGON-1.85%

Multnomah (County of);
 Series 2002 TRAN
 2.50%, 06/30/03                  --     MIG-1    20,000       20,124,492
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

OREGON-(CONTINUED)

Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Quatama Crossing LLC Housing
 Project); VRD Series 1998 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 01/01/31(d)(e)            --    VMIG-1   $ 1,100   $    1,100,000
-------------------------------------------------------------------------
Oregon (State of) Health,
 Housing, Educational &
 Cultural Facilities Authority
 (Sacred Heart Medical Center);
 VRD Series 1998 A RB (LOC-U.S.
 Bank N.A.)
 1.75%, 11/01/28(d)(e)            A-1     --       1,700        1,700,000
-------------------------------------------------------------------------
Umatilla (County of) Hospital
 Facilities Authority (Catholic
 Health Initiatives); Refunding
 VRD Series 1997 B RB
 (LOC-Morgan Guaranty Trust)
 1.75%, 12/01/24(d)(e)           A-1+   VMIG-1    14,300       14,300,000
=========================================================================
                                                               37,224,492
=========================================================================

PENNSYLVANIA-3.39%

Allegheny (County of)
 Industrial Development
 Authority (Carnegie Museums of
 Pittsburgh); VRD Series 2002
 IDR (LOC-Citizens Bank of
 Pennsylvania)
 1.75%, 08/01/32(d)(e)            --    VMIG-1     3,000        3,000,000
-------------------------------------------------------------------------
Allegheny (County of)
 Sanitation Authority; Series
 1992 RB
 6.00%, 12/01/02(b)(c)            AAA     Aaa      1,000        1,026,606
-------------------------------------------------------------------------
Berks (County of) Industrial
 Development Authority
 (Lutheran Services Northeast);
 Refunding VRD Health Care
 Series 1998 A IDR
 1.65%, 01/01/28(d)(f)            --    VMIG-1     5,899        5,899,000
-------------------------------------------------------------------------
Chartiers Valley Industrial and
 Commercial Development
 Authority (Asbury Villas
 Project); Refunding VRD Series
 2000 B IDR (LOC-LaSalle Bank
 N.A.)
 1.75%, 12/01/30(d)(e)            A-1     --       2,000        2,000,000
-------------------------------------------------------------------------
Delaware Valley Regional
 Finance Authority; VRD Local
 Government Series 1986 RB
 (LOC-Toronto-Dominion Bank)
 1.70%, 08/01/16(d)(e)           A-1+   VMIG-1     2,500        2,500,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
PENNSYLVANIA-(CONTINUED)

Eagle Tax-Exempt Trust
 (Delaware Valley Regional);
 VRD Series 2001-3801 COP
 1.77%, 08/01/28
 (Acquired 06/04/01-09/06/02;
 Cost $8,900,000)(d)(i)(k)       A-1+     --     $ 8,900   $    8,900,000
-------------------------------------------------------------------------
Easton (City of) Area Joint
 Sewer Authority; Refunding
 Series 1993 RB
 6.20%, 04/01/03(b)(c)            NRR     NRR      1,000        1,020,366
-------------------------------------------------------------------------
Emmaus (City of) General
 Authority; VRD Series 1996 RB
 1.65%, 12/01/28(d)(f)            A-1     --      30,000       30,000,000
-------------------------------------------------------------------------
First Union Merlots (City of
 Scranton & County of
 Lackawanna Health & Welfare
 Authority); VRD Series 2002
 A-18 RB
 1.75%, 03/01/15
 (Acquired 03/22/02;
 Cost $3,375,000)(d)(i)(k)        --    VMIG-1     3,375        3,375,000
-------------------------------------------------------------------------
Franklin (County of) Industrial
 Development Authority
 (Chambersburg Hospital
 Obligation); VRD Health Care
 Series 2000 IDR
 1.78%, 12/01/24(d)(f)            A-1     --       5,500        5,500,000
-------------------------------------------------------------------------
Philadelphia (City of);
 Unlimited Tax Series 1998 GO
 5.00%, 03/15/03(f)               AAA     Aaa      4,890        4,969,209
=========================================================================
                                                               68,190,181
=========================================================================

SOUTH CAROLINA-1.93%

Eagle Tax Exempt Trust (State
 of South Carolina Public
 Service Authority); VRD Series
 2000-4001 Class A COP
 1.77%, 01/01/22
 (Acquired 09/08/00-01/11/01;
 Cost $10,100,000)(d)(i)(k)      A-1+     --      10,100       10,100,000
-------------------------------------------------------------------------
First Union Merlots (State of
 South Carolina Public Service
 Authority); VRD Series 2000 L
 RB
 1.75%, 01/01/22
 (Acquired 02/25/00;
 Cost $6,500,000)(d)(i)(k)        --    VMIG-1     6,500        6,500,000
-------------------------------------------------------------------------
Lexington (County of) School
 District #001; Unlimited Tax
 Series 2002 TAN
 1.75%, 04/15/03                  --     MIG-1     9,000        9,023,465
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

SOUTH CAROLINA-(CONTINUED)

Richland (County of) School
 District # 002; Unlimited Tax
 Series 2002 GO
 2.00%, 05/01/03                  AA+     Aa1    $ 7,000   $    7,027,734
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (The
 Allen University Project);
 Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.75%, 09/01/18
 (Acquired 03/27/01-07/30/02;
 Cost $2,940,000)(d)(e)(k)       A-1+     --       2,940        2,940,000
-------------------------------------------------------------------------
South Carolina (State of)
 Educational Facilities
 Authority for Private
 Nonprofit Institutions (Morris
 College Project); VRD Series
 1997 RB (LOC-Bank of America
 N.A.)
 1.75%, 07/01/17
 (Acquired 07/30/02;
 Cost $1,100,000)(d)(e)(k)       A-1+     --       1,100        1,100,000
-------------------------------------------------------------------------
South Carolina (State of) Jobs
 Economic Development Authority
 (Catholic Diocese of South
 Carolina Project); VRD Series
 1998 RB (LOC-Bank of America
 N.A.)
 1.75%, 09/01/18
 (Acquired 07/23/02;
 Cost $2,090,000)(d)(e)(k)       A-1+     --       2,090        2,090,000
=========================================================================
                                                               38,781,199
=========================================================================

SOUTH DAKOTA-0.06%

Sioux Falls (City of); Sales
 Tax Series 2001 A RB
 4.25%, 11/15/02(f)               --      Aaa      1,150        1,154,196
=========================================================================

TENNESSEE-5.85%

Blount (County of) Public
 Building Authority (Local
 Government Public
 Improvements); RB
 2.05%, VRD Series 2001 A-1-D
 06/01/25(f)(j)                   --    VMIG-1     3,200        3,200,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 A-1-E
 06/01/22(f)(j)                   --    VMIG-1     1,800        1,800,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TENNESSEE-(CONTINUED)

Clarksville (City of) Public
 Building Authority (Tennessee
 Municipal Bond Fund); VRD
 Pooled Funding RB (LOC-Bank of
 America N.A.)
 1.70%, Series 1997 11/01/27
 (Acquired 11/28/01;
 Cost $11,990,000)(d)(e)(k)       --    VMIG-1   $11,900   $   11,900,000
-------------------------------------------------------------------------
 1.70%, Series 1999 06/01/29
 (Acquired 07/30/02-09/26/02;
 Cost $20,600,000)(d)(e)(k)       --    VMIG-1    20,600       20,600,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chattanooga); VRD Series
 2000-4202 COP
 1.77%, 10/01/27
 (Acquired 10/10/00-05/30/01;
 Cost $14,040,000)(d)(i)(k)      A-1+     --      14,040       14,040,000
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #2);
 Refunding VRD Series 1998 B
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     2,997        2,997,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #3);
 Refunding VRD Series 1998 C
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     1,797        1,797,250
-------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade
 Center Hotel Associates #4);
 Refunding VRD Series 1998 D
 IDR (LOC-Mellon Bank N.A.)
 1.80%, 09/01/16(d)(e)            --    VMIG-1     3,327        3,327,750
-------------------------------------------------------------------------
Jackson (City of) Health &
 Educational Facilities Board
 (Trinity Christian Academy);
 Refunding VRD Educational
 Facilities Series 2002 RB
 (LOC-Amsouth Bank)
 1.93%, 03/01/22(d)(e)            --    VMIG-1     5,400        5,400,000
-------------------------------------------------------------------------
Memphis (City of) Health,
 Education & Housing Facility
 Board; VRD Not-For-Profit
 Multi-Family Program Series
 2000 RB (CEP-American
 International Group Inc.)
 1.83%, 08/01/32
 (Acquired 08/04/00;
 Cost $10,000,000)(d)(k)         A-1+     --      10,000       10,000,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TENNESSEE-(CONTINUED)

Metropolitan Government of
 Nashville and Davidson
 Counties Health and
 Educational Facilities Board
 (Meharry Medical College
 Project); Refunding VRD Series
 1998 RB (LOC-NationsBank N.A.)
 1.70%, 08/01/18
 (Acquired 11/21/01-11/27/01;
 Cost $9,440,000)(d)(e)(g)(k)     --      --     $ 9,440   $    9,440,000
-------------------------------------------------------------------------
Montgomery (County of) Public
 Building Authority (Tennessee
 County Loan Pool); VRD Pooled
 Funding Government Obligation
 Series 1995 RB (LOC-Bank of
 America N.A.)
 1.70%, 03/01/25
 (Acquired 04/30/02;
 Cost $8,835,000)(d)(e)(k)       A-1+     --       8,835        8,835,000
-------------------------------------------------------------------------
Sevier (County of) Public
 Building Authority (Local
 Government Public
 Improvement); RB
 2.05%, VRD Series 2000 IV B-9
   06/01/11(f)(j)                 --    VMIG-1     1,000        1,000,000
-------------------------------------------------------------------------
 1.73%, VRD Series 1995 A
   06/01/15(f)(j)                 --    VMIG-1     5,890        5,890,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-7
   06/01/20(f)(j)                 --    VMIG-1     3,095        3,095,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-8
   06/01/20(f)(j)                 --    VMIG-1       985          985,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2000 IV B-12
   06/01/20(f)(j)                 --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV G-2
   06/01/22(f)(j)                 --    VMIG-1     3,100        3,100,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV-1
   06/01/23(f)(j)                 --    VMIG-1     3,500        3,500,000
-------------------------------------------------------------------------
 2.05%, VRD Series 2001 IV H-3
   06/01/25(f)(j)                 --    VMIG-1     3,000        3,000,000
=========================================================================
                                                              117,507,250
=========================================================================

TEXAS-11.48%

ABN AMRO Munitops Ctfs. Trust
 (City of Leander Independent
 School District); Refunding
 Unlimited Multistate Non-AMT
 Series 2002-16 Ctfs.
 1.55%, 08/20/03
 (Acquired 08/29/02;
 Cost $5,395,000)(b)(i)(k)        A-1     --       5,395        5,395,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Austin (City of) Utility
 Systems; Combined Series 1988
 RB
 7.75%, 05/15/03(b)(c)            AAA     Aaa    $ 1,000   $    1,037,946
-------------------------------------------------------------------------
Carroll (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 GO
 (CEP-Texas Permanent School
 Fund)
 5.00%, 02/15/03                  AAA     Aaa      1,060        1,074,274
-------------------------------------------------------------------------
Coastal Bend Health Facilities
 Development Corp. (Incarnate
 Word Health Services); VRD
 Series 1998 B RB
 1.72%, 08/15/28(d)(f)            --    VMIG-1     8,550        8,550,000
-------------------------------------------------------------------------
Denton (City of); Ltd. Ctfs.
 Series 2001 GO
 4.75%, 02/15/03(f)               AAA     Aaa      1,290        1,306,176
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris
 County Toll Road); VRD Series
 2001-4305 COP
 1.77%, 08/01/14
 (Acquired 05/08/01;
 Cost $7,390,000)(d)(i)(k)       A-1+     --       7,390        7,390,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Airport); VRD Series
 2000-4307 COP
 1.77%, 07/01/28
 (Acquired 11/15/00-02/20/01;
 Cost $15,750,000)(d)(i)(k)      A-1+     --      15,750       15,750,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Houston Water & Sewer); VRD
 Series 974305 COP
 1.77, 12/01/27
 (Acquired 04/27/99;
 Cost $14,005,000)(d)(i)(k)      A-1+     --      14,005       14,005,000
-------------------------------------------------------------------------
Grand Prairie (City of) Housing
 Finance Corp. (Lincoln
 Property Co.); Refunding VRD
 Series 1993 RB (CEP-General
 Electric Capital Corp.)
 1.70%, 06/01/10(d)              A-1+     --       2,700        2,700,000
-------------------------------------------------------------------------
Harris (County of); Ltd. Ctfs.
 Obligation Tax Series 1991 GO
 6.50%, 10/01/02(b)(c)            NRR     NRR      1,000        1,000,000
-------------------------------------------------------------------------
Harris (County of); VRD
 Unlimited Tax Series 2000
 N1-Reg D GO
 1.80%, 08/01/03(d)               --    VMIG-1     3,700        3,700,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

TEXAS-(CONTINUED)

Harris (County of) Health
 Facilities Development Corp.
 (Gulf Coast Regional Blood
 Center Project); VRD Series
 1992 RB
 (LOC-JP Morgan Chase & Co.)
 1.80%, 04/01/17(d)(e)           A-1+     --     $ 2,850   $    2,850,000
-------------------------------------------------------------------------
Harris (County of) Health
 Facilities Development Corp.
 (St. Lukes Episcopal
 Hospital); Refunding VRD
 Series 2001 B RB
 2.00%, 02/15/31(j)              A-1+     --      20,100       20,100,000
-------------------------------------------------------------------------
Hockley (County of ) Industrial
 Development Corp. (Amoco Corp.
 Project); Pollution Control
 Series 1985 IDR
 1.80%, 11/01/02(d)              A-1+     P-1      5,000        5,000,000
-------------------------------------------------------------------------
Houston (City of) Higher
 Education Finance Corp.
 (Houston Baptist University);
 Refunding VRD Higher Education
 Series 2000 RB (LOC-Chase Bank
 of Texas)
 1.80%, 07/01/20(d)(e)(g)         --      --       1,000        1,000,000
-------------------------------------------------------------------------
Irving (City of) Independent
 School District; Refunding
 Unlimited Tax Series 2001 A GO
 (CEP-Texas Permanent School
 Fund)
 4.00%, 02/15/03                  AAA     Aa3      1,025        1,032,723
-------------------------------------------------------------------------
Lamar (County of) Consolidated
 Independent School District;
 Unlimited Tax Series 1996 GO
 (CEP-Texas Permanent School
 Fund)
 6.00%, 02/15/03                  AAA     Aaa      1,065        1,082,725
-------------------------------------------------------------------------
Lubbock (City of) Independent
 School District; Refunding
 Unlimited Tax Series 1993 GO
 (CEP-Texas Permanent School
 Fund)
 5.20%, 02/15/03                  AAA     Aaa      1,090        1,105,325
-------------------------------------------------------------------------
Northside Independent School
 District; Refunding Unlimited
 Tax Series 2001 GO (CEP-Texas
 Permanent School Fund)
 4.00%, 02/15/03                  AAA     Aaa      1,250        1,261,581
-------------------------------------------------------------------------
Palacios (City of) Independent
 School District; Unlimited Tax
 Series 2001 GO (CEP-Texas
 Permanent School Fund)
 2.70%, 12/15/02                  AAA     Aaa      2,000        2,003,727
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
TEXAS-(CONTINUED)

Port Development Corp. (Stolt
 Terminals Project); Refunding
 VRD Series 1989 RB
 (LOC-Canadian Imperial Bank)
 1.70%, 01/15/14(d)(e)           A-1+   VMIG-1   $ 1,665   $    1,665,000
-------------------------------------------------------------------------
Port of Houston
 Authority-Harris (County of);
 Refunding Series 2002 RB
 5.00%, 05/01/03(f)               AAA     Aaa      1,000        1,019,245
-------------------------------------------------------------------------
San Antonio (City of) Electric
 & Gas System; Commercial Paper
 Notes (LOC-Bank of New York;
 J.P. Morgan Chase & Co.;
 Westdeutsche Landesbank
 Girozentrale; Landesbank
 Baden-Wurttemberg)
 1.45%, 10/07/02(e)              A-1+     P-1     18,300       18,300,000
-------------------------------------------------------------------------
 1.30%, 10/22/02(e)              A-1+     P-1     12,600       12,600,000
-------------------------------------------------------------------------
San Antonio (City of) Water &
 Sewer; Commercial Paper Notes
 1.25%, 10/21/02                 A-1+     P-1     32,200       32,200,000
-------------------------------------------------------------------------
San Jacinto (County of)
 Community College District;
 Funding Systems Series 2001 RB
 4.00%, 02/15/03(f)               AAA     Aaa      1,410        1,423,783
-------------------------------------------------------------------------
Shenandoah (City of) Health
 Facilities (Southwood Ltd I
 Project); VRD Series 1984 RB
 (LOC-Bank of America N.A.)
 1.87%, 12/01/14(d)(e)(l)         --      --       3,400        3,400,000
-------------------------------------------------------------------------
Sherman (City of) Higher
 Education Finance Corp.
 (Austin College Project); VRD
 Series 1997 RB (LOC-Bank
 of America N.A.)
 1.75%, 01/01/18(d)(e)           A-1+     --      12,800       12,800,000
-------------------------------------------------------------------------
Texas (State of); Series 2002
 TRAN
 2.75%, 08/29/03                 SP-1+   MIG-1    45,000       45,544,798
-------------------------------------------------------------------------
Trinity River Industrial
 Development Authority
 (Radiation Sterilizers); VRD
 Series 1985 IDR (LOC-American
 National Bank & Trust)
 1.45%, Series 1985 A
   11/01/05(d)(e)                 A-1     --       1,900        1,900,000
-------------------------------------------------------------------------
 1.45%, Series 1985 B
   11/01/05(d)(e)                 A-1     --       2,450        2,450,000
=========================================================================
                                                              230,647,303
=========================================================================

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE


UTAH-0.57%

Davis (County of) Housing
 Authority (Fox Creek
 Apartments); Refunding VRD
 Multi-Family Housing Series
 1997 A RB
 (LOC-Bank One Arizona N.A.)
 1.78%, 08/15/27(d)(e)            A-1     --     $ 4,240   $    4,240,000
-------------------------------------------------------------------------
JP Morgan Putters (Salt Lake
 County); VRD Hospital
 Series 2001 186Z RB
 1.78%, 05/15/14
 (Acquired 05/09/01;
 Cost $4,995,000)(d)(i)(k)       A-1+     --       4,995        4,995,000
-------------------------------------------------------------------------
Salt Lake City (City of)
 Industrial Development
 (Parkview Plaza Associates);
 VRD Series 1984 IDR (LOC-Bank
 One Arizona N.A.)
 1.75%, 12/01/14(e)(h)            A-1     --       2,175        2,175,000
=========================================================================
                                                               11,410,000
=========================================================================

VERMONT-0.13%

Vermont (State of) Student
 Assistance Corp.; VRD Student
 Loan Series 1985 RB (LOC-State
 Street Bank & Trust Co.)
 1.45%, 01/01/04(e)(h)            --    VMIG-1     2,640        2,640,000
=========================================================================

VIRGINIA-0.28%

Chesapeake (City of) Hospital
 Authority (Chesapeake General
 Hospital); VRD Hospital
 Facilities Series 2001 B RB
 (LOC-Suntrust Bank)
 1.70%, 07/01/31(d)(e)           A-1+     --       1,545        1,545,000
-------------------------------------------------------------------------
Norfolk (City of) (Sentara
 Health System);
 Commercial Paper Notes
 1.25%, 10/03/02                 A-1+     P-1      4,000        4,000,000
=========================================================================
                                                                5,545,000
=========================================================================

WASHINGTON-4.74%

ABN AMRO Munitops Ctfs. Trust
 (King County); Refunding VRD
 Ltd. Tax Multistate Non-AMT
 Series 2001-1 Ctfs.
 1.75%, 07/01/06
 (Acquired 01/04/01;
 Cost $10,000,000)(d)(i)(k)       --    VMIG-1    10,000       10,000,000
-------------------------------------------------------------------------
Clark (County of) Public
 Utility District # 001;
 Generating Systems Series 1995
 RB
 6.00%, 01/01/03(c)               AAA     Aaa      5,000        5,057,070
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State
 of Washington);
 VRD Series 984701 COP
 1.77%, 05/01/18
 (Acquired 07/20/00;
 Cost $14,400,000)(d)(i)(k)      A-1c     --     $14,400   $   14,400,000
-------------------------------------------------------------------------
Eagle Tax Exempt Trust (State
 of Washington Public Power
 Supply Systems Project No. 2);
 VRD Series 964703 Class A COP
 1.77%, 07/01/11
 (Acquired 05/02/01;
 Cost $5,870,000)(d)(i)(k)       A-1+     --       5,870        5,870,000
-------------------------------------------------------------------------
Everett (City of) Public
 Facilities District;
 Commercial Paper Notes
 (LOC-Bank of America N.A.)
 1.45%, 01/30/03(e)              A-1+     --       4,300        4,300,000
-------------------------------------------------------------------------
Issaquah (City of) Community
 Properties; VRD Special
 Revenue Series 2001 A RB
 (LOC-Bank of America N.A.)
 1.70%, 02/15/21(d)(e)            --    VMIG-1    10,150       10,150,000
-------------------------------------------------------------------------
King (County of) Economic
 Enterprise Corp. (Puget Sound
 Blood Center Project); VRD
 Series 1998 IDR (LOC-U.S. Bank
 Trust N.A.)
 1.75%, 04/01/23(d)(e)            --    VMIG-1     4,110        4,110,000
-------------------------------------------------------------------------
King (County of) School
 District #411 (Issaquah);
 Refunding Unlimited Tax Series
 1992 GO
 6.50%, 12/01/02(b)(c)            AAA     Aaa      1,275        1,284,900
-------------------------------------------------------------------------
King and Snohomish (Counties
 of) School District #417
 (Northshore); Unlimited Tax
 Series 2002 GO
 3.00%, 12/01/02(f)               AAA     Aaa      8,050        8,071,215
-------------------------------------------------------------------------
Kitsap (County of); Ltd. Tax
 Series 2002 B GO
 3.50%, 12/01/02(f)               AAA     Aaa      1,790        1,794,410
-------------------------------------------------------------------------
Lake Tapps Parkway Properties;
 VRD Special Revenue Series
 1999 A RB (LOC-U.S. Bank N.A.)
 1.75%, 12/01/19(d)(e)            --    VMIG-1    11,500       11,500,000
-------------------------------------------------------------------------
Port Seattle (City of)
 Industrial Development Corp.
 (Sysco Food Services Project);
 Refunding VRD Series 1994 IDR
 1.85%, 11/01/25(d)              A-1+   VMIG-1     6,950        6,950,000
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WASHINGTON-(CONTINUED)

Seattle (City of) Housing
 Authority (Bayview Manor
 Project); VRD Low Income
 Housing Assistance Series 1994
 B RB
 (LOC-U.S. Bank of Washington)
 1.75%, 05/01/19(d)(e)            A-1     --     $ 2,525   $    2,525,000
-------------------------------------------------------------------------
Seattle (City of) Housing
 Authority (Pioneer Human
 Services Project); Refunding
 VRD Series 1995 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 12/01/15(d)(e)            A-1     --       2,990        2,990,000
-------------------------------------------------------------------------
Vancouver (City of) Housing
 Authority (Village Park
 Apartments Project); VRD
 Housing Series 2000 RB
 (LOC-U.S. Bank N.A.)
 1.75%, 11/02/05(d)(e)            A-1     --       1,515        1,515,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (Tacoma Art
 Museum Project); VRD Series
 2002 RB
 (LOC-Northern Trust Co.)
 1.90%, 06/01/32(e)(j)            --    VMIG-1     3,400        3,400,000
-------------------------------------------------------------------------
Washington (State of) Housing
 Finance Commission (University
 Preparatory Academy Project);
 VRD Series 2000 RB
 (LOC-Bank of America N.A.)
 1.75%, 07/01/30(d)(e)            --    VMIG-1     1,250        1,250,000
=========================================================================
                                                               95,167,595
=========================================================================

WEST VIRGINIA-0.55%

West Virginia (State of)
 Hospital Finance Authority
 (Cabell Huntington Project);
 Refunding VRD Series 2002 A-1
 RB
 (LOC-Bank One West Virginia)
 1.75%, 05/01/13(d)(e)            --    VMIG-1    11,000       11,000,000
=========================================================================

WISCONSIN-2.26%

Franklin Community Development
 Authority (Indian Community
 School-Milwaukee); VRD Series
 2002 RB (LOC-Bank One
 Wisconsin)
 1.70%, 07/01/22(d)(e)            --    VMIG-1     7,000        7,000,000
-------------------------------------------------------------------------
Menomonee Falls (City of);
 Unlimited Tax Promissory Notes
 Series 2002 GO
 3.10%, 06/01/03                  --      Aa3      6,000        6,045,132
-------------------------------------------------------------------------
Milwaukee (County of);
 Unlimited Tax Series 1997 A GO
 5.25%, 10/01/02(f)               AAA     Aaa      2,830        2,830,000
-------------------------------------------------------------------------


                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE
WISCONSIN-(CONTINUED)

Milwaukee (City of)
 Metropolitan Sewer District;
 Unlimited Tax Series 1990 A GO
 6.70%, 10/01/02(c)               NRR     NRR    $ 5,000   $    5,000,000
-------------------------------------------------------------------------
Monona (City of) Grove
 (Township of) School District;
 Series 2002 BAN 2.88%,
 12/01/02                         --     MIG-1     1,000        1,002,351
-------------------------------------------------------------------------
Wind Point (City of) (The
 Johnson Foundation Project);
 VRD Series 2000 RB
 (LOC-Harris Trust & Savings
 Bank)
 1.70%, 09/01/35(d)(e)           A-1+     --       4,700        4,700,000
-------------------------------------------------------------------------
Wisconsin (State of); Unlimited
 Tax Series 1992 C GO
 6.20%, 05/01/03(b)(c)            NRR     Aaa      3,000        3,084,455
-------------------------------------------------------------------------
 6.25%, 05/01/03(b)(c)            NRR     Aaa      1,000        1,028,439
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Benevolent Corp. of
 Cedar Lake Home Campus
 Project); VRD Series 2002 B RB
 (LOC-National Exchange Bank
 and Trust & Federal Home Loan
 Bank)
 1.80%, 06/01/32(d)(e)            --    VMIG-1     3,600        3,600,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Clinic-La
 Crosse Inc. Project); Series
 1996 RB
 5.10%, 12/01/02(f)               AAA     Aaa      1,000        1,005,180
-------------------------------------------------------------------------

                                   RATING(a)       PAR
                                  S&P   MOODY'S   (000)        VALUE

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health and
 Educational Facilities
 Authority (Gundersen Lutheran
 Project); VRD Series 2000 B RB
 2.15%, 12/01/29(f)(j)           A-1+     --     $ 1,180   $    1,180,000
-------------------------------------------------------------------------
Wisconsin (State of) Health and
 Educational Facilities
 Authority (Sinai Samaritan
 Medical Center); VRD Series
 1994 A RB LOC-M&I Bank)
 1.75%, 09/01/19(d)(e)            A-1     --       3,938        3,938,000
-------------------------------------------------------------------------
Wisconsin (State of) School
 Districts Cash Flow Management
 Program; COP
 2.25%, Series 2001 B-1
   11/01/02                       --     MIG-1     2,415        2,415,462
-------------------------------------------------------------------------
 2.25%, Series 2001 B-2
   11/01/02                       --     MIG-1     2,500        2,500,582
=========================================================================
                                                               45,329,601
=========================================================================

WYOMING-0.05%

Cheyenne (City of); Refunding
 Unlimited Tax Series 1992 GO
 6.05%, 12/01/02(b)(c)            NRR     NRR      1,000        1,007,547
=========================================================================
TOTAL INVESTMENTS-101.30% (Cost
 $2,035,712,614)(m)                                         2,035,712,614
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.30%)                         (26,072,720)
=========================================================================
NET ASSETS-100.00%                                         $2,009,639,894
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs.     - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). Except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/02.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is rate in effect on 09/30/02.
(i) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is rate in effect on 09/30/02.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The aggregate market value of these securities at 09/30/02 was $494,020,000, which represented 24.58% of the Fund's net assets.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

ASSETS:

Investments, at value (amortized cost)           $ 2,035,712,614
----------------------------------------------------------------
Cash                                                  10,971,249
----------------------------------------------------------------
Receivables for:
  Investments sold                                       750,000
----------------------------------------------------------------
  Interest                                             8,309,239
----------------------------------------------------------------
Investment for deferred compensation plan                 51,972
----------------------------------------------------------------
Other assets                                              84,438
================================================================
    Total assets                                   2,055,879,512
________________________________________________________________
----------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                               43,820,869
----------------------------------------------------------------
  Dividends                                            2,123,956
----------------------------------------------------------------
  Deferred compensation plan                              51,972
----------------------------------------------------------------
Accrued distribution fees                                110,431
----------------------------------------------------------------
Accrued directors' fees                                    4,586
----------------------------------------------------------------
Accrued transfer agent fees                               32,399
----------------------------------------------------------------
Accrued operating expenses                                95,405
================================================================
    Total liabilities                                 46,239,618
================================================================
Net assets applicable to shares outstanding      $ 2,009,639,894
________________________________________________________________
----------------------------------------------------------------

NET ASSETS:

Institutional Class                              $ 1,186,669,646
________________________________________________________________
----------------------------------------------------------------
Private Investment Class                         $   188,293,764
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class                        $    17,165,840
________________________________________________________________
----------------------------------------------------------------
Cash Management Class                            $   385,862,501
________________________________________________________________
----------------------------------------------------------------
Reserve Class                                    $    14,039,151
________________________________________________________________
----------------------------------------------------------------
Resource Class                                   $   217,608,992
________________________________________________________________
----------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                     $16,600,000,000
----------------------------------------------------------------
  Outstanding                                      1,186,639,094
________________________________________________________________
----------------------------------------------------------------
Private Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        188,284,049
________________________________________________________________
----------------------------------------------------------------
Personal Investment Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         17,163,005
________________________________________________________________
----------------------------------------------------------------
Cash Management Class:
  Authorized                                       6,100,000,000
----------------------------------------------------------------
  Outstanding                                        385,866,397
________________________________________________________________
----------------------------------------------------------------
Reserve Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                         14,037,095
________________________________________________________________
----------------------------------------------------------------
Resource Class:
  Authorized                                       1,100,000,000
----------------------------------------------------------------
  Outstanding                                        217,608,534
________________________________________________________________
----------------------------------------------------------------
Net asset value and offering price per share
  for each class                                 $          1.00
________________________________________________________________
----------------------------------------------------------------

STATEMENT OF OPERATIONS
------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                            $16,174,557
===============================================================

EXPENSES:

Advisory fees                                         2,235,179
---------------------------------------------------------------
Administrative services fees                            180,811
---------------------------------------------------------------
Custodian fees                                           42,578
---------------------------------------------------------------
Distribution fees:
  Private Investment Class                              450,567
---------------------------------------------------------------
  Personal Investment Class                              40,511
---------------------------------------------------------------
  Cash Management Class                                 179,230
---------------------------------------------------------------
  Reserve Class                                          85,047
---------------------------------------------------------------
  Resource Class                                        174,609
---------------------------------------------------------------
Transfer agent fees                                     183,541
---------------------------------------------------------------
Directors' fees                                          11,078
---------------------------------------------------------------
Other                                                   204,022
===============================================================
    Total expenses                                    3,787,173
===============================================================
Less: Fees waived                                      (850,541)
===============================================================
    Net expenses                                      2,936,632
===============================================================
Net investment income                                13,237,925
===============================================================
Net realized gain (loss) from investment
  securities                                            (25,175)
===============================================================
Net increase in net assets resulting from
  operations                                        $13,212,750
_______________________________________________________________
---------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED MARCH 31, 2002 (UNAUDITED)

                                                                      SEPTEMBER 30,               MARCH 31,
                                                                           2002                      2002
                                                              ------------------------------    --------------
OPERATIONS:

  Net investment income                                               $   13,237,925            $   30,654,351
--------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                        (25,175)                   49,753
==============================================================================================================
    Net increase in net assets resulting from operations                  13,212,750                30,704,104
==============================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                     (8,997,708)              (22,419,192)
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                  (959,627)               (3,180,546)
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                  (40,857)                 (439,500)
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   (2,194,939)               (3,004,510)
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                              (43,411)                 (264,155)
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          (1,001,383)               (1,346,448)
--------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                                    (52,364,319)              309,095,270
--------------------------------------------------------------------------------------------------------------
  Private Investment Class                                                 9,204,890                37,137,251
--------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                               12,068,441                 4,372,127
--------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                   65,352,225               304,845,825
--------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           (4,159,776)                2,327,048
--------------------------------------------------------------------------------------------------------------
  Resource Class                                                          80,299,201               121,845,326
==============================================================================================================
    Net increase in net assets                                           110,375,487               779,672,600
==============================================================================================================

NET ASSETS:

  Beginning of period                                                  1,899,264,407             1,119,591,807
==============================================================================================================
  End of period                                                       $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                          $2,009,681,667            $1,899,281,005
--------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                               (41,773)                  (16,598)
==============================================================================================================
                                                                      $2,009,639,894            $1,899,264,407
______________________________________________________________________________________________________________
==============================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of six different classes of shares that have commenced operations, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.22%. This limitation may be terminated or modified at any time. For the six months ended September 30, 2002, AIM waived fees of $525,625.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2002, AIM was paid $180,811 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2002, AFS retained $157,773 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended September 30, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $225,284, $27,866, $143,384, $68,827 and $139,687, respectively, as compensation under the Plan which included waivers by FMC of $324,916.

  Certain officers and directors of the Fund are officers of AIM, FMC, and AFS.

  During the six months ended September 30, 2002, the Fund paid legal fees of $3,796 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 2002 and the year ended March 31, 2002 were as follows:

                                                          SIX MONTHS ENDED                            YEAR ENDED
                                                         SEPTEMBER 30, 2002                         MARCH 31, 2002
                                                 -----------------------------------      -----------------------------------
                                                     SHARES              AMOUNT               SHARES              AMOUNT
                                                 --------------      ---------------      --------------      ---------------
Sold:
  Institutional Class                             4,474,585,273      $ 4,474,585,273       7,241,807,989      $ 7,241,807,989
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          159,895,261          159,895,261         373,567,962          373,567,962
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          36,107,395           36,107,395         410,703,599          410,703,599
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           1,237,260,146        1,237,260,146       1,363,378,123        1,363,378,123
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      86,299,056           86,299,056         204,218,294          204,218,294
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    408,388,087          408,388,087         403,486,783          403,486,783
=============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                 2,188,665            2,188,665           2,929,243            2,929,243
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              664,023              664,023           2,271,450            2,271,450
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              10,987               10,987             375,657              375,657
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               1,978,507            1,978,507           2,058,372            2,058,372
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          45,207               45,207             286,448              286,448
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        882,977              882,977           1,244,055            1,244,055
=============================================================================================================================
Reacquired:
  Institutional Class                            (4,529,138,257)      (4,529,138,257)     (6,935,641,962)      (6,935,641,962)
-----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         (151,354,394)        (151,354,394)       (338,702,161)        (338,702,161)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (24,049,941)         (24,049,941)       (406,707,129)        (406,707,129)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                          (1,173,886,428)      (1,173,886,428)     (1,060,590,670)      (1,060,590,670)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                     (90,504,039)         (90,504,039)       (202,177,694)        (202,177,694)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (328,971,863)        (328,971,863)       (282,885,512)        (282,885,512)
=============================================================================================================================
                                                    110,400,662      $   110,400,662         779,622,847      $   779,622,847
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:

                                   2002           2001
                                -----------    -----------
Distributions paid from:
  Ordinary income-tax-exempt    $30,654,351    $39,911,655
__________________________________________________________
==========================================================


  As of March 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary
  income-(tax-exempt)                      $      107,080
---------------------------------------------------------
Post-October loss deferral                           (277)
---------------------------------------------------------
Capital loss carryforward                         (16,322)
---------------------------------------------------------
Temporary book/tax differences                   (107,079)
---------------------------------------------------------
Capital (Par value and additional
  paid-in)                                  1,899,281,005
=========================================================
                                           $1,899,264,407
_________________________________________________________
=========================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

  The Fund's capital loss carryforward of $16,322 as of March 31, 2002 may be carried forward to offset taxable gains, if any, which expires, if not previously utilized, in the year 2004.

NOTE 6--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Resource Class outstanding throughout the periods indicated.


                                                                               RESOURCE CLASS
                                                           -------------------------------------------------------
                                                                                                     APRIL 6, 1999
                                                           SIX MONTHS             YEAR ENDED         (DATE SALES
                                                              ENDED                MARCH 31,         COMMENCED) TO
                                                           SEPTEMBER 30,      -------------------    MARCH 31,
                                                              2002              2002       2001        2000
                                                           ---------------    --------    -------    -------------
Net asset value, beginning of period                          $   1.00        $   1.00    $  1.00       $ 1.00
------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.01            0.02       0.04         0.03
==================================================================================================================
Less distributions from net investment income                    (0.01)          (0.02)     (0.04)       (0.03)
==================================================================================================================
Net asset value, end of period                                $   1.00        $   1.00    $  1.00       $ 1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                   0.58%           2.00%      3.78%        3.15%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $217,609        $137,307    $15,464       $3,597
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.38%(b)        0.38%      0.36%        0.36%(c)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.47%(b)        0.48%      0.49%        0.49%(c)
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average net assets              1.15%(b)        1.84%      3.68%        3.09%(c)
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $174,132,007.
(c)  Annualized.